UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock 60/40 Target Allocation ETF V.I. Fund
Investment Objective
BlackRock 60/40 Target Allocation ETF V.I. Fund’s (the “Fund”) investment objective is to seek to provide total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its blended benchmark (60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond
Index).
What factors influenced performance?
The largest positive contributors to the Fund’s performance relative to the benchmark included commodity-related exposures, along with energy and value-oriented stocks.
The largest detractors from performance relative to the benchmark within the equity allocation were exposures to growth-oriented stocks and the information technology sector. Within the fixed income allocation, exposure to below investment grade, high yield corporate bonds weighed on relative return.
Describe recent portfolio activity.
The Fund trimmed its equity overweight while maintaining a preference for stocks over bonds. Broadly, the investment adviser focused on adding resilience to the portfolio as inflation potentially peaks while the odds of a recession increase. Despite the challenging backdrop, the Fund's tilts toward inflation-sensitive assets, including oil, energy and value stocks along with U.S. Treasury inflation-protected securities, helped drive outperformance. An underweighting to riskier, growth-oriented assets also proved additive to relative return, as high volatility areas of the market such as information technology stocks continued to underperform the broader market. Recent trades to reduce active risk and take profits on many of the Fund’s year-to-date winners, such as energy stocks, commodities and value-oriented stocks, helped mitigate downside vulnerability late in the period.
Describe portfolio positioning at period end.
At period end, the Fund maintained a preference for stocks over bonds. The Fund was positioned with a focus on potentially lower risk areas of the market with the goal of hardening the portfolio for a period of elevated volatility. The Fund was close to neutral in terms of weighting the value and growth styles within the equity allocation. Within the fixed-income allocation, the Fund’s stance with respect to duration and corresponding interest rate sensitivity was closer to neutral following the major upward move in rates seen over the first half of 2022.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock 60/40 Target Allocation ETF V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years
Since
Inception
(b)
Class I
(c) (d)
................................................................. (15.11)% (11.45)% 6.20% 5.10%
Class III
(c) (d)
................................................................ (15.21) (11.69) 5.92 4.84
60% MSCI All Country World Index / 40% Bloomberg U.S. Aggregate Bond Index
(e)
............. (16.28) (13.43) 4.83 4.80
MSCI All Country World Index
(f)
.................................................. (20.18) (15.75) 7.00 6.57
Bloomberg U.S. Aggregate Bond Index
(g)
........................................... (10.35) (10.29) 0.88 1.59
(a)
For the portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
The Fund commenced operations on April 30, 2014.
(c)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to May 1, 2019 are the returns of the Fund when it followed different investment strategies under the name BlackRock iShares
®
Dynamic Allocation V.I. Fund.
(d)
The Fund invests in a portfolio of underlying exchange-traded funds that seek to track equity and fixed-income indices.
(e)
A customized weighted index comprised of 60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index.
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(g)
A broad-b ased flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 848.90 $ 0.87 $ 1,000.00 $ 1,023.85 $ 0.95 0.19%
Class III .................................. 1,000.00 847.90 2.02 1,000.00 1,022.61 2.21 0.44
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
–% –%
Asset Type
 Percent of
Affiliated Investment
Companies
–% –%
Equity Funds .................................... 52.0%
Fixed-Income Funds ............................... 34.3
Short-Term Securities .............................. 13.7
–% –

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security Shares Value
Affiliated Investment Companies
Capital Markets — 4.1%
iShares MSCI Emerging Markets Min Vol Factor
ETF
(a)(b)
........................ 256,576 $ 14,222,008
Debt Funds — 2.0%
iShares 10-20 Year Treasury Bond ETF
(b)
... 58,824 7,067,704
Equity Funds — 56.1%
(b)
iShares Core High Dividend ETF
(a)
........ 83,894 8,425,474
iShares Core S&P 500 ETF
(a)
........... 211,230 80,087,855
iShares Edge MSCI Min Vol USA ETF ..... 78,996 5,546,309
iShares ESG Aware MSCI USA ETF ...... 572,557 48,037,532
iShares MSCI EAFE Growth ETF ........ 152,975 12,312,958
iShares MSCI EAFE Value ETF
(a)
......... 584,501 25,367,343
iShares S&P Small-Cap 600 Value ETF .... 74,937 6,671,641
iShares U.S. Energy ETF
(a)
............. 133,722 5,097,483
iShares U.S. Infrastructure ETF .......... 98,491 3,352,634
194,899,229
Security Shares Value
Fixed-Income Funds — 37.7%
(b)
iShares Commodities Select Strategy ETF
(a)
. 89,643 $ 3,669,984
iShares Convertible Bond ETF
(a)
......... 76,386 5,298,133
iShares Core Total USD Bond Market ETF
(a)
. 1,399,695 65,533,720
iShares Fallen Angels USD Bond ETF
(a)
.... 360,994 8,887,672
iShares TIPS Bond ETF ............... 164,586 18,747,991
iShares U.S. Treasury Bond ETF ......... 1,196,610 28,598,979
130,736,479
Short-Term Securities — 15.9%
(b)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ..................... 1,029,809 1,029,809
SL Liquidity Series, LLC, Money Market Series,
1.73%
(d)
........................ 54,114,481 54,103,658
55,133,467
Total Affiliated Investment Companies — 115.8%
(Cost: $427,547,627) .............................. 402,058,887
Liabilities in Excess of Other Assets — (15.8) % ............ (54,790,720)
Net Assets — 100.0% ............................... $ 347,268,167
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,571,351 $ — $ (541,542) $ — $ — $ 1,029,809 1,029,809 $ 2,730 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 65,412,403 — (11,305,011) 526 (4,260) 54,103,658 54,114,481 79,224
(b)
—
iShares 10-20 Year Treasury Bond
ETF .................. — 8,531,589 (200,435) (27,569) (1,235,881) 7,067,704 58,824 55,719 —
iShares Commodities Select
Strategy ETF ........... 8,805,154 2,272,398 (10,445,810) 2,103,285 934,957 3,669,984 89,643 — —
iShares Convertible Bond ETF .. — 5,559,709 (52,579) (1,855) (207,142) 5,298,133 76,386 5,265 —
iShares Core High Dividend ETF — 8,947,881 (88,164) (5,159) (429,084) 8,425,474 83,894 47,642 —
iShares Core S&P 500 ETF .... 62,598,260 35,838,211 (1,493,715) 553,848 (17,408,749) 80,087,855 211,230 569,704 —
iShares Core S&P Small-Cap
ETF
(c)
................ 13,677,189 744,006 (12,433,486) 918,990 (2,906,699) — — 15,439 —
iShares Core Total USD Bond
Market ETF ............ 52,794,288 21,612,191 (1,162,215) (124,985) (7,585,559) 65,533,720 1,399,695 555,472 —
iShares Edge MSCI Min Vol USA
ETF .................. 5,959,337 501,176 (97,064) (8,643) (808,497) 5,546,309 78,996 38,006 —
iShares ESG Aware MSCI EM
ETF
(c)
................ 9,058,310 3,003,656 (10,324,501) (1,881,551) 144,086 — — — —
iShares ESG Aware MSCI USA
ETF .................. 62,644,474 6,236,186 (6,365,124) 1,828,084 (16,306,088) 48,037,532 572,557 355,504 —
iShares Fallen Angels USD Bond
ETF .................. 18,507,614 1,156,874 (8,383,658) (401,318) (1,991,840) 8,887,672 360,994 188,957 —
iShares Global Financials ETF
(c)
. 7,557,184 220,493 (7,415,585) (336,578) (25,514) — — — —
iShares Global Tech ETF
(c)
.... 10,403,170 459,447 (8,677,776) (1,148,813) (1,036,028) — — — —
iShares MSCI EAFE Growth ETF 28,047,960 1,576,495 (10,976,690) 1,985,482 (8,320,289) 12,312,958 152,975 133,801 —
iShares MSCI EAFE Value ETF . 29,916,341 3,075,911 (3,517,546) (93,639) (4,013,724) 25,367,343 584,501 784,155 —
iShares MSCI Emerging Markets
Min Vol Factor ETF ....... — 14,818,124 (139,094) (5,021) (452,001) 14,222,008 256,576 69,167 —
iShares MSCI USA Value Factor
ETF
(c)
................ 12,125,335 526,640 (11,703,280) 2,075,958 (3,024,653) — — 40,521 —

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock 60/40 Target Allocation ETF V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares S&P Small-Cap 600 Value
ETF .................. $ — $ 7,170,475 $ (70,132) $ (4,780) $ (423,922) $ 6,671,641 74,937 $ 21,228 $ —
iShares TIPS Bond ETF ...... 20,717,349 11,262,868 (11,315,477) (359,284) (1,557,465) 18,747,991 164,586 407,635 —
iShares U.S. Energy ETF ..... 5,687,184 731,374 (2,958,970) 1,068,011 569,884 5,097,483 133,722 102,450 —
iShares U.S. Infrastructure ETF . — 3,643,123 (34,967) (3,291) (252,231) 3,352,634 98,491 9,490 —
iShares U.S. Treasury Bond ETF 34,208,322 3,048,401 (5,032,567) (537,318) (3,087,859) 28,598,979 1,196,610 160,840 —
$ 5,594,380 $ (69,428,558) $ 402,058,887 $ 3,642,949 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 346,925,420 $ — $ — $ 346,925,420
Short-Term Securities
Money Market Funds ...................................... 1,029,809 — — 1,029,809
$ 347,955,229 $ — $ — $ 347,955,229
Investments valued at NAV
(a)
...................................... 54,103,658
$ —
$ 402,058,887
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
7
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
........................................................................................ $ 402,058,887
Cash ............................................................................................................. 90,425
Receivables: –
Securities lending income — affiliated ...................................................................................... 24,120
Capital shares sold ................................................................................................... 274,302
Dividends — affiliated ................................................................................................. 419
Prepaid expenses ..................................................................................................... 1,779
Total assets .........................................................................................................
402,449,932
LIABILITIES
Collateral on securities loaned ............................................................................................. 54,140,941
Payables: –
Investments purchased ................................................................................................ 422,528
Capital shares redeemed ............................................................................................... 115,892
Distribution fees ..................................................................................................... 8,961
Investment advisory fees .............................................................................................. 43,607
Printing and postage fees .............................................................................................. 83,370
Professional fees .................................................................................................... 109,906
Transfer agent fees .................................................................................................. 193,572
Other accrued expenses ............................................................................................... 62,988
Total liabilities ........................................................................................................
55,181,765
NET ASSETS ........................................................................................................
$ 347,268,167
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 363,871,848
Accumulated loss ..................................................................................................... (16,603,681)
NET ASSETS ........................................................................................................
$ 347,268,167
(a)
  Investments, at cost — affiliated .......................................................................................... $ 427,547,627
(b)
  Securities loaned, at value - affiliated ...................................................................................... $ 52,371,414

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 301,425,147
Shares outstanding ..................................................................................................
25,308,966
Net asset value .....................................................................................................
$ 11.91
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 45,843,020
Shares outstanding ..................................................................................................
3,878,460
Net asset value .....................................................................................................
$ 11.82
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
9
Financial Statements
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 3,563,725
Securities lending income — affiliated — net ................................................................................. 79,224
Total investment income .................................................................................................
3,642,949
EXPENSES
Transfer agent — class specific .......................................................................................... 374,031
Investment advisory .................................................................................................. 275,409
Distribution — class specific ............................................................................................ 56,533
Professional ....................................................................................................... 42,083
Accounting services .................................................................................................. 31,840
Custodian ......................................................................................................... 8,841
Directors and Officer ................................................................................................. 4,636
Transfer agent ...................................................................................................... 2,428
Miscellaneous ...................................................................................................... 33,674
Total expenses .......................................................................................................
829,475
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (51,262)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (372,830)
Total expenses after fees waived and/or reimbursed ..............................................................................
405,383
Net investment income ..................................................................................................
3,237,566
REALIZED AND UNREALIZED GAIN (LOSS) $ (63,834,178)
Net realized gain from investments - affiliated ................................................................................. 5,594,380
Net change in unrealized depreciation on investments - affiliated .................................................................... (69,428,558)
Net realized and unrealized loss ............................................................................................
(63,834,178)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (60,596,612)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF V.I.
Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,237,566 $ 6,807,772
Net realized gain .................................................................................. 5,594,380 26,055,881
Net change in unrealized appreciation (depreciation) .......................................................... (69,428,558) 2,837,532
Net increase (decrease) in net assets resulting from operations ..................................................... (60,596,612) 35,701,185
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (29,334,949)
  Class III ....................................................................................... — (3,806,065)
Decrease in net assets resulting from distributions to shareholders ................................................... — (33,141,014)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 24,791,412 116,594,037
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (35,805,200) 119,154,208
Beginning of period .................................................................................. 383,073,367 263,919,159
End of period ......................................................................................
$ 347,268,167 $ 383,073,367
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019
(a)
2018
(a)
2017
(a)
Net asset value, beginning of period .
$ 14.03  $ 13.72  $ 12.17  $ 10.32  $ 11.13  $ 9.85
Net investment income
(b)
.........
0.12 0.31 0.22 0.28 0.33 0.23
Net realized and unrealized gain (loss)
(2.24) 1.33 1.57 1.93 (0.88) 1.26
Net increase (decrease) from investment
operations ................ (2.12) 1.64  1.79  2.21  (0.55) 1.49
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.28) (0.21) (0.24) (0.11) (0.20)
From net realized gain ...........
—  (1.05) (0.03) (0.12) (0.15) —
Return of capital ............... —  —  —  —  —  (0.01)
Total distributions ............... —  (1.33) (0.24) (0.36) (0.26) (0.21)
Net asset value, end of period ...... $ 11.91  $ 14.03  $ 13.72  $ 12.17  $ 10.32  $ 11.13
Total Return
(d)
(15.11)% 11.99% — — — —
Based on net asset value .......... (15.11)%
(e)
11.99% 14.67% 21.41% (4.94)% 15.11%
Ratios to Average Net Assets
(f)
Total expenses .................
0.42%
(g)
0.46% 0.53% 0.57% 1.00%
(h)
0.94%
Total expenses after fees waived and/or
reimbursed ..................
0.19%
(g)
0.19% 0.19% 0.19% 0.37%
(h)
0.53%
Net investment income ...........
1.79%
(g)
2.10% 1.78% 2.45% 3.01% 2.14%
Supplemental Data
Net assets, end of period (000) ...... $ 301,425  $ 338,569  $ 243,296  $ 173,351  $ 117,502  $ 25,332
Portfolio turnover rate ............ 30% 62% 89% 61% 54% 48%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.76%
and 0.37%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
12
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019
(a)
2018
(a)
2017
(a)
Net asset value, beginning of period .
$ 13.94  $ 13.65  $ 12.12  $ 10.28  $ 11.09  $ 9.83
Net investment income
(b)
.........
0.10 0.30 0.19 0.28 0.20 0.21
Net realized and unrealized gain (loss)
(2.22) 1.30 1.55 1.90 (0.77) 1.24
Net increase (decrease) from investment
operations ................ (2.12) 1.60  1.74  2.18  (0.57) 1.45
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.26) (0.18) (0.22) (0.09) (0.18)
From net realized gain ...........
—  (1.05) (0.03) (0.12) (0.15) —
Return of capital ............... —  —  —  —  —  (0.01)
Total distributions ............... —  (1.31) (0.21) (0.34) (0.24) (0.19)
Net asset value, end of period ...... $ 11.82  $ 13.94  $ 13.65  $ 12.12  $ 10.28  $ 11.09
Total Return
(d)
(15.21)% 11.70% — — — —
Based on net asset value .......... (15.21)%
(e)
11.70% 14.35% 21.22% (5.18)% 14.72%
Ratios to Average Net Assets
(f)
Total expenses .................
0.66%
(g)
0.71% 0.77% 0.86% 1.38%
(h)
1.25%
Total expenses after fees waived and/or
reimbursed ..................
0.44%
(g)
0.44% 0.44% 0.44% 0.72%
(h)
0.78%
Net investment income ...........
1.60%
(g)
2.05% 1.56% 2.38% 1.83% 1.97%
Supplemental Data
Net assets, end of period (000) ...... $ 45,843  $ 44,504  $ 20,623  $ 11,094  $ 4,181  $ 3,615
Portfolio turnover rate ............ 30% 62% 89% 61% 54% 48%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.14%
and 0.72%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40
Target Allocation ETF V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying financial statements of the Fund include the account of iShares
®
Dynamic Allocation V.I. Fund (Cayman) (the “Subsidiary”).
There were no assets in the Subsidiary during the period. Effective March 26, 2020, the Subsidiary, which was wholly-owned by the Fund, was dissolved. The Subsidiary enabled the Fund to hold commodity-related instruments and other derivatives and satisfy Regulated Investment Company (“RIC”) tax requirements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
14
determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Prior to the dissolution of the Subsidiary, the Manager provided investment management and other services to the Subsidiary. The Manager did not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund paid the Manager based on the Fund's net assets, which included the assets of the Subsidiary.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $56,533.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 6,903,541 $ (6,903,541) $ — $ —
BofA Securities, Inc. ............................... 2,921,161 (2,921,161) — —
Credit Suisse Securities (USA) LLC .................... 154,455 (154,455) — —
Goldman Sachs & Co. LLC .......................... 300,364 (300,364) — —
J.P. Morgan Securities LLC .......................... 32,058,620 (32,058,620) — —
Toronto Dominion Bank ............................. 10,033,273 (10,033,273) — —
$ 52,371,414 $ (52,371,414) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 330,400 $ 43,631 $ 374,031

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
16
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $ 453 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $50,809, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $17,270 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I ....................................................................................................... $ 329,354
Class III ...................................................................................................... 43,476
$ 372,830

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months ended June 30 , 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $140,937,218 and $112,888,838, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This
Purchases ............................................................................................................... $ 87,219
Sales ................................................................................................................... 293,369
Net Realized Gain .......................................................................................................... 5,064
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 427,690,716 $ 2,248,407 $ (27,880,236) $ (25,631,829)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
2,331,265 $ 30,516,568 5,645,958 $ 82,247,507
Shares issued in reinvestment of distributions ........................
— — 2,089,453 29,334,949
Shares redeemed .........................................
(1,155,521) (14,608,314) (1,328,972) (19,304,685)
1,175,744 $ 15,908,254 6,406,439 $ 92,277,771
Class III
Shares sold .............................................
954,479 $ 12,320,841 1,738,580 $ 25,316,966
Shares issued in reinvestment of distributions ........................
— — 272,678 3,806,065
Shares redeemed .........................................
(268,305) (3,437,683) (329,345) (4,806,765)
686,174 $ 8,883,158 1,681,913 $ 24,316,266
1,861,918 $ 24,791,412 8,088,352 $ 116,594,037

Glossary of Terms Used in this Report
19
Glossary of Terms Used in this Report
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
TIPS Treasury Inflation Protected Securities
Currency Abbreviation
USD United States Dollar

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Core V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Core V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
U.S. equities started the period on a downward trend amid both inflationary pressures and policy normalization concerns. The relatively orderly market reaction to 40-year high inflation figures soon turned disorderly as Russia invaded Ukraine in February 2022. This extended the drawdown from January as a surge in commodity prices weighed on global markets and already stretched supply chains, adding to inflation fears. Further, China’s COVID policy resulted in rolling lockdowns which adversely impacted industrial production. Investors believed central banks were late in responding to rising prices, leading shorter duration rates higher and resulting in a brief yield curve inversion. This historically adverse signal for economic growth increased the prevailing cautious tone, with investors starting to price in stagflation amid worries that policy error would stifle growth. Persistent inflation alongside the Fed raising its benchmark overnight lending rate by 75 basis points in June had economic growth as the dominant market concern at the end of the period.
Positive contributions to the Fund’s relative performance were led by stock selection driven by sentiment and fundamental value measures. Within sentiment measures, trend-based insights performed well amid the evolving market environment. This is highlighted by strength from a measure looking across bond markets, which drove an underweight to communication services stocks, given the sharp rise in rates during the period. Additionally, stock selection based on a measure analyzing text from conference calls contributed, correctly positioning the portfolio around communication services stocks. Within fundamental value measures, several insights were rewarded as markets contended with the new inflationary environment, correctly capturing the market’s pivot towards value styles. More traditional insights, such as evaluating companies across earnings yield and research expenditures motivated overweights to recent laggards, driving gains through positioning in health care and industrials. Finally, insights that preferred lower volatility stocks also performed well amid increased market volatility in the period.
Conversely, non-traditional quality insights, which tend to have a growth orientation, struggled amid the sustained preference for value styles. These included insights related to environmental, social and governance (“ESG”) factors, such as one that evaluates company controversies which motivated an unsuccessful overweight to information technology. Additionally, measures that look at carbon emissions intensity and seek to evaluate corporate culture with respect to human capital detracted from performance, given the market’s prevailing value style preference. Elsewhere within quality measures, insights that look at key performance indicators and dividend forecasts detracted, as investors contended with broader macro themes rather than focusing on company results. Finally, measures that look toward informed investor positioning and avoid highly shorted stocks detracted amid the market volatility, positioning the portfolio with an overweight to the financial sector, which lagged given increasing economic growth concerns.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities with enhanced measures to best identify emerging trends, such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes and business sensitivity to the conflict in Ukraine. Additionally, new macro thematic insights were added that use historical observations of stagflation and policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the Russell 1000
®
Index, the Fund was positioned essentially neutral from a sector perspective. The Fund had slight overweights to information technology and financials and slight underweights in communication services and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Core V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (21.59)% (13.15)% 10.47% 12.34%
Class II
(b)(c)
................................................................ (21.66) (13.29) 10.29 12.15
Class III
(b)(c)
............................................................... (21.65) (13.34) 10.17 12.03
Russell 1000
®
Index
(d)
........................................................ (20.94) (13.04) 11.00 12.82
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value ("NAV") for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core V.I. Fund”.
(d)
An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 784.10 $ 2.83 $ 1,000.00 $ 1,021.62 $ 3.21 0.64%
Class II .................................. 1,000.00 783.40 3.58 1,000.00 1,020.78 4.06 0.81
Class III .................................. 1,000.00 783.50 3.76 1,000.00 1,020.58 4.26 0.85
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 26.6%
Health Care ..................................... 15.7
Financials ....................................... 11.9
Consumer Discretionary ............................. 9.4
Industrials ....................................... 9.1
Communication Services ............................. 7.4
Consumer Staples ................................. 7.2
Energy ......................................... 4.3
Materials ....................................... 2.6
Real Estate ...................................... 2.4
Utilities ......................................... 2.4
Short-Term Securities ............................... 3.5
Liabilities in Excess of Other Assets ..................... (2.5)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)
(a)
.................. 3,224 $ 440,785
Curtiss-Wright Corp. ................. 3,527 465,776
General Dynamics Corp. .............. 9,445 2,089,706
HEICO Corp. ..................... 1,638 214,775
HEICO Corp., Class A ................ 4,569 481,481
Lockheed Martin Corp. ............... 2,482 1,067,161
Northrop Grumman Corp. ............. 262 125,385
4,885,069
Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc. . 2,496 243,260
FedEx Corp. ...................... 508 115,169
United Parcel Service, Inc., Class B ...... 5,744 1,048,510
1,406,939
Airlines — 0.0%
Alaska Air Group, Inc.
(a)
............... 444 17,782
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)
(a)
...... 1,675 17,939
Automobiles — 1.9%
(a)
General Motors Co. ................. 16,911 537,093
Tesla, Inc. ........................ 3,904 2,629,032
3,166,125
Banks — 4.8%
Bank of America Corp. ............... 78,207 2,434,584
Citigroup, Inc. ..................... 14,321 658,623
Huntington Bancshares, Inc. ........... 1,974 23,747
JPMorgan Chase & Co. .............. 21,800 2,454,898
Pinnacle Financial Partners, Inc. ......... 5,808 419,976
PNC Financial Services Group, Inc. (The) .. 2,143 338,101
Regions Financial Corp. .............. 30,535 572,531
Truist Financial Corp. ................ 1,527 72,426
US Bancorp ...................... 5,610 258,172
Wells Fargo & Co. .................. 17,552 687,512
7,920,570
Beverages — 2.1%
Brown-Forman Corp., Class B .......... 26,495 1,858,889
Keurig Dr Pepper, Inc. ............... 10,239 362,358
PepsiCo, Inc. ..................... 7,836 1,305,948
3,527,195
Biotechnology — 1.2%
AbbVie, Inc. ...................... 3,321 508,644
Amgen, Inc. ...................... 4,363 1,061,518
Biogen, Inc.
(a)
..................... 1,682 343,027
Exelixis, Inc.
(a)
..................... 3,235 67,353
1,980,542
Building Products — 0.6%
Builders FirstSource, Inc.
(a)
............ 1,956 105,037
Lennox International, Inc.
(b)
............ 109 22,518
Masco Corp. ...................... 9,485 479,941
Owens Corning .................... 6,135 455,892
1,063,388
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The) ..... 20,120 839,205
Charles Schwab Corp. (The) ........... 10,022 633,190
CME Group, Inc. ................... 1,234 252,600
Goldman Sachs Group, Inc. (The) ....... 419 124,451
Intercontinental Exchange, Inc. ......... 1,679 157,893
Moody's Corp. ..................... 370 100,629
State Street Corp. .................. 1,723 106,223
Security
Shares
Shares Value
Capital Markets (continued)
Stifel Financial Corp. ................ 3,080 $ 172,542
2,386,733
Chemicals — 2.4%
CF Industries Holdings, Inc. ............ 832 71,327
Corteva, Inc. ...................... 1,760 95,286
Ecolab, Inc. ...................... 9,131 1,403,983
FMC Corp. ....................... 2,250 240,773
Huntsman Corp. ................... 3,175 90,011
Linde plc ........................ 5,345 1,536,848
LyondellBasell Industries NV, Class A ..... 2,325 203,344
Mosaic Co. (The) ................... 3,829 180,844
PPG Industries, Inc. ................. 1,375 157,218
3,979,634
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,660 226,673
Communications Equipment — 0.4%
Ciena Corp.
(a)
..................... 2,653 121,242
Juniper Networks, Inc.
(b)
.............. 17,757 506,075
627,317
Consumer Finance — 1.3%
Ally Financial, Inc. .................. 5,149 172,543
American Express Co. ............... 8,196 1,136,130
Capital One Financial Corp. ............ 4,821 502,300
Discover Financial Services
(b)
........... 2,358 223,020
Synchrony Financial ................. 4,233 116,915
2,150,908
Diversified Consumer Services — 0.0%
Service Corp. International ............ 909 62,830
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,924 1,617,371
Voya Financial, Inc. ................. 23,595 1,404,610
3,021,981
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.
(a)
.......... 2,866 107,647
Electric Utilities — 0.9%
Entergy Corp.
(b)
.................... 3,347 377,006
NextEra Energy, Inc. ................ 8,497 658,178
NRG Energy, Inc.
(b)
.................. 10,323 394,029
1,429,213
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 2,130 234,065
Eaton Corp. plc .................... 7,929 998,975
1,233,040
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc. ....................... 590 25,299
TE Connectivity Ltd. ................. 573 64,835
90,134
Energy Equipment & Services — 0.7%
Halliburton Co. .................... 21,696 680,386
Schlumberger NV .................. 14,568 520,952
1,201,338
Entertainment — 0.4%
Electronic Arts, Inc. ................. 1,229 149,508
ROBLOX Corp., Class A
(a)
............. 1,323 43,474
Spotify Technology SA
(a)
.............. 744 69,809
Walt Disney Co. (The)
(a)
.............. 4,038 381,187

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
.......... 3,648 $ 48,956
692,934
Equity Real Estate Investment Trusts (REITs) — 2.3%
Crown Castle International Corp. ........ 6,011 1,012,132
Equinix, Inc. ...................... 696 457,286
Equity Residential .................. 2,381 171,956
Essex Property Trust, Inc. ............. 76 19,875
Extra Space Storage, Inc. ............. 143 24,327
Lamar Advertising Co., Class A ......... 653 57,444
Mid-America Apartment Communities, Inc. .. 3,021 527,678
Prologis, Inc. ...................... 9,634 1,133,440
SBA Communications Corp. ........... 1,074 343,734
Simon Property Group, Inc. ............ 639 60,654
3,808,526
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. .............. 3,905 1,871,588
Food Products — 1.1%
Bunge Ltd. ....................... 3,315 300,637
Hershey Co. (The) .................. 2,133 458,936
McCormick & Co., Inc. (Non-Voting) ...... 7,247 603,313
Mondelez International, Inc., Class A ...... 1,508 93,632
Tyson Foods, Inc., Class A ............ 3,313 285,117
1,741,635
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 6,030 655,159
Align Technology, Inc.
(a)
............... 1,170 276,904
Boston Scientific Corp.
(a)
.............. 34,143 1,272,510
Enovis Corp.
(a)
..................... 606 33,330
IDEXX Laboratories, Inc.
(a)
............. 339 118,897
Medtronic plc ..................... 5,565 499,459
2,856,259
Health Care Providers & Services — 4.2%
AmerisourceBergen Corp. ............. 5,062 716,172
AMN Healthcare Services, Inc.
(a)
......... 289 31,706
Cigna Corp. ...................... 5,177 1,364,243
CVS Health Corp. .................. 3,955 366,470
Elevance Health, Inc. ................ 3,312 1,598,305
McKesson Corp. ................... 1,834 598,269
Molina Healthcare, Inc.
(a)
.............. 1,106 309,249
UnitedHealth Group, Inc. .............. 3,928 2,017,539
7,001,953
Hotels, Restaurants & Leisure — 1.3%
Choice Hotels International, Inc. ......... 2,501 279,187
Domino's Pizza, Inc. ................. 73 28,449
Expedia Group, Inc.
(a)
................ 200 18,966
McDonald's Corp. .................. 667 164,669
Texas Roadhouse, Inc. ............... 1,038 75,982
Travel + Leisure Co. ................. 34,671 1,345,928
Wendy's Co. (The) .................. 3,070 57,961
Yum! Brands, Inc. .................. 2,381 270,267
2,241,409
Household Durables — 0.4%
Lennar Corp., Class A ................ 496 35,003
Whirlpool Corp. .................... 4,406 682,357
717,360
Household Products — 2.3%
Colgate-Palmolive Co. ............... 18,205 1,458,949
Procter & Gamble Co. (The) ........... 16,885 2,427,894
3,886,843
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.
(a)
...... 1,516 $ 27,940
Vistra Corp. ...................... 1,904 43,506
71,446
Insurance — 2.6%
Allstate Corp. (The) ................. 2,472 313,277
Marsh & McLennan Cos., Inc. .......... 3,871 600,973
MetLife, Inc. ...................... 32,034 2,011,415
Reinsurance Group of America, Inc. ...... 2,145 251,587
Travelers Cos., Inc. (The) ............. 6,588 1,114,228
4,291,480
Interactive Media & Services — 5.0%
(a)
Alphabet, Inc., Class A ............... 1,707 3,719,997
Alphabet, Inc., Class C ............... 1,283 2,806,498
Meta Platforms, Inc., Class A ........... 10,755 1,734,244
8,260,739
Internet & Direct Marketing Retail — 2.4%
(a)
Amazon.com, Inc. .................. 37,131 3,943,683
MercadoLibre, Inc. .................. 134 85,341
4,029,024
IT Services — 3.5%
Accenture plc, Class A ............... 1,011 280,704
Automatic Data Processing, Inc. ......... 2,000 420,080
Block, Inc., Class A
(a)
................ 2,273 139,699
Cognizant Technology Solutions Corp., Class A 7,116 480,259
Fidelity National Information Services, Inc. .. 4,387 402,156
Global Payments, Inc. ............... 3,891 430,500
GoDaddy, Inc., Class A
(a)
.............. 1,169 81,316
Mastercard, Inc., Class A .............. 1,873 590,894
PayPal Holdings, Inc.
(a)
............... 8,543 596,643
Visa, Inc., Class A
(b)
................. 12,266 2,415,053
5,837,304
Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc. ............. 10,302 1,223,569
Bruker Corp. ...................... 5,052 317,064
Charles River Laboratories International, Inc.
(a)
107 22,895
Danaher Corp. .................... 4,479 1,135,516
Mettler-Toledo International, Inc.
(a)
....... 278 319,358
Syneos Health, Inc.
(a)
................ 10,821 775,649
Thermo Fisher Scientific, Inc. ........... 2,098 1,139,801
4,933,852
Machinery — 2.2%
Caterpillar, Inc. .................... 1,100 196,636
Cummins, Inc. ..................... 2,281 441,442
Deere & Co. ...................... 1,074 321,631
Illinois Tool Works, Inc. ............... 8,663 1,578,832
Otis Worldwide Corp. ................ 2,004 141,622
PACCAR, Inc. ..................... 7,785 641,017
Snap-on, Inc. ..................... 307 60,488
Stanley Black & Decker, Inc. ........... 2,719 285,114
Timken Co. (The) ................... 314 16,658
3,683,440
Media — 1.9%
Altice USA, Inc., Class A
(a)
............. 23,301 215,534
Charter Communications, Inc., Class A
(a)
... 613 287,209
Comcast Corp., Class A .............. 34,082 1,337,378
Fox Corp., Class A .................. 37,368 1,201,755
Fox Corp., Class B .................. 750 22,275
Nexstar Media Group, Inc., Class A ....... 315 51,307
3,115,458

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. .............. 8,580 $ 251,051
Multiline Retail — 0.9%
Dollar General Corp. ................ 1,461 358,588
Nordstrom, Inc.
(b)
................... 712 15,045
Target Corp. ...................... 7,779 1,098,628
1,472,261
Multi-Utilities — 1.5%
Black Hills Corp. ................... 4,522 329,066
CMS Energy Corp. .................. 16,663 1,124,753
DTE Energy Co. ................... 7,882 999,043
2,452,862
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. ....................... 4,423 154,363
Chevron Corp. ..................... 6,144 889,528
Devon Energy Corp. ................. 3,849 212,118
EOG Resources, Inc. ................ 10,465 1,155,755
Exxon Mobil Corp. .................. 29,988 2,568,172
Marathon Oil Corp. .................. 20,577 462,571
Murphy Oil Corp. ................... 809 24,424
Occidental Petroleum Corp. ............ 2,726 160,507
Ovintiv, Inc. ....................... 3,028 133,807
Phillips 66 ........................ 950 77,890
Valero Energy Corp. ................. 1,674 177,913
6,017,048
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co. .............. 1,828 140,756
Eli Lilly & Co. ..................... 4,449 1,442,499
Johnson & Johnson ................. 14,684 2,606,557
Merck & Co., Inc. ................... 17,552 1,600,216
Perrigo Co. plc .................... 8,661 351,377
Pfizer, Inc.
(b)
...................... 31,169 1,634,190
Zoetis, Inc. ....................... 8,918 1,532,915
9,308,510
Professional Services — 0.4%
ASGN, Inc.
(a)
...................... 265 23,916
Booz Allen Hamilton Holding Corp. ....... 3,763 340,025
ManpowerGroup, Inc. ................ 956 73,048
Robert Half International, Inc. ........... 2,510 187,974
624,963
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 2,996 220,536
Road & Rail — 1.0%
CSX Corp. ....................... 14,469 420,469
JB Hunt Transport Services, Inc. ........ 207 32,596
Landstar System, Inc. ................ 2,561 372,421
Lyft, Inc., Class A
(a)
.................. 2,504 33,253
Norfolk Southern Corp. ............... 1,010 229,563
Old Dominion Freight Line, Inc. ......... 164 42,030
Ryder System, Inc. .................. 816 57,985
Schneider National, Inc., Class B ........ 11,715 262,182
Union Pacific Corp. ................. 578 123,276
XPO Logistics, Inc.
(a)
................ 745 35,879
1,609,654
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.
(a)
......... 5,768 441,079
Analog Devices, Inc. ................. 2,713 396,342
Applied Materials, Inc. ............... 18,306 1,665,480
Broadcom, Inc. .................... 832 404,194
Intel Corp. ....................... 52,679 1,970,721
KLA Corp. ........................ 762 243,139
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 1,428 $ 608,542
Lattice Semiconductor Corp.
(a)
.......... 1,371 66,493
MaxLinear, Inc.
(a)
................... 6,812 231,472
Micron Technology, Inc. ............... 1,888 104,369
Monolithic Power Systems, Inc. ......... 680 261,147
NVIDIA Corp. ..................... 12,535 1,900,181
QUALCOMM, Inc. .................. 8,797 1,123,729
Semtech Corp.
(a)
................... 385 21,163
Silicon Laboratories, Inc.
(a)(b)
............ 5,351 750,317
Teradyne, Inc. ..................... 790 70,745
Texas Instruments, Inc. ............... 169 25,967
10,285,080
Software — 9.5%
Adobe, Inc.
(a)
...................... 2,231 816,680
Atlassian Corp. plc, Class A
(a)
........... 151 28,297
Cadence Design Systems, Inc.
(a)
........ 2,969 445,439
Elastic NV
(a)
...................... 395 26,730
HubSpot, Inc.
(a)
.................... 330 99,214
Intuit, Inc. ........................ 1,088 419,359
Manhattan Associates, Inc.
(a)
........... 276 31,630
Microsoft Corp. .................... 39,488 10,141,703
Palo Alto Networks, Inc.
(a)
............. 563 278,088
Paycom Software, Inc.
(a)
.............. 497 139,220
RingCentral, Inc., Class A
(a)
............ 8,896 464,905
Roper Technologies, Inc. .............. 663 261,653
Salesforce, Inc.
(a)
................... 4,000 660,160
ServiceNow, Inc.
(a)(b)
................. 2,934 1,395,176
Splunk, Inc.
(a)
..................... 222 19,638
VMware, Inc., Class A ................ 492 56,078
Workday, Inc., Class A
(a)
.............. 4,088 570,603
15,854,573
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 621 107,489
AutoNation, Inc.
(a)
................... 3,476 388,478
Best Buy Co., Inc. .................. 3,414 222,558
Dick's Sporting Goods, Inc.
(b)
........... 583 43,941
Home Depot, Inc. (The) .............. 5,066 1,389,452
Lowe's Cos., Inc. ................... 5,040 880,337
Penske Automotive Group, Inc. ......... 2,154 225,502
TJX Cos., Inc. (The) ................. 4,014 224,182
Tractor Supply Co. .................. 537 104,097
Williams-Sonoma, Inc.
(b)
.............. 177 19,638
3,605,674
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ....................... 67,698 9,255,671
Dell Technologies, Inc., Class C ......... 10,824 500,177
Hewlett Packard Enterprise Co. ......... 61,187 811,340
HP, Inc.
(b)
........................ 22,590 740,500
NetApp, Inc. ...................... 4,227 275,769
11,583,457
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
(a)
...................... 496 24,140
NIKE, Inc., Class B ................. 1,201 122,742
PVH Corp. ....................... 2,293 130,472
Ralph Lauren Corp. ................. 2,845 255,054
532,408
Tobacco — 0.6%
Altria Group, Inc. ................... 18,039 753,489
Philip Morris International, Inc. .......... 2,629 259,587
1,013,076

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Trading Companies & Distributors — 0.4%
(a)
SiteOne Landscape Supply, Inc.
(b)
........ 4,069 $ 483,682
United Rentals, Inc. ................. 604 146,718
630,400
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.
(a)
.......... 2,327 67,390
Total Common Stocks — 99.0%
(Cost: $180,033,946) ............................. 165,073,190
Total Long-Term Investments — 99.0%
(Cost: $180,033,946) ............................. 165,073,190
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 1,729,000 $ 1,729,000
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 4,153,335 4,152,505
Total Short-Term Securities — 3.5%
(Cost: $5,881,846) .............................. 5,881,505
Total Investments — 102.5%
(Cost: $185,915,792 ) ............................. 170,954,695
Liabilities in Excess of Other Assets — (2.5)% ............ (4,093,558)
Net Assets — 100.0% .............................. $ 166,861,137
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,529,816 $ — $ (800,816) $ — $ — $ 1,729,000 1,729,000 $ 2,736 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 5,511,369 — (1,355,492) (3,031) (341) 4,152,505 4,153,335 7,645
(b)
—
$ (3,031) $ (341) $ 5,881,505 $ 10,381 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 9 09/16/22 $ 1,705 $ (23,066)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 23,066 $ — $ — $ — $ 23,066
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (373,572) $ — $ — $ — $ (373,572)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (57,749) $ — $ — $ — $ (57,749)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,872,056

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 165,073,190 $ — $ — $ 165,073,190
Short-Term Securities
Money Market Funds ...................................... 1,729,000 — — 1,729,000
$ 166,802,190 $ — $ — $ 166,802,190
Investments valued at NAV
(a)
...................................... 4,152,505
$ —
$ 170,954,695
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (23,066) $ — $ — $ (23,066)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
11
Financial Statements
BlackRock
Advantage Large
Cap Core V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 165,073,190
Investments, at value — affiliated
(c)
......................................................................................... 5,881,505
Cash ............................................................................................................. 53,733
Cash pledged: –
Futures contracts .................................................................................................... 96,000
Receivables: –
Investments sold .................................................................................................... 1,664,446
Securities lending income — affiliated ...................................................................................... 579
Capital shares sold ................................................................................................... 30,870
Dividends — affiliated ................................................................................................. 1,026
Dividends — unaffiliated ............................................................................................... 129,765
Prepaid expenses ..................................................................................................... 2,698
Total assets .........................................................................................................
172,933,812
LIABILITIES
Collateral on securities loaned ............................................................................................. 4,167,083
Payables: –
Investments purchased ................................................................................................ 1,463,773
Capital shares redeemed ............................................................................................... 28,910
Distribution fees ..................................................................................................... 4,558
Investment advisory fees .............................................................................................. 71,013
Transfer agent fees .................................................................................................. 147,594
Variation margin on futures contracts ....................................................................................... 14,292
Other accrued expenses ............................................................................................... 175,452
Total liabilities ........................................................................................................
6,072,675
NET ASSETS ........................................................................................................
$ 166,861,137
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 182,698,681
Accumulated loss ..................................................................................................... (15,837,544)
NET ASSETS ........................................................................................................
$ 166,861,137
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 180,033,946
(b)
  Securities loaned, at value .............................................................................................. $ 4,113,258
(c)
  Investments, at cost — affiliated .......................................................................................... $ 5,881,846
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 149,721,900
Shares outstanding ..................................................................................................
9,016,844
Net asset value .....................................................................................................
$ 16.60
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 3,657,805
Shares outstanding ..................................................................................................
219,758
Net asset value .....................................................................................................
$ 16.64
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 13,481,432
Shares outstanding ..................................................................................................
758,486
Net asset value .....................................................................................................
$ 17.77
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,736
Dividends — unaffiliated ............................................................................................... 1,456,797
Securities lending income — affiliated — net ................................................................................. 7,645
Foreign taxes withheld ................................................................................................ (72)
Total investment income .................................................................................................
1,467,106
EXPENSES
Investment advisory .................................................................................................. 484,114
Transfer agent — class specific .......................................................................................... 181,864
Accounting services .................................................................................................. 28,021
Distribution — class specific ............................................................................................ 22,495
Custodian ......................................................................................................... 18,902
Directors and Officer ................................................................................................. 4,715
Transfer agent ...................................................................................................... 2,422
Miscellaneous ...................................................................................................... 38,690
Total expenses .......................................................................................................
781,223
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (471)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (136,196)
Total expenses after fees waived and/or reimbursed ..............................................................................
644,556
Net investment income ..................................................................................................
822,550
REALIZED AND UNREALIZED LOSS $ (48,051,196)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (3,031)
Investments — unaffiliated ........................................................................................... (3,949,985)
Futures contracts .................................................................................................. (373,572)
A
(4,326,588)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (341)
Investments — unaffiliated ........................................................................................... (43,666,518)
Futures contracts .................................................................................................. (57,749)
A
(43,724,608)
Net realized and unrealized loss ............................................................................................
(48,051,196)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (47,228,646)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock Advantage Large Cap Core V.I.
Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 822,550 $ 2,727,973
Net realized gain (loss) .............................................................................. (4,326,588) 170,787,922
Net change in unrealized appreciation (depreciation) .......................................................... (43,724,608) (58,421,936)
Net increase (decrease) in net assets resulting from operations ..................................................... (47,228,646) 115,093,959
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (91,723,528)
  Class II ....................................................................................... — (2,141,528)
  Class III ....................................................................................... — (15,178,144)
Decrease in net assets resulting from distributions to shareholders ................................................... — (109,043,200)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (10,051,292) (274,442,101)
NET ASSETS
Total decrease in net assets ............................................................................ (57,279,938) (268,391,342)
Beginning of period .................................................................................. 224,141,075 492,532,417
End of period ......................................................................................
$ 166,861,137 $ 224,141,075
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 21.17  $ 29.89  $ 27.48  $ 22.80  $ 28.45  $ 31.91
Net investment income
(a)
........
0.08 0.25 0.31 0.38 0.42
(b)
0.44
Net realized and unrealized gain (loss)
(4.65) 7.78 5.04 6.20 (1.90) 6.64
Net increase (decrease) from investment
operations ............... (4.57) 8.03  5.35  6.58  (1.48) 7.08
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.51) (0.33) (0.39) (0.44) (0.47)
From net realized gain ..........
—  (16.24) (2.61) (1.51) (3.73) (10.07)
Total distributions .............. —  (16.75) (2.94) (1.90) (4.17) (10.54)
Net asset value, end of period ..... $ 16.60  $ 21.17  $ 29.89  $ 27.48  $ 22.80  $ 28.45
Total Return
(d)
(21.59)% 28.44% — — — —
Based on net asset value ......... (21.59)%
(e)
28.44% 19.80% 28.92% (5.22)% 22.33%
Ratios to Average Net Assets
(f)
Total expenses ................
0.80%
(g)
0.71% 0.71% 0.72% 0.74% 0.73%
Total expenses after fees waived and/or
reimbursed .................
0.64%
(g)
0.56% 0.56% 0.57% 0.58% 0.58%
Net investment income ..........
0.87%
(g)
0.76% 1.12% 1.43% 1.45%
(b)
1.27%
Supplemental Data
Net assets, end of period (000) ..... $ 149,722  $ 203,609  $ 177,977  $ 169,743  $ 152,717  $ 185,938
Portfolio turnover rate ........... 62% 116%
(h)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 21.24  $ 29.95  $ 27.51  $ 22.83  $ 28.47  $ 31.93
Net investment income
(a)
........
0.07 0.19 0.26 0.34 0.37
(b)
0.38
Net realized and unrealized gain (loss)
(4.67) 7.79 5.06 6.19 (1.89) 6.64
Net increase (decrease) from investment
operations ............... (4.60) 7.98  5.32  6.53  (1.52) 7.02
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.45) (0.27) (0.34) (0.39) (0.41)
From net realized gain ..........
—  (16.24) (2.61) (1.51) (3.73) (10.07)
Total distributions .............. —  (16.69) (2.88) (1.85) (4.12) (10.48)
Net asset value, end of period ..... $ 16.64  $ 21.24  $ 29.95  $ 27.51  $ 22.83  $ 28.47
Total Return
(d)
(21.66)% 28.20% — — — —
Based on net asset value ......... (21.66)%
(e)
28.20% 19.66% 28.67% (5.37)% 22.12%
Ratios to Average Net Assets
(f)
Total expenses ................
0.95%
(g)
0.86% 0.86% 0.87% 0.89% 0.88%
Total expenses after fees waived and/or
reimbursed .................
0.81%
(g)
0.73% 0.73% 0.74% 0.75% 0.75%
Net investment income ..........
0.70%
(g)
0.59% 0.96% 1.26% 1.28%
(b)
1.08%
Supplemental Data
Net assets, end of period (000) ..... $ 3,658  $ 4,570  $ 3,771  $ 4,986  $ 4,390  $ 4,862
Portfolio turnover rate ........... 62% 116%
(h)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 22.68  $ 29.58  $ 27.22  $ 22.60  $ 28.23  $ 31.74
Net investment income
(a)
........
0.07 0.15 0.23 0.30 0.34
(b)
0.34
Net realized and unrealized gain (loss)
(4.98) 7.73 4.99 6.14 (1.89) 6.59
Net increase (decrease) from investment
operations ............... (4.91) 7.88  5.22  6.44  (1.55) 6.93
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.02) (0.25) (0.31) (0.35) (0.37)
From net realized gain ..........
—  (14.76) (2.61) (1.51) (3.73) (10.07)
Total distributions .............. —  (14.78) (2.86) (1.82) (4.08) (10.44)
Net asset value, end of period ..... $ 17.77  $ 22.68  $ 29.58  $ 27.22  $ 22.60  $ 28.23
Total Return
(d)
(21.65)% 28.06% — — — —
Based on net asset value ......... (21.65)%
(e)
28.06% 19.50% 28.56% (5.51)% 21.97%
Ratios to Average Net Assets
(f)
Total expenses ................
0.86%
(g)
0.95% 0.96% 0.97% 0.99% 0.99%
Total expenses after fees waived and/or
reimbursed .................
0.85%
(g)
0.83% 0.84% 0.85% 0.86% 0.86%
Net investment income ..........
0.67%
(g)
0.46% 0.83% 1.15% 1.17%
(b)
0.98%
Supplemental Data
Net assets, end of period (000) ..... $ 13,481  $ 15,962  $ 310,785  $ 309,530  $ 278,913  $ 341,630
Portfolio turnover rate ........... 62% 116%
(h)
121% 129% 149% 149%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 1,565 $ (1,565) $ — $ —
Citigroup Global Markets, Inc. ........................ 426,353 (426,353) — —
Credit Suisse Securities (USA) LLC .................... 124,697 (124,697) — —
J.P. Morgan Securities LLC .......................... 33,265 (33,265) — —
Morgan Stanley .................................. 806,497 (806,497) — —
National Financial Services LLC ....................... 165,039 (165,039) — —
SG AMERICAS Securities LLC ........................ 1,086,439 (1,086,439) — —
State Street Bank & Trust Co. ........................ 1,469,403 (1,450,898) — 18,505
$ 4,113,258 $ (4,094,753) $ — $ 18,505
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and  Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: T he Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $471.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................ 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 3,079
Class III ......................................................................................................... 19,416
$ 22,495
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 176,407 $ 4,174 $ 1,283 $ 181,864
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund For the six months ended June 30, 2022, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $1,768 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Advantage Large Cap Core V.I. Fund
Class I ....................................................................................................... $ 132,905
Class II ...................................................................................................... 2,737
Class III ...................................................................................................... 554
$ 136,196
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $120,597,428 and $130,753,222, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Purchases ............................................................................................................... $ 6,519,726
Sales ................................................................................................................... 3,673,171
Net Realized Loss .......................................................................................................... (117,074)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 186,016,450 $ 8,386,540 $ (23,471,361) $ (15,084,821)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
176,418 $ 3,429,641 93,318 $ 3,092,181
Shares issued in reinvestment of distributions ........................
— — 4,336,742 91,723,528
Shares redeemed .........................................
(778,349) (14,886,636) (764,763) (25,242,850)
(601,931) $ (11,456,995) 3,665,297 $ 69,572,859
Class II
Shares sold .............................................
38,046 $ 715,852 36,679 $ 1,148,150
Shares issued in reinvestment of distributions ........................
— — 100,845 2,141,528
Shares redeemed .........................................
(33,482) (620,836) (48,243) (1,480,524)
4,564 $ 95,016 89,281 $ 1,809,154
Class III
Shares sold .............................................
219,273 $ 4,575,798 356,353 $ 11,552,269
Shares issued in reinvestment of distributions ........................
— — 544,993 15,178,144
Shares redeemed .........................................
(164,482) (3,265,111) (10,702,931) (372,554,527)
54,791 $ 1,310,687 (9,801,585) $ (345,824,114)
(542,576) $ (10,051,292) (6,047,007) $ (274,442,101)

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
26
Portfolio Abbreviation
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage Large Cap Value V.I. Fund
Investment Objective
BlackRock Advantage Large Cap Value V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
U.S. equities started the period on a downward trend amid both inflationary pressures and policy normalization concerns. The relatively orderly market reaction to 40-year high inflation figures soon turned disorderly as Russia invaded Ukraine in February 2022. This extended the drawdown from January as a surge in commodity prices weighed on global markets and already stretched supply chains, adding to inflation fears. Further, China’s COVID policy resulted in rolling lockdowns which adversely impacted industrial production. Investors believed central banks were late in responding to rising prices, leading shorter duration rates higher and resulting in a brief yield curve inversion. This historically adverse signal for economic growth increased the prevailing cautious tone, with investors starting to price in stagflation amid worries that policy error would stifle growth. Persistent inflation alongside the Fed raising its benchmark overnight lending rate by 75 basis points in June had economic growth as the dominant market concern at the end of the period.
The Fund’s non-traditional quality insights, which tend to have a growth orientation, struggled amid the sustained preference for value styles. These included insights related to environmental, social and governance (“ESG”) factors, such as one that evaluates company controversies which motivated an unsuccessful overweight to information technology. Additionally, measures that look at carbon emissions intensity and seek to evaluate corporate culture with respect to human capital detracted from performance, given the market’s prevailing value style preference. Elsewhere within quality measures, insights that look at key performance indicators and dividend forecasts detracted, as investors contended with broader macro themes rather than focusing on company results. Finally, measures that look toward informed investor positioning and avoid highly shorted stocks detracted amid the market volatility, positioning the portfolio with an overweight to the financial sector, which lagged given increasing economic growth concerns.
Positive contributions to the Fund’s relative performance were led by stock selection driven by sentiment and fundamental value measures. Within sentiment measures, trend-based insights performed well amid the evolving market environment. This is highlighted by strength from a measure looking across bond markets, which drove an underweight to communication services stocks, given the sharp rise in rates during the period. Additionally, stock selection based on a measure analyzing text from conference calls contributed, correctly positioning the portfolio around consumer staples stocks. Further, other faster-moving alternative data insights that evaluate online search trends motivated an underweight to consumer discretionary names, aiding performance as market recession fears increased. Within fundamental value measures, several insights were rewarded as markets contended with the new inflationary environment, correctly capturing the market’s pivot towards value styles. More traditional insights, such as evaluating companies across earnings yield, sales and research expenditures, motivated positioning in energy stocks that benefited from high energy prices. Finally, insights that preferred lower volatility stocks also performed well amid increased market volatility in the period.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities with enhanced measures to best identify emerging trends, such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes and business sensitivity to the conflict in Ukraine. Additionally, new macro thematic insights were added that use historical observations of stagflation and policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Value Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweights in information technology and health care and slight underweights in communication services and consumer discretionary.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Advantage Large Cap Value V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ (13.61)% (6.83)% 7.48% 10.70%
Class III
(b) (c)
............................................................... (13.68) (6.93) 7.23 10.37
Russell 1000
®
Value Index
(d)
.................................................... (12.86) (6.82) 7.17 10.50
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Large Cap Value V.I. Fund”.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 863.90 $ 2.77 $ 1,000.00 $ 1,021.82 $ 3.01 0.60%
Class III .................................. 1,000.00 863.20 3.93 1,000.00 1,020.58 4.26 0.85
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 20.1%
Health Care ..................................... 18.1
Industrials ....................................... 10.9
Information Technology .............................. 9.8
Consumer Staples ................................. 7.7
Communication Services ............................. 7.6
Energy ......................................... 7.2
Utilities ......................................... 5.3
Consumer Discretionary ............................. 4.9
Real Estate ...................................... 4.0
Materials ....................................... 3.6
Short-Term Securities ............................... 4.2
Liabilities in Excess of Other Assets ..................... (3.4)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.8%
Boeing Co. (The)
(a)
.................. 2,851 $ 389,789
Curtiss-Wright Corp. ................. 3,320 438,439
General Dynamics Corp. .............. 6,081 1,345,421
HEICO Corp. ..................... 1,836 240,736
HEICO Corp., Class A ................ 3,763 396,545
Lockheed Martin Corp. ............... 887 381,375
Northrop Grumman Corp. ............. 509 243,592
Raytheon Technologies Corp. .......... 178 17,108
3,453,005
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc. . 1,146 111,689
FedEx Corp. ...................... 119 26,979
United Parcel Service, Inc., Class B ...... 1,595 291,151
429,819
Airlines — 0.1%
(a)
Alaska Air Group, Inc. ................ 664 26,593
Delta Air Lines, Inc. ................. 788 22,828
JetBlue Airways Corp. ................ 1,117 9,349
United Airlines Holdings, Inc. ........... 370 13,106
71,876
Auto Components — 0.2%
BorgWarner, Inc. ................... 3,854 128,608
Goodyear Tire & Rubber Co. (The)
(a)
...... 4,748 50,851
179,459
Automobiles — 0.5%
Ford Motor Co. .................... 1,957 21,781
General Motors Co.
(a)
................ 13,518 429,332
451,113
Banks — 8.5%
Bank of America Corp. ............... 57,077 1,776,807
Citigroup, Inc. ..................... 19,573 900,162
Huntington Bancshares, Inc. ........... 14,235 171,247
JPMorgan Chase & Co. .............. 19,240 2,166,616
Pinnacle Financial Partners, Inc. ......... 3,026 218,810
PNC Financial Services Group, Inc. (The) .. 3,556 561,030
Regions Financial Corp. .............. 28,297 530,569
Truist Financial Corp. ................ 10,497 497,873
US Bancorp ...................... 5,438 250,257
Wells Fargo & Co. .................. 17,321 678,464
7,751,835
Beverages — 1.7%
Brown-Forman Corp., Class B .......... 11,497 806,630
Constellation Brands, Inc., Class A ....... 121 28,200
Keurig Dr Pepper, Inc. ............... 11,613 410,984
Molson Coors Beverage Co., Class B ..... 984 53,638
PepsiCo, Inc. ..................... 1,744 290,655
1,590,107
Biotechnology — 1.1%
Amgen, Inc. ...................... 1,841 447,915
Biogen, Inc.
(a)
..................... 1,160 236,570
Gilead Sciences, Inc. ................ 2,553 157,801
Novavax , Inc.
(a)
.................... 1,558 80,128
Regeneron Pharmaceuticals, Inc.
(a)
....... 98 57,931
980,345
Building Products — 0.9%
Builders FirstSource , Inc.
(a)
............ 1,049 56,331
Lennox International, Inc. ............. 287 59,291
Masco Corp. ...................... 7,139 361,234
Security
Shares
Shares Value
Building Products (continued)
Owens Corning .................... 4,028 $ 299,321
776,177
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The) ..... 14,719 613,929
Cboe Global Markets, Inc. ............. 111 12,564
Charles Schwab Corp. (The) ........... 6,982 441,123
CME Group, Inc. ................... 1,578 323,016
Goldman Sachs Group, Inc. (The) ....... 1,295 384,641
Intercontinental Exchange, Inc. ......... 3,130 294,345
Jefferies Financial Group, Inc. .......... 2,377 65,653
Morgan Stanley .................... 183 13,919
Northern Trust Corp. ................. 293 28,269
State Street Corp. .................. 1,975 121,759
Stifel Financial Corp.
(b)
............... 2,236 125,261
2,424,479
Chemicals — 3.1%
Corteva , Inc. ...................... 6,860 371,400
DuPont de Nemours, Inc. ............. 1,136 63,139
Ecolab, Inc. ...................... 4,743 729,284
FMC Corp. ....................... 1,195 127,877
Huntsman Corp. ................... 2,821 79,975
Linde plc ........................ 3,247 933,610
LyondellBasell Industries NV, Class A ..... 3,680 321,853
Mosaic Co. (The) ................... 1,986 93,799
PPG Industries, Inc.
(b)
................ 737 84,268
2,805,205
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 332 45,335
Waste Connections, Inc. .............. 595 73,756
119,091
Communications Equipment — 0.6%
Ciena Corp.
(a)
..................... 529 24,175
Cisco Systems, Inc. ................. 1,286 54,835
Juniper Networks, Inc.
(b)
.............. 16,049 457,397
536,407
Construction & Engineering — 0.1%
AECOM ......................... 1,055 68,807
Construction Materials — 0.1%
Vulcan Materials Co. ................ 370 52,577
Consumer Finance — 1.5%
Ally Financial, Inc. .................. 5,619 188,293
American Express Co. ............... 4,092 567,233
Capital One Financial Corp. ............ 4,722 491,985
Discover Financial Services
(b)
........... 691 65,355
Synchrony Financial ................. 1,743 48,141
1,361,007
Containers & Packaging — 0.0%
WestRock Co. ..................... 348 13,864
Diversified Consumer Services — 0.1%
Service Corp. International ............ 1,492 103,127
Diversified Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B
(a)
...... 8,378 2,287,361
Voya Financial, Inc. ................. 12,626 751,626
3,038,987
Diversified Telecommunication Services — 1.6%
AT&T, Inc. ........................ 32,527 681,766
Iridium Communications, Inc.
(a)
.......... 700 26,292
Liberty Global plc, Class A
(a)
............ 8,110 170,716

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......... 11,726 $ 595,094
1,473,868
Electric Utilities — 2.3%
Entergy Corp. ..................... 5,442 612,987
Eversource Energy ................. 1,480 125,016
IDACORP, Inc. .................... 269 28,492
NextEra Energy, Inc. ................ 8,328 645,087
NRG Energy, Inc. ................... 5,745 219,287
OGE Energy Corp. .................. 11,063 426,589
2,057,458
Electrical Equipment — 1.1%
AMETEK, Inc. ..................... 2,459 270,220
Eaton Corp. plc .................... 5,676 715,119
985,339
Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc. ....................... 4,468 191,588
Flex Ltd.
(a)
........................ 4,114 59,529
251,117
Energy Equipment & Services — 0.8%
Halliburton Co. .................... 9,692 303,941
Schlumberger NV .................. 11,247 402,193
706,134
Entertainment — 0.9%
Activision Blizzard, Inc. ............... 981 76,381
Electronic Arts, Inc. ................. 729 88,683
Live Nation Entertainment, Inc.
(a)
........ 365 30,142
ROBLOX Corp., Class A
(a)
............. 3,031 99,599
Walt Disney Co. (The)
(a)
.............. 4,924 464,825
Warner Bros Discovery, Inc.
(a)
.......... 7,894 105,937
865,567
Equity Real Estate Investment Trusts (REITs) — 3.5%
American Homes 4 Rent, Class A ........ 4,412 156,361
Brixmor Property Group, Inc. ........... 4,051 81,871
Crown Castle International Corp. ........ 1,985 334,234
CubeSmart ....................... 1,659 70,872
Equinix , Inc. ...................... 55 36,136
Equity LifeStyle Properties, Inc. ......... 1,453 102,393
Equity Residential .................. 4,094 295,669
Essex Property Trust, Inc. ............. 452 118,203
Extra Space Storage, Inc. ............. 2,151 365,928
Lamar Advertising Co., Class A ......... 1,159 101,957
Life Storage, Inc.
(b)
.................. 258 28,808
Mid-America Apartment Communities, Inc. .. 1,688 294,843
Outfront Media, Inc. ................. 1,190 20,170
Park Hotels & Resorts, Inc. ............ 2,031 27,561
Prologis, Inc. ...................... 7,447 876,140
SBA Communications Corp. ........... 353 112,978
Simon Property Group, Inc. ............ 1,520 144,278
Sun Communities, Inc. ............... 341 54,342
3,222,744
Food & Staples Retailing — 0.6%
Costco Wholesale Corp. .............. 402 192,670
Kroger Co. (The) ................... 1,589 75,207
Walmart, Inc. ...................... 1,970 239,513
507,390
Food Products — 1.9%
Archer-Daniels-Midland Co. ............ 2,214 171,806
Bunge Ltd. ....................... 2,684 243,412
Conagra Brands, Inc. ................ 732 25,064
Hershey Co. (The) .................. 150 32,274
Security
Shares
Shares Value
Food Products (continued)
Kellogg Co.
(b)
..................... 2,200 $ 156,948
McCormick & Co., Inc. (Non-Voting) ...... 4,489 373,709
Mondelez International, Inc., Class A ...... 6,141 381,295
Tyson Foods, Inc., Class A ............ 3,646 313,775
1,698,283
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 806 90,353
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories ................. 3,094 336,163
Bausch + Lomb Corp.
(a)
............... 10,043 153,055
Boston Scientific Corp.
(a)
.............. 22,447 836,600
Enovis Corp.
(a)
..................... 1,046 57,530
Hologic , Inc.
(a)
..................... 183 12,682
IDEXX Laboratories, Inc.
(a)
............. 231 81,019
Medtronic plc ..................... 7,183 644,674
2,121,723
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp. ............. 3,093 437,597
Cigna Corp. ...................... 3,559 937,868
CVS Health Corp. .................. 6,034 559,110
Elevance Health, Inc. ................ 2,384 1,150,471
McKesson Corp. ................... 877 286,086
UnitedHealth Group, Inc. .............. 733 376,491
3,747,623
Hotels, Restaurants & Leisure — 1.4%
DraftKings , Inc., Class A
(a)
............. 3,588 41,872
McDonald's Corp. .................. 1,159 286,134
Royal Caribbean Cruises Ltd.
(a)
......... 3,244 113,248
Texas Roadhouse, Inc. ............... 207 15,152
Travel + Leisure Co. ................. 16,669 647,091
Wendy's Co. (The) .................. 1,988 37,533
Yum! Brands, Inc. .................. 1,574 178,665
1,319,695
Household Durables — 0.7%
Lennar Corp., Class A ................ 2,490 175,719
Whirlpool Corp. .................... 2,856 442,309
618,028
Household Products — 2.5%
Colgate-Palmolive Co. ............... 6,978 559,217
Procter & Gamble Co. (The) ........... 12,004 1,726,055
2,285,272
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ...................... 3,607 82,420
Industrial Conglomerates — 0.2%
General Electric Co. ................. 2,059 131,097
Honeywell International, Inc. ........... 377 65,526
196,623
Insurance — 4.0%
Allstate Corp. (The) ................. 1,942 246,110
Hanover Insurance Group, Inc. (The) ..... 546 79,853
Hartford Financial Services Group, Inc. (The) 2,008 131,383
Marsh & McLennan Cos., Inc. .......... 3,256 505,494
MetLife, Inc. ...................... 19,609 1,231,249
Old Republic International Corp. ......... 593 13,259
Reinsurance Group of America, Inc. ...... 1,647 193,177
Travelers Cos., Inc. (The) ............. 7,267 1,229,068
3,629,593

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Interactive Media & Services — 2.8%
(a)
Alphabet, Inc., Class A ............... 346 $ 754,024
Alphabet, Inc., Class C ............... 183 400,303
Meta Platforms, Inc., Class A ........... 8,407 1,355,629
2,509,956
Internet & Direct Marketing Retail — 0.0%
MercadoLibre , Inc.
(a)
................. 35 22,290
IT Services — 1.7%
Automatic Data Processing, Inc. ......... 783 164,461
Block, Inc., Class A
(a)
................ 2,176 133,737
Cognizant Technology Solutions Corp., Class A 3,513 237,092
Fidelity National Information Services, Inc. .. 4,189 384,006
Global Payments, Inc. ............... 2,085 230,684
PayPal Holdings, Inc.
(a)
............... 940 65,650
StoneCo Ltd., Class A
(a)
.............. 2,993 23,046
Visa, Inc., Class A
(b)
................. 1,477 290,807
Western Union Co. (The)
(b)
............ 3,077 50,678
1,580,161
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc. ............. 4,446 528,051
Danaher Corp. .................... 3,242 821,912
Mettler -Toledo International, Inc.
(a)
....... 23 26,422
Syneos Health, Inc.
(a)
................ 5,417 388,291
Thermo Fisher Scientific, Inc. ........... 1,508 819,266
2,583,942
Machinery — 2.6%
Cummins, Inc. ..................... 1,135 219,657
Donaldson Co., Inc. ................. 1,344 64,700
Illinois Tool Works, Inc. ............... 5,017 914,348
Otis Worldwide Corp. ................ 3,461 244,589
PACCAR, Inc. ..................... 5,038 414,829
Snap-on, Inc.
(b)
.................... 1,132 223,038
Stanley Black & Decker, Inc. ........... 2,449 256,802
Timken Co. (The) ................... 1,127 59,787
2,397,750
Media — 2.1%
Altice USA, Inc., Class A
(a)
............. 5,434 50,265
Comcast Corp., Class A .............. 27,845 1,092,638
Fox Corp., Class A .................. 22,107 710,961
Fox Corp., Class B .................. 755 22,424
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
433 15,605
Nexstar Media Group, Inc., Class A ....... 213 34,693
Paramount Global, Class B ............ 800 19,744
1,946,330
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 6,639 194,257
Newmont Corp. .................... 879 52,450
Reliance Steel & Aluminum Co. ......... 668 113,467
360,174
Multiline Retail — 0.8%
Dollar General Corp. ................ 1,195 293,301
Dollar Tree, Inc.
(a)
................... 113 17,611
Target Corp. ...................... 3,262 460,692
771,604
Multi-Utilities — 2.8%
Ameren Corp. ..................... 899 81,234
Black Hills Corp. ................... 3,817 277,763
CMS Energy Corp. .................. 16,149 1,090,058
Dominion Energy, Inc. ................ 803 64,087
DTE Energy Co. ................... 8,187 1,037,702
2,550,844
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp. ..................... 8,385 $ 1,213,980
ConocoPhillips .................... 1,056 94,839
Devon Energy Corp. ................. 4,194 231,131
Diamondback Energy, Inc. ............. 120 14,538
EOG Resources, Inc. ................ 7,288 804,887
Excelerate Energy, Inc., Class A
(a)
........ 527 10,498
Exxon Mobil Corp. .................. 27,723 2,374,198
Marathon Oil Corp. .................. 16,447 369,729
Murphy Oil Corp. ................... 498 15,035
Phillips 66 ........................ 3,252 266,631
Targa Resources Corp. ............... 1,219 72,738
Valero Energy Corp. ................. 2,023 215,004
Williams Cos., Inc. (The) .............. 4,223 131,800
5,815,008
Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co. .............. 7,674 590,898
Eli Lilly & Co. ..................... 337 109,265
Johnson & Johnson ................. 14,258 2,530,937
Merck & Co., Inc. ................... 14,284 1,302,272
Perrigo Co. plc .................... 7,363 298,717
Pfizer, Inc.
(b)
...................... 30,048 1,575,417
Viatris , Inc. ....................... 9,042 94,670
Zoetis, Inc. ....................... 3,249 558,471
7,060,647
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ....... 331 29,909
Jacobs Engineering Group, Inc. ......... 131 16,654
ManpowerGroup , Inc. ................ 467 35,684
Robert Half International, Inc. ........... 424 31,753
114,000
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc., Class A ............ 3,686 271,326
Jones Lang LaSalle, Inc. .............. 700 122,402
Zillow Group, Inc., Class A ............. 280 8,907
Zillow Group, Inc., Class C ............ 2,073 65,818
468,453
Road & Rail — 1.1%
CSX Corp. ....................... 6,917 201,008
Landstar System, Inc. ................ 2,046 297,529
Lyft, Inc., Class A
(a)
.................. 3,542 47,038
Norfolk Southern Corp. ............... 866 196,833
Ryder System, Inc. .................. 1,294 91,952
Schneider National, Inc., Class B ........ 7,090 158,674
Union Pacific Corp. ................. 53 11,304
1,004,338
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc. ................. 2,300 336,007
Applied Materials, Inc. ............... 2,850 259,293
Cirrus Logic, Inc.
(a)
.................. 1,446 104,893
Intel Corp. ....................... 40,261 1,506,164
KLA Corp. ........................ 188 59,987
Lam Research Corp. ................ 242 103,128
Marvell Technology, Inc. .............. 2,384 103,776
MaxLinear , Inc.
(a)
................... 1,843 62,625
Micron Technology, Inc. ............... 4,205 232,452
NVIDIA Corp. ..................... 1,732 262,554
NXP Semiconductors NV ............. 109 16,135
Qorvo , Inc.
(a)
...................... 109 10,281
QUALCOMM, Inc. .................. 273 34,873
Semtech Corp.
(a)
................... 197 10,829
Silicon Laboratories, Inc.
(a)
............. 2,785 390,513

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ............... 93 $ 14,290
3,507,800
Software — 2.1%
Ceridian HCM Holding, Inc.
(a)
........... 531 24,999
Microsoft Corp. .................... 1,538 395,005
RingCentral, Inc., Class A
(a)
............ 4,424 231,198
Roper Technologies, Inc. .............. 651 256,917
Salesforce, Inc.
(a)
................... 3,542 584,572
ServiceNow , Inc.
(a)
.................. 540 256,781
VMware, Inc., Class A ................ 281 32,028
Workday, Inc., Class A
(a)
.............. 632 88,215
1,869,715
Specialty Retail — 1.1%
Advance Auto Parts, Inc. .............. 154 26,656
AutoNation, Inc.
(a)
................... 1,090 121,818
Best Buy Co., Inc. .................. 1,760 114,734
Carvana Co.
(a)
..................... 1,220 27,548
Dick's Sporting Goods, Inc. ............ 2,486 187,370
Home Depot, Inc. (The) .............. 887 243,278
Lowe's Cos., Inc. ................... 1,063 185,674
Penske Automotive Group, Inc. ......... 832 87,102
994,180
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C ......... 5,340 246,761
Hewlett Packard Enterprise Co. ......... 33,026 437,925
HP, Inc.
(b)
........................ 11,774 385,952
NetApp, Inc. ...................... 130 8,481
1,079,119
Textiles, Apparel & Luxury Goods — 0.1%
Carter's, Inc. ...................... 235 16,563
PVH Corp. ....................... 1,108 63,045
Ralph Lauren Corp. ................. 347 31,108
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour , Inc., Class C
(a)
.......... 1,041 $ 7,891
118,607
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc. .................. 7,327 143,976
Tobacco — 1.0%
Altria Group, Inc. ................... 10,697 446,814
Philip Morris International, Inc. .......... 4,859 479,777
926,591
Trading Companies & Distributors — 0.3%
(a)
SiteOne Landscape Supply, Inc. ......... 1,918 227,993
United Rentals, Inc. ................. 140 34,007
262,000
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(a)
.......... 6,987 202,343
Total Common Stocks — 99.2%
(Cost: $97,493,463) .............................. 90,356,345
Total Long-Term Investments — 99.2%
(Cost: $97,493,463) .............................. 90,356,345
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 853,510 853,510
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 3,030,192 3,029,586
Total Short-Term Securities — 4.2%
(Cost: $3,883,248) .............................. 3,883,096
Total Investments — 103.4%
(Cost: $101,376,711 ) ............................. 94,239,441
Liabilities in Excess of Other Assets — (3.4)% ............ (3,136,056)
Net Assets — 100.0% .............................. $ 91,103,385
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,180,573 $ — $ (327,063) $ — $ — $ 853,510 853,510 $ 1,154 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,510,247 — (1,478,283) (2,226) (152) 3,029,586 3,030,192 4,589
(b)
—
$ (2,226) $ (152) $ 3,883,096 $ 5,743 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Value V.I. Fund
10
Schedule of Investments
(unaudited) (continued)
June 30, 2022
i
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 09/16/22 $ 947 $ 4,737
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 4,737 $ — $ — $ — $ 4,737
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (225,620) $ — $ — $ — $ (225,620)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (16,050) $ — $ — $ — $ (16,050)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,040,031

BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 90,356,345 $ — $ — $ 90,356,345
Short-Term Securities
Money Market Funds ...................................... 853,510 — — 853,510
$ 91,209,855 $ — $ — $ 91,209,855
Investments valued at NAV
(a)
...................................... 3,029,586
$ —
$ 94,239,441
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 4,737 $ — $ — $ 4,737
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
12
BlackRock
Advantage Large
Cap Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 90,356,345
Investments, at value — affiliated
(c)
......................................................................................... 3,883,096
Cash ............................................................................................................. 29,194
Cash pledged: –
Futures contracts .................................................................................................... 54,000
Receivables: –
Investments sold .................................................................................................... 1,079,202
Securities lending income — affiliated ...................................................................................... 375
Capital shares sold ................................................................................................... 11,481
Dividends — affiliated ................................................................................................. 340
Dividends — unaffiliated ............................................................................................... 99,999
Prepaid expenses ..................................................................................................... 964
Total assets .........................................................................................................
95,514,996
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,038,913
Payables: –
Investments purchased ................................................................................................ 1,099,027
Capital shares redeemed ............................................................................................... 62,972
Distribution fees ..................................................................................................... 2,170
Investment advisory fees .............................................................................................. 34,475
Variation margin on futures contracts ....................................................................................... 7,959
Other accrued expenses ............................................................................................... 166,095
Total liabilities ........................................................................................................
4,411,611
NET ASSETS ........................................................................................................
$ 91,103,385
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 93,482,638
Accumulated loss ..................................................................................................... (2,379,253)
NET ASSETS ........................................................................................................
$ 91,103,385
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 97,493,463
(b)
  Securities loaned, at value .............................................................................................. $ 2,991,435
(c)
  Investments, at cost — affiliated .......................................................................................... $ 3,883,248
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
13
Financial Statements
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 80,874,318
Shares outstanding ..................................................................................................
8,971,973
Net asset value .....................................................................................................
$ 9.01
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 10,229,067
Shares outstanding ..................................................................................................
1,166,835
Net asset value .....................................................................................................
$ 8.77
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,154
Dividends — unaffiliated ............................................................................................... 1,127,076
Securities lending income — affiliated — net ................................................................................. 4,589
Foreign taxes withheld ................................................................................................ (214)
Total investment income .................................................................................................
1,132,605
EXPENSES
Investment advisory .................................................................................................. 386,916
Transfer agent — class specific .......................................................................................... 94,552
Accounting services .................................................................................................. 26,285
Distribution — class specific ............................................................................................ 15,547
Custodian ......................................................................................................... 12,291
Directors and Officer ................................................................................................. 4,276
Transfer agent ...................................................................................................... 2,423
Miscellaneous ...................................................................................................... 34,407
Total expenses .......................................................................................................
576,697
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (157,088)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (94,549)
Total expenses after fees waived and/or reimbursed ..............................................................................
325,060
Net investment income ..................................................................................................
807,545
REALIZED AND UNREALIZED GAIN (LOSS) $ (15,526,746)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (2,226)
Investments — unaffiliated ........................................................................................... 2,740,196
Foreign currency transactions ......................................................................................... 11
Futures contracts .................................................................................................. (225,620)
A
2,512,361
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (152)
Investments — unaffiliated ........................................................................................... (18,022,905)
Futures contracts .................................................................................................. (16,050)
A
(18,039,107)
Net realized and unrealized loss ............................................................................................
(15,526,746)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (14,719,201)

Statements of Changes in Net Assets
15
Financial Statements
See notes to financial statements.
BlackRock Advantage Large Cap Value V.I.
Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 807,545 $ 1,382,708
Net realized gain .................................................................................. 2,512,361 19,737,972
Net change in unrealized appreciation (depreciation) .......................................................... (18,039,107) 2,275,352
Net increase (decrease) in net assets resulting from operations ..................................................... (14,719,201) 23,396,032
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (16,732,178)
  Class II ....................................................................................... — (113,405)
  Class III ....................................................................................... — (1,923,847)
Decrease in net assets resulting from distributions to shareholders ................................................... — (18,769,430)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (5,031,422) 17,794,364
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (19,750,623) 22,420,966
Beginning of period .................................................................................. 110,854,008 88,433,042
End of period ......................................................................................
$ 91,103,385 $ 110,854,008
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.43  $ 9.94  $ 9.86  $ 8.40  $ 10.63  $ 12.06
Net investment income
(a)
.........
0.08 0.16 0.16 0.20 0.20
(b)
0.20
Net realized and unrealized gain (loss)
(1.50) 2.44 0.18 1.88 (1.08) 1.86
Net increase (decrease) from investment
operations ................ (1.42) 2.60  0.34  2.08  (0.88) 2.06
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.19) (0.16) (0.20) (0.21) (0.21)
From net realized gain ...........
—  (1.92) (0.10) (0.42) (1.14) (3.28)
Total distributions ............... —  (2.11) (0.26) (0.62) (1.35) (3.49)
Net asset value, end of period ...... $ 9.01  $ 10.43  $ 9.94  $ 9.86  $ 8.40  $ 10.63
Total Return
(d)
(13.61)% 26.52% — — — —
Based on net asset value .......... (13.61)%
(e)
26.52% 3.66% 24.89% (8.20)% 17.22%
Ratios to Average Net Assets
(f)
Total expenses .................
1.08%
(g)
1.08% 1.11% 1.13% 1.17% 1.17%
Total expenses after fees waived and/or
reimbursed ..................
0.60%
(g)
0.60% 0.60% 0.60% 0.61% 0.71%
Net investment income ...........
1.59%
(g)
1.37% 1.85% 2.12% 1.90%
(b)
1.57%
Supplemental Data
Net assets, end of period (000) ...... $ 80,874  $ 98,863  $ 81,864  $ 87,984  $ 78,685  $ 99,213
Portfolio turnover rate ............ 68% 131% 139% 144% 164% 168%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.16  $ 9.73  $ 9.66  $ 8.24  $ 10.46  $ 11.92
Net investment income
(a)
.........
0.06 0.12 0.14 0.18 0.18
(b)
0.16
Net realized and unrealized gain (loss)
(1.45) 2.39 0.17 1.84 (1.07) 1.83
Net increase (decrease) from investment
operations ................ (1.39) 2.51  0.31  2.02  (0.89) 1.99
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.16) (0.14) (0.18) (0.19) (0.17)
From net realized gain ...........
—  (1.92) (0.10) (0.42) (1.14) (3.28)
Total distributions ............... —  (2.08) (0.24) (0.60) (1.33) (3.45)
Net asset value, end of period ...... $ 8.77  $ 10.16  $ 9.73  $ 9.66  $ 8.24  $ 10.46
Total Return
(d)
(13.68)% 26.22% — — — —
Based on net asset value .......... (13.68)%
(e)
26.22% 3.42% 24.60% (8.46)% 16.86%
Ratios to Average Net Assets
(f)
Total expenses .................
1.37%
(g)
1.34% 1.36% 1.38% 1.42% 1.43%
Total expenses after fees waived and/or
reimbursed ..................
0.85%
(g)
0.85% 0.85% 0.85% 0.86% 0.99%
Net investment income ...........
1.35%
(g)
1.11% 1.60% 1.88% 1.70%
(b)
1.26%
Supplemental Data
Net assets, end of period (000) ...... $ 10,229  $ 11,308  $ 5,872  $ 4,976  $ 3,876  $ 3,019
Portfolio turnover rate ............ 68% 131% 139% 144% 164% 168%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines th e fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 147,490 $ (147,490) $ — $ —
Credit Suisse Securities (USA) LLC .................... 80,038 (80,038) — —
J.P. Morgan Securities LLC .......................... 383,022 (383,022) — —
Morgan Stanley .................................. 224,181 (224,181) — —
National Financial Services LLC ....................... 338,316 (338,316) — —
SG AMERICAS Securities LLC ........................ 362,474 (362,474) — —
State Street Bank & Trust Co. ........................ 1,455,914 (1,440,644) — 15,270
$ 2,991,435 $ (2,976,165) $ — $ 15,270
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, whic h will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. Fo r the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in f ees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2022, the amount waived and/or reimbursed was $25,794.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2022, the amount waived was $201.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 261
Class III ......................................................................................................... 15,286
$ 15,547
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 81,314 $ 334 $ 12,904 $ 94,552

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $131,093 and $6,810, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed —
class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending ag ent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series m ay, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $1,060 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order ”) from the SEC, th e Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to complianc e with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Class I ................................................................................................................
0.00%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.11
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Advantage Large Cap Value V.I. Fund
Class I ....................................................................................................... $ 81,314
Class II ...................................................................................................... 247
Class III ...................................................................................................... 6,178
$ 87,739
Class I Class II Class III
Expense Limitations ................................................................. 0.60% 0.75% 0.85%

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $69,519,224 and $74,055,723, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This
Purchases ............................................................................................................... $ 4,856,378
Sales ................................................................................................................... 2,485,683
Net Realized Loss .......................................................................................................... (104,304)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 101,559,145 $ 3,024,738 $ (10,339,705) $ (7,314,967)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the six months ended June 30, 2022
.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
933,817 $ 9,003,649 877,169 $ 10,235,761
Shares issued in reinvestment of distributions ........................
— — 1,630,842 16,732,178
Shares redeemed .........................................
(1,442,180) (14,085,426) (1,262,657) (14,381,147)
(508,363) $ (5,081,777) 1,245,354 $ 12,586,792
Class II
(a)
Shares issued in reinvestment of distributions ........................
— $ — 10,942 $ 113,405
Shares redeemed .........................................
(64,846) (667,230) (15,623) (186,324)
(64,846) $ (667,230) (4,681) $ (72,919)
Class III
Shares sold .............................................
690,024 $ 6,770,403 1,022,451 $ 11,463,740
Shares issued in reinvestment of distributions ........................
— — 192,642 1,923,847
Shares redeemed .........................................
(636,686) (6,052,818) (705,034) (8,107,096)
53,338 $ 717,585 510,059 $ 5,280,491
(519,871) $ (5,031,422) 1,750,732 $ 17,794,364

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
26
Portfolio Abbreviation
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Advantage SMID Cap V.I. Fund
Investment Objective
BlackRock Advantage SMID Cap V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its benchmark, the Russell 2500
™
Index.
What factors influenced performance?
The Fund navigated a highly changeable market backdrop in early 2022. U.S. equities started the period on a downward trend amid both inflationary pressures and policy normalization concerns. The relatively orderly market reaction to 40-year high inflation figures soon turned disorderly as Russia invaded Ukraine in February 2022. This extended the drawdown from January as a surge in commodity prices weighed on global markets and already stretched supply chains, adding to inflation fears. Furthermore,
China’s COVID policy resulted in rolling lockdowns which adversely impacted industrial production. Investors believed central banks were late in responding to rising prices, leading shorter duration rates higher and resulting in a brief yield curve inversion. This historically adverse signal for economic growth increased the prevailingly cautious tone, with investors starting to price in stagflation amid worries that policy error would stifle growth. Persistent inflation alongside the Fed raising its benchmark overnight lending rate by 75 basis points in June 2022 had economic growth as the dominant market concern at the end of the period.
More traditional fundamental measures drove positive contributions to relative return, positioning the Fund correctly amid the prevailing market preference for value styles.
This was highlighted by gains from fundamental value insights evaluating company sales and financial statement metrics in addition to a measure comparing stocks by earnings yield. These insights performed well as they correctly positioned the portfolio around health care names.
Faster moving trend-based sentiment measures also benefited return as they captured evolving market themes. In particular, insights that analyze the text of earnings calls and mobile application usage performed well across financials.
Finally, stability-related measures also performed well as they helped capture the market’s deteriorating risk sentiment, highlighted by an insight that captures investor preference for lower risk securities.
On the downside, non-traditional fundamental quality insights, which tend to have a growth orientation, detracted amid the sustained preference for value styles. These included insights related to environmental, social and governance (“ESG”) factors, such as those that evaluate corporate culture with respect to human capital and employee sentiment as they motivated an unsuccessful underweight to health care names. Additionally, ESG transition measures that evaluate companies across greenhouse gas measures detracted from performance given the market’s value style preference.
Other fundamental quality measures which also have a growth orientation, such as insights that look at founder-led firms and those looking to identify "spin" from company press releases, detracted from performance, struggling across industrial and consumer discretionary stocks.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities with enhanced signal constructs to best identify emerging trends, such as sentiment around supply chain disruptions, wage inflation, consumer behavior changes and business sensitivity to the conflict in Ukraine. Additionally, new macro thematic insights were added that use historical observations of stagflation and policy normalization to motivate top-down positioning.
Describe portfolio positioning at period end.
Relative to the Russell 2500
™
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweights in consumer discretionary and information technology and slight underweights in materials and consumer staples.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Advantage SMID Cap V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (21.44)% (20.04)% 7.76% 10.49%
Class II
(b)(c)
................................................................ (21.48) (20.15) 7.61 10.32
Class III
(b)(c)
............................................................... (21.48) (20.20) 7.51 10.25
Russell 2500
™
Index
( d )
........................................................ (21.81) (21.00) 7.04 10.49
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Fund’s total returns for the period between June 12, 2017 and February 8, 2021 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Advantage U.S. Total Market V.I. Fund”. The Fund’s total returns for the period prior to
June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Value Opportunities V.I. Fund”.
(d)
An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell
3000
®
Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 785.60 $ 2.44 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Class II .................................. 1,000.00 785.20 3.10 1,000.00 1,021.32 3.51 0.70
Class III .................................. 1,000.00 785.20 3.54 1,000.00 1,020.83 4.01 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Advantage SMID Cap V.I. Fund
Portfolio Information
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Industrials ....................................... 17.7%
Financials ....................................... 15.5
Information Technology .............................. 15.4
Health Care ..................................... 13.5
Consumer Discretionary ............................. 10.9
Real Estate ...................................... 8.6
Materials ....................................... 5.0
Energy ......................................... 4.5
Communication Services ............................. 3.0
Utilities ......................................... 2.7
Consumer Staples ................................. 2.3
Short-Term Securities ............................... 5.5
Liabilities in Excess of Other Assets ..................... (4.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 2,037 $ 82,702
Astronics Corp.
(a)
................... 7,550 76,784
Axon Enterprise, Inc.
(a)
............... 3,560 331,685
Curtiss-Wright Corp. ................. 12,190 1,609,811
Hexcel Corp. ...................... 782 40,907
Moog, Inc., Class A
(b)
................ 765 60,733
2,202,622
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A
(a)
............. 7,237 513,393
Airlines — 0.2%
(a)
Copa Holdings SA, Class A ............ 911 57,730
JetBlue Airways Corp. ................ 32,015 267,966
325,696
Auto Components — 0.8%
Adient plc
(a)(b)
...................... 6,379 189,010
Cooper-Standard Holdings, Inc.
(a)
........ 12,370 61,727
Dana, Inc. ........................ 4,147 58,348
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 67,124 718,898
Lear Corp. ....................... 661 83,213
1,111,196
Automobiles — 0.2%
Canoo, Inc., Class A
(a)(b)
.............. 17,480 32,338
Thor Industries, Inc.
(b)
................ 2,757 206,031
Winnebago Industries, Inc. ............ 1,645 79,881
318,250
Banks — 5.7%
Bank of Hawaii Corp.
(b)
............... 21,461 1,596,698
BankFinancial Corp. ................. 3,298 30,968
Bar Harbor Bankshares .............. 2,403 62,142
Capital City Bank Group, Inc. ........... 738 20,583
Customers Bancorp, Inc.
(a)
............. 817 27,696
East West Bancorp, Inc. .............. 7,208 467,078
Farmers National Banc Corp. ........... 426 6,390
FB Financial Corp. .................. 4,121 161,626
First Business Financial Services, Inc. ..... 899 28,040
First Interstate BancSystem, Inc., Class A .. 1,128 42,988
First Northwest Bancorp .............. 1,086 16,942
FNCB Bancorp, Inc. ................. 2,151 17,208
Hancock Whitney Corp. .............. 4,971 220,364
Heartland Financial USA, Inc. .......... 10,813 449,172
HomeTrust Bancshares, Inc. ........... 1,946 48,650
Independent Bank Corp. .............. 33,211 640,308
Lakeland Bancorp, Inc. ............... 5,315 77,705
Macatawa Bank Corp. ............... 3,717 32,858
Mercantile Bank Corp. ............... 2,127 67,958
Midland States Bancorp, Inc. ........... 11,911 286,340
MidWestOne Financial Group, Inc. ....... 162 4,815
Northrim BanCorp, Inc. ............... 508 20,452
Oak Valley Bancorp ................. 545 9,374
OceanFirst Financial Corp. ............ 8,581 164,155
Origin Bancorp, Inc. ................. 1,999 77,561
Peapack-Gladstone Financial Corp. ...... 1,544 45,857
Pinnacle Financial Partners, Inc. ......... 19,433 1,405,200
Popular, Inc. ...................... 5,491 422,423
Republic First Bancorp, Inc.
(a)
........... 36,978 140,886
Summit Financial Group, Inc. ........... 677 18,807
Towne Bank ...................... 605 16,426
Washington Federal, Inc. .............. 2,094 62,862
Wintrust Financial Corp. .............. 15,449 1,238,237
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 1,571 $ 79,964
8,008,733
Beverages — 0.1%
Brown-Forman Corp., Class B .......... 1,286 90,226
Primo Water Corp. .................. 9,017 120,647
210,873
Biotechnology — 3.4%
(a)
Agenus, Inc. ...................... 20,850 40,449
Akebia Therapeutics, Inc. ............. 41,342 14,598
Alector, Inc. ...................... 14,043 142,677
Aligos Therapeutics, Inc. .............. 1,131 1,369
Alkermes plc ...................... 4,826 143,767
Allakos, Inc. ...................... 10,480 32,802
Allogene Therapeutics, Inc. ............ 3,317 37,814
Allovir, Inc. ....................... 7,773 30,315
ALX Oncology Holdings, Inc. ........... 2,234 18,073
Applied Molecular Transport, Inc. ........ 10,991 31,984
Arcutis Biotherapeutics, Inc.
(b)
.......... 2,264 48,246
Atara Biotherapeutics, Inc. ............. 7,661 59,679
Atreca, Inc., Class A ................. 21,316 38,156
Beam Therapeutics, Inc.
(b)
............. 1,740 67,355
Beyondspring, Inc.
(b)
................. 5,913 8,515
Black Diamond Therapeutics, Inc. ........ 9,905 24,366
Bluebird Bio, Inc. ................... 14,132 58,506
Blueprint Medicines Corp. ............. 2,382 120,315
Cabaletta Bio, Inc. .................. 1,797 1,905
CareDx, Inc. ...................... 5,840 125,443
Cortexyme, Inc. .................... 3,368 7,477
Deciphera Pharmaceuticals, Inc. ........ 20,311 267,090
Denali Therapeutics, Inc. .............. 4,128 121,487
Dyne Therapeutics, Inc. .............. 3,092 21,242
Editas Medicine, Inc.
(b)
............... 6,654 78,717
Emergent BioSolutions, Inc. ............ 7,812 242,484
Exelixis, Inc. ...................... 24,549 511,110
Foghorn Therapeutics, Inc.
(b)
........... 3,141 42,718
Forma Therapeutics Holdings, Inc. ....... 19,695 135,699
Frequency Therapeutics, Inc. ........... 5,874 8,811
G1 Therapeutics, Inc. ................ 2,165 10,695
Halozyme Therapeutics, Inc. ........... 1,652 72,688
Heron Therapeutics, Inc. .............. 12,003 33,488
Impel Pharmaceuticals, Inc.
(b)
........... 2,621 24,428
Infinity Pharmaceuticals, Inc. ........... 4,864 3,076
Inhibrx, Inc. ....................... 1,435 16,287
Inozyme Pharma, Inc. ................ 2,036 9,712
Intercept Pharmaceuticals, Inc. ......... 3,036 41,927
Ironwood Pharmaceuticals, Inc. ......... 5,316 61,293
Karyopharm Therapeutics, Inc. .......... 25,342 114,292
Kiniksa Pharmaceuticals Ltd., Class A ..... 14,830 143,703
Kodiak Sciences, Inc. ................ 20,775 158,721
Kronos Bio, Inc. .................... 45,468 165,504
MacroGenics, Inc.
(b)
................. 14,283 42,135
Metacrine, Inc. .................... 4,751 2,375
Mirum Pharmaceuticals, Inc. ........... 3,253 63,303
Neurocrine Biosciences, Inc. ........... 684 66,676
NextCure, Inc. ..................... 10,077 47,362
Novavax, Inc. ..................... 3,170 163,033
Olema Pharmaceuticals, Inc. ........... 21,973 89,430
Oncorus, Inc. ..................... 1,319 1,662
Passage Bio, Inc. ................... 5,948 14,037
PhaseBio Pharmaceuticals, Inc. ......... 6,971 4,182
PMV Pharmaceuticals, Inc. ............ 1,694 24,139
Poseida Therapeutics, Inc. ............ 11,293 29,136
Precision BioSciences, Inc. ............ 7,908 12,653
PTC Therapeutics, Inc. ............... 2,138 85,648

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Puma Biotechnology, Inc. ............. 2,139 $ 6,096
Recursion Pharmaceuticals, Inc., Class A ... 7,096 57,761
Sangamo Therapeutics, Inc. ........... 12,311 50,968
Scholar Rock Holding Corp. ............ 5,582 30,645
Silverback Therapeutics, Inc. ........... 5,929 25,139
Solid Biosciences, Inc. ............... 5,787 3,562
Sorrento Therapeutics, Inc. ............ 11,700 23,517
Spruce Biosciences, Inc. .............. 420 731
SQZ Biotechnologies Co. ............. 601 1,911
Sutro Biopharma, Inc.
(b)
............... 8,905 46,395
Taysha Gene Therapies, Inc. ........... 11,712 43,569
Twist Bioscience Corp. ............... 637 22,270
Ultragenyx Pharmaceutical, Inc. ......... 2,552 152,252
UroGen Pharma Ltd. ................ 1,267 10,377
Veracyte, Inc. ..................... 4,700 93,530
Verve Therapeutics, Inc. .............. 3,393 51,845
Vincerx Pharma, Inc. ................ 5,103 6,736
Vir Biotechnology, Inc. ............... 4,598 117,111
Voyager Therapeutics, Inc. ............ 5,369 31,731
X4 Pharmaceuticals, Inc. .............. 5,307 5,121
4,766,021
Building Products — 2.4%
AO Smith Corp. .................... 5,058 276,571
Builders FirstSource, Inc.
(a)
............ 21,387 1,148,482
Fortune Brands Home & Security, Inc. ..... 605 36,227
Owens Corning .................... 21,450 1,593,950
Trex Co., Inc.
(a)
.................... 5,436 295,827
3,351,057
Capital Markets — 2.4%
Carlyle Group, Inc. (The) .............. 23,850 755,091
Cboe Global Markets, Inc. ............. 971 109,907
FactSet Research Systems, Inc. ......... 624 239,972
Jefferies Financial Group, Inc. .......... 33,620 928,584
Raymond James Financial, Inc. ......... 199 17,793
Stifel Financial Corp. ................ 24,388 1,366,216
3,417,563
Chemicals — 3.0%
Ashland Global Holdings, Inc.
(b)
......... 3,864 398,185
Avient Corp. ...................... 9,720 389,578
Cabot Corp. ...................... 1,216 77,569
CF Industries Holdings, Inc. ............ 6,212 532,555
Ecovyst, Inc. ...................... 1,405 13,839
Hawkins, Inc. ..................... 1,726 62,188
HB Fuller Co. ..................... 10,459 629,736
Huntsman Corp. ................... 11,358 321,999
Ingevity Corp.
(a)
.................... 362 22,857
Livent Corp.
(a)
..................... 10,385 235,636
Mosaic Co. (The) ................... 12,288 580,362
Stepan Co. ....................... 204 20,675
Westlake Corp. .................... 9,451 926,387
4,211,566
Commercial Services & Supplies — 1.0%
Cimpress plc
(a)
..................... 813 31,626
MSA Safety, Inc. ................... 168 20,340
Steelcase, Inc., Class A .............. 5,890 63,200
Tetra Tech, Inc. .................... 9,470 1,293,128
1,408,294
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.
(a)(b)
......... 3,265 5,061
Calix, Inc.
(a)
....................... 1,508 51,483
Ciena Corp.
(a)
..................... 9,847 450,008
Security
Shares
Shares Value
Communications Equipment (continued)
Juniper Networks, Inc. ............... 57,616 $ 1,642,056
2,148,608
Construction & Engineering — 1.2%
Fluor Corp.
(a)
...................... 8,623 209,884
MasTec, Inc.
(a)(b)
.................... 13,156 942,759
Matrix Service Co.
(a)
................. 18,613 94,182
Quanta Services, Inc. ................ 3,551 445,082
1,691,907
Consumer Finance — 0.9%
Ally Financial, Inc. .................. 21,721 727,871
Encore Capital Group, Inc.
(a)
........... 346 19,988
LendingClub Corp.
(a)
................. 7,013 81,982
LendingTree, Inc.
(a)
.................. 3,910 171,336
PROG Holdings, Inc.
(a)
............... 13,478 222,387
1,223,564
Containers & Packaging — 0.2%
Greif, Inc., Class A .................. 238 14,846
Packaging Corp. of America ........... 2,139 294,113
308,959
Distributors — 0.2%
Pool Corp.
(b)
...................... 750 263,422
Diversified Consumer Services — 0.3%
Laureate Education, Inc. .............. 7,527 87,087
Service Corp. International ............ 4,223 291,894
378,981
Diversified Financial Services — 1.2%
Voya Financial, Inc. ................. 28,617 1,703,570
Diversified Telecommunication Services — 1.4%
(a)
Bandwidth, Inc., Class A .............. 5,773 108,648
EchoStar Corp., Class A .............. 23,014 444,170
Iridium Communications, Inc. ........... 35,552 1,335,333
Liberty Latin America Ltd., Class A ....... 1,979 15,436
1,903,587
Electric Utilities — 0.6%
NRG Energy, Inc. ................... 3,247 123,938
Portland General Electric Co. ........... 15,913 769,075
893,013
Electrical Equipment — 0.8%
Atkore, Inc.
(a)
...................... 3,566 296,014
Bloom Energy Corp., Class A
(a)
.......... 9,574 157,971
nVent Electric plc ................... 1,543 48,342
Regal Rexnord Corp. ................ 3,338 378,930
Sunrun, Inc.
(a)
..................... 9,914 231,591
1,112,848
Electronic Equipment, Instruments & Components — 2.5%
Avnet, Inc. ....................... 37,617 1,613,017
ePlus, Inc.
(a)
...................... 2,211 117,448
Itron, Inc.
(a)
....................... 14,490 716,241
Jabil, Inc. ........................ 1,938 99,245
Littelfuse, Inc. ..................... 3,224 819,025
National Instruments Corp. ............ 1,011 31,573
ScanSource, Inc.
(a)
.................. 5,069 157,849
3,554,398
Energy Equipment & Services — 0.5%
Newpark Resources, Inc.
(a)
............ 12,441 38,443
Oceaneering International, Inc.
(a)
........ 20,389 217,754
ProPetro Holding Corp.
(a)
.............. 13,627 136,270
Schlumberger NV .................. 8,260 295,378

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Energy Equipment & Services (continued)
TechnipFMC plc
(a)
.................. 11,017 $ 74,144
761,989
Entertainment — 0.2%
(a)
Cinemark Holdings, Inc. .............. 10,117 151,957
Gaia, Inc. ........................ 1,999 8,496
Lions Gate Entertainment Corp., Class A ... 5,736 53,402
213,855
Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust ................. 717 11,199
American Homes 4 Rent, Class A
(b)
....... 41,222 1,460,908
Ashford Hospitality Trust, Inc.
(a)
......... 9,156 54,753
Braemar Hotels & Resorts, Inc. ......... 44,392 190,442
Brixmor Property Group, Inc. ........... 59,551 1,203,526
Camden Property Trust ............... 1,974 265,463
CorEnergy Infrastructure Trust, Inc.
(b)
..... 8,194 20,649
CubeSmart ....................... 29,286 1,251,098
EastGroup Properties, Inc. ............ 7,528 1,161,796
Equity LifeStyle Properties, Inc. ......... 16,989 1,197,215
First Industrial Realty Trust, Inc. ......... 33,991 1,613,893
Highwoods Properties, Inc. ............ 44,848 1,533,353
Life Storage, Inc.
(b)
.................. 10,153 1,133,684
National Storage Affiliates Trust ......... 2,466 123,472
Paramount Group, Inc. ............... 2,330 16,846
Park Hotels & Resorts, Inc. ............ 6,453 87,567
Regency Centers Corp. .............. 6,361 377,271
11,703,135
Food & Staples Retailing — 0.1%
Andersons, Inc. (The) ................ 363 11,975
Performance Food Group Co.
(a)
......... 2,075 95,409
Rite Aid Corp.
(a)
.................... 6,058 40,831
148,215
Food Products — 1.2%
Bunge Ltd. ....................... 7,599 689,153
Flowers Foods, Inc. ................. 1,124 29,584
Kellogg Co. ....................... 474 33,815
Sanderson Farms, Inc. ............... 3,485 751,122
Seneca Foods Corp., Class A
(a)
......... 1,030 57,206
Vital Farms, Inc.
(a)
.................. 12,849 112,429
1,673,309
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A .... 1,837 78,072
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.
(a)
..................... 14,628 28,671
Bausch + Lomb Corp.
(a)
............... 15,971 243,398
Butterfly Network, Inc., Class A
(a)
........ 13,444 41,273
Eargo, Inc.
(a)
...................... 15,054 11,319
Enovis Corp.
(a)
..................... 660 36,300
Envista Holdings Corp.
(a)
.............. 4,432 170,809
Globus Medical, Inc., Class A
(a)
......... 7,733 434,131
Heska Corp.
(a)
..................... 649 61,337
Integra LifeSciences Holdings Corp.
(a)
..... 2,106 113,787
Masimo Corp.
(a)
.................... 1,718 224,491
Merit Medical Systems, Inc.
(a)
........... 8,359 453,643
Natus Medical, Inc.
(a)
................ 4,054 132,850
Nevro Corp.
(a)
..................... 1,391 60,968
Novocure Ltd.
(a)
.................... 225 15,637
NuVasive, Inc.
(a)
.................... 391 19,222
Omnicell, Inc.
(a)
.................... 6,318 718,672
Penumbra, Inc.
(a)
................... 2,665 331,846
Quidel Corp.
(a)
..................... 1,451 141,008
Sientra, Inc.
(a)
..................... 7,409 6,206
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
STERIS plc ....................... 326 $ 67,205
Tactile Systems Technology, Inc.
(a)
....... 6,673 48,713
Tandem Diabetes Care, Inc.
(a)
.......... 2,894 171,296
3,532,782
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.
(a)
............... 29,703 232,871
Accolade, Inc.
(a)
.................... 7,153 52,932
AMN Healthcare Services, Inc.
(a)
......... 2,766 303,458
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,319 7,501
Brookdale Senior Living, Inc.
(a)
.......... 5,001 22,704
CareMax, Inc.
(a)
.................... 4,418 16,037
DaVita, Inc.
(a)
...................... 2,659 212,614
Ensign Group, Inc. (The) .............. 22,723 1,669,459
Henry Schein, Inc.
(a)
................. 5,516 423,298
Invitae Corp.
(a)
..................... 30,336 74,020
LHC Group, Inc.
(a)
.................. 813 126,617
Molina Healthcare, Inc.
(a)
.............. 2,339 654,008
Option Care Health, Inc.
(a)
............. 3,978 110,549
Tenet Healthcare Corp.
(a)
.............. 1,011 53,138
3,959,206
Health Care Technology — 0.8%
(a)
Allscripts Healthcare Solutions, Inc. ...... 11,726 173,897
American Well Corp., Class A .......... 57,295 247,514
Evolent Health, Inc., Class A ........... 1,472 45,205
Health Catalyst, Inc.
(b)
................ 15,334 222,190
NextGen Healthcare, Inc.
(b)
............ 1,963 34,235
Phreesia, Inc. ..................... 8,419 210,559
Tabula Rasa HealthCare, Inc. .......... 9,711 24,957
Teladoc Health, Inc. ................. 6,711 222,872
1,181,429
Hotels, Restaurants & Leisure — 3.9%
Choice Hotels International, Inc. ......... 7,945 886,900
International Game Technology plc
(b)
...... 26,020 482,931
NeoGames SA
(a)
................... 2,332 31,272
Norwegian Cruise Line Holdings Ltd.
(a)
..... 2,226 24,753
PlayAGS, Inc.
(a)
.................... 3,494 18,029
Shake Shack, Inc., Class A
(a)
........... 10,873 429,266
Texas Roadhouse, Inc. ............... 7,072 517,671
Travel + Leisure Co. ................. 41,369 1,605,945
Wendy's Co. (The) .................. 39,972 754,671
Wingstop, Inc.
(b)
.................... 10,724 801,834
5,553,272
Household Durables — 0.4%
GoPro, Inc., Class A
(a)
................ 27,598 152,617
iRobot Corp.
(a)
..................... 6,692 245,931
Sonos, Inc.
(a)
...................... 4,329 78,095
Toll Brothers, Inc. ................... 1,692 75,463
552,106
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)
...... 11,070 442,911
Independent Power and Renewable Electricity Producers
— 0.6%
(b)
Brookfield Renewable Corp. ........... 22,409 797,985
Clearway Energy, Inc. ................ 2,394 76,536
874,521
Insurance — 3.1%
Bright Health Group, Inc.
(a)
............. 16,307 29,679
Crawford & Co., Class A .............. 1,185 9,243
Hanover Insurance Group, Inc. (The) ..... 11,810 1,727,212
Investors Title Co. .................. 60 9,413
Lincoln National Corp. ............... 1,378 64,449

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ......... 17,366 $ 388,304
Reinsurance Group of America, Inc. ...... 8,796 1,031,683
Unum Group ...................... 2,439 82,975
WR Berkley Corp. .................. 14,962 1,021,306
4,364,264
Interactive Media & Services — 0.2%
(a)
Eventbrite, Inc., Class A .............. 12,252 125,828
fuboTV, Inc. ...................... 9,105 22,489
Liberty TripAdvisor Holdings, Inc., Class A .. 8,032 6,077
Outbrain, Inc. ..................... 9,264 46,598
Vimeo, Inc. ....................... 20,550 123,711
324,703
Internet & Direct Marketing Retail — 0.4%
(a)
1-800-Flowers.com, Inc., Class A ........ 10,642 101,206
Lands' End, Inc. .................... 2,276 24,171
Overstock.com, Inc. ................. 9,089 227,316
RealReal, Inc. (The) ................. 20,219 50,345
Stitch Fix, Inc., Class A ............... 37,651 185,996
589,034
IT Services — 2.1%
BigCommerce Holdings, Inc.
(a)
.......... 3,714 60,167
Conduent, Inc.
(a)
................... 43,862 189,484
CSG Systems International, Inc. ......... 762 45,476
Euronet Worldwide, Inc.
(a)
............. 527 53,011
Flywire Corp.
(a)
.................... 7,957 140,282
Genpact Ltd. ...................... 23,426 992,325
MongoDB, Inc.
(a)
................... 2,221 576,350
Paysafe Ltd.
(a)
..................... 6,632 12,933
Sabre Corp.
(a)
..................... 9,595 55,939
StoneCo Ltd., Class A
(a)
.............. 26,086 200,862
Western Union Co. (The) ............. 23,271 383,273
WEX, Inc.
(a)
....................... 1,061 165,049
Wix.com Ltd.
(a)
..................... 362 23,729
2,898,880
Leisure Products — 0.6%
Brunswick Corp. ................... 8,255 539,712
Mattel, Inc.
(a)
...................... 15,149 338,277
877,989
Life Sciences Tools & Services — 2.9%
Adaptive Biotechnologies Corp.
(a)
........ 12,985 105,049
Berkeley Lights, Inc.
(a)
................ 7,901 39,268
Bruker Corp. ...................... 21,977 1,379,277
Medpace Holdings, Inc.
(a)
............. 958 143,384
Personalis, Inc.
(a)
................... 47,870 165,151
Repligen Corp.
(a)
................... 3,970 644,728
Singular Genomics Systems, Inc.
(a)
....... 4,854 18,542
Syneos Health, Inc.
(a)
................ 22,847 1,637,673
4,133,072
Machinery — 4.3%
AGCO Corp. ...................... 6,314 623,192
Allison Transmission Holdings, Inc. ....... 2,687 103,315
Altra Industrial Motion Corp. ........... 2,228 78,537
Astec Industries, Inc. ................ 254 10,358
Desktop Metal, Inc., Class A
(a)(b)
......... 24,982 54,960
Donaldson Co., Inc. ................. 20,269 975,750
Hurco Cos., Inc.
(b)
.................. 1,060 26,224
Hyliion Holdings Corp., Class A
(a)
........ 8,020 25,824
Manitowoc Co., Inc. (The)
(a)
............ 8,643 91,011
Meritor, Inc.
(a)
..................... 1,811 65,794
Oshkosh Corp. .................... 6,971 572,598
Pentair plc ....................... 23,611 1,080,676
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ..................... 8,079 $ 1,591,805
Timken Co. (The) ................... 13,669 725,141
6,025,185
Marine — 0.1%
Matson, Inc. ...................... 2,822 205,667
Media — 1.1%
Cardlytics, Inc.
(a)
................... 3,879 86,541
comScore, Inc.
(a)
................... 8,863 18,258
Entravision Communications Corp., Class A . 5,506 25,107
EW Scripps Co. (The), Class A
(a)
........ 1,865 23,257
Interpublic Group of Cos., Inc. (The)
(b)
..... 29,963 824,881
News Corp., Class A ................. 4,138 64,470
News Corp., Class B ................ 17,264 274,325
Nexstar Media Group, Inc., Class A ....... 1,238 201,645
TEGNA, Inc. ...................... 1,441 30,218
Thryv Holdings, Inc.
(a)(b)
............... 1,500 33,585
1,582,287
Metals & Mining — 1.8%
Hecla Mining Co. ................... 15,017 58,867
Reliance Steel & Aluminum Co. ......... 9,523 1,617,577
Royal Gold, Inc. .................... 2,982 318,418
Schnitzer Steel Industries, Inc., Class A .... 3,915 128,568
Steel Dynamics, Inc. ................. 3,161 209,100
United States Steel Corp. ............. 11,092 198,658
2,531,188
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty Trust, Inc. ............... 2,365 31,005
Granite Point Mortgage Trust, Inc. ....... 1,436 13,743
Great Ajax Corp. ................... 7,563 72,529
TPG RE Finance Trust, Inc. ............ 4,283 38,590
155,867
Multiline Retail — 0.4%
Dillard's, Inc., Class A
(b)
............... 1,542 340,119
Kohl's Corp. ...................... 3,998 142,689
Macy's, Inc. ...................... 7,792 142,749
625,557
Multi-Utilities — 1.4%
Black Hills Corp. ................... 23,177 1,686,590
NorthWestern Corp. ................. 3,750 220,988
1,907,578
Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.
(a)
............... 2,264 14,807
APA Corp. ....................... 5,153 179,840
Ardmore Shipping Corp.
(a)
............. 10,336 72,042
Chesapeake Energy Corp. ............ 3,326 269,739
CNX Resources Corp.
(a)
.............. 10,463 172,221
Delek US Holdings, Inc.
(a)
............. 6,897 178,218
Devon Energy Corp. ................. 9,529 525,143
EOG Resources, Inc. ................ 8,355 922,726
Equitrans Midstream Corp. ............ 2,390 15,200
Excelerate Energy, Inc., Class A
(a)(b)
....... 834 16,613
Marathon Oil Corp. .................. 53,409 1,200,634
Murphy Oil Corp. ................... 5,030 151,856
Oasis Petroleum, Inc. ................ 1,975 240,259
Ovintiv, Inc. ....................... 14,858 656,575
Scorpio Tankers, Inc. ................ 1,501 51,800
Targa Resources Corp. ............... 16,432 980,497
World Fuel Services Corp. ............. 775 15,857
5,664,027

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Personal Products — 0.6%
Coty, Inc., Class A
(a)
................. 29,251 $ 234,300
Herbalife Nutrition Ltd.
(a)
.............. 15,478 316,525
Honest Co., Inc. (The)
(a)
.............. 6,818 19,909
Medifast, Inc. ..................... 1,502 271,126
Nature's Sunshine Products, Inc.
(a)
....... 1,667 17,787
859,647
Pharmaceuticals — 1.1%
Atea Pharmaceuticals, Inc.
(a)
........... 10,631 75,480
Nektar Therapeutics
(a)(b)
............... 59,796 227,225
NGM Biopharmaceuticals, Inc.
(a)
......... 17,661 226,414
Perrigo Co. plc .................... 22,880 928,242
Pliant Therapeutics, Inc.
(a)(b)
............ 19,603 157,020
1,614,381
Professional Services — 3.1%
ASGN, Inc.
(a)
...................... 1,234 111,369
Booz Allen Hamilton Holding Corp. ....... 9,648 871,793
Franklin Covey Co.
(a)
................ 3,047 140,710
Insperity, Inc. ...................... 11,135 1,111,607
KBR, Inc.
(b)
....................... 19,985 967,074
Kelly Services, Inc., Class A ............ 5,716 113,348
Kforce, Inc. ....................... 4,452 273,086
ManpowerGroup, Inc. ................ 6,251 477,639
Mistras Group, Inc.
(a)
................ 8,655 51,411
Science Applications International Corp. ... 2,134 198,675
4,316,712
Real Estate Management & Development — 0.3%
Altisource Portfolio Solutions SA
(a)(b)
...... 2,777 29,825
Anywhere Real Estate, Inc.
(a)
........... 13,337 131,103
Marcus & Millichap, Inc.
(b)
............. 4,948 183,026
Opendoor Technologies, Inc.
(a)
.......... 7,173 33,785
377,739
Road & Rail — 0.8%
Covenant Logistics Group, Inc. .......... 3,357 84,227
Landstar System, Inc. ................ 537 78,090
Ryder System, Inc. .................. 1,401 99,555
Schneider National, Inc., Class B ........ 35,612 796,997
1,058,869
Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc. ............... 828 14,035
Cirrus Logic, Inc.
(a)
.................. 1,192 86,468
Enphase Energy, Inc.
(a)
............... 327 63,844
Entegris, Inc. ...................... 1,955 180,114
Lattice Semiconductor Corp.
(a)
.......... 3,052 148,022
MaxLinear, Inc.
(a)
................... 4,942 167,929
Monolithic Power Systems, Inc. ......... 154 59,142
Power Integrations, Inc. .............. 7,638 572,926
Semtech Corp.
(a)
................... 9,476 520,896
Silicon Laboratories, Inc.
(a)(b)
............ 11,843 1,660,625
SunPower Corp.
(a)
.................. 10,885 172,092
3,646,093
Software — 6.6%
(a)
ACI Worldwide, Inc. ................. 2,095 54,239
Avaya Holdings Corp. ................ 35,041 78,492
Bill.com Holdings, Inc. ............... 617 67,833
Blackline, Inc. ..................... 930 61,938
BTRS Holdings, Inc. ................. 20,113 100,163
C3.ai, Inc., Class A
(b)
................ 18,373 335,491
Ceridian HCM Holding, Inc. ............ 7,183 338,176
Coupa Software, Inc. ................ 2,702 154,284
Digital Turbine, Inc. ................. 4,240 74,073
Domo, Inc., Class B ................. 8,037 223,428
Security
Shares
Shares Value
Software (continued)
Elastic NV ....................... 10,861 $ 734,964
Fair Isaac Corp. .................... 1,234 494,711
HubSpot, Inc. ..................... 385 115,750
LivePerson, Inc. .................... 29,113 411,658
LiveRamp Holdings, Inc. .............. 5,932 153,105
Manhattan Associates, Inc. ............ 5,706 653,907
New Relic, Inc. .................... 2,883 144,294
PagerDuty, Inc. .................... 34,074 844,354
Paylocity Holding Corp. ............... 5,955 1,038,671
PROS Holdings, Inc. ................ 1,386 36,355
Q2 Holdings, Inc. ................... 5,754 221,932
Qualys, Inc. ...................... 208 26,237
Rapid7, Inc.
(b)
..................... 14,719 983,229
RingCentral, Inc., Class A ............. 15,242 796,547
Smartsheet, Inc., Class A ............. 2,980 93,661
Sumo Logic, Inc. ................... 5,837 43,719
Tenable Holdings, Inc. ............... 5,397 245,078
Teradata Corp. .................... 4,023 148,891
Varonis Systems, Inc. ................ 11,153 327,006
Zendesk, Inc. ..................... 4,840 358,499
9,360,685
Specialty Retail — 3.0%
Aaron's Co., Inc. (The) ............... 2,208 32,126
American Eagle Outfitters, Inc.
(b)
......... 3,296 36,849
Asbury Automotive Group, Inc.
(a)
......... 341 57,745
AutoNation, Inc.
(a)
................... 8,328 930,737
Chico's FAS, Inc.
(a)
.................. 3,069 15,253
Citi Trends, Inc.
(a)
................... 361 8,538
Conn's, Inc.
(a)
..................... 12,193 97,788
Designer Brands, Inc., Class A .......... 6,996 91,368
Dick's Sporting Goods, Inc. ............ 18,424 1,388,617
Foot Locker, Inc. ................... 2,327 58,757
Gap, Inc. (The)
(b)
................... 20,325 167,478
Lithia Motors, Inc. .................. 1,458 400,673
MarineMax, Inc.
(a)
................... 7,560 273,067
Shift Technologies, Inc., Class A
(a)(b)
....... 13,287 8,944
Signet Jewelers Ltd. ................. 1,253 66,985
Sonic Automotive, Inc., Class A ......... 1,183 43,333
Urban Outfitters, Inc.
(a)
............... 1,263 23,568
Williams-Sonoma, Inc.
(b)
.............. 4,674 518,580
4,220,406
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc., Class A
(a)
........... 3,373 86,720
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.
(a)
................ 3,890 159,529
Carter's, Inc. ...................... 2,507 176,693
Crocs, Inc.
(a)
...................... 5,033 244,956
Fossil Group, Inc.
(a)
................. 6,599 34,117
G-III Apparel Group Ltd.
(a)
............. 2,407 48,694
Ralph Lauren Corp. ................. 1,873 167,915
Under Armour, Inc., Class A
(a)
........... 20,222 168,449
Unifi, Inc.
(a)
....................... 1,651 23,213
1,023,566
Thrifts & Mortgage Finance — 2.1%
Essent Group Ltd. .................. 18,115 704,674
Federal Agricultural Mortgage Corp., Class C 11,199 1,093,582
Flagstar Bancorp, Inc. ............... 1,390 49,275
MGIC Investment Corp. .............. 8,553 107,768
New York Community Bancorp, Inc. ...... 65,488 597,905
NMI Holdings, Inc., Class A
(a)
........... 1,975 32,884
Radian Group, Inc. .................. 11,976 235,328
Southern Missouri Bancorp, Inc. ......... 489 22,132

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Western New England Bancorp, Inc. ...... 8,847 $ 65,999
2,909,547
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. ...... 5,064 487,005
GATX Corp. ...................... 1,499 141,146
Herc Holdings, Inc. .................. 566 51,025
MRC Global, Inc.
(a)
.................. 6,677 66,503
Rush Enterprises, Inc., Class A ......... 11,084 534,249
SiteOne Landscape Supply, Inc.
(a)
........ 4,161 494,618
Univar Solutions, Inc.
(a)
............... 6,371 158,447
Watsco, Inc. ...................... 2,330 556,450
2,489,443
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 128,524
Total Common Stocks — 99.1%
(Cost: $167,335,568) ............................. 139,680,553
Security
Shares
Shares Value
Rights
Pharmaceuticals — 0.0%
Zogenix, Inc.
(a)
..................... 1,527 $ 1,038
Total Rights — 0.0%
(Cost: $1,038) ................................. 1,038
Total Long-Term Investments — 99.1%
(Cost: $167,336,606) ............................. 139,681,591
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 1,182,415 1,182,415
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 6,575,230 6,573,915
Total Short-Term Securities — 5.5%
(Cost: $7,756,951) .............................. 7,756,330
Total Investments — 104.6%
(Cost: $175,093,557 ) ............................. 147,437,921
Liabilities in Excess of Other Assets — (4.6)% ............ (6,436,339)
Net Assets — 100.0% .............................. $ 141,001,582
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,731,585 $ — $ (549,170) $ — $ — $ 1,182,415 1,182,415 $ 1,889 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,552,962 — (1,976,269) (2,353) (425) 6,573,915 6,575,230 19,532
(b)
—
$ (2,353) $ (425) $ 7,756,330 $ 21,421 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage SMID Cap V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 09/16/22 $ 1,516 $ (26,529)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 26,529 $ — $ — $ — $ 26,529
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (349,775) $ — $ — $ — $ (349,775)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (52,842) $ — $ — $ — $ (52,842)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,664,050

BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 139,680,553 $ — $ — $ 139,680,553
Rights ................................................ — 1,038 — 1,038
Short-Term Securities
Money Market Funds ...................................... 1,182,415 — — 1,182,415
$ 140,862,968 $ 1,038 $ — $ 140,864,006
Investments valued at NAV
(a)
...................................... 6,573,915
$ —
$ 147,437,921
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (26,529) $ — $ — $ (26,529)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
14
BlackRock
Advantage SMID
Cap V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 139,681,591
Investments, at value — affiliated
(c)
......................................................................................... 7,756,330
Cash ............................................................................................................. 26,912
Cash pledged: –
Futures contracts .................................................................................................... 75,000
Foreign currency, at value
(d)
.............................................................................................. 758
Receivables: –
Investments sold .................................................................................................... 1,581,202
Securities lending income — affiliated ...................................................................................... 3,754
Capital shares sold ................................................................................................... 3,556
Dividends — affiliated ................................................................................................. 668
Dividends — unaffiliated ............................................................................................... 93,709
Prepaid expenses ..................................................................................................... 1,906
Total assets .........................................................................................................
149,225,386
LIABILITIES
Collateral on securities loaned ............................................................................................. 6,581,906
Payables: –
Investments purchased ................................................................................................ 1,316,827
Capital shares redeemed ............................................................................................... 4,469
Distribution fees ..................................................................................................... 1,444
Investment advisory fees .............................................................................................. 55,104
Transfer agent fees .................................................................................................. 93,169
Variation margin on futures contracts ....................................................................................... 10,907
Other accrued expenses ............................................................................................... 159,978
Total liabilities ........................................................................................................
8,223,804
NET ASSETS ........................................................................................................
$ 141,001,582
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 175,423,328
Accumulated loss ..................................................................................................... (34,421,746)
NET ASSETS ........................................................................................................
$ 141,001,582
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 167,336,606
(b)
  Securities loaned, at value .............................................................................................. $ 6,236,549
(c)
  Investments, at cost — affiliated .......................................................................................... $ 7,756,951
(d)
  Foreign currency, at cost ............................................................................................... $ 785
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
15
Financial Statements
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 133,579,431
Shares outstanding ..................................................................................................
7,757,932
Net asset value .....................................................................................................
$ 17.22
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 2,100,062
Shares outstanding ..................................................................................................
122,555
Net asset value .....................................................................................................
$ 17.14
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 5,322,089
Shares outstanding ..................................................................................................
641,528
Net asset value .....................................................................................................
$ 8.30
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,889
Dividends — unaffiliated ............................................................................................... 1,213,348
Securities lending income — affiliated — net ................................................................................. 19,532
Foreign taxes withheld ................................................................................................ (2,073)
Total investment income .................................................................................................
1,232,696
EXPENSES
Investment advisory .................................................................................................. 613,832
Transfer agent — class specific .......................................................................................... 163,899
Accounting services .................................................................................................. 28,061
Custodian ......................................................................................................... 19,346
Distribution — class specific ............................................................................................ 9,529
Directors and Officer ................................................................................................. 4,392
Transfer agent ...................................................................................................... 2,423
Miscellaneous ...................................................................................................... 48,257
Total expenses .......................................................................................................
889,739
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (266,186)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (163,881)
Total expenses after fees waived and/or reimbursed ..............................................................................
459,672
Net investment income ..................................................................................................
773,024
REALIZED AND UNREALIZED LOSS $ (40,307,047)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (2,353)
Investments — unaffiliated ........................................................................................... (7,782,162)
Futures contracts .................................................................................................. (349,775)
A
(8,134,290)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (425)
Investments — unaffiliated ........................................................................................... (32,119,477)
Foreign currency translations .......................................................................................... (13)
Futures contracts .................................................................................................. (52,842)
A
(32,172,757)
Net realized and unrealized loss ............................................................................................
(40,307,047)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (39,534,023)

Statements of Changes in Net Assets
17
Financial Statements
See notes to financial statements.
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 773,024 $ 1,519,598
Net realized gain (loss) .............................................................................. (8,134,290) 52,344,050
Net change in unrealized appreciation (depreciation) .......................................................... (32,172,757) (29,373,263)
Net increase (decrease) in net assets resulting from operations ..................................................... (39,534,023) 24,490,385
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (52,649,242)
  Class II ....................................................................................... — (816,292)
  Class III ....................................................................................... — (3,231,043)
Decrease in net assets resulting from distributions to shareholders ................................................... — (56,696,577)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (8,299,723) 34,317,518
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (47,833,746) 2,111,326
Beginning of period .................................................................................. 188,835,328 186,724,002
End of period ......................................................................................
$ 141,001,582 $ 188,835,328
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 21.92  $ 27.49  $ 24.65  $ 21.11  $ 25.63  $ 27.93
Net investment income
(a)
........
0.09 0.23 0.28 0.35 0.34 0.26
(b)
Net realized and unrealized gain (loss)
(4.79) 3.13 4.57 5.74 (2.00) 3.60
Net increase (decrease) from investment
operations ............... (4.70) 3.36  4.85  6.09  (1.66) 3.86
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.26) (0.30) (0.44) (0.34) (0.27)
From net realized gain ..........
—  (8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions .............. —  (8.93) (2.01) (2.55) (2.86) (6.16)
Net asset value, end of period ..... $ 17.22  $ 21.92  $ 27.49  $ 24.65  $ 21.11  $ 25.63
Total Return
(d)
(21.44)% 13.64% 19.96% 28.98% (6.39)% 14.05%
Based on net asset value ......... (21.44)%
(e)
13.64% 19.96% 28.98% (6.39)% 14.05%
Ratios to Average Net Assets
(f)
Total expenses ................
1.08%
(g)
1.09% 1.06% 1.02% 1.03% 1.05%
Total expenses after fees waived and/or
reimbursed .................
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.71%
Net investment income ..........
0.96%
(g)
0.80% 1.12% 1.45% 1.31% 0.91%
(b)
Supplemental Data
Net assets, end of period (000) ..... $ 133,579  $ 179,034  $ 177,134  $ 168,415  $ 218,976  $ 261,872
Portfolio turnover rate ........... 64% 216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.18%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class II
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 21.83  $ 27.41  $ 24.58  $ 21.06  $ 25.57  $ 27.88
Net investment income
(a)
........
0.08 0.19 0.24 0.32 0.30 0.20
(b)
Net realized and unrealized gain (loss)
(4.77) 3.11 4.56 5.71 (1.99) 3.60
Net increase (decrease) from investment
operations ............... (4.69) 3.30  4.80  6.03  (1.69) 3.80
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.21) (0.26) (0.40) (0.30) (0.22)
From net realized gain ..........
—  (8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions .............. —  (8.88) (1.97) (2.51) (2.82) (6.11)
Net asset value, end of period ..... $ 17.14  $ 21.83  $ 27.41  $ 24.58  $ 21.06  $ 25.57
Total Return
(d)
(21.48)% 13.45% 19.82% 28.77% (6.53)% 13.85%
Based on net asset value ......... (21.48)%
(e)
13.45% 19.82% 28.77% (6.53)% 13.85%
Ratios to Average Net Assets
(f)
Total expenses ................
1.23%
(g)
1.24% 1.19% 1.21% 1.22% 1.22%
Total expenses after fees waived and/or
reimbursed .................
0.70%
(g)
0.70% 0.70% 0.70% 0.70% 0.88%
Net investment income ..........
0.81%
(g)
0.64% 0.97% 1.29% 1.16% 0.72%
(b)
Supplemental Data
Net assets, end of period (000) ..... $ 2,100  $ 2,774  $ 3,036  $ 3,055  $ 2,742  $ 3,131
Portfolio turnover rate ........... 64% 216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.05 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 10.57  $ 17.50  $ 16.33  $ 14.66  $ 18.74  $ 21.89
Net investment income
(a)
........
0.03 0.10 0.14 0.20 0.20 0.14
(b)
Net realized and unrealized gain (loss)
(2.30) 1.85 3.00 3.97 (1.46) 2.82
Net increase (decrease) from investment
operations ............... (2.27) 1.95  3.14  4.17  (1.26) 2.96
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.21) (0.26) (0.39) (0.30) (0.22)
From net realized gain ..........
—  (8.67) (1.71) (2.11) (2.52) (5.89)
Total distributions .............. —  (8.88) (1.97) (2.50) (2.82) (6.11)
Net asset value, end of period ..... $ 8.30  $ 10.57  $ 17.50  $ 16.33  $ 14.66  $ 18.74
Total Return
(d)
(21.48)% 13.35% 19.65% 28.65% (6.65)% 13.83%
Based on net asset value ......... (21.48)%
(e)
13.35% 19.65% 28.65% (6.65)% 13.83%
Ratios to Average Net Assets
(f)
Total expenses ................
1.33%
(g)
1.34% 1.29% 1.31% 1.32% 1.32%
Total expenses after fees waived and/or
reimbursed .................
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.95%
Net investment income ..........
0.71%
(g)
0.56% 0.87% 1.19% 1.06% 0.65%
(b)
Supplemental Data
Net assets, end of period (000) ..... $ 5,322  $ 7,027  $ 6,553  $ 5,829  $ 5,073  $ 5,324
Portfolio turnover rate ........... 64% 216% 119% 135% 150% 179%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and
Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may di ffer from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 186,440 $ (186,440) $ — $ —
BofA Securities, Inc. ............................... 5,834 (5,834) — —
Citigroup Global Markets, Inc. ........................ 2,038,612 (2,038,612) — —
Credit Suisse Securities (USA) LLC .................... 328,621 (328,621) — —
J.P. Morgan Securities LLC .......................... 2,268,108 (2,268,108) — —
National Financial Services LLC ....................... 738,297 (738,297) — —
SG AMERICAS Securities LLC ........................ 25,099 (25,099) — —
State Street Bank & Trust Co. ........................ 492,610 (492,610) — —
Toronto Dominion Bank ............................. 152,928 (152,928) — —
$ 6,236,549 $ (6,236,549) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LL C (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution f ees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, wh ich will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pur suant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $322.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30 , 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 1,820
Class III ......................................................................................................... 7,709
$ 9,529
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 155,136 $ 2,436 $ 6, 327 $ 163,899

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $265,864 and $55,666, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed —
class specific, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, u nder certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $4,557 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.09
Class III ...............................................................................................................
0.01
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Advantage SMID Cap V.I. Fund
Class I ....................................................................................................... $ 100,853
Class II ...................................................................................................... 1,344
Class III ...................................................................................................... 6,018
$ 108,215
Class I Class II Class III
Expense Limitations ................................................................. 0.55% 0.70% 0.80%

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $106,011,255 and $113,571,351, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in
Purchases ............................................................................................................... $ 1,757,777
Sales ................................................................................................................... 2,522,209
Net Realized Loss .......................................................................................................... (184,409)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 175,686,727 $ 2,368,317 $ (30,643,652) $ (28,275,335)

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
28
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
128,481 $ 2,643,621 85,189 $ 2,527,464
Shares issued in reinvestment of distributions ........................
— — 2,451,975 52,649,242
Shares redeemed .........................................
(539,178) (10,633,771) (812,321) (23,889,109)
(410,697) $ (7,990,150) 1,724,843 $ 31,287,597
Class II
Shares sold .............................................
226 $ 4,179 639 $ 15,265
Shares issued in reinvestment of distributions ........................
— — 38,094 816,292
Shares redeemed .........................................
(4,763) (93,950) (22,430) (668,458)
(4,537) $ (89,771) 16,303 $ 163,099
Class III
Shares sold .............................................
46,990 $ 438,911 72,357 $ 1,218,552
Shares issued in reinvestment of distributions ........................
— — 308,406 3,231,043
Shares redeemed .........................................
(70,081) (658,713) (90,517) (1,582,773)
(23,091) $ (219,802) 290,246 $ 2,866,822
(438,325) $ (8,299,723) 2,031,392 $ 34,317,518

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Basic Value V.I. Fund
Investment Objective
BlackRock Basic Value V.I. Fund’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its benchmark, the Russell 1000
®
Value Index.
What factors influenced performance?
At the sector level, the largest contribution to relative performance was derived from stock selection in the industrials sector. Notably, stock selection within the aerospace
& defense industry benefited relative return. Selection decisions in the financial sector, particularly in the banking industry, proved beneficial as well. Lastly, investment decisions in the energy sector also boosted relative return.
The largest detractor from relative performance was the Fund’s stock selection in the communication services sector, most notably investment decisions in the diversified telecommunication services industry. Investment decisions within consumer discretionary weighed on relative results as well, mostly due to allocation within the automobiles industry. Other detractors during the period included allocation decisions within utilities.
Describe recent portfolio activity.
During the six-month period, a combination of portfolio trading activity and market price changes resulted in increased exposure to the communication services, health care and information technology sectors. Conversely, holdings within the industrials, utilities and consumer staples sectors were reduced.
Describe portfolio positioning at period end.
As of period end, the Fund’s largest allocations on an absolute basis were in the health care, financials and information technology sectors. Relative to the benchmark, the largest overweight positions were in the consumer discretionary, information technology and health care sectors. The Fund’s most significant underweights were in the real estate, utilities and consumer staples sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ (9.29)% (6.27)% 7.30% 9.91%
Class II
(b) (c)
................................................................ (9.40) (6.42) 7.12 9.73
Class III
(b) (c)
............................................................... (9.40) (6.53) 7.01 9.61
Russell 1000
®
Value Index
(d)
.................................................... (12.86) (6.82) 7.17 10.50
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000
®
companies with lower price-to-book ratios and lower
expected growth values.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Basic Value V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 907.10 $ 3.31 $ 1,000.00 $ 1,021.32 $ 3.51 0.70%
Class II .................................. 1,000.00 906.00 4.11 1,000.00 1,020.48 4.36 0.87
Class III .................................. 1,000.00 906.00 4.63 1,000.00 1,019.93 4.91 0.98
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 21.3%
Financials ....................................... 19.5
Information Technology .............................. 12.8
Consumer Discretionary ............................. 10.3
Industrials ....................................... 10.0
Energy ......................................... 7.3
Communication Services ............................. 6.9
Consumer Staples ................................. 5.0
Materials ....................................... 3.3
Utilities ......................................... 2.8
Short-Term Securities ............................... 10.1
Liabilities in Excess of Other Assets ..................... (9.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Basic Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.4%
Airbus SE, ADR .................... 245,240 $ 5,956,880
BAE Systems plc, ADR
(a)
.............. 174,181 7,071,748
Huntington Ingalls Industries, Inc. ........ 19,718 4,294,975
17,323,603
Auto Components — 0.7%
Lear Corp.
(a)
...................... 18,813 2,368,369
Automobiles — 2.2%
General Motors Co.
(b)
................ 221,413 7,032,077
Banks — 11.0%
Citigroup, Inc. ..................... 202,001 9,290,026
First Citizens BancShares , Inc., Class A
(a)
.. 13,156 8,601,130
M&T Bank Corp. ................... 36,852 5,873,840
Wells Fargo & Co. .................. 286,079 11,205,714
34,970,710
Biotechnology — 0.8%
Biogen, Inc.
(b)
..................... 12,210 2,490,107
Chemicals — 1.2%
Axalta Coating Systems Ltd.
(a)(b)
......... 179,020 3,958,132
Communications Equipment — 2.6%
Cisco Systems, Inc. ................. 196,139 8,363,367
Consumer Finance — 1.6%
Capital One Financial Corp. ............ 49,505 5,157,926
Containers & Packaging — 2.1%
Sealed Air Corp.
(a)
.................. 115,611 6,673,067
Diversified Financial Services — 3.1%
Apollo Global Management, Inc. ......... 111,868 5,423,361
Equitable Holdings, Inc. .............. 174,384 4,546,191
9,969,552
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc. .......... 124,699 6,328,474
Electric Utilities — 0.7%
American Electric Power Co., Inc. ........ 21,901 2,101,182
Entertainment — 0.8%
Warner Bros Discovery, Inc.
(b)
.......... 195,721 2,626,576
Food & Staples Retailing — 0.8%
Walmart, Inc. ...................... 19,890 2,418,226
Food Products — 0.8%
Mondelez International, Inc., Class A ...... 39,520 2,453,797
Health Care Equipment & Supplies — 4.8%
Dentsply Sirona, Inc. ................ 125,926 4,499,336
Medtronic plc ..................... 49,890 4,477,627
Zimmer Biomet Holdings, Inc. .......... 59,811 6,283,744
15,260,707
Health Care Providers & Services — 9.4%
Cigna Corp. ...................... 32,312 8,514,858
Elevance Health, Inc. ................ 14,097 6,802,930
Humana, Inc. ..................... 15,176 7,103,430
Laboratory Corp. of America Holdings ..... 31,504 7,383,278
29,804,496
Household Durables — 1.5%
Panasonic Holdings Corp. ............. 587,800 4,746,006
Security
Shares
Shares Value
Industrial Conglomerates — 0.8%
General Electric Co. ................. 38,109 $ 2,426,400
Insurance — 3.8%
American International Group, Inc. ....... 140,507 7,184,123
Fidelity National Financial, Inc. .......... 129,605 4,790,201
11,974,324
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A
(b)
.......... 20,670 3,333,037
IT Services — 7.5%
Cognizant Technology Solutions Corp., Class A 35,928 2,424,781
Fidelity National Information Services, Inc. .. 13,999 1,283,288
Fiserv, Inc.
(b)
...................... 71,469 6,358,597
FleetCor Technologies, Inc.
(b)
........... 29,713 6,242,999
SS&C Technologies Holdings, Inc. ....... 84,747 4,921,258
Visa, Inc., Class A .................. 13,270 2,612,730
23,843,653
Machinery — 1.8%
Komatsu Ltd. ..................... 258,300 5,751,611
Media — 2.2%
Comcast Corp., Class A
(a)
............. 177,618 6,969,730
Multiline Retail — 2.3%
Dollar General Corp. ................ 7,972 1,956,648
Dollar Tree, Inc.
(b)
................... 33,779 5,264,457
7,221,105
Multi-Utilities — 2.1%
Public Service Enterprise Group, Inc. ..... 43,634 2,761,160
Sempra Energy .................... 27,172 4,083,136
6,844,296
Oil, Gas & Consumable Fuels — 7.3%
BP plc, ADR
(a)
..................... 250,261 7,094,900
ConocoPhillips .................... 48,088 4,318,783
Enterprise Products Partners LP
(a)
....... 102,800 2,505,236
EQT Corp. ....................... 147,055 5,058,692
Hess Corp. ....................... 40,282 4,267,475
23,245,086
Personal Products — 1.8%
Unilever plc, ADR
(a)
................. 123,151 5,644,010
Pharmaceuticals — 5.5%
AstraZeneca plc ................... 24,681 3,255,962
Bayer AG (Registered) ............... 98,168 5,862,239
Sanofi, ADR
(a)
..................... 167,585 8,384,278
17,502,479
Professional Services — 2.0%
CACI International, Inc., Class A
(b)
....... 22,702 6,396,970
Specialty Retail — 1.6%
Ross Stores, Inc. ................... 71,796 5,042,233
Technology Hardware, Storage & Peripherals — 2.7%
Samsung Electronics Co. Ltd. .......... 90,240 3,980,248
Western Digital Corp.
(b)
............... 105,670 4,737,186
8,717,434
Textiles, Apparel & Luxury Goods — 2.0%
Ralph Lauren Corp.
(a)
................ 72,331 6,484,474
Tobacco — 1.6%
British American Tobacco plc, ADR
(a)
...... 121,037 5,193,698

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Basic Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B .... 62,017 $ 2,971,728
Total Common Stocks — 98.4%
(Cost: $328,155,596) ............................. 313,608,642
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 34,080 2,531,122
Total Investment Companies — 0.8%
(Cost: $2,633,770) .............................. 2,531,122
Total Long-Term Investments — 99.2%
(Cost: $330,789,366) ............................. 316,139,764
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 2,514,142 $ 2,514,142
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 29,618,222 29,612,299
Total Short-Term Securities — 10.1%
(Cost: $32,127,737) .............................. 32,126,441
Total Investments — 109.3%
(Cost: $362,917,103 ) ............................. 348,266,205
Liabilities in Excess of Other Assets — (9.3)% ............ (29,776,346)
Net Assets — 100.0% .............................. $ 318,489,859
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,032,614 $ 481,528 $ — $ — $ — $ 2,514,142 2,514,142 $ 4,473 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,307,788 6,318,453 — (12,646) (1,296) 29,612,299 29,618,222 29,232
(b)
—
$ (12,646) $ (1,296) $ 32,126,441 $ 33,705 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Basic Value V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 17,323,603 $ — $ — $ 17,323,603
Auto Components ...................................... 2,368,369 — — 2,368,369
Automobiles .......................................... 7,032,077 — — 7,032,077
Banks ............................................... 34,970,710 — — 34,970,710
Biotechnology ......................................... 2,490,107 — — 2,490,107
Chemicals ............................................ 3,958,132 — — 3,958,132
Communications Equipment ................................ 8,363,367 — — 8,363,367
Consumer Finance ...................................... 5,157,926 — — 5,157,926
Containers & Packaging .................................. 6,673,067 — — 6,673,067
Diversified Financial Services ............................... 9,969,552 — — 9,969,552
Diversified Telecommunication Services ........................ 6,328,474 — — 6,328,474
Electric Utilities ........................................ 2,101,182 — — 2,101,182
Entertainment ......................................... 2,626,576 — — 2,626,576
Food & Staples Retailing .................................. 2,418,226 — — 2,418,226
Food Products ......................................... 2,453,797 — — 2,453,797
Health Care Equipment & Supplies ........................... 15,260,707 — — 15,260,707
Health Care Providers & Services ............................ 29,804,496 — — 29,804,496
Household Durables ..................................... — 4,746,006 — 4,746,006
Industrial Conglomerates .................................. 2,426,400 — — 2,426,400
Insurance ............................................ 11,974,324 — — 11,974,324
Interactive Media & Services ............................... 3,333,037 — — 3,333,037
IT Services ........................................... 23,843,653 — — 23,843,653
Machinery ............................................ — 5,751,611 — 5,751,611
Media ............................................... 6,969,730 — — 6,969,730
Multiline Retail ......................................... 7,221,105 — — 7,221,105
Multi-Utilities .......................................... 6,844,296 — — 6,844,296
Oil, Gas & Consumable Fuels ............................... 23,245,086 — — 23,245,086
Personal Products ...................................... 5,644,010 — — 5,644,010
Pharmaceuticals ....................................... 11,640,240 5,862,239 — 17,502,479
Professional Services .................................... 6,396,970 — — 6,396,970
Specialty Retail ........................................ 5,042,233 — — 5,042,233
Technology Hardware, Storage & Peripherals .................... 4,737,186 3,980,248 — 8,717,434
Textiles, Apparel & Luxury Goods ............................ 6,484,474 — — 6,484,474
Tobacco ............................................. 5,193,698 — — 5,193,698
Wireless Telecommunication Services ......................... 2,971,728 — — 2,971,728
Investment Companies .................................... 2,531,122 — — 2,531,122
Short-Term Securities
Money Market Funds ...................................... 2,514,142 — — 2,514,142
$ 298,313,802 $ 20,340,104 $ — $ 318,653,906
Investments valued at NAV
(a)
...................................... 29,612,299
$ —
$ 348,266,205
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Basic
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 316,139,764
Investments, at value — affiliated
(c)
......................................................................................... 32,126,441
Cash ............................................................................................................. 122,320
Foreign currency, at value
(d)
.............................................................................................. 1,280
Receivables: –
Securities lending income — affiliated ...................................................................................... 4,252
Capital shares sold ................................................................................................... 96,696
Dividends — affiliated ................................................................................................. 1,506
Dividends — unaffiliated ............................................................................................... 351,729
Prepaid expenses ..................................................................................................... 3,071
Total assets .........................................................................................................
348,847,059
LIABILITIES
Collateral on securities loaned ............................................................................................. 29,654,280
Payables: –
Accounting services fees ............................................................................................... 48,337
Capital shares redeemed ............................................................................................... 166,749
Distribution fees ..................................................................................................... 14,978
Investment advisory fees .............................................................................................. 164,298
Printing and postage fees .............................................................................................. 51,761
Professional fees .................................................................................................... 39,480
Transfer agent fees .................................................................................................. 203,671
Other accrued expenses ............................................................................................... 13,646
Total liabilities ........................................................................................................
30,357,200
NET ASSETS ........................................................................................................
$ 318,489,859
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 303,933,125
Accumulated earnings .................................................................................................. 14,556,734
NET ASSETS ........................................................................................................
$ 318,489,859
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 330,789,366
(b)
  Securities loaned, at value .............................................................................................. $ 28,472,304
(c)
  Investments, at cost — affiliated .......................................................................................... $ 32,127,737
(d)
  Foreign currency, at cost ............................................................................................... $ 2,207
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
9
Financial Statements
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 246,012,043
Shares outstanding ..................................................................................................
19,389,676
Net asset value .....................................................................................................
$ 12.69
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 3,331,769
Shares outstanding ..................................................................................................
264,033
Net asset value .....................................................................................................
$ 12.62
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 69,146,047
Shares outstanding ..................................................................................................
5,519,215
Net asset value .....................................................................................................
$ 12.53
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,473
Dividends — unaffiliated ............................................................................................... 3,751,197
Securities lending income — affiliated — net ................................................................................. 29,232
Foreign taxes withheld ................................................................................................ (124,679)
Total investment income .................................................................................................
3,660,223
EXPENSES
Investment advisory .................................................................................................. 1,062,155
Transfer agent — class specific .......................................................................................... 350,070
Distribution — class specific ............................................................................................ 95,751
Accounting services .................................................................................................. 32,313
Custodian ......................................................................................................... 8,494
Directors and Officer ................................................................................................. 4,651
Transfer agent ...................................................................................................... 2,423
Miscellaneous ...................................................................................................... 31,687
Total expenses .......................................................................................................
1,587,544
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (619)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (232,327)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,354,598
Net investment income ..................................................................................................
2,305,625
REALIZED AND UNREALIZED GAIN (LOSS) $ (35,038,065)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (12,646)
Investments — unaffiliated ........................................................................................... 25,950,530
Foreign currency transactions ......................................................................................... (11,222)
A
25,926,662
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (1,296)
Investments — unaffiliated ........................................................................................... (60,960,826)
Foreign currency translations .......................................................................................... (2,605)
A
(60,964,727)
Net realized and unrealized loss ............................................................................................
(35,038,065)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (32,732,440)

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,305,625 $ 4,480,330
Net realized gain .................................................................................. 25,926,662 49,054,687
Net change in unrealized appreciation (depreciation) .......................................................... (60,964,727) 12,538,847
Net increase (decrease) in net assets resulting from operations ..................................................... (32,732,440) 66,073,864
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (44,309,212)
  Class II ....................................................................................... — (594,410)
  Class III ....................................................................................... — (10,755,633)
Decrease in net assets resulting from distributions to shareholders ................................................... — (55,659,255)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (13,892,297) 47,307,035
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (46,624,737) 57,721,644
Beginning of period .................................................................................. 365,114,596 307,392,952
End of period ......................................................................................
$ 318,489,859 $ 365,114,596
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Basic Value V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 13.99  $ 13.58  $ 13.75  $ 12.39  $ 15.60  $ 15.21
Net investment income
(a)
.........
0.09 0.20 0.26 0.31 0.28 0.22
Net realized and unrealized gain (loss)
(1.39) 2.68 0.18 2.63 (1.51) 1.03
Net increase (decrease) from investment
operations ................ (1.30) 2.88  0.44  2.94  (1.23) 1.25
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.20) (0.30) (0.35) (0.29) (0.25)
From net realized gain ...........
—  (2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ............... —  (2.47) (0.61) (1.58) (1.98) (0.86)
Net asset value, end of period ...... $ 12.69  $ 13.99  $ 13.58  $ 13.75  $ 12.39  $ 15.60
Total Return
(c)
(9.29)% 21.67% 3.43% 23.91% (7.85)% 8.24%
Based on net asset value .......... (9.29)%
(d)
21.67% 3.43% 23.91% (7.85)% 8.24%
Ratios to Average Net Assets
(e)
Total expenses .................
0.84%
(f)
0.85% 0.87% 0.84% 0.85% 0.85%
Total expenses after fees waived and/or
reimbursed ..................
0.70%
(f)
0.72% 0.73% 0.73% 0.72% 0.73%
Net investment income ...........
1.36%
(f)
1.32% 2.14% 2.20% 1.80% 1.47%
Supplemental Data
Net assets, end of period (000) ...... $ 246,012  $ 287,095  $ 270,007  $ 288,543  $ 326,873  $ 397,180
Portfolio turnover rate ............ 29% 67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Basic Value V.I. Fund
Class II
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 13.93  $ 13.52  $ 13.70  $ 12.35  $ 15.56  $ 15.16
Net investment income
(a)
.........
0.08 0.18 0.24 0.27 0.26 0.20
Net realized and unrealized gain (loss)
(1.39) 2.67 0.17 2.64 (1.52) 1.03
Net increase (decrease) from investment
operations ................ (1.31) 2.85  0.41  2.91  (1.26) 1.23
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.17) (0.28) (0.33) (0.26) (0.22)
From net realized gain ...........
—  (2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ............... —  (2.44) (0.59) (1.56) (1.95) (0.83)
Net asset value, end of period ...... $ 12.62  $ 13.93  $ 13.52  $ 13.70  $ 12.35  $ 15.56
Total Return
(c)
(9.40)% 21.56% 3.21% 23.71% (8.06)% 8.15%
Based on net asset value .......... (9.40)%
(d)
21.56% 3.21% 23.71% (8.06)% 8.15%
Ratios to Average Net Assets
(e)
Total expenses .................
1.00%
(f)
1.01% 1.02% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or
reimbursed ..................
0.87%
(f)
0.89% 0.90% 0.90% 0.89% 0.90%
Net investment income ...........
1.19%
(f)
1.15% 1.97% 1.97% 1.63% 1.29%
Supplemental Data
Net assets, end of period (000) ...... $ 3,332  $ 3,863  $ 3,802  $ 4,218  $ 3,829  $ 4,928
Portfolio turnover rate ............ 29% 67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Basic Value V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 13.83  $ 13.46  $ 13.62  $ 12.29  $ 15.48  $ 15.08
Net investment income
(a)
.........
0.07 0.16 0.23 0.26 0.24 0.18
Net realized and unrealized gain (loss)
(1.37) 2.65 0.16 2.61 (1.50) 1.02
Net increase (decrease) from investment
operations ................ (1.30) 2.81  0.39  2.87  (1.26) 1.20
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.17) (0.24) (0.31) (0.24) (0.19)
From net realized gain ...........
—  (2.27) (0.31) (1.23) (1.69) (0.61)
Total distributions ............... —  (2.44) (0.55) (1.54) (1.93) (0.80)
Net asset value, end of period ...... $ 12.53  $ 13.83  $ 13.46  $ 13.62  $ 12.29  $ 15.48
Total Return
(c)
(9.40)% 21.34% 3.13% 23.53% (8.11)% 8.01%
Based on net asset value .......... (9.40)%
(d)
21.34% 3.13% 23.53% (8.11)% 8.01%
Ratios to Average Net Assets
(e)
Total expenses .................
1.11%
(f)
1.11% 1.12% 1.13% 1.15% 1.16%
Total expenses after fees waived and/or
reimbursed ..................
0.98%
(f)
0.99% 1.01% 1.01% 1.00% 1.01%
Net investment income ...........
1.10%
(f)
1.04% 1.94% 1.86% 1.52% 1.16%
Supplemental Data
Net assets, end of period (000) ...... $ 69,146  $ 74,157  $ 33,584  $ 63,378  $ 57,661  $ 78,896
Portfolio turnover rate ............ 29% 67% 89% 45% 32% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value
V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,089,848 $ (2,089,848) $ — $ —
Citigroup Global Markets, Inc. ........................ 911,992 (911,992) — —
Credit Suisse Securities (USA) LLC .................... 2,318,856 (2,318,856) — —
J.P. Morgan Securities LLC .......................... 16,515,802 (16,515,802) — —
Morgan Stanley .................................. 6,554,109 (6,554,109) — —
SG AMERICAS Securities LLC ........................ 81,697 (81,697) — —
$ 28,472,304 $ (28,472,304) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $619.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company , Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 2,815
Class III ......................................................................................................... 92,936
$ 95,751
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 266,375 $ 3,802 $ 79,893 $ 350,070
Class I ................................................................................................................
0.06%
Class II ...............................................................................................................
0.08
Class III ...............................................................................................................
0.09
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Basic Value V.I. Fund
Class I ....................................................................................................... $ 183,590
Class II ...................................................................................................... 2,301
Class III ...................................................................................................... 46,436
$ 232,327
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $6,635 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to  borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $103,348,515 and $115,444,560, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 366,559,601 $ 18,750,159 $ (37,043,555) $ (18,293,396)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
365,301 $ 5,171,345 448,450 $ 6,908,585
Shares issued in reinvestment of distributions ........................
— — 3,185,710 44,309,212
Shares redeemed .........................................
(1,495,442) (20,895,478) (3,001,612) (46,403,958)
(1,130,141) $ (15,724,133) 632,548 $ 4,813,839
Class II
Shares sold .............................................
— $ — 369 $ 5,716
Shares issued in reinvestment of distributions ........................
— — 42,916 594,410
Shares redeemed .........................................
(13,340) (183,787) (47,060) (716,180)
(13,340) $ (183,787) (3,775) $ (116,054)
Class III
Shares sold .............................................
779,901 $ 10,640,691 2,641,467 $ 40,469,693
Shares issued in reinvestment of distributions ........................
— — 787,334 10,755,633
Shares redeemed .........................................
(621,073) (8,625,068) (563,482) (8,616,076)
158,828 $ 2,015,623 2,865,319 $ 42,609,250
(984,653) $ (13,892,297) 3,494,092 $ 47,307,035

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
22
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor’s Depositary Receipts

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Capital Appreciation V.I. Fund
Investment Objective
BlackRock Capital Appreciation V.I. Fund’s (the “Fund”) investment objective is to seek long-term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the Russell 1000
®
Growth Index, and the broad-market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Growth Index.
What factors influenced performance?
The largest detractor from relative performance was stock selection in the information technology (“IT”) sector. Notably, stock selection among semiconductors & semiconductor equipment companies proved costly, as did an underweight allocation to the technology, hardware, storage & peripherals industry. In communication services, a combination of stock selection within and an overweight allocation to the interactive media & services and entertainment industries weighed on relative return. Other meaningful detractors during the period included a combination of stock selection within and an underweight allocation to consumer staples and selection decisions in the health care sector.
The largest contributor to relative performance was an overweight allocation to the energy sector. Notably, an overweight to the oil & gas exploration & production sub-industry proved beneficial. In materials, stock selection in the chemicals industry boosted relative results. At the industry level, other contributors during the period included stock selection in the health care providers & services industry and an underweight allocation to specialty retail companies.
Describe recent portfolio activity.
Portfolio trading activity and market price changes resulted in increased exposure to the health care and energy sectors and reduced allocations to communication services and industrials.
Describe portfolio positioning at period end.
At period end, the Fund’s largest allocations were in the IT, consumer discretionary and health care sectors. Relative to the benchmark Russell 1000
®
Growth Index, the
Fund’s largest overweight positions were in the health care, consumer discretionary and materials sectors. Conversely, the Fund’s largest underweight allocations were in the consumer staples, industrials and IT sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (33.46)% (29.05)% 11.88% 13.06%
Class III
(b)(c)
............................................................... (33.57) (29.27) 11.59 12.76
Russell 1000
®
Growth Index
(d)
.................................................. (28.07) (18.77) 14.29 14.80
S&P 500
®
Index
(e)
........................................................... (19.96) (10.62) 11.31 12.96
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the Fund management believes have exhibited above-average growth rates in earnings over the long-term.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000
®
companies with higher price-to-book ratios and higher
forecasted growth values.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Capital Appreciation V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 665.40 $ 3.30 $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
Class III .................................. 1,000.00 664.30 4.37 1,000.00 1,019.54 5.31 1.06
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 38.9%
Consumer Discretionary ............................. 17.5
Health Care ..................................... 16.3
Communication Services ............................. 9.8
Financials ....................................... 4.5
Materials ....................................... 3.3
Energy ......................................... 2.3
Industrials ....................................... 2.1
Real Estate ...................................... 1.3
Consumer Staples ................................. 0.6
(b)
Short-Term Securities ............................... 3.4
Other Assets Less Liabilities .......................... —
(b)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc.
(a)
.............. 6,704 $ 3,597,836
Automobiles — 2.1%
Tesla, Inc.
(a)
....................... 5,295 3,565,759
Capital Markets — 4.5%
Blackstone, Inc. .................... 18,324 1,671,698
S&P Global, Inc. ................... 17,827 6,008,769
7,680,467
Chemicals — 2.8%
Linde plc ........................ 9,538 2,742,461
Sherwin-Williams Co. (The) ............ 9,025 2,020,788
4,763,249
Containers & Packaging — 0.5%
Ball Corp. ........................ 11,927 820,220
Electronic Equipment, Instruments & Components — 0.8%
Zebra Technologies Corp., Class A
(a)
...... 4,866 1,430,361
Equity Real Estate Investment Trusts (REITs) — 1.3%
Prologis, Inc. ...................... 18,242 2,146,171
Health Care Equipment & Supplies — 1.6%
(a)
Edwards Lifesciences Corp. ........... 18,501 1,759,260
Intuitive Surgical, Inc. ................ 4,985 1,000,539
2,759,799
Health Care Providers & Services — 3.3%
Humana, Inc. ..................... 3,468 1,623,267
UnitedHealth Group, Inc. .............. 7,913 4,064,354
5,687,621
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 1,508 1,971,348
Domino's Pizza, Inc. ................. 3,276 1,276,690
Evolution AB
(c)(d)
.................... 25,466 2,329,657
5,577,695
Interactive Media & Services — 8.8%
(a)
Alphabet, Inc., Class A ............... 4,715 10,275,211
Match Group, Inc. .................. 55,786 3,887,726
Meta Platforms, Inc., Class A ........... 5,513 888,971
15,051,908
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.
(a)
................. 117,400 12,469,054
IT Services — 7.3%
Mastercard , Inc., Class A .............. 12,496 3,942,238
MongoDB, Inc.
(a)
................... 3,382 877,629
Visa, Inc., Class A .................. 38,890 7,657,052
12,476,919
Life Sciences Tools & Services — 6.3%
Danaher Corp. .................... 16,777 4,253,305
Lonza Group AG (Registered) .......... 3,996 2,134,413
Thermo Fisher Scientific, Inc. ........... 8,210 4,460,329
10,848,047
Oil, Gas & Consumable Fuels — 2.3%
EQT Corp. ....................... 69,365 2,386,156
Hess Corp. ....................... 13,916 1,474,261
3,860,417
Personal Products — 0.6%
Olaplex Holdings, Inc.
(a)
.............. 76,292 1,074,954
Security
Shares
Shares Value
Pharmaceuticals — 5.1%
AstraZeneca plc, ADR ............... 51,134 $ 3,378,423
Eli Lilly & Co. ..................... 6,520 2,113,980
Zoetis, Inc. ....................... 19,228 3,305,101
8,797,504
Semiconductors & Semiconductor Equipment — 6.8%
ASML Holding NV (Registered), NYRS .... 9,443 4,493,735
Marvell Technology, Inc. .............. 79,061 3,441,525
NVIDIA Corp. ..................... 24,309 3,685,001
11,620,261
Software — 21.5%
Adobe, Inc.
(a)
...................... 4,566 1,671,430
Bill.com Holdings, Inc.
(a)(b)
............. 8,737 960,546
Cadence Design Systems, Inc.
(a)
........ 11,397 1,709,892
Intuit, Inc. ........................ 19,451 7,497,193
Microsoft Corp. .................... 76,752 19,712,216
ServiceNow , Inc.
(a)
.................. 11,155 5,304,426
36,855,703
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. ....................... 30,737 4,202,363
Textiles, Apparel & Luxury Goods — 4.8%
LVMH Moet Hennessy Louis Vuitton SE .... 7,537 4,619,262
NIKE, Inc., Class B ................. 34,467 3,522,527
8,141,789
Total Common Stocks — 95.6%
(Cost: $141,063,133) ............................. 163,428,097
Preferred Securities
Preferred Stocks
Interactive Media & Services — 1.0%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(e)(f)
............... 10,039 1,661,615
Total Preferred Stocks — 1.0%
(Cost: $1,100,015) .............................. 1,661,615
Total Long-Term Investments — 96.6%
(Cost: $142,163,148) ............................. 165,089,712
Short-Term Securities
Money Market Funds
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 3,304,696 3,304,696
SL Liquidity Series, LLC, Money Market Series,
1.73%
( i )
....................... 2,513,870 2,513,367
Total Short-Term Securities — 3.4%
(Cost: $5,818,086) .............................. 5,818,063
Total Investments — 100.0%
(Cost: $147,981,234 ) ............................. 170,907,775
Other Assets Less Liabilities — 0.0% ................... 80,567
Net Assets — 100.0% .............................. $ 170,988,342

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,661,615, representing 0.97% of its net assets as of period end, and an original cost of $1,100,015.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 81,873 $ 3,222,823 $ — $ — $ — $ 3,304,696 3,304,696 $ 7,670 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 9,875,432 — (7,360,415) (2,006) 356 2,513,367 2,513,870 4,749
(b)
—
$ (2,006) $ 356 $ 5,818,063 $ 12,419 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,597,836 $ — $ — $ 3,597,836
Automobiles .......................................... 3,565,759 — — 3,565,759
Capital Markets ........................................ 7,680,467 — — 7,680,467
Chemicals ............................................ 4,763,249 — — 4,763,249
Containers & Packaging .................................. 820,220 — — 820,220
Electronic Equipment, Instruments & Components ................. 1,430,361 — — 1,430,361
Equity Real Estate Investment Trusts (REITs) .................... 2,146,171 — — 2,146,171
Health Care Equipment & Supplies ........................... 2,759,799 — — 2,759,799
Health Care Providers & Services ............................ 5,687,621 — — 5,687,621
Hotels, Restaurants & Leisure .............................. 3,248,038 2,329,657 — 5,577,695
Interactive Media & Services ............................... 15,051,908 — — 15,051,908
Internet & Direct Marketing Retail ............................ 12,469,054 — — 12,469,054
IT Services ........................................... 12,476,919 — — 12,476,919
Life Sciences Tools & Services .............................. 8,713,634 2,134,413 — 10,848,047
Oil, Gas & Consumable Fuels ............................... 3,860,417 — — 3,860,417

BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Personal Products ...................................... $ 1,074,954 $ — $ — $ 1,074,954
Pharmaceuticals ....................................... 8,797,504 — — 8,797,504
Semiconductors & Semiconductor Equipment .................... 11,620,261 — — 11,620,261
Software ............................................. 36,855,703 — — 36,855,703
Technology Hardware, Storage & Peripherals .................... 4,202,363 — — 4,202,363
Textiles, Apparel & Luxury Goods ............................ 3,522,527 4,619,262 — 8,141,789
Preferred Stocks ......................................... — — 1,661,615 1,661,615
Short-Term Securities
Money Market Funds ...................................... 3,304,696 — — 3,304,696
$ 157,649,461 $ 9,083,332 $ 1,661,615 $ 168,394,408
Investments valued at NAV
(a)
...................................... 2,513,367
$ —
$ 170,907,775
$ —
(a) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation V.I. Fund
8
Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,661,615 Market Revenue Multiple 3.35x-4.10x 3.73x
$ 1,661,615
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
9
Financial Statements
BlackRock Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 165,089,712
Investments, at value — affiliated
(c)
......................................................................................... 5,818,063
Receivables: –
Securities lending income — affiliated ...................................................................................... 432
Capital shares sold ................................................................................................... 2,947,375
Dividends — affiliated ................................................................................................. 2,465
Dividends — unaffiliated ............................................................................................... 23,298
Prepaid expenses ..................................................................................................... 2,134
Total assets .........................................................................................................
173,883,479
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,514,662
Payables: –
Accounting services fees ............................................................................................... 42,675
Capital shares redeemed ............................................................................................... 6,526
Distribution fees ..................................................................................................... 17,138
Investment advisory fees .............................................................................................. 93,064
Printing and postage fees .............................................................................................. 48,378
Professional fees .................................................................................................... 36,359
Transfer agent fees .................................................................................................. 122,510
Other accrued expenses ............................................................................................... 13,825
Total liabilities ........................................................................................................
2,895,137
NET ASSETS ........................................................................................................
$ 170,988,342
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 144,545,402
Accumulated earnings .................................................................................................. 26,442,940
NET ASSETS ........................................................................................................
$ 170,988,342
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 142,163,148
(b)
  Securities loaned, at value .............................................................................................. $ 2,458,495
(c)
  Investments, at cost — affiliated .......................................................................................... $ 5,818,086
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 109,972,145
Shares outstanding ..................................................................................................
16,224,133
Net asset value .....................................................................................................
$ 6.78
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 61,016,197
Shares outstanding ..................................................................................................
9,373,208
Net asset value .....................................................................................................
$ 6.51
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 7,670
Dividends — unaffiliated ............................................................................................... 681,600
Securities lending income — affiliated — net ................................................................................. 4,749
Foreign taxes withheld ................................................................................................ (18,701)
Total investment income .................................................................................................
675,318
EXPENSES
Investment advisory .................................................................................................. 652,057
Transfer agent — class specific .......................................................................................... 202,652
Distribution — class specific ............................................................................................ 86,184
Accounting services .................................................................................................. 28,713
Custodian ......................................................................................................... 8,343
Directors and Officer ................................................................................................. 4,476
Transfer agent ...................................................................................................... 2,686
Miscellaneous ...................................................................................................... 34,768
Total expenses .......................................................................................................
1,019,879
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (1,031)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (128,983)
Total expenses after fees waived and/or reimbursed ..............................................................................
889,865
Net investment loss ....................................................................................................
(214,547)
REALIZED AND UNREALIZED GAIN (LOSS) $ (84,509,460)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (2,006)
Investments — unaffiliated ........................................................................................... (1,334,459)
Foreign currency transactions ......................................................................................... (580)
A
(1,337,045)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 356
Investments — unaffiliated ........................................................................................... (83,172,731)
Foreign currency translations .......................................................................................... (40)
A
(83,172,415)
Net realized and unrealized loss ............................................................................................
(84,509,460)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (84,724,007)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (214,547) $ (1,054,839)
Net realized gain (loss) .............................................................................. (1,337,045) 47,651,473
Net change in unrealized appreciation (depreciation) .......................................................... (83,172,415) 266,645
Net increase (decrease) in net assets resulting from operations ..................................................... (84,724,007) 46,863,279
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (32,035,049)
  Class III ....................................................................................... — (15,968,252)
Decrease in net assets resulting from distributions to shareholders ................................................... — (48,003,301)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 2,145,766 18,746,052
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (82,578,241) 17,606,030
Beginning of period .................................................................................. 253,566,583 235,960,553
End of period ......................................................................................
$ 170,988,342 $ 253,566,583
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period ...............
$ 10.19  $ 10.35  $ 7.99  $ 7.25  $ 10.26  $ 8.63
Net investment income ( loss )
(a)
..
(0.01) (0.04) (0.03) (0.02) 0.00
(b)(c)
(0.00)
(d)(e)
Net realized and unrealized gain
(loss) .................
(3.40) 2.16 3.36 2.31 0.23 2.86
Net increase (decrease) from
investment operations ..... (3.41) 2.12  3.33  2.29  0.23  2.86
Distributions from net realized gain
(f)
............... —  (2.28) (0.97) (1.55) (3.24) (1.23)
Net asset value, end of period ... $ 6.78  $ 10.19  $ 10.35  $ 7.99  $ 7.25  $ 10.26
Total Return
(g)
(33.46)% 21.16% — — — —
Based on net asset value ....... (33.46)%
(h)
21.16% 41.91% 31.99% 2.39% 33.22%
Ratios to Average Net Assets
(i)
Total expenses ..............
0.93%
(j)
0.92% 0.95% 0.93% 0.94% 0.92%
Total expenses after fees waived and/
or reimbursed .............
0.80%
(j)
0.79% 0.82% 0.80% 0.80% 0.79%
Net investment income (loss) ....
(0.13)%
(j)
(0.35)% (0.33)% (0.20)% 0.01%
(c)
(0.00)%
(e)(k)
Supplemental Data
Net assets, end of period (000) ... $ 109,972  $ 170,539  $ 162,334  $ 135,871  $ 119,220  $ 142,246
Portfolio turnover rate ......... 38% 42% 37% 43% 45% 48%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.21%, respectively, resulting from a non-recurring dividend.
(d)
Amount is greater than $(0.005) per share.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(f)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(h)
Aggregate total return.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 9.80  $ 10.05  $ 7.80  $ 7.13  $ 10.17  $ 8.56
Net investment loss
(a)
.........
(0.01) (0.07) (0.05) (0.04) (0.03)
(b)
(0.03)
(c)
Net realized and unrealized gain
(loss) ..................
(3.28) 2.10 3.27 2.26 0.23 2.84
Net increase (decrease) from
investment operations ...... (3.29) 2.03  3.22  2.22  0.20  2.81
Distributions from net realized gain
(d)
................ —  (2.28) (0.97) (1.55) (3.24) (1.20)
Net asset value, end of period .... $ 6.51  $ 9.80  $ 10.05  $ 7.80  $ 7.13  $ 10.17
Total Return
(e)
(33.57)% 20.89% — — — —
Based on net asset value ........ (33.57)%
(f)
20.89% 41.52% 31.55% 2.13% 32.94%
Ratios to Average Net Assets
(g)
Total expenses ...............
1.18%
(h)
1.17% 1.19% 1.17% 1.19% 1.17%
Total expenses after fees waived and/
or reimbursed ..............
1.06%
(h)
1.05% 1.08% 1.05% 1.06% 1.05%
Net investment loss ............
(0.38)%
(h)
(0.61)% (0.59)% (0.47)% (0.28)%
(b)
(0.27)%
(c)
Supplemental Data
Net assets, end of period (000) .... $ 61,016  $ 83,028  $ 73,627  $ 64,102  $ 145,559  $ 259,969
Portfolio turnover rate .......... 38% 42% 37% 43% 45% 48%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.02 per share and 0.19%, respectively, resulting from a non-recurring dividend.
(c)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.09%, respectively, resulting from a non-recurring dividend from
TransDigm Group, Inc. in August 2017.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
16
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 1,743,885 $ (1,743,885) $ — $ —
J.P. Morgan Securities LLC .......................... 714,610 (714,610) — —
$ 2,458,495 $ (2,458,495) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distr ibution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $86,184.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 .
The contractual agreement may be terminated upon 90 days’ notice by a majority of directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. In addition, t he amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $1,031.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 131,926 $ 70,726 $ 202,652
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $1,075 for securities lending agent services.
Interfund Lending: In accordance with an exemptive ord er (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow u nder the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $77,110,496 and $81,623,196, respectively.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Capital Appreciation V.I. Fund
Class I ....................................................................................................... $ 85,836
Class III ...................................................................................................... 43,147
$ 128,983
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 148,032,848 $ 35,605,628 $ (12,730,701) $ 22,874,927

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of period end, the Fund's investments had the following industry classifications:
Industry
Percent of
Net Assets
Software ........................................................................................................... 21.5%
Interactive Media & Services .............................................................................................. 9.8
IT Services .......................................................................................................... 7.3
Internet & Direct Marketing Retail ........................................................................................... 7.3
Semiconductors & Semiconductor Equipment ................................................................................... 6.8
Life Sciences Tools & Services ............................................................................................. 6.3
Pharmaceuticals ...................................................................................................... 5.1
Other
(a)
............................................................................................................. 35.9
(a)
All other industries held were less than 5% of net assets.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
848,389 $ 6,650,430 551,866 $ 6,384,560
Shares issued in reinvestment of distributions ........................
— — 3,173,746 32,035,049
Shares redeemed .........................................
(1,360,589) (11,298,861) (2,679,944) (30,219,254)
(512,200) $ (4,648,431) 1,045,668 $ 8,200,355
Class III
Shares sold .............................................
1,247,882 $ 9,592,296 772,605 $ 8,536,883
Shares issued in reinvestment of distributions ........................
— — 1,644,466 15,968,252
Shares redeemed .........................................
(348,195) (2,798,099) (1,270,426) (13,959,438)
899,687 $ 6,794,197 1,146,645 $ 10,545,697
387,487 $ 2,145,766 2,192,313 $ 18,746,052

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
23
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Equity Dividend V.I. Fund
Investment Objective
BlackRock Equity Dividend V.I. Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed both its benchmark, the Russell 1000
®
Value Index, and the broad-market S&P 500
®
Index. The
following discussion of relative performance pertains to the Russell 1000
®
Value Index.
What factors influenced performance?
At the sector level, the largest contribution to relative performance was derived from stock selection in the industrials sector. Notably, stock selection within the aerospace &
defense industry benefited relative return. Selection decisions in the information technology sector proved beneficial as well, mainly due to investment decisions within the semiconductors & semiconductor equipment industry. Lastly, selection decisions in the communication services sector also boosted relative return.
The largest detractor from relative performance was the Fund’s investment decisions in the consumer discretionary sector, most notably selections in the automobiles industry. Allocation decisions within consumer staples weighed on relative results, mainly within the food products industry. Other modest detractors during the period included allocation decisions within utilities.
The Fund’s cash balance was 5.1% at the end of the period, and cash was a contributor to relative performance amid turbulent U.S. equity markets. The portfolio’s higher cash allocation was used to lower and control the portfolio’s market risk relative to the Russell 1000
®
Value Index.
Describe recent portfolio activity.
During the six-month period, a combination of portfolio trading activity and market price changes resulted in increased exposure to the information technology, consumer discretionary and health care sectors. Conversely, holdings within the financials, utilities and industrials sectors were reduced.
Describe portfolio positioning at period end.
The Fund’s largest portfolio exposures on an absolute basis were in the financials, health care and information technology sectors. Relative to the benchmark index, the Fund’s largest overweight positions were in the health care, information technology and consumer discretionary sectors. Conversely, the Fund’s largest underweight allocations were in the real estate, industrials and utilities sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (8.54)% (5.36)% 8.32% 10.13%
Class III
(b)(c)
............................................................... (8.70) (5.63) 8.05 9.84
Russell 1000
®
Value Index
(d )
.................................................... (12.86) (6.82) 7.17 10.50
S&P 500
®
Index
(e )
........................................................... (19.96) (10.62) 11.31 12.96
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.
(d)
An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Equity Dividend V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 914.60 $ 3.09 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Class III .................................. 1,000.00 913.00 4.27 1,000.00 1,020.33 4.51 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 22.3%
Financials ....................................... 20.0
Information Technology .............................. 12.5
Energy ......................................... 8.2
Industrials ....................................... 7.8
Consumer Discretionary ............................. 7.4
Communication Services ............................. 6.2
Consumer Staples ................................. 5.4
Utilities ......................................... 3.1
Materials ....................................... 2.1
Short-Term Securities ............................... 9.6
Liabilities in Excess of Other Assets ..................... (4.6)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
Airbus SE ........................ 24,308 $ 2,377,563
BAE Systems plc ................... 497,473 5,036,414
Huntington Ingalls Industries, Inc. ........ 12,776 2,782,868
10,196,845
Auto Components — 0.6%
Lear Corp. ....................... 15,785 1,987,174
Automobiles — 2.0%
General Motors Co.
(a)
................ 207,354 6,585,563
Banks — 10.4%
Bank of America Corp. ............... 163,771 5,098,191
Citigroup, Inc. ..................... 186,409 8,572,950
First Citizens BancShares, Inc., Class A .... 8,662 5,663,042
JPMorgan Chase & Co. .............. 45,788 5,156,187
Wells Fargo & Co. .................. 247,513 9,695,084
34,185,454
Beverages — 1.4%
Constellation Brands, Inc., Class A ....... 19,583 4,564,014
Capital Markets — 1.6%
Charles Schwab Corp. (The) ........... 43,886 2,772,718
Raymond James Financial, Inc. ......... 26,620 2,380,094
5,152,812
Chemicals — 1.0%
PPG Industries, Inc. ................. 28,300 3,235,822
Communications Equipment — 2.4%
Cisco Systems, Inc. ................. 187,138 7,979,564
Consumer Finance — 0.5%
Capital One Financial Corp. ............ 17,080 1,779,565
Containers & Packaging — 1.1%
Sealed Air Corp. ................... 60,643 3,500,314
Diversified Financial Services — 1.1%
Apollo Global Management, Inc. ......... 50,681 2,457,015
Equitable Holdings, Inc. .............. 46,002 1,199,272
3,656,287
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc. .......... 133,136 6,756,652
Electric Utilities — 1.1%
American Electric Power Co., Inc. ........ 24,459 2,346,596
Edison International ................. 18,090 1,144,012
3,490,608
Entertainment — 0.5%
Activision Blizzard, Inc. ............... 22,870 1,780,658
Food & Staples Retailing — 0.5%
Walmart, Inc. ...................... 13,270 1,613,367
Food Products — 0.5%
Mondelez International, Inc., Class A ...... 27,302 1,695,181
Health Care Equipment & Supplies — 6.2%
Alcon, Inc. ....................... 23,496 1,647,576
Dentsply Sirona, Inc. ................ 75,122 2,684,109
Koninklijke Philips NV ................ 189,779 4,070,481
Medtronic plc ..................... 85,965 7,715,359
Zimmer Biomet Holdings, Inc. .......... 39,660 4,166,680
20,284,205
Security
Shares
Shares Value
Health Care Providers & Services — 9.8%
AmerisourceBergen Corp. ............. 17,901 $ 2,532,634
Cigna Corp. ...................... 21,639 5,702,309
Elevance Health, Inc. ................ 18,793 9,069,126
Humana, Inc. ..................... 17,920 8,387,814
Laboratory Corp. of America Holdings ..... 28,219 6,613,405
32,305,288
Household Durables — 1.9%
Newell Brands, Inc.
(b)
................ 151,629 2,887,016
Panasonic Holdings Corp. ............. 404,100 3,262,779
6,149,795
Industrial Conglomerates — 1.4%
General Electric Co. ................. 19,487 1,240,737
Siemens AG (Registered) ............. 32,127 3,302,543
4,543,280
Insurance — 6.3%
Allstate Corp. (The) ................. 14,551 1,844,048
American International Group, Inc. ....... 119,302 6,099,911
Fidelity National Financial, Inc. .......... 92,029 3,401,392
MetLife, Inc. ...................... 15,469 971,299
Prudential plc ..................... 198,949 2,474,773
Willis Towers Watson plc .............. 29,908 5,903,540
20,694,963
IT Services — 6.3%
Cognizant Technology Solutions Corp., Class A 87,422 5,900,111
Fidelity National Information Services, Inc.
(b)
. 70,183 6,433,676
SS&C Technologies Holdings, Inc. ....... 87,080 5,056,735
Visa, Inc., Class A
(b)
................. 15,934 3,137,245
20,527,767
Machinery — 1.0%
Komatsu Ltd. ..................... 146,000 3,251,007
Media — 2.7%
Comcast Corp., Class A .............. 138,075 5,418,063
Fox Corp., Class A .................. 104,398 3,357,440
8,775,503
Multiline Retail — 1.4%
Dollar General Corp. ................ 18,718 4,594,146
Multi-Utilities — 2.0%
Public Service Enterprise Group, Inc. ..... 50,385 3,188,363
Sempra Energy .................... 23,231 3,490,922
6,679,285
Oil, Gas & Consumable Fuels — 8.2%
BP plc .......................... 1,741,440 8,176,923
ConocoPhillips .................... 45,523 4,088,420
Enterprise Products Partners LP
(b)
....... 315,805 7,696,168
EQT Corp. ....................... 117,582 4,044,821
Hess Corp. ....................... 28,953 3,067,281
27,073,613
Personal Products — 2.0%
Unilever plc, ADR
(b)
................. 143,164 6,561,206
Pharmaceuticals — 6.3%
AstraZeneca plc ................... 57,234 7,550,413
Bayer AG (Registered) ............... 102,422 6,116,273
Sanofi .......................... 68,881 6,946,378
20,613,064
Professional Services — 1.4%
Leidos Holdings, Inc. ................ 44,037 4,434,966

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Equity Dividend V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Road & Rail — 1.0%
Union Pacific Corp. ................. 15,566 $ 3,319,916
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. ................. 11,002 1,607,282
Software — 2.5%
CDK Global, Inc. ................... 77,194 4,227,915
Microsoft Corp. .................... 16,055 4,123,406
8,351,321
Specialty Retail — 1.3%
Ross Stores, Inc. ................... 58,837 4,132,123
Technology Hardware, Storage & Peripherals — 0.8%
Samsung Electronics Co. Ltd., GDR
(c)
..... 2,354 2,565,261
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp. ................. 9,200 824,780
Tobacco — 1.0%
Altria Group, Inc. ................... 74,537 3,113,411
British American Tobacco plc ........... 2,805 120,234
3,233,645
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B .... 64,504 $ 3,090,900
Total Common Stocks — 95.0%
(Cost: $307,816,277) ............................. 311,773,196
Total Long-Term Investments — 95.0%
(Cost: $307,816,277) ............................. 311,773,196
Short-Term Securities
Money Market Funds
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 16,551,918 16,551,918
SL Liquidity Series, LLC, Money Market Series,
1.73%
(f)
....................... 14,994,526 14,991,526
Total Short-Term Securities — 9.6%
(Cost: $31,544,693) .............................. 31,543,444
Total Investments — 104.6%
(Cost: $339,360,970 ) ............................. 343,316,640
Liabilities in Excess of Other Assets — (4.6)% ............ (15,183,772)
Net Assets — 100.0% .............................. $ 328,132,868
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,189,230 $ — $ (4,637,312) $ — $ — $ 16,551,918 16,551,918 $ 23,854 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 11,611,074 3,380,778 — 923 (1,249) 14,991,526 14,994,526 11,321
(b)
—
$ 923 $ (1,249) $ 31,543,444 $ 35,175 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,819,282 $ 2,377,563 $ — $ 10,196,845
Auto Components ...................................... 1,987,174 — — 1,987,174
Automobiles .......................................... 6,585,563 — — 6,585,563
Banks ............................................... 34,185,454 — — 34,185,454
Beverages ........................................... 4,564,014 — — 4,564,014
Capital Markets ........................................ 5,152,812 — — 5,152,812
Chemicals ............................................ 3,235,822 — — 3,235,822
Communications Equipment ................................ 7,979,564 — — 7,979,564
Consumer Finance ...................................... 1,779,565 — — 1,779,565
Containers & Packaging .................................. 3,500,314 — — 3,500,314
Diversified Financial Services ............................... 3,656,287 — — 3,656,287
Diversified Telecommunication Services ........................ 6,756,652 — — 6,756,652
Electric Utilities ........................................ 3,490,608 — — 3,490,608
Entertainment ......................................... 1,780,658 — — 1,780,658
Food & Staples Retailing .................................. 1,613,367 — — 1,613,367
Food Products ......................................... 1,695,181 — — 1,695,181
Health Care Equipment & Supplies ........................... 14,566,148 5,718,057 — 20,284,205
Health Care Providers & Services ............................ 32,305,288 — — 32,305,288
Household Durables ..................................... 2,887,016 3,262,779 — 6,149,795
Industrial Conglomerates .................................. 1,240,737 3,302,543 — 4,543,280
Insurance ............................................ 20,694,963 — — 20,694,963
IT Services ........................................... 20,527,767 — — 20,527,767
Machinery ............................................ — 3,251,007 — 3,251,007
Media ............................................... 8,775,503 — — 8,775,503
Multiline Retail ......................................... 4,594,146 — — 4,594,146
Multi-Utilities .......................................... 6,679,285 — — 6,679,285
Oil, Gas & Consumable Fuels ............................... 27,073,613 — — 27,073,613
Personal Products ...................................... 6,561,206 — — 6,561,206
Pharmaceuticals ....................................... 7,550,413 13,062,651 — 20,613,064
Professional Services .................................... 4,434,966 — — 4,434,966
Road & Rail ........................................... 3,319,916 — — 3,319,916
Semiconductors & Semiconductor Equipment .................... 1,607,282 — — 1,607,282
Software ............................................. 8,351,321 — — 8,351,321
Specialty Retail ........................................ 4,132,123 — — 4,132,123
Technology Hardware, Storage & Peripherals .................... — 2,565,261 — 2,565,261
Textiles, Apparel & Luxury Goods ............................ 824,780 — — 824,780
Tobacco ............................................. 3,233,645 — — 3,233,645
Wireless Telecommunication Services ......................... 3,090,900 — — 3,090,900
Short-Term Securities
Money Market Funds ...................................... 16,551,918 — — 16,551,918
$ 294,785,253 $ 33,539,861 $ — $ 328,325,114
Investments valued at NAV
(a)
...................................... 14,991,526
$ —
$ 343,316,640
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 311,773,196
Investments, at value — affiliated
(c)
......................................................................................... 31,543,444
Cash ............................................................................................................. 27,014
Foreign currency, at value
(d)
.............................................................................................. 32,937
Receivables: –
Investments sold .................................................................................................... 1,517,611
Securities lending income — affiliated ...................................................................................... 2,063
Capital shares sold ................................................................................................... 128,168
Dividends — affiliated ................................................................................................. 8,783
Dividends — unaffiliated ............................................................................................... 303,783
Prepaid expenses ..................................................................................................... 2,792
Total assets .........................................................................................................
345,339,791
LIABILITIES
Collateral on securities loaned ............................................................................................. 15,001,028
Payables: –
Investments purchased ................................................................................................ 1,468,389
Capital shares redeemed ............................................................................................... 188,531
Distribution fees ..................................................................................................... 60,438
Investment advisory fees .............................................................................................. 166,649
Transfer agent fees .................................................................................................. 188,042
Other accrued expenses ............................................................................................... 133,846
Total liabilities ........................................................................................................
17,206,923
NET ASSETS ........................................................................................................
$ 328,132,868
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 294,334,120
Accumulated earnings .................................................................................................. 33,798,748
NET ASSETS ........................................................................................................
$ 328,132,868
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 307,816,277
(b)
  Securities loaned, at value .............................................................................................. $ 14,568,689
(c)
  Investments, at cost — affiliated .......................................................................................... $ 31,544,693
(d)
  Foreign currency, at cost ............................................................................................... $ 32,675

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
9
Financial Statements
BlackRock Equity
Dividend V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 39,469,388
Shares outstanding ..................................................................................................
3,559,536
Net asset value .....................................................................................................
$ 11.09
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 288,663,480
Shares outstanding ..................................................................................................
26,118,901
Net asset value .....................................................................................................
$ 11.05
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Equity
Dividend V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 23,854
Dividends — unaffiliated ............................................................................................... 4,406,350
Securities lending income — affiliated — net ................................................................................. 11,321
Foreign taxes withheld ................................................................................................ (139,890)
Total investment income .................................................................................................
4,301,635
EXPENSES
Investment advisory .................................................................................................. 1,070,710
Distribution — class specific ............................................................................................ 396,574
Transfer agent — class specific .......................................................................................... 365,753
Accounting services .................................................................................................. 31,593
Custodian ......................................................................................................... 13,946
Directors and Officer ................................................................................................. 4,655
Transfer agent ...................................................................................................... 2,704
Miscellaneous ...................................................................................................... 46,721
Total expenses .......................................................................................................
1,932,656
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (3,899)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (365,753)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,563,004
Net investment income ..................................................................................................
2,738,631
REALIZED AND UNREALIZED GAIN (LOSS) $ (33,714,761)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 923
Investments — unaffiliated ........................................................................................... 25,131,945
Foreign currency transactions ......................................................................................... (24,096)
A
25,108,772
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (1,249)
Investments — unaffiliated ........................................................................................... (58,821,820)
Foreign currency translations .......................................................................................... (464)
A
(58,823,533)
Net realized and unrealized loss ............................................................................................
(33,714,761)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (30,976,130)

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,738,631 $ 5,017,323
Net realized gain .................................................................................. 25,108,772 48,823,612
Net change in unrealized appreciation (depreciation) .......................................................... (58,823,533) 12,111,791
Net increase (decrease) in net assets resulting from operations ..................................................... (30,976,130) 65,952,726
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (149,949) (5,286,311)
  Class III ....................................................................................... (1,010,054) (44,657,662)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,160,003) (49,943,973)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (10,217,931) 12,894,968
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (42,354,064) 28,903,721
Beginning of period .................................................................................. 370,486,932 341,583,211
End of period ......................................................................................
$ 328,132,868 $ 370,486,932
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
12
BlackRock Equity Dividend V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 12.17  $ 11.68  $ 11.90  $ 10.17  $ 12.14  $ 11.15
Net investment income
(a)
.........
0.11 0.21 0.22 0.25 0.24 0.22
Net realized and unrealized gain (loss)
(1.14) 2.15 0.20 2.53 (1.09) 1.62
Net increase (decrease) from investment
operations ................ (1.03) 2.36  0.42  2.78  (0.85) 1.84
Distributions
(b)
– – – – – –
From net investment income ......
(0.05) (0.20) (0.24) (0.24) (0.24) (0.21)
From net realized gain ...........
—  (1.67) (0.40) (0.81) (0.88) (0.64)
Total distributions ............... (0.05) (1.87) (0.64) (1.05) (1.12) (0.85)
Net asset value, end of period ...... $ 11.09  $ 12.17  $ 11.68  $ 11.90  $ 10.17  $ 12.14
Total Return
(c)
(8.54)% 20.54% — — — —
Based on net asset value .......... (8.54)%
(d)
20.54% 3.91% 27.71% (7.16)% 16.74%
Ratios to Average Net Assets
(e)
Total expenses .................
0.86%
(f)
0.86% 0.85% 0.86% 0.87% 0.89%
Total expenses after fees waived and/or
reimbursed ..................
0.65%
(f)
0.65% 0.65% 0.65% 0.66% 0.68%
Net investment income ...........
1.76%
(f)
1.59% 2.08% 2.17% 2.00% 1.82%
Supplemental Data
Net assets, end of period (000) ...... $ 39,469  $ 39,837  $ 31,361  $ 33,881  $ 30,655  $ 37,525
Portfolio turnover rate ............ 30% 42% 51% 45% 37% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 12.14  $ 11.65  $ 11.88  $ 10.15  $ 12.12  $ 11.13
Net investment income
(a)
.........
0.09 0.18 0.19 0.22 0.21 0.19
Net realized and unrealized gain (loss)
(1.14) 2.15 0.19 2.53 (1.09) 1.62
Net increase (decrease) from investment
operations ................ (1.05) 2.33  0.38  2.75  (0.88) 1.81
Distributions
(b)
– – – – – –
From net investment income ......
(0.04) (0.17) (0.21) (0.21) (0.21) (0.18)
From net realized gain ...........
—  (1.67) (0.40) (0.81) (0.88) (0.64)
Total distributions ............... (0.04) (1.84) (0.61) (1.02) (1.09) (0.82)
Net asset value, end of period ...... $ 11.05  $ 12.14  $ 11.65  $ 11.88  $ 10.15  $ 12.12
Total Return
(c)
(8.70)% 20.30% — — — —
Based on net asset value .......... (8.70)%
(d)
20.30% 3.57% 27.46% (7.42)% 16.49%
Ratios to Average Net Assets
(e)
Total expenses .................
1.11%
(f)
1.11% 1.11% 1.12% 1.12% 1.16%
Total expenses after fees waived and/or
reimbursed ..................
0.90%
(f)
0.90% 0.90% 0.90% 0.91% 0.93%
Net investment income ...........
1.51%
(f)
1.36% 1.83% 1.91% 1.75% 1.57%
Supplemental Data
Net assets, end of period (000) ...... $ 288,663  $ 330,650  $ 310,222  $ 306,365  $ 250,255  $ 287,615
Portfolio turnover rate ............ 30% 42% 51% 45% 37% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
14
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value .
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
16
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $396,574.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 2,428,990 $ (2,428,990) $ — $ —
Citigroup Global Markets, Inc. ........................ 5,045,799 (5,045,799) — —
Credit Suisse Securities (USA) LLC .................... 185,212 (185,212) — —
J.P. Morgan Securities LLC .......................... 3,588,489 (3,588,489) — —
SG AMERICAS Securities LLC ........................ 3,105,743 (3,105,743) — —
Toronto Dominion Bank ............................. 214,456 (214,456) — —
$ 14,568,689 $ (14,568,689) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $3,899.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $2,550 for securities lending agent services.
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 40,373 $ 325,380 $ 365,753
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Equity Dividend V.I. Fund
Class I ....................................................................................................... $ 40,373
Class III ...................................................................................................... 325,380
$ 365,753
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to  borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $101,209,020 and $105,362,498, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 340,805,567 $ 26,076,087 $ (23,565,014) $ 2,511,073

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
445,920 $ 5,424,393 608,872 $ 8,073,437
Shares issued in reinvestment of distributions ........................
12,015 149,949 434,538 5,286,311
Shares redeemed .........................................
(171,254) (2,080,959) (456,147) (6,031,978)
286,681 $ 3,493,383 587,263 $ 7,327,770
Class III
Shares sold .............................................
1,942,113 $ 23,649,289 2,365,289 $ 31,068,682
Shares issued in reinvestment of distributions ........................
81,129 1,010,054 3,682,603 44,657,662
Shares redeemed .........................................
(3,141,689) (38,370,657) (5,437,180) (70,159,146)
(1,118,447) $ (13,711,314) 610,712 $ 5,567,198
(831,766) $ (10,217,931) 1,197,975 $ 12,894,968

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in this Report
21
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Global Allocation V.I. Fund
Investment Objective
BlackRock Global Allocation V.I. Fund’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund performed in line with its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World
(ex-US) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”),
and outperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
Within equities, security selection within industrials, materials, health care and financials detracted from performance. Overweight allocations to and security selection within both information technology and consumer discretionary negatively impacted returns. An underweight to and security selection within consumer staples also detracted.
Within fixed income, an underweight to developed market government bonds relative to the reference benchmark, notably U.S. Treasuries and Japanese government bonds, negatively impacted performance.
Within equities, an overweight to energy positively impacted performance. Tactical short positioning on U.S. index futures, implemented to help manage the overall beta
(market sensitivity) of the portfolio, contributed to returns. Security selection within communication services was also additive. Within fixed income, exposure to bank loans during the early part of the period positively impacted returns. Exposure to cash and cash equivalents, largely held in lieu of fixed income (i.e., as fixed income with zero duration and a corresponding lack of sensitivity to changes in interest rates) and as a hedge against equities, added to performance. More broadly, the Fund’s overall short duration positioning contributed positively in a rising rate environment. Currency management, notably underweights to the euro and Japanese yen and an overweight to the
U.S. dollar, also contributed to returns.
Describe recent portfolio activity.
During the six-month period, the Fund’s overall equity exposure decreased from 68% to 53% of net assets. Within equities, the Fund decreased exposure to the United States and continental Europe, particularly the Netherlands and Germany, as well as to Japan. From a sector perspective, the Fund increased exposure to energy, and decreased exposure to information technology, consumer discretionary, industrials, financials, health care and communication services. The Fund’s allocation to fixed income decreased from 21% to 19% of net assets. Within fixed income, the Fund decreased exposure to high yield corporate bonds, non-U.S. government debt and floating rate loan interest, and increased exposure to investment grade corporate bonds and securitized debt. The Fund’s total portfolio duration and corresponding interest rate sensitivity was tactically managed over the period and ended the period at 0.9 years, up from 0.5 years at the beginning of the period. The Fund’s allocation to commodity-related securities remained unchanged at less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 10% to 28% of net assets. During the six-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was underweight in equities and fixed income, with modest exposure to commodity-related assets and an overweight to cash equivalents. Within equities, the Fund was overweight to China and Germany, and underweight to Japan, Australia and the United States. From a sector perspective, the Fund was overweight to energy, consumer discretionary and materials, and underweight to consumer staples, financials, information technology, real estate, utilities and industrials. Within fixed income, the Fund was underweight in developed market government bonds and overweight in corporate credit, securitized debt and bank loans. Overall portfolio duration was 0.9 vs. a benchmark duration of 2.5 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro and yen.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Global Allocation V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (16.36)% (16.31)% 4.52% 5.65%
Class II
(b)(c)
................................................................ (16.43) (16.43) 4.36 5.49
Class III
(b)(c)
............................................................... (16.48) (16.55) 4.29 5.39
FTSE World Index
(d)
......................................................... (20.11) (14.58) 7.81 9.63
Reference Benchmark
(e)
...................................................... (16.33) (13.37) 4.86 6.09
U.S. Stocks: S&P 500
®
Index
( f )
.................................................. (19.96) (10.62) 11.31 12.96
Non-U.S. Stocks: FTSE World (ex-U.S.) Index
( g )
...................................... (18.60) (17.61) 3.24 5.66
U.S. Bonds: ICE BofA Current 5-year U.S. Treasury Index
(h)
............................. (6.98) (8.05) 0.72 0.81
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
(i)
.................... (18.74) (21.92) (2.62) (1.71)
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fees. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund's portfolio will include both equity and debt securities. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest.
(d)
A market cap weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series and covers approximately 90-95% of the investable market capitalization.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
An index comprised of large- and mid-cap stocks, providing coverage of developed and emerging markets excluding the United States. The index is derived from the FTSE Global Equity Index
Series, which covers approximately 98% of the world’s investable market capitalization.
(h)
An unmanaged index designed to track the total return of the current coupon 5-year U.S. Treasury bond.
(i)
An unmanaged market capitalization-weighted index that tracks certain government bond indexes, excluding the United States.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense
Excluding Dividend
Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Including
Dividend
Expense
(a)
Excluding
Dividend
Expense
(a)
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
Excluding
Dividend
Expense
Class I .......... $ 1,000.00 $ 836.40 $ 3.37 $ 3.37 $ 1,000.00 $ 1,021.12 $ 3.71 $ 1,021.12 $ 3.71 0.74% 0.74%
Class II ......... 1,000.00 835.70 4.05 4.05 1,000.00 1,020.38 4.46 1,020.38 4.46 0.89 0.89
Class III ......... 1,000.00 835.20 4.50 4.50 1,000.00 1,019.89 4.96 1,019.89 4.96 0.99 0.99
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Global Allocation V.I. Fund
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 67.8% — %
(b)
67.8%
United Kingdom .......................... 3.9 — 3.9
Germany .............................. 3.7 — 3.7
China ................................. 3.6 — 3.6
Netherlands ............................ 2.9 — 2.9
Canada ............................... 2.6 — 2.6
France ................................ 2.5 — 2.5
Australia ............................... 1.9 — 1.9
Japan ................................ 1.2 — 1.2
Other
(c)
................................ 9.9 — 9.9
Total ................................. 100.0% —% 100.0%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)
AGL CLO 5 Ltd.
(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 2.46%,
07/20/34 ............... USD 411 $ 391,575
Series 2020-5A, Class BR, (LIBOR
USD 3 Month + 1.70%), 2.76%,
07/20/34 ............... 574 538,031
AIMCO CLO, Series 2018-AA, Class
B, (LIBOR USD 3 Month + 1.40%),
2.44%, 04/17/31
(b)
........... 256 243,533
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 2.59%, 01/15/30
(b)
..... 252 242,062
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.10%), 2.14%, 07/15/31
(b)
..... 250 244,561
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.89%, 10/15/29
(b)
........... 252 245,573
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month +
1.45%), 2.63%, 04/25/31
(b)
..... 125 118,805
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 2.07%, 04/20/31
(b)
.... 620 607,284
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (LIBOR USD 3 Month +
1.70%), 2.74%, 07/15/34
(b)
..... 790 742,600
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.15%), 3.21%, 10/20/34
(b)
..... 280 260,373
Atrium XII, Series 12A, Class BR,
(LIBOR USD 3 Month + 1.35%),
2.49%, 04/22/27
(b)
........... 287 277,622
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.74%, 07/19/34
(b)
575 537,790
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (LIBOR USD 3 Month +
1.55%), 2.73%, 01/25/35
(b)
..... 485 445,732
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 2.90%, 04/24/34
(b)
..... 288 272,069
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
2.49%, 07/15/29
(b)
........... 610 592,970
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
2.71%, 07/20/29
(b)
........... 283 275,749
BlueMountain CLO Ltd.
(b)
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 2.74%,
10/22/30 ............... 250 239,889
Series 2014-2A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.81%,
10/20/30 ............... 256 242,811
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (LIBOR USD 3
Month + 1.50%), 2.54%, 07/15/31
(b)
502 476,462
Canyon CLO Ltd., Series 2020-3A,
Class B, (LIBOR USD 3 Month +
1.70%), 2.74%, 01/15/34
(b)
..... 250 235,475
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (LIBOR USD 3 Month +
1.35%), 2.41%, 04/20/29
(b)
..... USD 313 $ 305,885
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 2.95%,
05/29/32
(b)
................ 250 239,682
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (LIBOR USD 3 Month
+ 1.55%), 2.59%, 04/15/30
(b)
.... 401 378,983
CIFC Funding 2015-III Ltd., Series
2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 2.19%, 04/19/29
(b)
288 276,257
CIFC Funding Ltd.
(b)
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.86%,
07/20/30 ............... 276 269,762
Series 2020-1A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.69%,
07/15/36 ............... 875 825,487
Cook Park CLO Ltd., Series 2018-1A,
Class B, (LIBOR USD 3 Month +
1.40%), 2.44%, 04/17/30
(b)
..... 402 380,851
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/18/30
(b)
250 240,815
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 2.71%, 04/20/34
(b)
..... 475 449,388
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (LIBOR USD 3 Month +
1.24%), 2.28%, 04/15/33
(b)
..... 300 292,734
FS Rialto
(b)
Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 2.73%,
05/16/38 ............... 390 381,496
Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 2.76%,
11/16/36 ............... 111 105,993
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (LIBOR USD 3 Month +
0.97%), 2.01%, 10/15/30
(b)
..... 275 269,715
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
2.11%, 01/18/31
(b)
........... 250 245,539
Gracie Point International Funding
(b)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 2.46%,
11/01/23 ............... 410 406,436
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 3.46%,
11/01/23 ............... 428 422,493
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 2.41%, 04/15/33
(b)
1,354 1,315,651
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 3.21%, 04/20/32
(b)
.... 258 248,627
LoanCore Issuer Ltd., Series 2021-
CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 2.62%, 07/15/36
(b)
1,159 1,118,833
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 990 879,822

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 2.54%,
04/19/30
(b)
................ USD 250 $ 242,172
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 2.83%,
04/25/29
(b)
................ 288 278,802
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 2.44%,
07/29/30
(b)
................ 259 256,753
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.69%,
10/17/30
(b)
................ 250 239,804
OCP CLO Ltd., Series 2014-5A, Class
A2R, (LIBOR USD 3 Month +
1.40%), 2.61%, 04/26/31
(b)
..... 300 283,579
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.69%,
07/15/36
(b)
................ 300 282,053
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 2.39%,
07/19/30
(b)
................ 263 258,837
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.71%, 07/02/35
(b)
308 290,615
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3 Month CME
Term SOFR + 1.30%), 2.15%,
02/24/37
(b)
................ 250 240,913
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
3.30%, 08/23/31
(b)
........... 269 261,089
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 2.36%, 07/24/31
(b)
..... 278 273,387
Pikes Peak CLO 8, Series 2021-8A,
Class A, (LIBOR USD 3 Month +
1.17%), 2.23%, 07/20/34
(b)
..... 250 240,632
Recette CLO Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.40%), 2.46%, 04/20/34
(b)
..... 250 231,383
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (LIBOR USD 3
Month + 1.45%), 2.49%, 01/15/34
(b)
250 234,028
Rockford Tower CLO Ltd.
(b)
Series 2017-1A, Class BR2A,
(LIBOR USD 3 Month + 1.65%),
2.71%, 04/20/34 .......... 250 236,138
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 2.58%,
05/20/31 ............... 250 244,524
Signal Peak CLO 8 Ltd.
(b)
Series 2020-8A, Class A, (LIBOR
USD 3 Month + 1.27%), 2.33%,
04/20/33 ............... 250 241,840
Series 2020-8A, Class B, (LIBOR
USD 3 Month + 1.65%), 2.71%,
04/20/33 ............... 250 235,051
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XVI Ltd.
(b)
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
2.38%, 10/20/32 .......... USD 302 $ 296,943
Series 2020-16A, Class B, (LIBOR
USD 3 Month + 1.85%), 2.91%,
10/20/32 ............... 290 282,043
TICP CLO IX Ltd., Series 2017-9A,
Class B, (LIBOR USD 3 Month +
1.60%), 2.66%, 01/20/31
(b)
..... 250 241,542
TICP CLO VI Ltd.
(b)
Series 2016-6A, Class AR2, (LIBOR
USD 3 Month + 1.12%), 2.16%,
01/15/34 ............... 250 242,322
Series 2016-6A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 2.54%,
01/15/34 ............... 250 233,521
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (LIBOR USD 3 Month +
1.65%), 2.69%, 07/15/34
(b)
..... 300 282,832
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month +
1.33%), 2.39%, 01/20/33
(b)
..... 870 847,854
Trinitas CLO XIV Ltd.
(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 3.18%,
01/25/34 ............... 452 434,257
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 4.18%,
01/25/34 ............... 343 331,883
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 2.10%, 04/20/34
(b)
..... 300 287,778
Whitebox CLO II Ltd.
(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 2.40%,
10/24/34 ............... 397 382,288
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.93%,
10/24/34 ............... 274 260,973
York CLO-1 Ltd., Series 2014-1A,
Class BRR, (LIBOR USD 3 Month +
1.65%), 2.79%, 10/22/29
(b)
..... 256 247,542
York CLO-3 Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.75%),
2.81%, 10/20/29
(b)
........... 725 701,070
25,929,863
Ireland — 0.0%
(b)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(c)
EUR 207 200,719
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(c)
..... 231 231,089
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(c)
...... 135 137,283
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(c)
........... 160 156,371
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(c)
..... 268 268,848

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 4.12%,
07/25/51 ............... USD 530 $ 522,592
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 5.37%,
07/25/51 ............... 310 305,977
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 7.52%,
07/25/51 ............... 250 246,358
Rockford Tower Europe CLO
DAC, Series 2018-1X, Class B,
(EURIBOR 3 Month + 1.85%),
1.85%, 12/20/31
(c)
........... EUR 207 204,915
2,274,152
Jersey — 0.0%
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 3.12%, 04/21/31
(a)
(b)
...................... USD 949 915,997
United States — 1.1%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 1.82%, 05/25/36
(b)
..... 577 557,042
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 2.72%, 06/15/36
(a)
(b)
...................... 2,169 2,108,866
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 5,481 4,842,635
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 613,153
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 399,408
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 305,774
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
2.67%, 11/15/36
(a)(b)
.......... 194 187,695
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 230,028
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 2.22%, 07/15/34
(a)(b)
... 612 585,737
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 823 769,992
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 170 153,245
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 100 90,553
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 1,438 1,410,270
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 87,657
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 3,509 3,022,824
Security
Par (000)
Par (000) Value
United States (continued)
Lendmark Funding Trust
(a)
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... USD 640 $ 518,021
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 510,235
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 1,594 1,531,122
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
2.62%, 07/16/36
(a)(b)
.......... 754 729,383
Mosaic Solar Loans LLC, Series 2021-
2A, Class B, 2.09%, 04/22/47
(a)(d)
. 842 734,002
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 2.01%, 04/15/60
(b)
3,611 3,443,053
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 677,627
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,726,730
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 550,837
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 6,288 5,435,047
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,645 3,267,480
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,400,672
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,392,425
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 1,827 1,694,340
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 440 404,056
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 210 196,760
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 500 472,819
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 2,651 2,511,134
Progress Residential, Series 2021-
SFR3, Class F, 3.44%, 05/17/26
(a)
699 610,192
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 3,738 3,355,223
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 2,005 1,876,270
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 1,096 1,017,741
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 389 346,072
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 410 386,215
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 190 173,431

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Upstart Pass-Through Trust, Series
2021-ST5, Class A, 2.00%,
07/20/27
(a)
................ USD 196 $ 186,191
50,511,957
Total Asset-Backed Securities — 1.7%
(Cost: $85,904,492) .............................. 79,631,969
Shares
Shares
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(e)
............ 322 205,072
Australia — 0.7%
AGL Energy Ltd. .............. 73,597 420,709
Australia & New Zealand Banking
Group Ltd. ................ 4,410 67,167
BHP Group Ltd. ............... 182,281 5,219,364
Commonwealth Bank of Australia ... 1,023 63,913
CSL Ltd. .................... 1,625 301,722
Endeavour Group Ltd. .......... 129,081 675,286
Glencore plc
(e)
................ 2,943,874 15,945,307
Goodman Group .............. 39,924 492,971
IGO Ltd. .................... 4,048 27,747
Incitec Pivot Ltd. .............. 11,642 26,792
National Australia Bank Ltd. ....... 2,208 41,870
Northern Star Resources Ltd. ...... 21,746 102,004
QBE Insurance Group Ltd. ....... 31,100 261,329
Quintis HoldCo Pty. Ltd.
(d)(e)(f)
...... 7,642,509 571,309
Rio Tinto plc ................. 56,292 3,365,510
South32 Ltd. ................. 882,366 2,390,939
Suncorp Group Ltd. ............ 6,152 46,914
Treasury Wine Estates Ltd. ....... 64,755 507,822
Westpac Banking Corp. ......... 6,077 81,972
Woodside Energy Group Ltd. ...... 36,332 798,523
31,409,170
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 9,402 255,681
KBC Group NV ............... 3,628 204,115
UCB SA .................... 339 28,726
488,522
Brazil — 0.1%
Banco do Brasil SA ............ 18,801 119,773
Embraer SA
(e)
................ 66,413 145,555
Engie Brasil Energia SA ......... 48,800 384,175
Hapvida Participacoes e Investimentos
SA
(a)(c)(e)
.................. 158,354 165,209
NU Holdings Ltd., Class A
(e)(g)
...... 338,459 1,265,837
Sendas Distribuidora SA ......... 130,741 356,990
Ultrapar Participacoes SA ........ 11,292 26,625
Yara International ASA .......... 13,097 548,778
3,012,942
Canada — 1.1%
Alimentation Couche-Tard, Inc. ..... 699 27,266
Bank of Montreal .............. 919 88,373
Barrick Gold Corp. ............. 20,626 364,705
BCE, Inc. ................... 1,115 54,806
Canadian Imperial Bank of Commerce 6,617 321,340
Canadian National Railway Co. .... 10,998 1,237,104
Canadian Natural Resources Ltd. ... 1,253 67,332
Cenovus Energy, Inc. ........... 476,662 9,068,872
Security
Shares
Shares Value
Canada (continued)
Enbridge, Inc. ................ 856,430 $ 36,168,066
George Weston Ltd. ............ 2,767 323,239
Manulife Financial Corp. ......... 2,098 36,379
Nutrien Ltd. .................. 25,868 2,060,075
Pembina Pipeline Corp. ......... 7,307 258,288
Restaurant Brands International, Inc. 7,103 356,309
Sun Life Financial, Inc.
(g)
......... 1,144 52,419
Toronto-Dominion Bank (The) ..... 995 65,249
50,549,822
Cayman Islands — 0.0%
Hedosophia European Growth
(e)
.... 169,035 1,718,260
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 14,406 1,203,333
China — 2.4%
AAC Technologies Holdings, Inc. ... 36,000 83,177
Agricultural Bank of China Ltd., Class
H
(e)
..................... 2,256,000 852,894
Aier Eye Hospital Group Co. Ltd., Class
A
(e)
..................... 192,122 1,287,857
Alibaba Group Holding Ltd.
(e)
...... 409,000 5,834,546
Alibaba Group Holding Ltd., ADR
(e)
.. 48,617 5,526,780
Amoy Diagnostics Co. Ltd., Class A . 205,510 984,112
Anhui Gujing Distillery Co. Ltd., Class B 4,200 65,583
ANTA Sports Products Ltd. ....... 22,000 270,740
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 19,887 858,545
Baidu, Inc., Class A
(e)
........... 23,800 450,848
Bank of China Ltd., Class H
(e)
...... 395,000 157,831
BYD Co. Ltd., Class A ........... 159,500 7,971,713
BYD Co. Ltd., Class H .......... 13,000 524,023
BYD Electronic International Co. Ltd. 6,500 20,572
China Construction Bank Corp., Class
H ...................... 1,912,000 1,289,169
China Feihe Ltd.
(a)(c)
............ 314,000 361,553
China Gas Holdings Ltd. ......... 60,000 92,887
China Hongqiao Group Ltd. ....... 100,500 113,218
China Life Insurance Co. Ltd., Class H 167,000 291,539
China Literature Ltd.
(a)(c)(e)
........ 8,000 38,751
China Mengniu Dairy Co. Ltd.
(e)
.... 68,000 340,895
China Merchants Bank Co. Ltd., Class
H ...................... 80,500 543,731
China National Building Material Co.
Ltd., Class H ............... 510,000 546,293
China Pacific Insurance Group Co. Ltd.,
Class H .................. 177,600 436,187
China Petroleum & Chemical Corp.,
Class H .................. 2,372,000 1,068,823
China Resources Cement Holdings Ltd. 152,000 102,406
China Resources Gas Group Ltd. ... 69,700 324,901
China Resources Land Ltd. ....... 46,000 215,707
China Tourism Group Duty Free Corp.
Ltd., Class A
(e)
.............. 37,000 1,290,258
Contemporary Amperex Technology
Co. Ltd., Class A ............ 125,500 10,056,740
COSCO Shipping Holdings Co. Ltd.,
Class H .................. 297,100 417,022
Country Garden Services Holdings Co.
Ltd. ..................... 63,000 282,736
CSPC Pharmaceutical Group Ltd. ... 310,000 309,853
Dali Foods Group Co. Ltd.
(a)(c)
...... 92,500 49,198
Dongfeng Motor Group Co. Ltd., Class
H ...................... 342,000 260,364
ENN Energy Holdings Ltd. ........ 14,200 234,708

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
China (continued)
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 129,540 $ 1,753,780
Ganfeng Lithium Co. Ltd., Class H
(a)(c)(g)
327,040 3,604,502
Glodon Co. Ltd., Class A ......... 104,890 854,242
Great Wall Motor Co. Ltd., Class H .. 458,500 949,646
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 180,400 911,096
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 537,000 1,197,536
Haidilao International Holding Ltd.
(a)(c)(e)
343,000 803,103
Haier Smart Home Co. Ltd., Class H . 50,800 189,075
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 307,500 1,657,591
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 59,900 694,690
Hundsun Technologies, Inc., Class A . 164,833 1,075,406
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
(e)
...................... 186,200 1,241,667
Industrial & Commercial Bank of China
Ltd., Class H
(e)
.............. 2,267,000 1,352,603
JD Health International, Inc.
(a)(c)(e)
... 361,950 2,865,167
JD.com, Inc., Class A ........... 64,654 2,083,348
Jiangsu Hengrui Medicine Co. Ltd.,
Class A
(e)
................. 156,200 867,174
Jinxin Fertility Group Ltd.
(a)(c)
...... 1,005,000 926,891
JiuGui Liquor Co. Ltd., Class A ..... 12,400 344,945
Jiumaojiu International Holdings Ltd.
(a)(c)
47,000 125,188
Kindstar Globalgene Technology, Inc.
(a)
(c)(e)
..................... 1,655,500 457,366
Kingsoft Corp. Ltd. ............. 250,400 978,409
Kweichow Moutai Co. Ltd., Class A .. 5,900 1,805,001
Lenovo Group Ltd. ............. 818,000 768,681
Li Auto, Inc., ADR
(e)
............ 169,344 6,487,569
Meituan Dianping
(a)(c)(e)
.......... 71,900 1,794,213
Microport Cardioflow Medtech Corp.
(a)(c)
(e)(g)
..................... 2,890,000 1,157,028
Ming Yuan Cloud Group Holdings Ltd. 210,000 338,513
NetEase, Inc. ................ 28,825 543,049
NetEase, Inc., ADR ............ 771 71,980
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 90,200 520,503
PetroChina Co. Ltd., Class H ...... 1,040,000 487,767
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
61,250 615,220
PICC Property & Casualty Co. Ltd.,
Class H .................. 376,000 392,095
Ping An Insurance Group Co. of China
Ltd., Class H ............... 95,500 657,350
SG Micro Corp., Class A ......... 10,600 289,456
Shandong Hualu Hengsheng Chemical
Co. Ltd., Class A ............ 26,500 115,832
Shanghai Jinjiang International Hotels
Co. Ltd., Class A
(e)
........... 127,100 1,197,352
Shenzhou International Group Holdings
Ltd. ..................... 23,300 284,391
SITC International Holdings Co. Ltd. . 260,000 739,487
TBEA Co. Ltd., Class A .......... 50,800 208,503
Tencent Holdings Ltd. ........... 362,100 16,390,510
Tingyi Cayman Islands Holding Corp. 162,000 278,409
Venustech Group, Inc., Class A
(e)
... 207,996 620,556
Want Want China Holdings Ltd. .... 179,000 156,100
Wilmar International Ltd. ......... 23,900 69,563
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 166,700 970,367
WuXi AppTec Co. Ltd., Class A ..... 72,442 1,128,432
Wuxi Biologics Cayman, Inc.
(a)(c)(e)
... 170,465 1,579,430
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 109,034 862,232
Security
Shares
Shares Value
China (continued)
Yonyou Network Technology Co. Ltd.,
Class A .................. 311,814 $ 1,015,036
Yum China Holdings, Inc. ........ 23,650 1,160,298
Zhongsheng Group Holdings Ltd. ... 24,500 173,106
Zijin Mining Group Co. Ltd., Class A . 104,900 146,213
Zijin Mining Group Co. Ltd., Class H . 294,000 357,765
ZTE Corp., Class H ............ 130,200 304,507
112,176,099
Denmark — 0.2%
AP Moller - Maersk A/S, Class B .... 253 593,942
DSV Panalpina A/S ............ 18,765 2,638,684
GN Store Nord A/S ............. 7,296 257,382
H Lundbeck A/S ............... 11,182 54,307
Novo Nordisk A/S, Class B ....... 40,744 4,518,607
Pandora A/S ................. 35,651 2,264,997
10,327,919
Finland — 0.0%
Fortum OYJ ................. 18,828 284,583
Wartsila OYJ Abp .............. 61,471 481,856
766,439
France — 1.7%
Air Liquide SA ................ 729 98,125
Airbus SE ................... 659 64,457
Arkema SA .................. 88,018 7,873,431
Atos SE
(e)
................... 29,586 401,097
BNP Paribas SA .............. 145,984 6,982,703
Cie de Saint-Gobain ............ 256,543 11,085,030
Credit Agricole SA ............. 5,397 49,755
Danone SA .................. 116,518 6,525,263
Electricite de France SA ......... 19,047 156,449
Engie SA ................... 23,003 266,351
EssilorLuxottica SA ............ 51,442 7,799,261
Hermes International ........... 3,000 3,376,285
Kering SA ................... 1,456 754,538
La Francaise des Jeux SAEM
(a)(c)
... 20,324 705,736
LVMH Moet Hennessy Louis Vuitton SE 48,245 29,568,301
Pernod Ricard SA ............. 2,898 535,767
Remy Cointreau SA ............ 1,468 257,578
Safran SA ................... 454 45,203
SEB SA .................... 406 39,182
Societe Generale SA ........... 107,257 2,371,421
TOTAL SE .................. 58,007 3,053,313
Veolia Environnement SA
(e)
....... 3,439 84,301
82,093,547
Germany — 2.4%
adidas AG .................. 1,705 302,861
Allianz SE (Registered) .......... 397 76,109
Auto1 Group SE
(a)(c)(e)
........... 113,228 833,853
BASF SE ................... 16,426 718,674
Daimler AG (Registered) ......... 398,168 23,124,946
Deutsche Boerse AG ........... 2,438 409,405
Deutsche Telekom AG (Registered) . 1,067,553 21,232,839
Fresenius Medical Care AG & Co.
KGaA ................... 1,311 65,683
Infineon Technologies AG ........ 99,710 2,425,498
SAP SE .................... 207,084 18,875,803
Siemens AG ................. 283,739 29,167,375
Telefonica Deutschland Holding AG . 208,399 600,963
Uniper SE ................... 13,860 207,126
Vantage Towers AG ............ 516,778 14,459,577
Zalando SE
(a)(c)(e)
.............. 2,058 54,213
112,554,925

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Hong Kong — 0.3%
AIA Group Ltd. ............... 1,160,200 $ 12,677,006
ASM Pacific Technology Ltd. ...... 70,900 603,448
CLP Holdings Ltd. ............. 9,000 74,792
Hong Kong & China Gas Co. Ltd. ... 43,000 46,406
Link REIT ................... 7,900 64,554
Orient Overseas International Ltd. .. 18,500 492,903
Techtronic Industries Co. Ltd. ...... 31,000 323,707
United Energy Group Ltd. ........ 216,000 25,813
WH Group Ltd.
(a)(c)
............. 298,000 230,648
14,539,277
India — 0.2%
HCL Technologies Ltd. .......... 27,844 344,762
Indian Oil Corp. Ltd. ............ 140,707 132,721
Indian Oil Corp. Ltd.
(e)
........... 70,354 66,361
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$2,928,536)
(d)(e)(h)
............ 1,951 7,490,644
Vedanta Ltd. ................. 69,498 196,832
8,231,320
Ireland — 0.1%
ICON plc
(e)(g)
................. 9,121 1,976,521
Kingspan Group plc ............ 17,599 1,058,247
3,034,768
Israel — 0.4%
(e)
Nice Ltd., ADR
(g)
.............. 84,304 16,224,305
Taboola.com Ltd., (Acquired 06/30/21,
cost $2,801,000)
(h)
........... 196,484 497,104
16,721,409
Italy — 0.3%
Coca-Cola HBC AG
(e)
........... 28,850 642,827
Enel SpA ................... 129,856 712,159
Eni SpA .................... 2,598 30,814
Ferrari NV .................. 16,458 3,028,893
Intesa Sanpaolo SpA ........... 6,006,609 11,241,195
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,299 56,648
15,712,536
Japan — 0.9%
Advantest Corp. ............... 1,400 75,287
AGC, Inc. ................... 2,100 73,789
Astellas Pharma, Inc. ........... 35,965 561,115
Capcom Co. Ltd. .............. 300 7,298
Chubu Electric Power Co., Inc. ..... 2,600 26,180
CyberAgent, Inc. .............. 11,800 118,219
Denso Corp. ................. 500 26,391
Eisai Co. Ltd. ................ 8,900 376,293
FANUC Corp. ................ 102,600 16,081,452
Fujitsu Ltd. .................. 2,000 250,256
Hino Motors Ltd. .............. 54,700 281,571
Honda Motor Co. Ltd. ........... 13,200 318,267
Hoya Corp. .................. 97,393 8,335,179
Inpex Corp. .................. 32,200 345,193
Japan Post Bank Co. Ltd. ........ 66,600 518,512
Kakaku.com, Inc. .............. 2,200 36,540
Kao Corp. ................... 8,100 328,451
Keyence Corp. ............... 10,198 3,497,284
Kose Corp.
(g)
................. 46,800 4,265,162
Kyowa Kirin Co. Ltd. ............ 19,700 444,766
Kyushu Electric Power Co., Inc. .... 4,300 27,647
Makita Corp. ................. 1,700 42,137
Mazda Motor Corp. ............ 47,300 386,086
Mitsubishi Electric Corp. ......... 42,000 451,465
Security
Shares
Shares Value
Japan (continued)
Mitsui OSK Lines Ltd. ........... 5,300 $ 121,924
Mizuho Financial Group, Inc. ...... 28,300 322,193
MonotaRO Co. Ltd. ............ 2,300 34,301
Morinaga Milk Industry Co. Ltd. .... 6,600 236,360
Nippon Shinyaku Co. Ltd. ........ 400 24,416
NTT Data Corp. ............... 4,400 61,040
Oji Holdings Corp. ............. 11,600 50,255
Oracle Corp. Japan ............ 8,600 500,822
Otsuka Corp. ................ 1,000 29,761
Otsuka Holdings Co. Ltd. ........ 1,600 57,115
Recruit Holdings Co. Ltd. ........ 63,327 1,865,008
Ryohin Keikaku Co. Ltd. ......... 37,900 371,282
Santen Pharmaceutical Co. Ltd. .... 5,600 44,178
SCREEN Holdings Co. Ltd. ....... 300 20,356
Shin-Etsu Chemical Co. Ltd. ...... 4,100 460,885
Shionogi & Co. Ltd. ............ 10,000 510,384
SoftBank Group Corp. .......... 5,600 217,048
Sony Group Corp. ............. 600 48,934
Sumitomo Metal Mining Co. Ltd. .... 1,500 46,506
Sysmex Corp. ................ 5,800 349,976
Terumo Corp. ................ 17,800 538,469
Tohoku Electric Power Co., Inc. .... 6,300 33,815
Tokyo Electron Ltd. ............ 300 97,918
Toyota Motor Corp. ............ 9,100 140,407
Yamato Holdings Co. Ltd. ........ 20,200 323,264
ZOZO, Inc. .................. 13,500 244,252
43,625,409
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 4,947 97,607
Luxembourg — 0.0%
ArcelorMittal SA ............... 55,962 1,254,969
Macau — 0.0%
Sands China Ltd.
(e)
............. 100,800 242,495
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 79,525 536,758
Grupo Aeroportuario del Sureste SAB
de CV, Class B ............. 10,470 206,390
Grupo Bimbo SAB de CV
(g)
....... 62,598 204,546
947,694
Netherlands — 1.8%
Adyen NV
(a)(c)(e)
............... 6,865 9,907,104
Akzo Nobel NV ............... 107,238 7,013,141
ASML Holding NV ............. 45,336 21,418,446
ING Groep NV ................ 2,328,288 22,937,376
Koninklijke Ahold Delhaize NV ..... 46,311 1,205,430
Koninklijke Philips NV ........... 18,714 401,388
Koninklijke Vopak NV ........... 943 23,765
Randstad NV ................ 3,979 192,307
Salt Pay Co. Ltd., Series C (Acquired
11/16/21, cost $2,894,102)
(d)(e)(h)
.. 1,159 1,370,251
Shell plc .................... 430,642 11,174,101
Shell plc, ADR
(g)
............... 181,177 9,473,745
Wolters Kluwer NV ............. 5,959 577,534
85,694,588
Norway — 0.0%
Aker BP ASA, SDR ............ 12,393 405,406
Norsk Hydro ASA .............. 273,326 1,544,636
1,950,042

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Poland — 0.0%
Polski Koncern Naftowy ORLEN SA . 16,451 $ 252,614
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 2,041 105,759
Singapore — 0.0%
DBS Group Holdings Ltd. ........ 2,000 42,795
South Africa — 0.1%
Anglo American plc ............ 124,131 4,437,506
FirstRand Ltd.
(g)
............... 8,009 30,822
Kumba Iron Ore Ltd. ............ 15,307 496,240
Sanlam Ltd. ................. 6,163 20,031
4,984,599
South Korea — 0.6%
Amorepacific Corp. ............ 39,152 3,935,215
Coupang, Inc.
(e)
............... 113,866 1,451,791
DL E&C Co. Ltd. .............. 1,694 54,315
Fila Holdings Corp. ............ 6,310 137,127
Hana Financial Group, Inc. ....... 21,208 644,590
Kakao Corp. ................. 36,126 1,957,492
KB Financial Group, Inc. ......... 9,572 357,450
Kia Corp. ................... 7,376 440,241
KT&G Corp. ................. 563 35,686
LG Chem Ltd. ................ 8,244 3,275,193
LG Display Co. Ltd. ............ 19,532 219,149
LG Energy Solution
(e)(g)
.......... 34,612 9,983,405
LG Household & Health Care Ltd. ... 172 90,368
Samsung Electronics Co. Ltd. ..... 11,828 521,702
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 1,966 305,445
Samsung SDI Co. Ltd. .......... 11,625 4,793,977
SK Hynix, Inc. ................ 1,702 120,185
SK Telecom Co. Ltd. ............ 10,820 434,218
SK, Inc. .................... 239 39,774
28,797,323
Spain — 0.4%
Cellnex Telecom SA
(a)(c)
.......... 432,805 16,843,991
Endesa SA .................. 15,671 296,455
Iberdrola SA ................. 34,880 363,150
17,503,596
Sweden — 0.5%
Atlas Copco AB, Class A
(e)
........ 209,776 1,963,513
Boliden AB .................. 1,060 33,899
Castellum AB ................ 3,398 43,804
Epiroc AB, Class A ............. 120,351 1,866,050
H & M Hennes & Mauritz AB, Class B 12,907 154,918
Hexagon AB, Class B ........... 184,665 1,929,575
Husqvarna AB, Class B .......... 27,286 201,120
Skanska AB, Class B ........... 4,364 67,142
Tele2 AB, Class B ............. 3,524 40,184
Telefonaktiebolaget LM Ericsson, Class
B ...................... 77,220 576,758
Telia Co. AB ................. 78,605 301,694
Volvo AB, Class B ............. 965,458 15,021,938
22,200,595
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 21,232 569,404
Alcon, Inc. .................. 31,589 2,215,070
Cie Financiere Richemont SA
(Registered) ............... 34,578 3,719,320
Logitech International SA (Registered) 517 26,959
Lonza Group AG (Registered) ..... 7,050 3,765,669
Security
Shares
Shares Value
Switzerland (continued)
Nestle SA (Registered) .......... 28,905 $ 3,378,207
Novartis AG (Registered) ........ 12,708 1,077,392
On Holding AG, Class A
(e)(g)
....... 11,665 206,354
Roche Holding AG ............. 3,423 1,144,308
SGS SA (Registered) ........... 17 38,992
Sika AG (Registered) ........... 13,367 3,085,602
Sonova Holding AG (Registered) ... 2,927 935,415
STMicroelectronics NV .......... 67,078 2,121,346
Swatch Group AG (The) ......... 527 125,183
Swisscom AG (Registered) ....... 80 44,250
Temenos AG (Registered) ........ 5,652 483,698
UBS Group AG (Registered) ...... 2,637 42,632
VAT Group AG
(a)(c)
............. 483 115,513
23,095,314
Taiwan — 0.5%
ASE Technology Holding Co. Ltd. ... 43,000 110,747
Eva Airways Corp.
(e)
............ 396,000 422,524
Evergreen Marine Corp. Taiwan Ltd. . 38,000 108,006
MediaTek, Inc. ................ 22,000 482,926
Nan Ya Printed Circuit Board Corp. .. 31,000 272,688
Novatek Microelectronics Corp. .... 24,000 244,180
SinoPac Financial Holdings Co. Ltd. . 69,000 39,007
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 98,000 88,613
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 1,313,000 21,042,601
Unimicron Technology Corp. ...... 141,000 754,612
United Microelectronics Corp. ..... 109,000 145,699
Wan Hai Lines Ltd. ............. 44,000 175,929
23,887,532
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 10,521 50,962
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 284,408 3
United Kingdom — 2.2%
Alphawave IP Group plc
(e)(g)
....... 473,852 775,246
Ashtead Group plc ............. 984 41,396
AstraZeneca plc .............. 150,228 19,818,349
Auto Trader Group plc
(a)(c)
........ 265,825 1,800,314
Barclays plc ................. 12,837 24,005
BP plc ..................... 621,392 2,917,743
BP plc, ADR ................. 93,203 2,642,305
British American Tobacco plc ...... 1,167 50,023
Burberry Group plc ............. 23,409 469,619
Compass Group plc ............ 600,004 12,318,917
Diageo plc .................. 23,569 1,018,009
Dr. Martens plc ............... 70,280 204,820
Experian plc ................. 19,657 577,145
Exscientia Ltd., (Acquired 02/24/21,
cost $5,148,190), ADR
(e)(h)
...... 735,000 8,004,150
Genius Sports Ltd.
(e)
............ 196,536 442,206
GlaxoSmithKline plc ............ 15,255 328,770
Grand Rounds, Inc., (Acquired
03/31/15, cost $5,939,231)
(d)(e)(h)
.. 2,434,345 3,335,053
Hargreaves Lansdown plc ........ 4,457 43,003
Intertek Group plc ............. 1,253 64,404
Kingfisher plc ................ 135,698 405,532
Legal & General Group plc ....... 101,405 296,465
Linde plc ................... 11,000 3,162,830
Lloyds Banking Group plc ........ 46,593,587 23,972,713
National Grid plc
(g)
............. 14,850 190,836
NatWest Group plc ............. 175,216 466,383
RELX plc ................... 953 25,875

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United Kingdom (continued)
Smith & Nephew plc ............ 10,232 $ 143,092
Spirax-Sarco Engineering plc ...... 19,917 2,402,163
Unilever plc .................. 395,698 18,035,836
103,977,202
United States — 36.5%
3M Co. ..................... 707 91,493
Abbott Laboratories ............ 303,915 33,020,365
AbbVie, Inc. ................. 157,332 24,096,969
Accenture plc, Class A .......... 242 67,191
Adobe, Inc.
(e)
................. 5,332 1,951,832
Advance Auto Parts, Inc. ......... 6,016 1,041,309
Advanced Micro Devices, Inc.
(e)
.... 489 37,394
Agilent Technologies, Inc. ........ 4,065 482,800
Air Products & Chemicals, Inc. ..... 84,140 20,233,987
Airbnb, Inc., Class A
(e)
........... 4,893 435,868
Akamai Technologies, Inc.
(e)
....... 264 24,111
Albemarle Corp.
(g)
............. 49,312 10,305,222
Alcoa Corp. .................. 74,466 3,394,160
Alexandria Real Estate Equities, Inc. . 500 72,515
Align Technology, Inc.
(e)
.......... 4,472 1,058,388
Allegion plc .................. 19,371 1,896,421
Allstate Corp. (The) ............ 477 60,450
Alphabet, Inc., Class A
(e)
......... 77 167,803
Alphabet, Inc., Class C
(e)
......... 28,947 63,320,115
Altair Engineering, Inc., Class A
(e)(g)
.. 52,234 2,742,285
AltC Acquisition Corp., Class A
(e)
.... 141,083 1,361,451
Altice USA, Inc., Class A
(e)
........ 2,743 25,373
Altria Group, Inc. .............. 29,005 1,211,539
Altus Power, Inc., (Acquired 12/09/21,
cost $1,287,500)
(e)(h)
.......... 128,750 812,413
Amazon.com, Inc.
(e)
............ 433,920 46,086,643
American Express Co. .......... 2,150 298,033
American International Group, Inc. .. 650 33,235
American Tower Corp. .......... 107,556 27,490,238
AMETEK, Inc. ................ 611 67,143
Amgen, Inc. ................. 2,742 667,129
Amphenol Corp., Class A ........ 477 30,709
ANSYS, Inc.
(e)
................ 11,531 2,759,253
Anthem, Inc. ................. 1,506 726,765
Apple, Inc.
(i)
................. 536,723 73,380,769
Applied Materials, Inc. .......... 108,811 9,899,625
Aptiv plc
(e)
................... 97,817 8,712,560
Archer-Daniels-Midland Co. ....... 216,209 16,777,818
Arista Networks, Inc.
(e)
.......... 253 23,716
Astra Space, Inc., (Acquired 06/30/21,
cost $2,495,210)
(e)(h)
.......... 249,521 324,377
Atlassian Corp. plc, Class A
(e)
...... 5,726 1,073,052
Autodesk, Inc.
(e)
............... 16,800 2,888,928
AutoZone, Inc.
(e)
.............. 299 642,587
Baker Hughes Co. ............. 105,194 3,036,951
Ball Corp. ................... 6,304 433,526
Bank of America Corp. .......... 825,044 25,683,620
Bath & Body Works, Inc. ......... 56,960 1,533,363
Bausch Health Cos., Inc.
(e)
........ 4,668 39,021
Baxter International, Inc. ......... 1,280 82,214
Berkshire Hathaway, Inc., Class B
(e)
. 762 208,041
Best Buy Co., Inc. ............. 3,254 212,128
Blend Labs, Inc., Class A
(e)(g)
...... 61,217 144,472
Boeing Co. (The)
(e)
............. 5,381 735,690
Booking Holdings, Inc.
(e)
......... 2,280 3,987,697
Boston Scientific Corp.
(e)(i)
........ 553,623 20,633,529
Broadcom, Inc. ............... 52 25,262
Brown-Forman Corp., Class B ..... 17,386 1,219,802
Bunge Ltd. .................. 129,837 11,774,918
Cadence Design Systems, Inc.
(e)
... 29,235 4,386,127
Security
Shares
Shares Value
United States (continued)
California Resources Corp. ....... 89,378 $ 3,441,053
Capital One Financial Corp. ....... 2,236 232,969
Capri Holdings Ltd.
(e)
........... 141,100 5,786,511
Caterpillar, Inc. ............... 218 38,970
CDW Corp. .................. 391 61,606
Centene Corp.
(e)
.............. 3,369 285,051
CF Industries Holdings, Inc. ....... 266,613 22,856,733
Charles Schwab Corp. (The) ...... 401,079 25,340,171
Charter Communications, Inc., Class
A
(e)(g)
.................... 29,399 13,774,313
Chesapeake Energy Corp.
(g)
...... 16,152 1,309,927
Chevron Corp. ................ 15,343 2,221,360
Cigna Corp. ................. 9,174 2,417,532
Cincinnati Financial Corp. ........ 386 45,926
Cintas Corp. ................. 138 51,547
Cisco Systems, Inc. ............ 1,043 44,474
CME Group, Inc. .............. 17,895 3,663,107
Comcast Corp., Class A ......... 342,097 13,423,886
ConocoPhillips
(i)
............... 424,891 38,159,461
Constellation Energy Corp. ....... 7,917 453,327
Corteva, Inc. ................. 29,305 1,586,573
Costco Wholesale Corp. ......... 50,128 24,025,348
Crowdstrike Holdings, Inc., Class A
(e)
. 55,348 9,329,459
Crown Castle International Corp. ... 4,893 823,883
Crown Holdings, Inc. ........... 4,710 434,121
Crown PropTech Acquisitions
(d)(e)
... 62,472 201,160
Crown PropTech Acquisitions
(e)
..... 126,662 1,246,354
CSX Corp. .................. 77,299 2,246,309
Darling Ingredients, Inc.
(e)
........ 12,465 745,407
Datadog, Inc., Class A
(e)
......... 51,523 4,907,051
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$8,829,800)
(e)(h)(j)
............ 8,829,800 9,257,162
DaVita, Inc.
(e)
................. 13,406 1,071,944
Deere & Co. ................. 32,974 9,874,724
Dell Technologies, Inc., Class C .... 6,738 311,363
Delta Air Lines, Inc.
(e)
........... 28,945 838,537
Devon Energy Corp. ............ 29,338 1,616,817
Dexcom, Inc.
(e)
............... 107,396 8,004,224
Diversey Holdings Ltd.
(e)
......... 502,037 3,313,444
Dominion Energy, Inc. ........... 333 26,577
Domino's Pizza, Inc. ............ 4,584 1,786,431
Dow, Inc. ................... 12,068 622,829
DR Horton, Inc. ............... 189,461 12,540,424
Duke Energy Corp. ............ 339 36,344
Dynatrace, Inc.
(e)
.............. 267,535 10,551,580
Eaton Corp. plc ............... 289 36,411
Edwards Lifesciences Corp.
(e)
..... 124,583 11,846,597
Electronic Arts, Inc. ............ 1,288 156,685
Element Solutions, Inc. .......... 40,785 725,973
Eli Lilly & Co. ................ 15,929 5,164,660
Emerson Electric Co. ........... 8,589 683,169
Energy Transfer LP
(g)
........... 176,712 1,763,586
Epic Games, Inc., (Acquired 07/02/20,
cost $8,212,150)
(d)(e)(h)
......... 11,107 10,329,510
EQT Corp.
(g)
................. 575,175 19,786,020
Equinix, Inc. ................. 799 524,959
Essex Property Trust, Inc. ........ 1,754 458,689
Eversource Energy ............ 5,238 442,454
Excelerate Energy, Inc., Class A
(e)(g)
.. 38,447 765,864
Expedia Group, Inc.
(e)
........... 7,480 709,328
Extra Space Storage, Inc. ........ 5,967 1,015,106
Exxon Mobil Corp. ............. 131,851 11,291,720
F5 Networks, Inc.
(e)
............ 51,358 7,859,828

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Fanatics Holdings Inc., (Acquired
12/15/21, cost $11,574,996)
(d)(e)(h)
. 132,691 $ 8,019,844
Ferguson plc ................. 351 39,320
Fidelity National Information Services,
Inc. ..................... 471 43,177
First Republic Bank ............ 1,376 198,419
FirstEnergy Corp. ............. 1,452 55,742
FleetCor Technologies, Inc.
(e)
...... 138 28,995
Floor & Decor Holdings, Inc., Class A
(e)
21,424 1,348,855
FMC Corp. .................. 8,456 904,877
Ford Motor Co. ............... 261,975 2,915,782
Fortinet, Inc.
(e)
................ 105,790 5,985,598
Fortive Corp. ................. 384,854 20,928,361
Freeport-McMoRan, Inc. ......... 605,468 17,715,994
Gartner, Inc.
(e)
................ 983 237,719
Generac Holdings, Inc.
(e)
......... 11,256 2,370,288
General Dynamics Corp. ......... 4,048 895,620
General Electric Co. ............ 422 26,869
General Motors Co.
(e)
........... 298,717 9,487,252
Genuine Parts Co. ............. 2,023 269,059
Gilead Sciences, Inc. ........... 13,345 824,854
Global Payments, Inc. .......... 339 37,507
Goldman Sachs Group, Inc. (The) .. 201 59,701
Green Plains, Inc.
(e)
............ 32,948 895,197
Halliburton Co. ............... 37,932 1,189,548
Hasbro, Inc. ................. 374 30,623
HCA Healthcare, Inc. ........... 2,839 477,122
Healthpeak Properties, Inc. ....... 12,871 333,488
Henry Schein, Inc.
(e)
............ 512 39,291
Hess Corp. .................. 1,271 134,650
Hewlett Packard Enterprise Co. .... 26,251 348,088
Highland Transcend Partners I Corp.,
Class A
(e)
................. 145,892 1,438,495
Hilton Worldwide Holdings, Inc. .... 100,127 11,158,153
Home Depot, Inc. (The) ......... 72,689 19,936,412
Honeywell International, Inc. ...... 398 69,176
Host Hotels & Resorts, Inc. ....... 1,621 25,417
HP, Inc. .................... 3,934 128,957
Humana, Inc. ................ 81,330 38,068,133
Huntington Ingalls Industries, Inc. ... 876 190,810
IDEXX Laboratories, Inc.
(e)
........ 903 316,709
iHeartMedia, Inc., Class A
(e)
....... 2,519 19,875
Illinois Tool Works, Inc. .......... 259 47,203
Illumina, Inc.
(e)
................ 103 18,989
Informatica, Inc., Class A
(e)(g)
...... 114,354 2,375,133
Intel Corp. .................. 21,888 818,830
Intercontinental Exchange, Inc. .... 11,925 1,121,427
International Flavors & Fragrances, Inc. 99,322 11,831,237
Intuit, Inc. ................... 20,579 7,931,970
Intuitive Surgical, Inc.
(e)
.......... 53,571 10,752,235
IQVIA Holdings, Inc.
(e)
........... 9,297 2,017,356
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(h)
........ 301,223 3
Johnson & Johnson
(i)
........... 120,536 21,396,345
JPMorgan Chase & Co. ......... 10,039 1,130,492
Khosla Ventures Acquisition Co.
(e)
... 124,846 1,217,249
Kinder Morgan, Inc. ............ 27,419 459,542
Laboratory Corp. of America Holdings 2,420 567,151
Lam Research Corp. ........... 1,058 450,867
Latch, Inc., (Acquired 06/04/21, cost
$2,178,410)
(e)(h)
............. 174,273 198,671
Liberty Media Acquisition Corp.
(e)
... 348,622 3,458,330
Liberty Media Corp.-Liberty SiriusXM,
Class A
(e)
................. 193,573 6,976,371
Security
Shares
Shares Value
United States (continued)
Liberty Media Corp.-Liberty SiriusXM,
Class C
(e)
................. 267,867 $ 9,656,605
Lions Gate Entertainment Corp., Class
A
(e)
..................... 125,730 1,170,546
Live Nation Entertainment, Inc.
(e)
... 24,081 1,988,609
LKQ Corp. .................. 3,149 154,584
Lockheed Martin Corp. .......... 1,173 504,343
Loews Corp. ................. 1,593 94,401
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(d)(h)
.............. 57,505 502,019
Lowe's Cos., Inc. .............. 22,731 3,970,424
Lululemon Athletica, Inc.
(e)
........ 1,006 274,246
LyondellBasell Industries NV, Class A 126,570 11,069,812
Marriott International, Inc., Class A .. 443 60,252
Marsh & McLennan Cos., Inc. ..... 189,018 29,345,045
Masco Corp.
(g)
................ 45,305 2,292,433
Masimo Corp.
(e)
............... 14,611 1,909,219
Mastercard, Inc., Class A ......... 114,789 36,213,634
McDonald's Corp. ............. 40,690 10,045,547
Medtronic plc ................ 627 56,273
Merck & Co., Inc. .............. 188,291 17,166,490
Meta Platforms, Inc., Class A
(e)
..... 6,012 969,435
Mettler-Toledo International, Inc.
(e)
.. 615 706,494
MGM Resorts International ....... 20,819 602,710
Micron Technology, Inc. .......... 181,817 10,050,844
Microsoft Corp.
(i)
.............. 339,411 87,170,926
Mid-America Apartment Communities,
Inc. ..................... 167 29,170
Mirion Technologies, Class A (Acquired
10/20/21, cost $7,569,900)
(e)(h)
... 756,990 4,360,262
Mirion Technologies, Inc.
(e)
........ 61,353 353,393
Molina Healthcare, Inc.
(e)
......... 1,081 302,258
MongoDB, Inc.
(e)
.............. 11,341 2,942,990
Moody's Corp. ................ 1,262 343,226
Morgan Stanley ............... 192,253 14,622,763
Mosaic Co. (The) .............. 33,623 1,588,014
Mr Cooper Group, Inc.
(e)
......... 24,501 900,167
MSCI, Inc. .................. 638 262,952
NetApp, Inc. ................. 6,888 449,373
Netflix, Inc.
(e)
................. 885 154,760
Newmont Corp. ............... 454 27,090
NextEra Energy, Inc. ........... 311,880 24,158,225
Nielsen Holdings plc ............ 9,023 209,514
NIKE, Inc., Class B ............ 41,229 4,213,604
Norfolk Southern Corp. .......... 3,174 721,418
Northern Trust Corp. ............ 1,662 160,350
Northrop Grumman Corp. ........ 45,812 21,924,249
NVIDIA Corp. ................ 65,941 9,995,996
Offerpad Solutions, Inc., Class
A (Acquired 09/01/21, cost
$2,483,100)
(e)(h)
............. 248,310 541,316
Okta, Inc., Class A
(e)
............ 14,721 1,330,778
Omnicom Group, Inc. ........... 489 31,105
ONEOK, Inc. ................. 22,859 1,268,675
Opendoor Technologies, Inc.
(e)(g)
.... 192,781 907,999
Oracle Corp. ................. 13,659 954,354
O'Reilly Automotive, Inc.
(e)
........ 3,603 2,276,231
Organon & Co. ............... 747 25,211
Otis Worldwide Corp. ........... 54,248 3,833,706
Palantir Technologies, Inc., Class A
(e)
12,551 113,838
Palo Alto Networks, Inc.
(e)
........ 14,007 6,918,618
Park Hotels & Resorts, Inc. ....... 29,763 403,884
Paycom Software, Inc.
(e)
......... 1,558 436,427
Peloton Interactive, Inc., Class A
(e)
.. 142,125 1,304,708
PepsiCo, Inc. ................ 21,350 3,558,191

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Pfizer, Inc. .................. 5,945 $ 311,696
Phillips 66 ................... 2,127 174,393
Pioneer Natural Resources Co. .... 36,245 8,085,535
Planet Labs Pbc, (Acquired 12/07/21,
cost $2,068,000)
(e)(h)
.......... 165,440 716,355
Playstudios, Inc., (Acquired 06/17/21,
cost $3,467,480)
(e)(h)
.......... 277,748 1,188,761
PNC Financial Services Group, Inc.
(The) .................... 5,454 860,478
Pool Corp. .................. 86 30,206
PPG Industries, Inc. ............ 276 31,558
Progressive Corp. (The) ......... 201 23,370
Prologis, Inc. ................. 4,645 546,484
Proof Acquisition Corp.
(d)(e)
........ 30,948 34,352
Public Service Enterprise Group, Inc. 8,141 515,162
Public Storage ................ 172 53,779
PVH Corp. .................. 2,553 145,266
QUALCOMM, Inc. ............. 265 33,851
Quest Diagnostics, Inc. .......... 1,183 157,315
Raymond James Financial, Inc.
(g)
... 143,553 12,835,074
Raytheon Technologies Corp. ..... 512 49,208
Regeneron Pharmaceuticals, Inc.
(e)
.. 63 37,241
ResMed, Inc. ................ 23,200 4,863,416
Rocket Lab USA, Inc.
(e)(g)
......... 116,700 442,293
Rockwell Automation, Inc. ........ 271 54,013
Roper Technologies, Inc. ......... 207 81,693
Rotor Acquisition Corp.
(d)(e)
........ 29,189 70,054
S&P Global, Inc. .............. 12,164 4,099,998
salesforce.com, Inc.
(e)
........... 177,710 29,329,258
Samsonite International SA
(a)(c)(e)
.... 74,400 147,950
Sarcos Technology & Robotics Corp.
(e)
(g)
...................... 42,794 113,832
Sarcos Technology & Robotics
Corp. , (Acquired 09/24/21, cost
$11,766,520)
(e)(h)
............ 1,176,652 3,129,894
SBA Communications Corp. ...... 3,631 1,162,102
Schlumberger NV ............. 35,124 1,256,034
Schneider Electric SE ........... 5,299 631,405
Seagate Technology Holdings plc ... 7,629 545,016
Seagen, Inc.
(e)
................ 54,837 9,702,859
Sema4 Holdings Corp.
(e)
......... 55,054 69,368
Sempra Energy ............... 201,908 30,340,715
ServiceNow, Inc.
(e)
............. 25,998 12,362,569
Signet Jewelers Ltd. ............ 30,017 1,604,709
Simon Property Group, Inc. ....... 546 51,826
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $301,445)
(d)(e)(h)
... 15,609 149,222
Snowflake, Inc., Class A
(e)(g)
....... 5,859 814,753
Sonder Holdings, Inc., (Acquired
01/14/22, cost $617,997)
(e)(h)
.... 275,263 286,274
Sonos, Inc.
(e)(g)
................ 56,623 1,021,479
Southwest Airlines Co.
(e)
......... 4,744 171,353
Splunk, Inc.
(e)
................ 11,243 994,556
Stanley Black & Decker, Inc. ...... 471 49,389
Starbucks Corp. ............... 156,216 11,933,340
Starwood Property Trust, Inc. ...... 77,063 1,609,846
State Street Corp. ............. 494 30,455
Stellantis NV ................. 31,923 396,316
Stryker Corp. ................ 40,866 8,129,473
Sun Country Airlines Holdings,
Inc., (Acquired 06/25/21, cost
$7,291,224)
(e)(h)
............. 323,187 5,927,250
SVF Investment Corp., (Acquired
06/07/22, cost $1,242,000)
(d)(e)(h)
.. 124,200 1,268,208
Synchrony Financial ............ 16,627 459,238
Security
Shares
Shares Value
United States (continued)
Tapestry, Inc. ................. 8,219 $ 250,844
Target Corp. ................. 15,615 2,205,306
TE Connectivity Ltd.
(g)
........... 133,663 15,123,968
Tesla, Inc.
(e)
.................. 13,032 8,776,009
Texas Instruments, Inc. .......... 310 47,632
Textron, Inc. ................. 1,081 66,017
Thermo Fisher Scientific, Inc. ...... 35,087 19,062,065
TJX Cos., Inc. (The) ............ 199,046 11,116,719
Toast, Inc., Class A
(e)
........... 107,258 1,387,919
Toll Brothers, Inc. .............. 11,348 506,121
TPB Acquisition Corp. I, Class A
(e)
... 63,457 612,995
Tractor Supply Co. ............. 31,286 6,064,791
Trane Technologies plc .......... 3,416 443,636
TransDigm Group, Inc.
(e)
......... 3,499 1,877,808
Travelers Cos., Inc. (The)
(g)
....... 2,944 497,919
Twilio, Inc., Class A
(e)
........... 3,455 289,564
Ulta Beauty, Inc.
(e)
............. 3,789 1,460,584
Union Pacific Corp. ............ 448 95,549
United Airlines Holdings, Inc.
(e)
..... 1,495 52,953
United Parcel Service, Inc., Class B . 131,941 24,084,510
United Rentals, Inc.
(e)
........... 9,573 2,325,377
United States Steel Corp. ........ 77,490 1,387,846
UnitedHealth Group, Inc. ......... 80,812 41,507,468
Univar Solutions, Inc.
(e)
.......... 16,550 411,599
Universal Health Services, Inc., Class B 351 35,349
US Bancorp ................. 43,421 1,998,234
Valero Energy Corp. ............ 221,565 23,547,928
Veeva Systems, Inc., Class A
(e)
.... 765 151,501
VeriSign, Inc.
(e)
............... 24,142 4,039,681
Verisk Analytics, Inc. ............ 20,102 3,479,455
Verizon Communications, Inc. ..... 26,806 1,360,405
Vertex Pharmaceuticals, Inc.
(e)
..... 86 24,234
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $2,650,251)
(h)
.... 967,080 7,949,398
Visa, Inc., Class A ............. 3,278 645,405
VMware, Inc., Class A ........... 1,187 135,294
Vulcan Materials Co. ........... 113,513 16,130,197
Walmart, Inc. ................. 78,832 9,584,395
Walt Disney Co. (The)
(e)
......... 144,514 13,642,122
Waste Connections, Inc. ......... 8,961 1,110,806
Waters Corp.
(e)
............... 1,124 372,022
Wells Fargo & Co. ............. 186,232 7,294,707
Welltower, Inc. ................ 2,053 169,065
West Pharmaceutical Services, Inc. . 1,643 496,794
Western Digital Corp.
(e)
.......... 28,073 1,258,513
Weyerhaeuser Co. ............. 69,439 2,299,820
Williams Cos., Inc. (The) ......... 1,182 36,890
Willis Towers Watson plc ......... 2,220 438,206
WillScot Mobile Mini Holdings Corp.
(e)
61,153 1,982,580
Workday, Inc., Class A
(e)
......... 7,928 1,106,590
WR Berkley Corp. ............. 939 64,096
Xcel Energy, Inc. .............. 966 68,354
XPO Logistics, Inc.
(e)
........... 113,520 5,467,123
Zebra Technologies Corp., Class A
(e)
. 1,037 304,826
Zoetis, Inc. .................. 18,353 3,154,697
Zscaler, Inc.
(e)
................ 28,087 4,199,287
1,715,393,440
Total Common Stocks — 53.9%
(Cost: $2,757,905,364) ........................... 2,538,849,898

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.8%
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 46 $ 45,082
Oafit, 0.00%
,
03/28/26
(d)
......... AUD 2,290 1,553,207
Oceana Australian Fixed Income Trust
(d)
10.00%, 08/31/23 ........... 1,547 1,081,040
10.25%, 08/31/25 ........... 2,870 2,070,484
Quintis Australia Pty. Ltd.
(a)(d)(f)(k)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 16,144,865
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 14,448,961
35,343,639
Belgium — 0.0%
Anheuser-Busch Cos. LLC, 3.65%
,
02/01/26 ................. 1,667 1,639,895
Canada — 0.1%
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 1,745 1,685,713
Royal Bank of Canada
0.65%, 07/29/24 ............ 41 38,524
0.75%, 10/07/24 ............ 104 97,115
1.20%, 04/27/26 ............ 20 17,967
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. 23 22,312
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 1,591 1,558,043
2.80%, 03/10/27 ............ 42 39,297
2.00%, 09/10/31 ............ 318 258,245
3,717,216
China — 0.1%
Agile Group Holdings Ltd., 5.50%
,
04/21/25
(c)
................ 215 70,950
Central China Real Estate Ltd., 7.90%
,
11/07/23
(c)
................. 200 78,350
China Aoyuan Group Ltd.
(c)(e)(l)
7.95%, 02/19/23 ............ 520 47,710
5.98%, 08/18/25 ............ 720 68,310
6.20%, 03/24/26 ............ 887 70,960
China Evergrande Group, 10.00%
,
04/11/23
(c)(e)(l)
............... 322 26,324
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(e)(l)(m)(n)
............ 4,800 5
China SCE Group Holdings Ltd.,
5.95%
,
09/29/24
(c)
........... 323 100,130
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)
................ 403 223,665
Easy Tactic Ltd., 11.63%
,
09/03/24
(c)
. 290 48,629
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
10.88%, 01/09/23 ........... 815 67,237
11.75%, 04/17/23 ........... 716 59,070
Hilong Holding Ltd., 9.75%
,
11/18/24
(c)
270 146,694
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(c)
................ 470 72,518
KWG Group Holdings Ltd., 7.40%
,
03/05/24
(c)
................ 358 73,390
Modern Land China Co. Ltd.
(c)(e)(l)
11.50%, 11/13/22 ........... 200 32,000
9.80%, 04/11/23 ............ 740 118,400
11.95%, 03/04/24 ........... 200 32,000
New Metro Global Ltd., 4.50%
,
05/02/26
(c)
................ 237 111,390
Security
Par (000)
Par (000) Value
China (continued)
NXP BV, 3.25%
,
11/30/51 ........ USD 320 $ 221,577
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 323 54,910
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)
................ 400 96,000
RKPF Overseas 2019 A Ltd., 6.00%
,
09/04/25
(c)
................ 420 205,800
Ronshine China Holdings Ltd.
(c)
7.35%, 12/15/23 ............ 200 25,000
6.75%, 08/05/24 ............ 440 50,600
7.10%, 01/25/25 ............ 723 72,300
Shimao Group Holdings Ltd., 5.60%
,
07/15/26
(c)
................ 300 31,500
Shui On Development Holding Ltd.,
5.50%
,
03/03/25
(c)
........... 284 214,420
Sinic Holdings Group Co. Ltd.
(c)(e)(l)
8.50%, 01/24/22 ............ 270 5,400
10.50%, 06/18/22 ........... 250 5,000
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(c)(o)
................ 200 80,038
Sunac China Holdings Ltd.
(c)(e)(l)
6.65%, 08/03/24 ............ 388 54,320
7.00%, 07/09/25 ............ 444 62,160
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 605 84,700
Wanda Group Overseas Ltd., 8.88%
,
03/21/23
(c)
................ 380 301,150
Yango Justice International Ltd.
(e)(l)
10.25%, 09/15/22 ........... 286 18,912
9.25%, 04/15/23
(c)
........... 327 19,620
7.88%, 09/04/24
(c)
........... 403 24,180
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26
(c)
................ 323 239,020
Yuzhou Group Holdings Co. Ltd.
(c)(e)(l)
8.50%, 02/26/24 ............ 747 52,290
8.38%, 10/30/24 ............ 260 18,200
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)(e)(l)
............... 200 13,000
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(c)
........ 810 731,025
4,128,854
Germany — 0.2%
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24
(a)
................ EUR 4,713 3,765,979
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(a)(b)
.......... 2,093 1,984,990
Deutsche Bank AG, (SOFR + 1.32%),
2.55%
,
01/07/28
(b)
........... USD 525 454,445
Douglas GmbH, 6.00%
,
04/08/26
(a)
.. EUR 2,644 2,133,500
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 9.00% PIK),
10/01/26
(a)(b)(k)
.............. 2,015 1,173,850
9,512,764

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hong Kong — 0.1%
(c)
AIA Group Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.76%), 2.70%
(b)(o)
USD 832 $ 740,480
Bank of East Asia Ltd. (The)
(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.88% ........... 403 396,653
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 403 388,895
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 704 599,301
Li & Fung Ltd., 4.50%
,
08/18/25 .... 220 207,529
Melco Resorts Finance Ltd.
5.25%, 04/26/26 ............ 354 247,800
5.38%, 12/04/29 ............ 453 269,535
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%),
3.80%
,
11/20/29
(b)
........... 700 684,162
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.13%
(b)(o)
413 348,985
NWD MTN Ltd., 4.13%
,
07/18/29 ... 430 379,690
4,263,030
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 797 749,180
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(c)
........... 600 583,612
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 259,500
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(c)
........... 278 216,936
GMR Hyderabad International Airport
Ltd., 4.25%
,
10/27/27
(c)
........ 282 236,668
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
623 527,772
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.93%), 3.70%
(b)(c)
(o)
...................... 400 332,000
Hindustan Petroleum Corp. Ltd.,
4.00%
,
07/12/27
(c)
........... 700 671,475
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(c)
................ 200 187,000
ICICI Bank Ltd., 3.80%
,
12/14/27
(c)
.. 500 480,562
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 282 218,550
JSW Steel Ltd., 5.38%
,
04/04/25
(c)
.. 200 183,750
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.27%), 5.65%
(b)(c)
(o)
...................... 376 347,988
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(c)
................ 220 211,379
ONGC Videsh Vankorneft Pte. Ltd.,
3.75%
,
07/27/26
(c)
........... 600 577,612
Periama Holdings LLC, 5.95%
,
04/19/26
(c)
................ 323 287,470
REC Ltd., 2.75%
,
01/13/27
(c)
...... 580 527,145
REI Agro Ltd.
(e)(l)(m)
5.50%, 11/13/14
(a)
........... 5,549 46,028
5.50%, 11/13/14
(c)(d)
.......... 2,291 —
Security
Par (000)
Par (000) Value
India (continued)
ReNew Power Pvt Ltd., 5.88%
,
03/05/27
(c)
................ USD 403 $ 365,294
Shriram Transport Finance Co. Ltd.
(c)
5.95%, 10/24/22 ............ 323 318,866
5.10%, 07/16/23 ............ 200 192,000
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(c)
........... 640 491,846
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 323 282,282
UPL Corp. Ltd., 4.63%
,
06/16/30
(c)
.. 850 689,988
Vedanta Resources Finance II plc,
13.88%
,
01/21/24
(c)
.......... 726 646,140
9,631,043
Indonesia — 0.1%
(c)
Global Prime Capital Pte. Ltd., 5.95%
,
01/23/25 ................. 323 302,005
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 610 567,400
Minejesa Capital BV, 4.63%
,
08/10/30 716 637,319
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 770 652,479
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 277,780
2,436,983
Italy — 0.4%
Castor SpA
(a)
(EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(b)
......... EUR 2,003 1,937,266
6.00%, 02/15/29 ............ 628 587,058
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... 5,566 5,366,258
Intesa Sanpaolo SpA, (USD Swap
Semi 5 Year + 5.46%), 7.70%
(a)(b)(o)
USD 560 504,419
KME SE, 6.75%
,
02/01/23
(c)
....... EUR 880 893,488
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 2,281 2,065,207
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 1,979,871
Taurus Law 130 Securities S.r.l.,
(Acquired 12/21/21, cost
$5,300,753), 0.00%
,
08/24/26
(b)(d)(h)(m)
4,698 4,923,269
18,256,836
Japan — 0.0%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 526 497,663
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ 803 817,968
1,315,631
Luxembourg — 0.2%
(a)
Garfunkelux Holdco 3 SA
6.75%, 11/01/25 ............ EUR 1,145 1,064,558
7.75%, 11/01/25 ............ GBP 1,946 2,120,135
Herens Midco SARL, 5.25%
,
05/15/29 EUR 2,664 1,821,554
Picard Bondco SA, 5.38%
,
07/01/27 . 1,850 1,734,089
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 1,769 1,598,923
8,339,259
Macau — 0.0%
Champion Path Holdings Ltd., 4.50%
,
01/27/26
(c)
................ USD 323 200,260
MGM China Holdings Ltd.
(c)
5.38%, 05/15/24 ............ 300 253,500
5.88%, 05/15/26 ............ 398 302,181

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Macau (continued)
Sands China Ltd., 4.88%
,
06/18/30
(p)
. USD 430 $ 309,901
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 166,541
1,232,383
Malaysia — 0.1%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 850 771,269
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 279,296
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 620 559,472
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 770 785,304
2,395,341
Netherlands — 0.1%
Cooperatieve Rabobank UA, 4.38%
,
08/04/25 ................. 119 118,001
ING Groep NV
4.63%, 01/06/26
(a)
........... 110 109,751
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
320 313,573
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. 48 43,602
Titan Holdings II BV, 5.13%
,
07/15/29
(a)
EUR 1,384 1,198,725
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(p)
............... USD 662 625,398
2,409,050
Philippines — 0.0%
(b)(c)(o)
Globe Telecom, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.53%), 4.20% . 340 316,200
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50% ................... 323 308,727
624,927
Saudi Arabia — 0.0%
EIG Pearl Holdings SARL, 3.55%
,
08/31/36
(c)
................ 719 616,542
Singapore — 0.0%
(c)
BOC Aviation Ltd., 3.50%
,
09/18/27 . 778 747,123
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(o)
660 622,050
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(o)
363 306,463
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26 ................. 323 269,705
1,945,341
South Korea — 0.1%
(c)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%),
3.38%
,
02/04/32
(b)
........... 700 641,725
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(o)
......... 660 634,549
2.50%, 11/04/30 ............ 400 337,484
LG Chem Ltd., 2.38%
,
07/07/31 .... 720 598,349
Security
Par (000)
Par (000) Value
South Korea (continued)
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(b)(o)
................. USD 440 $ 384,450
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 880 787,107
SK Hynix, Inc., 2.38%
,
01/19/31 .... 700 552,629
3,936,293
Switzerland — 0.0%
Novartis Capital Corp., 3.00%
,
11/20/25 34 33,583
Roche Holdings, Inc., 2.61%
,
12/13/51
(a)
................ 320 232,342
UBS Group AG
(a)(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26 .... 847 843,765
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.00%), 2.10%, 02/11/32 ..... 410 325,532
1,435,222
Thailand — 0.1%
(c)
Bangkok Bank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(o)
.......... 400 364,200
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 200 174,725
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 440 366,932
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(o)
.......... 300 274,931
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 200 180,288
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(o)
282 243,930
Muang Thai Life Assurance PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
3.55%
,
01/27/37
(b)
........... 685 617,829
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(o)
................. 323 294,596
2,517,431
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(f)(l)(m)
........... 21,400 1,658,500
United Kingdom — 0.5%
AstraZeneca plc
1.38%, 08/06/30 ............ 318 261,020
2.13%, 08/06/50 ............ 320 213,660
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 2,882 2,734,688
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 3,843 2,929,840
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 2,585 2,218,438

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 1,458 $ 1,310,203
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(a)
........... GBP 781 746,308
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 5,942 5,731,296
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 1,561 1,548,798
HSBC Holdings plc, (SOFR + 0.71%),
0.98%
,
05/24/25
(b)
........... 552 514,699
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... GBP 1,644 1,945,106
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,512 1,400,007
6.50%, 02/15/27 ............ GBP 1,817 1,931,374
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 119 117,692
Lloyds Banking Group plc, 4.65%
,
03/24/26 ................. 255 249,833
NatWest Group plc, 5.13%
,
05/28/24 119 119,525
Sky Ltd., 3.75%
,
09/16/24
(a)
....... 78 77,745
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.13%
,
06/04/81
(b)
................ 610 456,208
Wheel Bidco Ltd., 6.75%
,
07/15/26
(a)
. GBP 909 882,122
25,388,562
United States — 3.6%
AbbVie, Inc.
3.80%, 03/15/25 ............ USD 24 23,808
3.60%, 05/14/25 ............ 2,392 2,353,103
3.20%, 05/14/26 ............ 47 45,274
4.25%, 11/21/49 ............ 1,307 1,160,265
Aetna, Inc., 3.50%
,
11/15/24 ...... 146 144,244
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 211 177,248
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 2,757 2,231,279
Alexandria Real Estate Equities, Inc.,
1.88%
,
02/01/33 ............ 318 239,104
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
4,442 4,386,475
Allstate Corp. (The), 1.45%
,
12/15/30 318 252,632
Alphabet, Inc.
1.10%, 08/15/30 ............ 323 265,094
2.25%, 08/15/60 ............ 166 107,852
Amazon.com, Inc., 2.70%
,
06/03/60 . 320 216,745
American Express Co.
2.25%, 03/04/25 ............ 40 38,427
4.05%, 05/03/29 ............ 941 922,602
American Tower Corp.
3.38%, 05/15/24 ............ 1,867 1,839,713
1.88%, 10/15/30 ............ 318 247,392
3.10%, 06/15/50 ............ 320 221,213
Amgen, Inc.
1.90%, 02/21/25 ............ 39 37,217
3.13%, 05/01/25 ............ 222 217,616
2.00%, 01/15/32 ............ 318 258,811
2.77%, 09/01/53 ............ 320 215,900
Amphenol Corp.
4.35%, 06/01/29 ............ 21 20,630
2.20%, 09/15/31 ............ 318 259,585
Apple, Inc., 2.40%
,
08/20/50 ...... 320 224,573
Aptiv plc, 3.10%
,
12/01/51 ........ 320 206,379
Ardagh Metal Packaging Finance USA
LLC, 6.00%
,
06/15/27
(a)
....... 376 372,138
AT&T, Inc., 1.70%
,
03/25/26 ...... 1,368 1,249,911
Security
Par (000)
Par (000) Value
United States (continued)
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 788 $ 514,170
Bank of America Corp.
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 60 59,134
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
2,389 2,376,865
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 143 136,208
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
89 82,810
3.38%, 04/02/26 ............ 1,455 1,410,338
3.50%, 04/19/26 ............ 46 44,815
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. 43 38,538
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 98 93,970
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 42 40,037
(SOFR + 1.37%), 1.92%, 10/24/31
(b)
318 254,015
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
320 227,192
Bank of New York Mellon Corp. (The)
3.85%, 04/26/29 ............ 2,634 2,555,225
1.65%, 01/28/31 ............ 318 257,383
Becton Dickinson and Co., 1.96%
,
02/11/31 .................. 318 256,683
Berry Global, Inc., 4.88%
,
07/15/26
(a)
91 86,847
Blackstone Holdings Finance Co. LLC,
2.00%
,
01/30/32
(a)
........... 318 252,671
Boston Properties LP
2.75%, 10/01/26 ............ 1,012 943,265
2.55%, 04/01/32 ............ 318 253,078
Bristol-Myers Squibb Co.
3.25%, 02/27/27 ............ 76 74,527
1.45%, 11/13/30 ............ 318 261,250
2.55%, 11/13/50 ............ 320 226,390
Broadcom, Inc.
3.15%, 11/15/25 ............ 1,229 1,183,563
2.45%, 02/15/31
(a)
........... 318 255,493
4.93%, 05/15/37
(a)
........... 604 541,512
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 346 252,580
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 497 452,270
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 38 38,522
3.45%, 02/13/26 ............ 74 73,180
1.65%, 03/11/31 ............ 318 254,781
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 1,160 1,162,691
4.20%, 03/15/28 ............ 226 211,152
2.80%, 04/01/31 ............ 318 254,673
3.85%, 04/01/61 ............ 320 210,443
Cheniere Energy, Inc., 4.63%
,
10/15/28 775 697,942
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 16 15,200
Cigna Corp., 1.25%
,
03/15/26 ..... 63 56,833
Cisco Systems, Inc., 2.50%
,
09/20/26 21 20,173
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(b)
......... 237 232,130
(SOFR + 0.67%), 0.98%, 05/01/25
(b)
181 169,566
(SOFR + 1.37%), 4.14%, 05/24/25
(b)
463 461,109
(SOFR + 1.53%), 3.29%, 03/17/26
(b)
1,901 1,837,866
3.40%, 05/01/26 ............ 16 15,454
Clorox Co. (The), 1.80%
,
05/15/30 .. 318 260,065

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Coca-Cola Co. (The)
1.38%, 03/15/31 ............ USD 318 $ 258,851
2.50%, 03/15/51 ............ 320 231,751
Comcast Corp.
3.95%, 10/15/25 ............ 124 124,489
3.55%, 05/01/28 ............ 20 19,387
1.50%, 02/15/31 ............ 318 255,574
2.45%, 08/15/52 ............ 320 212,388
Conagra Brands, Inc., 4.30%
,
05/01/24 72 72,276
Costco Wholesale Corp., 1.75%
,
04/20/32 ................. 318 261,591
Crown Castle International Corp.
3.70%, 06/15/26 ............ 1,231 1,187,563
2.50%, 07/15/31 ............ 318 260,217
CSX Corp., 2.50%
,
05/15/51 ...... 320 215,294
CVS Health Corp.
2.88%, 06/01/26 ............ 392 373,047
1.75%, 08/21/30 ............ 318 254,699
5.05%, 03/25/48 ............ 1,410 1,349,720
Danaher Corp., 2.80%
,
12/10/51 ... 320 230,522
Deere & Co., 2.75%
,
04/15/25 ..... 206 201,493
Dell International LLC
6.02%, 06/15/26 ............ 840 871,884
3.45%, 12/15/51
(a)
........... 320 216,505
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 1,340 1,050,346
Duke Realty LP, 2.25%
,
01/15/32 ... 318 264,838
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 2,043 1,933,189
eBay, Inc., 1.90%
,
03/11/25 ....... 42 39,452
Elevance Health, Inc., 2.38%
,
01/15/25 28 26,956
Eli Lilly & Co., 2.25%
,
05/15/50 .... 320 226,174
Equinix, Inc.
1.45%, 05/15/26 ............ 1,068 948,019
2.50%, 05/15/31 ............ 477 386,519
3.00%, 07/15/50 ............ 160 109,544
Expedia Group, Inc., 2.95%
,
03/15/31 318 252,937
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 31 27,410
Fiserv, Inc., 3.20%
,
07/01/26 ...... 323 305,843
Freed Corp., 10.00%
,
12/01/23
(d)
... 3,811 3,677,615
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 1,177 1,015,351
8.25%, 04/15/25 ............ 1,030 866,936
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 754 754,000
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 1,139 1,024,078
5.00%, 05/01/28 ............ 1,169 993,650
6.75%, 05/01/29 ............ 2,148 1,766,730
Frontier Communications Holdings
LLC, 8.75%
,
05/15/30
(a)
....... 1,199 1,212,177
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,247,230
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 79 63,143
GATX Corp., 3.50%
,
03/15/28 ..... 29 27,115
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 278,130
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 1,477 1,409,570
2.70%, 08/20/27 ............ 1,989 1,750,115
2.35%, 01/08/31 ............ 318 246,540
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
35 34,804
Gilead Sciences, Inc.
1.65%, 10/01/30 ............ 318 260,565
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 03/01/46 ............ USD 1,247 $ 1,195,462
2.80%, 10/01/50 ............ 320 223,309
Global Payments, Inc., 2.65%
,
02/15/25 ................. 149 142,195
Goldman Sachs Group, Inc. (The)
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
54 49,127
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
1,605 1,429,508
2.38%, 07/21/32 ............ 318 257,153
(SOFR + 1.47%), 2.91%, 07/21/42
(b)
318 232,195
GSK Consumer Healthcare Capital UK
plc, 3.13%
,
03/24/25
(a)
........ 1,692 1,647,761
GSK Consumer Healthcare Capital
US LLC
(a)
3.02%, 03/24/24 ............ 465 458,048
3.38%, 03/24/27 ............ 1,051 1,005,944
HCA, Inc.
5.25%, 04/15/25 ............ 1,395 1,397,170
2.38%, 07/15/31 ............ 318 247,949
3.50%, 07/15/51 ............ 320 218,540
Home Depot, Inc. (The)
1.38%, 03/15/31 ............ 318 256,194
2.38%, 03/15/51 ............ 320 216,400
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 5,001 4,719,944
HP, Inc., 3.00%
,
06/17/27 ........ 74 68,416
Humana, Inc., 1.35%
,
02/03/27 .... 25 21,858
Intel Corp.
3.40%, 03/25/25 ............ 368 367,402
3.10%, 02/15/60 ............ 61 43,555
Intercontinental Exchange, Inc.
1.85%, 09/15/32 ............ 318 248,367
3.00%, 09/15/60 ............ 320 215,606
International Business Machines Corp.
3.30%, 05/15/26 ............ 1,457 1,421,065
2.95%, 05/15/50 ............ 320 231,692
Johnson & Johnson, 2.25%
,
09/01/50 320 223,436
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 60 56,088
(SOFR + 0.61%), 1.56%, 12/10/25 219 204,596
(SOFR + 1.85%), 2.08%, 04/22/26 1,980 1,851,444
(SOFR + 1.32%), 4.08%, 04/26/26 1,502 1,483,265
(SOFR + 1.56%), 4.32%, 04/26/28 1,581 1,554,955
(3 Month CME Term SOFR +
1.11%), 1.76%, 11/19/31 ..... 318 251,461
(SOFR + 1.51%), 2.53%, 11/19/41 638 456,456
Kilroy Realty LP, 2.50%
,
11/15/32 ... 318 248,193
Kimco Realty Corp., 2.25%
,
12/01/31 318 255,637
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
361 343,894
Kraft Heinz Foods Co.
3.00%, 06/01/26 ............ 1,004 945,865
4.38%, 06/01/46 ............ 1,379 1,149,266
Lam Research Corp., 3.75%
,
03/15/26 166 165,593
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... 884 623,220
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 216 168,480
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 809 563,279
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 29 29,096
3.35%, 04/01/27 ............ 758 729,445
1.70%, 10/15/30 ............ 318 255,000
3.00%, 10/15/50 ............ 320 222,969
4.25%, 04/01/52 ............ 1,619 1,401,969

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ USD 1,378 $ 1,160,028
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 221 226,056
Magallanes, Inc.
(a)
3.43%, 03/15/24 ............ 499 489,186
3.64%, 03/15/25 ............ 626 606,287
McDonald's Corp., 3.30%
,
07/01/25 . 53 52,650
Merck & Co., Inc.
2.75%, 02/10/25 ............ 373 368,542
2.45%, 06/24/50 ............ 320 224,728
Meritor, Inc., 4.50%
,
12/15/28
(a)
.... 18 17,331
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... 24 21,737
Microsoft Corp., 2.68%
,
06/01/60 ... 320 229,426
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
37 32,894
Mondelez International, Inc., 1.50%
,
02/04/31 ................. 318 249,317
Moody's Corp.
2.55%, 08/18/60 ............ 78 48,606
3.10%, 11/29/61 ............ 242 165,936
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
1,965 1,939,840
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
464 431,945
3.13%, 07/27/26 ............ 1,726 1,646,510
3.63%, 01/20/27 ............ 140 135,598
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
46 40,343
(SOFR + 1.03%), 1.79%, 02/13/32
(b)
318 250,138
(SOFR + 1.43%), 2.80%, 01/25/52
(b)
320 222,165
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 260 221,445
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 203 176,090
5.50%, 08/15/28 ............ 1,040 834,224
5.13%, 12/15/30 ............ 914 683,243
Nestle Holdings, Inc., 2.50%
,
09/14/41
(a)
................ 409 311,483
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 494 403,845
Northern Trust Corp., 4.00%
,
05/10/27 1,005 1,011,049
OA Leasing Corp., 8.00%
,
01/21/24
(d)
AUD 428 291,933
Oncor Electric Delivery Co. LLC,
5.75%
,
03/15/29 ............ USD 43 46,449
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,296,982
Oracle Corp.
3.40%, 07/08/24 ............ 243 239,530
2.50%, 04/01/25 ............ 1,540 1,463,180
3.60%, 04/01/50 ............ 320 222,291
3.95%, 03/25/51 ............ 1,267 930,607
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 766 593,486
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 269 282,342
PepsiCo, Inc., 2.38%
,
10/06/26 .... 68 65,130
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 1,710 1,358,105
7.25%, 03/15/29 ............ 1,392 1,053,104
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 471 388,575
PNC Bank NA
3.25%, 06/01/25 ............ 1,296 1,275,735
4.20%, 11/01/25 ............ 96 95,895
Security
Par (000)
Par (000) Value
United States (continued)
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ USD 29 $ 27,426
1.25%, 08/16/26 ............ 27 23,889
QUALCOMM, Inc., 1.65%
,
05/20/32 . 318 256,828
Regions Financial Corp., 2.25%
,
05/18/25 ................. 55 52,471
Republic Services, Inc., 1.45%
,
02/15/31 ................. 318 249,639
RMIT Cash Management LLC, Series
2021-3, 0.00%
,
10/17/33
(d)
..... 5,969 5,701,547
Roper Technologies, Inc., 1.75%
,
02/15/31 ................. 318 247,785
Royalty Pharma plc, 2.15%
,
09/02/31 318 248,130
Ryder System, Inc., 2.50%
,
09/01/24 70 67,532
S&P Global, Inc., 1.25%
,
08/15/30 .. 318 251,711
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 1,042 1,004,019
Salesforce, Inc., 2.90%
,
07/15/51 ... 320 241,986
Service Properties Trust
4.50%, 06/15/23 ............ 417 387,654
4.50%, 03/15/25 ............ 485 383,109
7.50%, 09/15/25 ............ 1,040 952,900
Sherwin-Williams Co. (The), 2.20%
,
03/15/32 ................. 318 255,898
Simon Property Group LP, 3.38%
,
10/01/24 ................. 42 41,421
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... 166 102,047
Talen Energy Supply LLC
(a)(e)(l)
7.25%, 05/15/27 ............ 1,168 1,150,071
6.63%, 01/15/28 ............ 1,718 1,663,490
7.63%, 06/01/28 ............ 683 669,465
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 2,292 2,164,148
Tenet Healthcare Corp., 6.13%
,
06/15/30
(a)
................ 1,084 1,000,077
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 6.75%
,
09/30/24
(a)
(b)
...................... 2,870 2,753,389
Thermo Fisher Scientific, Inc., 1.22%
,
10/18/24 ................. 22 20,843
T-Mobile USA, Inc.
3.50%, 04/15/25 ............ 1,683 1,646,041
2.25%, 11/15/31 ............ 318 258,094
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 119 113,451
3.05%, 03/22/27 ............ 70 67,301
1.90%, 09/12/31 ............ 318 260,791
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 7,658 7,380,397
Truist Bank
3.30%, 05/15/26 ............ 210 202,410
3.80%, 10/30/26 ............ 243 237,448
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 47 46,237
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 99 96,878
2.90%, 05/15/50 ............ 320 239,656
US Bancorp
3.10%, 04/27/26 ............ 60 57,831
3.90%, 04/26/28 ............ 1,020 1,008,304
Verizon Communications, Inc.
2.63%, 08/15/26 ............ 1,006 950,447
1.68%, 10/30/30 ............ 318 256,281
2.99%, 10/30/56 ............ 320 222,167
Visa, Inc.
1.10%, 02/15/31 ............ 318 254,401

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
2.00%, 08/15/50 ............ USD 320 $ 212,237
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 2,339 2,199,268
VMware, Inc., 2.20%
,
08/15/31 .... 318 250,402
Walmart, Inc., 2.65%
,
09/22/51 .... 320 240,566
Walt Disney Co. (The), 2.75%
,
09/01/49 ................. 320 228,414
Waste Management, Inc., 1.50%
,
03/15/31 ................. 318 253,006
Wells Fargo & Co., (LIBOR USD 3
Month + 0.75%), 2.16%
,
02/11/26
(b)
698 656,026
Welltower, Inc., 4.50%
,
01/15/24 ... 1,153 1,159,540
Western Alliance Bancorp, 6.47%
,
12/30/24
(a)(b)
............... 11,150 11,143,526
Western Digital Corp., 4.75%
,
02/15/26 284 270,967
Workday, Inc., 3.50%
,
04/01/27 .... 502 480,060
WRKCo, Inc., 4.90%
,
03/15/29 ..... 39 39,117
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 1,700 1,581,306
5.50%, 08/15/28 ............ 910 760,822
170,827,386
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(c)
........... 645 518,943
Zambia — 0.0%
First Quantum Minerals Ltd., 6.88%
,
10/15/27
(a)
................ 1,012 900,680
Total Corporate Bonds — 6.7%
(Cost: $395,430,148) ............................. 314,991,751
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 6 Month + 4.85%),
5.10%
,
 10/02/28
(b)
........... EUR 4,443 4,260,270
Canada — 0.1%
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25
(b)
..... 6,303 6,197,660
France — 0.2%
Babilou Family, Facility Term Loan,
(EURIBOR 1 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... 7,151 6,912,888
Jersey, Channel Islands — 0.1%
(b)(d)(q)
Vita Global FinCo Ltd., Facility Term
Loan, 07/06/27 ............. GBP 1,351 1,609,593
Vita Global Finco Ltd., Term Loan,
01/01/28 ................. EUR 2,252 2,309,446
3,919,039
Luxembourg — 0.2%
(b)
CatLuxe SARL, Facility Term Loan
B1, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 1,781 1,281,376
CatLuxe SARL, Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 10/02/24 ............ 4,496 3,234,947
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 05/05/28 ............ USD 1,602 $ 1,524,863
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00% - 15.00%
,
 01/01/28
(d)
501 493,714
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
01/01/28
(d)(q)
............... 3,253 3,204,301
9,739,201
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
01/01/28
(d)(q)
............... EUR 5,188 5,042,152
Median BV, Facility Term Loan B1,
10/14/27
(q)
................ 3,032 2,931,100
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 9,179 8,519,514
16,492,766
Spain — 0.1%
Challenger, Term Loan, (EURIBOR
1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(b)(d)
......... 6,501 6,693,091
United Kingdom — 0.2%
(b)
Constellation Automotive Ltd., Facility
2nd Lien Term Loan, (LIBOR GBP 6
Month + 7.50%), 8.69%
,
 07/27/29 GBP 918 994,711
Mercia, Term Loan A1, 01/01/28
(d)(q)
.. 2,412 2,936,155
Mercia, Term Loan A2, 01/01/28
(d)(q)
.. 4,976 6,057,061
Mercia, Term Loan B1, 01/01/28
(d)(q)
.. 280 341,040
10,328,967
United States — 2.3%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
5.92% - 6.50%
,
 05/17/28
(b)
..... USD 1,289 992,184
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 6.26%
,
 02/02/26
(b)
..... 2,465 2,218,436
Altar BidCo, Inc., 1st Lien Term Loan,
02/01/29
(b)(q)
............... 2,116 1,940,803
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 7.05%
,
 12/30/27
(b)
..... 2,492 2,323,388
Avaya, Inc., Term Loan, 12/15/27
(b)(d)(q)
280 253,400
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
5.57%
,
 12/15/27
(b)
........... 923 691,939
Avaya, Inc., Term Loan B2, 12/15/27
(b)(q)
472 355,988
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 4.17%
,
 03/01/24
(b)
..... 497 482,855
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... 594 525,416
CML ST Regis Aspen, Term Loan,
01/01/28
(b)(d)(q)
.............. 4,793 4,707,546
CML Trigrams, Term Loan, 09/15/24
(b)(d)
(q)
...................... 18,809 18,643,184

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
6.67%
,
 08/02/27
(b)
........... USD 1,329 $ 1,219,928
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
6.92%
,
 12/21/28
(b)
........... 814 710,439
DS Parent, Inc., Term Loan B,
12/10/28
(b)(q)
............... 1,270 1,215,347
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
9.75%
,
 05/01/28
(b)
........... 1,666 1,623,606
Emerald Technologies US
Acquisitionco, Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
7.88%
,
 12/29/27
(b)
........... 988 948,283
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.92%
,
 02/28/28
(b)
2,674 2,543,865
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 6.06%
,
 05/01/28
(b)
1,890 1,764,039
Galaxy Brands, Term Loan, 01/01/38
(b)
(d)(q)
..................... 4,773 4,653,522
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.35%
,
 08/31/27
(b)
........... 2,786 2,110,197
Green Plains Operating Co. LLC, Term
Loan, 07/20/26
(b)(d)(q)
.......... 3,503 3,437,967
Hilton Worldwide Finance LLC, Term
Loan B2, 06/22/26
(b)(q)
......... 4,434 4,253,396
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(b)(d)
.... 606 557,227
Informatica LLC, Term Loan, 10/27/28
(b)
(q)
...................... 1,865 1,766,334
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
6.25%
,
 04/26/28
(b)
........... 913 868,639
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.42%
,
 10/04/28
(b)(d)
.......... 471 442,821
Kronos Acquisition Holdings, Inc., Term
Loan, 12/22/26
(b)(q)
........... 431 421,706
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(q)
........... 3,321 2,713,514
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, 01/01/38
(b)
(d)(q)
..................... 4,340 4,318,573
Maverick Gaming LLC, Facility Term
Loan B, 09/03/26
(b)(q)
.......... 780 711,178
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, 06/02/28
(b)(q)
.... 108 99,964
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
8.15%
,
 01/24/30
(b)(d)
.......... 119 107,052
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(d)(q)(r)
...... 11,924 11,291,939
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 1,593 1,493,173
ProFrac Holdings II LLC, Term Loan,
03/04/25
(b)(d)(q)
.............. 1,307 1,281,036
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 03/10/28
(b)
2,914 2,725,700
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.93%
,
 04/27/28
(b)
..... USD 3,201 $ 2,741,839
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.97%
,
 04/27/29
(b)
..... 1,749 1,497,323
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, 03/16/27
(b)(q)
......... 1,784 1,587,353
Sheraton Austin, Term Loan, 01/01/28
(b)
(d)(q)
..................... 4,499 4,429,250
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/03/28
(b)
........... 942 718,953
Sonder Corp., Term Loan,
7 . 93% ,  01/19/27
(b)(d)
.......... 4,465 4,040,409
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 4.25%
,
 06/08/28
(b)
276 259,636
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 5.60%
,
 10/06/28
(b)
..... 539 441,274
The Vinoy St. Petersburg, Term Loan,
01/01/38
(b)(d)(q)
.............. 5,758 5,711,566
Vaco Holdings LLC, Term Loan,
(SOFR 3 Month + 5.00%),
7.20%
,
 01/21/29
(b)
........... 977 937,090
108,779,277
Total Floating Rate Loan Interests — 3.7%
(Cost: $189,404,715) ............................. 173,323,159
Foreign Agency Obligations
India — 0.0%
(c)
Oil India Ltd., 5.13%
,
02/04/29 ..... 370 364,751
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 810 755,730
1,120,481
Total Foreign Agency Obligations — 0.0%
(Cost: $1,288,756) .............................. 1,120,481
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic
1.00%, 07/09/29 ............ 875 204,400
0.50%, 07/09/30
(p)
........... 8,318 1,817,407
1.13%, 07/09/35
(p)
........... 10,268 2,146,018
2.00%, 01/09/38
(p)
........... 3,485 1,010,549
5,178,374
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 3,467 3,068,252
Canada — 0.5%
Canadian Government Bond, 0.25%
,
03/01/26 ................. CAD 32,542 22,815,552
India — 0.0%
(c)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 ................. USD 220 217,069
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30 ............ 723 628,016
845,085

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
(c)
Perusahaan Penerbit SBSN Indonesia
III
4.45%, 02/20/29 ............ USD 300 $ 296,400
2.80%, 06/24/30 ............ 650 570,294
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
5.45%, 05/21/28 ............ 520 523,835
5.38%, 01/25/29 ............ 280 277,581
Republic of Indonesia, 8.50%
,
10/12/35 250 314,500
1,982,610
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(c)
300 240,033
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 467 319,946
Spain — 0.2%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 6,689 7,272,603
Total Foreign Government Obligations — 0.9%
(Cost: $60,204,542) .............................. 41,722,455
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(g)
................... 46,596 5,975,471
Industrial Select Sector SPDR Fund
(g)
28,211 2,463,949
Invesco QQQ Trust 1, Series 1 ..... 35,000 9,809,800
iShares China Large-Cap ETF
(f)(g)
... 82,636 2,802,187
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(g)
....... 6,529 718,386
iShares Latin America 40 ETF
(f)
.... 86,975 1,960,416
iShares MSCI Brazil ETF
(f)(g)
....... 98,551 2,699,312
iShares MSCI Emerging Markets ETF
(f)
12,710 509,671
iShares Nasdaq Biotechnology ETF
(f)
4,626 544,156
KraneShares Bosera MSCI China A
ETF
(g)
................... 35,158 1,364,482
KraneShares CSI China Internet ETF
(g)
259,680 8,507,117
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 60,012 5,443,688
SPDR Gold Shares
(i)(j)
........... 62,317 10,497,922
United States Oil Fund LP ........ 47,799 3,840,650
VanEck Vectors Semiconductor ETF
(g)
6,571 1,338,710
Total Investment Companies — 1.2%
(Cost: $64,046,722) .............................. 58,475,917
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
United States — 0.9%
Connecticut Avenue Securities Trust
(a)(b)
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 4.03%,
10/25/41 ............... USD 894 765,811
Series 2022-R01, Class 1B1,
(SOFR30A + 3.15%), 4.08%,
12/25/41 ............... 413 352,747
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
(a)(b)
Series 2021-DNA6, Class B1,
(SOFR30A + 3.40%), 4.33%,
10/25/41 ............... USD 1,517 $ 1,297,727
Series 2022-DNA1, Class B1,
(SOFR30A + 3.40%), 4.33%,
01/25/42 ............... 482 406,078
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.93%,
12/25/50 ............... 578 482,966
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 4.43%,
10/25/33 ............... 1,427 1,229,376
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.93%,
08/25/33 ............... 1,056 825,390
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.93%,
08/25/33 ............... 474 363,472
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2021-DNA2, Class B1, (SOFR30A +
3.40%), 4.33%, 08/25/33
(a)(b)
.... 620 537,973
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
4.58%, 11/25/41
(a)(b)
.......... 1,500 1,283,517
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 16,189 13,832,371
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 6,457 5,832,704
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,705,030
MCM, Series 2021-VFN1,  3.00%,
08/28/28
(d)
................ 1,451 971,885
MCM Trust, Series 2021-VFN1,  3.00%,
08/25/28
(d)
................ 2,873 2,811,811
TVC DSCR,   2.38%, 02/01/51
(d)
.... 6,617 6,401,100
TVC Holding,   2.38%, 02/01/51
(d)
... 1,654 2,085,618
41,185,576
Commercial Mortgage-Backed Securities — 2.5%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (TSFR1M + 2.25%), 3.76%,
01/19/37
(a)(b)
............... 1,745 1,732,514
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (TSFR1M + 3.37%), 4.65%,
12/15/34
(a)(b)(d)
.............. 1,913 1,778,977

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States — 2.5%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... USD 1,182 $ 1,102,400
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 4.42%, 04/15/34
(a)
(b)
...................... 1,364 1,292,966
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 281,175
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(b)
.... 255 235,109
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (LIBOR
USD 1 Month + 1.05%), 2.67%,
11/25/35 ............... 126 112,016
Series 2006-3A, Class M1, (LIBOR
USD 1 Month + 0.51%), 2.13%,
10/25/36 ............... 146 135,463
BBCMS Mortgage Trust, Series 2017-
DELC, Class E, (LIBOR USD 1
Month + 2.50%), 3.82%, 08/15/36
(a)
(b)
...................... 435 410,947
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 2.42%,
04/15/36 ............... 1,204 1,139,976
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 2.67%,
04/15/36 ............... 1,500 1,400,220
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.92%,
04/15/36 ............... 1,378 1,277,429
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/36 ............... 1,194 1,101,980
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 4.22%,
04/15/36 ............... 1,141 1,051,643
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 5.12%,
04/15/36 ............... 1,291 1,191,554
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 6.23%,
04/15/36 ............... 915 845,982
BHMS
(a)(b)
Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 2.57%,
07/15/35 ............... 1,722 1,655,444
Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 3.22%,
07/15/35 ............... 653 617,298
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A,
(TSFR1M + 1.77%), 2.27%,
05/15/39
(a)(b)
............... 554 542,934
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 922,365
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 3.62%,
10/15/36 ............... 2,197 2,081,274
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.97%,
10/15/36 ............... 3,494 3,284,671
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-VKNG, Class G,
(LIBOR USD 1 Month + 3.25%),
4.57%, 10/15/37 .......... USD 353 $ 327,951
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 3.49%,
10/15/36 ............... 3,273 3,042,090
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 4.14%,
12/15/38 ............... 2,905 2,700,365
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 2.23%,
02/15/33
(d)
.............. 4,847 4,689,829
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 3.47%,
02/15/33
(d)
.............. 2,843 2,750,159
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 5.57%,
02/15/33
(d)
.............. 1,877 1,815,913
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 4.13%,
05/15/38 ............... 3,234 2,911,024
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 3.57%,
10/15/38 ............... 3,400 3,186,235
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,451,836
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 3.57%,
10/15/36 ............... 2,038 1,899,894
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
3.57%, 01/15/34 .......... 824 770,792
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 4.32%,
01/15/34 ............... 1,282 1,191,479
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
4.12%, 06/15/38 .......... 4,320 3,973,644
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 3.47%,
12/15/37
(a)(b)
............... 559 536,912
CFCRE Commercial Mortgage Trust
(a)
Series 2018-TAN, Class C, 5.29%,
02/15/33 ............... 350 346,452
Series 2018-TAN, Class E, 6.66%,
02/15/33
(b)
.............. 396 390,699
Commercial Mortgage Trust, Series
2014-CR17, Class C, 4.94%,
05/10/47
(b)
................ 352 340,778
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 3.67%, 12/15/31
(a)
(b)
...................... 437 401,866
Credit Suisse Mortgage Capital
Certificates
Series 2015-RPL1,  0.00%,
02/15/24
(b)
.............. 2,798 2,771,228
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 2.75%,
05/15/36
(a)(b)
............. 471 459,424
Series 2019-ICE4, Class D, (LIBOR
USD 1 Month + 1.60%), 2.92%,
05/15/36
(a)(b)
............. 1,569 1,525,537

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 3.47%,
05/15/36
(a)(b)
............. USD 1,393 $ 1,336,878
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 3.97%,
05/15/36
(a)(b)
............. 2,083 1,979,010
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
.............. 1,074 990,611
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
.............. 326 310,062
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 3,204 2,804,368
CSMC Trust, Series 2020-FACT, Class
E, (LIBOR USD 1 Month + 4.86%),
6.19%, 10/15/37
(a)(b)
.......... 438 415,940
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 2.49%,
05/15/35 ............... 480 466,283
Series 2018-BIOD, Class F, (LIBOR
USD 1 Month + 2.00%), 3.19%,
05/15/35 ............... 1,719 1,620,330
DBWF Mortgage Trust
(a)(b)
Series 2018-GLKS, Class B, (LIBOR
USD 1 Month + 1.35%), 2.95%,
12/19/30 ............... 562 541,103
Series 2018-GLKS, Class C, (LIBOR
USD 1 Month + 1.75%), 3.35%,
12/19/30 ............... 447 427,804
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (LIBOR
USD 1 Month + 2.67%), 3.99%,
11/15/38
(a)(b)
............... 1,460 1,343,037
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 3.58%,
07/15/38 ............... 3,376 3,257,527
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 4.17%,
07/15/38 ............... 2,187 2,089,778
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 3.67%,
02/15/38
(a)(b)
............... 270 256,402
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 4.26%,
11/15/36 ............... 2,822 2,647,225
Series 2021-ROSS, Class A,
(LIBOR USD 1 Month + 1.15%),
2.48%, 05/15/26 .......... 381 367,380
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,042,631
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 279,355
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 3.77%,
04/15/38 ............... 1,975 1,826,196
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 4.27%,
04/15/38 ............... 2,076 1,906,916
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)
Series 2018-WPT, Class DFL,
(LIBOR USD 1 Month + 2.50%),
3.62%, 07/05/33
(b)
......... USD 438 $ 431,609
Series 2018-WPT, Class DFX,
5.35%, 07/05/33 .......... 269 264,479
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 4.32%,
07/15/36
(b)
.............. 1,629 1,496,991
Series 2022-OPO, Class C, 3.56%,
01/05/39
(b)
.............. 700 622,986
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 3.67%, 03/15/38
(a)(b)
.... 3,874 3,606,746
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
4.07%, 10/15/38
(a)(b)
.......... 344 320,231
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 5.33%,
11/15/38 ............... 3,635 3,398,878
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
6.58%, 11/15/38 .......... 3,909 3,519,602
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/38 ............... 4,135 3,891,432
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.92%,
04/15/38 ............... 3,179 2,955,302
MHP, Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
4.07%, 07/15/38
(a)(b)
.......... 870 795,138
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, 4.48%, 05/15/48
(b)
......... 176 166,215
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 531,093
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 4.67%,
07/15/38
(a)(b)
............... 414 382,891
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 3.95%,
11/15/38 ............... 2,175 2,006,073
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 3.94%,
11/15/36 ............... 1,014 946,848
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
3.25%, 07/15/36
(a)(b)
.......... 724 672,935
TPGI Trust, Series 2021-DGWD, Class
F, (LIBOR USD 1 Month + 3.00%),
4.32%, 06/15/26
(a)(b)
.......... 918 842,100
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 289,912
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.19%, 08/10/49
(a)(b)
.......... 464 462,224
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 518,527

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... USD 886 $ 867,730
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 827 750,454
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 553,206
115,369,391
118,880,882
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.38%,
02/15/54 ................. 14,184 1,049,471
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.84%,
12/12/53
(a)
................ 1,489 151,864
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 2.00%,
07/15/53 ............... 8,314 900,815
Series 2021-C59, Class XA, 1.68%,
04/15/54 ............... 6,451 592,522
2,694,672
Total Non-Agency Mortgage-Backed Securities — 3.5%
(Cost: $177,171,401) ............................. 162,761,130
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.2%
Sprott Private Resource Streaming &
Royalty LP
(d)(s)
.............. 7,220 9,548,534
Total Other Interests - 0.2%
(Cost: $7,284,549) ................................ 9,548,534
Preferred Securities
Capital Trusts — 0.1%
United States — 0.1%
(b)
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 1,159 1,129,967
(LIBOR USD 3 Month + 4.18%),
5.88%, 09/15/42 .......... 1,760 1,727,880
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(o)
........... 900 630,720
Total Capital Trusts — 0.1%
(Cost: $3,774,782) ................................ 3,488,567
Shares
Shares
Preferred Stocks — 3.1%
Brazil — 0.1%
Neon Payments Ltd.
(d)
........... 10,763 4,476,439
Petroleo Brasileiro SA (Preference) .. 139,594 744,722
Security
Shares
Shares Value
Brazil (continued)
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference) ...... 61,847 $ 102,105
5,323,266
China — 0.3%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $11,713,918)
(d)(h)
.. 83,138 13,760,667
Germany — 0.3%
Caresyntax, Inc.
(d)
............. 8,737 613,162
Fuchs Petrolub SE (Preference) .... 1,432 40,063
Henkel AG & Co. KGaA (Preference) 3,174 196,409
Porsche Automobil Holding SE
(Preference) ............... 21,721 1,444,686
Volkswagen AG (Preference) ...... 12,965 1,745,604
Volocopter Gmbh, (Acquired 03/03/21,
cost $7,545,514)
(d)(h)
.......... 1,420 7,699,596
11,739,520
India — 0.1%
Think & Learn Pvt Ltd., Series
F (Acquired 12/11/20, cost
$4,447,111)
(d)(h)
............. 1,380 5,298,354
Jersey, Channel Islands — 0.1%
(d)(h)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $3,701,680) ..... 336,696 6,151,436
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $767,060) ...... 29,827 544,939
6,696,375
Sweden — 0.0%
Volta Greentech AB, Series C
(d)(e)
... 6,817 480,783
United States — 2.2%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$7,969,637)
(d)(h)
............. 163,645 2,675,324
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 9,335 10,703,511
Aptiv plc, Series A, 5.50%
(m)
....... 31,543 3,324,317
Becton Dickinson and Co., Series B,
6.00%
(g)
.................. 118,085 5,840,484
Boston Scientific Corp., Series A,
5.50%
(g)
.................. 20,833 2,113,299
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$4,854,509)
(d)(h)
............. 6,990 2,509,550
Cruise, Series G (Acquired 03/25/21,
cost $3,295,779)
(d)(h)
.......... 97,271 1,817,022
Databricks, Inc., Series F (Acquired
10/22/19, cost $3,896,150)
(d)(h)
... 70,550 12,941,692
Databricks, Inc., Series G (Acquired
02/01/21, cost $4,396,950)
(d)(h)
... 19,279 3,536,540
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $3,888,688)
(d)(h)
... 639,810 3,135,069
Dream Finders Homes, Inc., 9.00%
(d)
8,429 7,933,796
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $2,729,072)
(d)(h)
... 362,303 1,416,605
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$3,117,865)
(d)(h)
............. 73,351 3,363,877
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$886,805)
(d)(h)
.............. 11,096 532,053
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $4,033,036)
(d)(h)
... 1,719,824 8,667,913
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $871,086)
(d)(h)
.... 113,119 570,120

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Lessen, Inc., Series B
(d)
......... 188,594 $ 1,721,863
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost
$10,936,522)
(d)(h)
............ 671,775 5,864,596
MNTN Digital, Series D (Acquired
11/05/21, cost $2,152,423)
(d)(h)
... 72,889 1,056,162
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $2,117,646)
(d)(h)
... 239,716 1,236,935
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$2,786,613)
(d)(h)
............. 242,823 1,401,089
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $1,743,151)
(d)(h)
... 51,690 1,321,196
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$3,000,761)
(d)(h)
............. 102,196 1,764,925
SambaNova Systems, Inc., Series
C (Acquired 02/19/20, cost
$4,030,858)
(d)(h)
............. 58,878 4,473,550
SambaNova Systems, Inc., Series
D (Acquired 04/9/21, cost
$2,289,175)
(d)(h)
............. 18,737 1,423,637
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $1,079,673)
(d)(h)
... 55,904 534,442
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,763,384)
(d)(h)
............. 360,289 1,830,268
Verge Genomics, Series B (Acquired
11/05/21, cost $2,589,150)
(d)(h)
... 378,004 1,791,739
Wells Fargo & Co., Series L, 7.50%
(m)(o)
1,367 1,661,602
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$3,083,013)
(d)(h)
............. 152,099 5,537,925
102,701,101
Total Preferred Stocks — 3.1%
(Cost: $129,749,521) ............................. 146,00,066
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 7.61%, 10/30/40
(b)
147,134 3,943,191
Total Trust Preferreds — 0.1%
(Cost: $4,078,012) .............................. 3,943,191
Total Preferred Securities — 3.3%
(Cost: $137,602,315) ............................. 153,431,824
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 2,207 $ 163,024
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KW09, Class X1,
0.94%, 05/25/29
(b)
........... 15,204 654,571
817,595
Total U.S. Government Sponsored Agency Securities
—
0.0%
(Cost: $843,940) ................................ 817,595
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 11,058 8,411,575
2.38%, 02/15/42 ............ 7,089 6,011,166
2.25%, 02/15/52
(t)
........... 34,926 28,742,760
U.S. Treasury Notes
0.13%, 11/30/22
(j)
............ 11,658 11,550,983
1.88%, 02/15/32
(t)
........... 15,144 13,719,789
Total U.S. Treasury Obligations — 1.5%
(Cost: $73,365,121) .............................. 68,436,273
Shares
Shares
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 66,751 13,990
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(e)
.................. 10,869 2,392
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(e)
.......... 1,233 672
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(e)
.................. 34,915 15,366
United States — 0.0%
(e)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 15,312 19,906
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 46,579

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 $ 10,894
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 27,885 3,561
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50)
(g)
.................. 38,021 47,526
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 10,979 7,125
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 48,631 6,322
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 5,347
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 3,470
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 50,474
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 12,853
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 77,370 5,416
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 30,984 12,394
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 59,602 32,489
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(d)
.......... 84,405 1,688
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 21,152 4,230
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 16,990 5,692
Security
Shares
Shares Value
United States (continued)
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 39,164 $ 12,141
288,107
Total Warrants — 0.0%
(Cost: $1,361,908) .............................. 320,527
Total Long-Term Investments — 76.6%
(Cost: $3,951,813,973) ........................... 3,603,431,513
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations
(u)
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 9.19%
,
07/01/24 ......... BRL 123 18,327,069
Japan - 4.8%
Japan Treasury Bill
(0.12)%, 07/25/22 ........... JPY 16,996,050 125,277,625
(0.10)%, 08/22/22 ........... 8,844,050 65,197,265
(0.10)%, 09/26/22 ........... 4,908,700 36,190,559
226,665,449
Total Foreign Government Obligations — 5.2%
(Cost: $255,397,079) ............................. 244,992,518
Shares
Shares
Money Market Funds
(f)(v)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33% ...... 791,071,721 791,071,721
SL Liquidity Series, LLC, Money Market
Series, 1.73%
(w)
............. 80,831,302 80,815,135
Total Money Market Funds — 18.5%
(Cost: $871,894,939) ............................. 871,886,856
Par (000)
Pa r (000)
Time Deposits
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 0.25%, 07/01/22 .... AUD 1,786 1,232,787
Canada — 0.1%
Royal Bank of Canada,
0.51%, 07/04/22 ............ CAD 2,547 1,978,859
Europe — 0.1%
Citibank NA, (0.78)%, 07/01/22 .... EUR 5,431 5,691,892
Hong Kong — 0.0%
Hong Kong & Shanghai Bank Corp.
Ltd., 0.37%, 07/04/22 ......... HKD 660 84,105
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.36)%, 07/01/22 ........... JPY 47,667 351,318

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Switzerland — 0.0%
BNP Paribas SA, (1.20)%, 07/01/22 . CHF 12 $ 12,770
United Kingdom — 0.0%
BNP Paribas SA, 0.52%, 07/01/22 .. GBP 364 443,420
United States — 0.0%
Barclays Bank plc, 1.56%, 07/01/22 . USD 1,385 1,385,131
Total Time Deposits — 0.2%
(Cost: $11,180,282) .............................. 11,180,282
Total Short-Term Securities — 23.9%
(Cost: $1,138,472,300) ........................... 1,128,059,656
Total Options Purchased — 0.4%
(Cost: $30,380,449 ) .............................. 19,025,015
Total Investments Before Options Written and Investments Sold
Short — 100.9%
(Cost: $5,120,666,722) ........................... 4,750,516,184
Total Options Written — (0.7)%
(Premiums Received — $(29,487,855)) ................ (32,323,309)
Investments Sold Short
Shares
Shares
Common Stocks
United States — (0.0)%
JM Smucker Co. (The) .......... (11,895) (1,522,679)
Total Common Stocks — (0.0)%
(Proceeds: $(1,327,682)) .......................... (1,522,679)
Total Investments Sold Short — (0.0)%
(Proceeds: $(1,327,682) ) .......................... (1,522,679)
Total Investments Net of Options Written and Investments Sold
Short — 100.2%
(Cost: $5,089,851,185) ........................... 4,716,670,196
Liabilities in Excess of Other Assets — (0.2)% ............ (9,773,698)
Net Assets — 100.0% .............................. $ 4,706,896,498
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $183,438,631, representing 3.90% of its net assets as of period end, and an original cost of $200,038,294.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(r)
Fixed rate.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Par/Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 412,798,466 $ 378,273,255 $ — $ — $ — $ 791,071,721 $ 791,071,721 $ 1,534,524 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 181,656,901 — (100,781,251) (52,432) (8,083) 80,815,135 80,831,302 632,406
(b)
—
Bio City Development Co. BV,
8.00%, 07/06/21 ......... 1,686,320 — — — (27,820) 1,658,500 21,400,000 — —
iShares China Large-Cap ETF .. 5,014,240 — (1,715,316) (688,907) 192,170 2,802,187 82,636 12,059 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 2,214,057 8,981,790 (10,870,942) (319,902) (5,003) — — 7,771 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,880,061 43,285,963 (45,075,248) 665,467 (37,85 7 ) 718,386 6,529 12,149 —
iShares Latin America 40 ETF .. 2,625,338 — (706,823) 83,472 (41,571) 1,960,416 86,975 95,505 —
iShares MSCI Brazil ETF ..... 3,559,332 — (995,565) 53,160 82,385 2,699,312 98,551 147,740 —
iShares MSCI Emerging Markets
ETF .................. 798,844 — (154,354) (8,255) (126,564) 509,671 12,710 4,599 —
iShares Nasdaq Biotechnology
ETF .................. 908,242 — (154,363) 3,846 (213,569) 544,156 4,626 841 —
iShares Russell 2000 ETF
(c)
.... — 22,554,445 (23,870,209) 1,315,764 — — — — —
iShares S&P 500 Value ETF
(c)
.. 10,829,712 — (10,270,991) 1,635,842 (2,194,563) — — — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ......... 19,565,791 800,010 (4,628,252) 56,393 350,923 16,144,865 16,144,865 1,028,268 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ......... 18,591,047 — (4,222,312) (228,441) 308,667 14,448,961 14,448,961 — —
Quintis HoldCo Pty. Ltd. ...... 2,216,437 — (435,411) (720,176) (489,541) 571,309 7,642,509 — —
$ 1,795,831 $ (2,210,42 6 ) $ 913,944,619 $ 3,475,862 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
32
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 190 09/08/22 $ 24,728 $ 362,817
Euro-BTP ............................................................... 292 09/08/22 37,675 91,207
Australia 10 Year Bond ...................................................... 789 09/15/22 64,751 65,014
FTSE/MIB Index .......................................................... 35 09/16/22 3,898 (101,171)
MSCI Emerging Markets Index ................................................. 176 09/16/22 8,824 (7,519)
Russell 2000 E-Mini Index .................................................... 395 09/16/22 33,733 (154,229)
U.S. Treasury 10 Year Note ................................................... 2,245 09/21/22 265,647 (1,952,765)
U.S. Treasury Long Bond .................................................... 137 09/21/22 18,919 (148,415)
U.S. Treasury Ultra Bond .................................................... 699 09/21/22 107,056 (1,551,704)
U.S. Treasury 5 Year Note .................................................... 4,478 09/30/22 502,026 (1,872,673)
(5,269,438)
Short Contracts
SGX NIFTY 50 Index ....................................................... 202 07/28/22 6,379 12,187
Euro-Bund .............................................................. 58 09/08/22 9,043 (385,272)
Euro- Buxl ............................................................... 53 09/08/22 9,084 523,306
Euro-Schatz ............................................................. 318 09/08/22 36,372 (373,758)
Japan 10 Year Bond ........................................................ 40 09/12/22 43,812 144,032
SPI 200 Index ............................................................ 20 09/15/22 2,233 19,149
DAX Index .............................................................. 17 09/16/22 5,717 222,356
EURO STOXX 50 Index ..................................................... 588 09/16/22 21,256 237,231
FTSE 100 Index .......................................................... 49 09/16/22 4,258 26,372
NASDAQ 100 E-Mini Index ................................................... 509 09/16/22 117,370 (2,067,324)
S&P 500 E-Mini Index ...................................................... 589 09/16/22 111,601 (1,036,804)
U.S. Treasury 10 Year Ultra Note ............................................... 3,744 09/21/22 475,488 4,199,514
Long Gilt ............................................................... 20 09/28/22 2,775 84,210
U.S. Treasury 2 Year Note .................................................... 978 09/30/22 205,204 (129,457)
1,475,742
$ (3,793,696)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 9,067,731 JPY 1,279,087,787 BNP Paribas SA 07/21/22 $ 76,402
MXN 307,649,841 USD 15,171,607 Bank of America NA 07/21/22 81,899
USD 3,136,352 AUD 4,359,374 BNP Paribas SA 07/21/22 126,994
USD 8,018,614 CAD 10,085,669 BNP Paribas SA 07/21/22 183,195
USD 18,576,213 CNY 119,006,152 Barclays Bank plc 07/21/22 797,620
USD 26,124,843 CNY 167,580,234 Morgan Stanley & Co. International plc 07/21/22 1,089,659
USD 28,604,658 HKD 224,089,751 HSBC Bank plc 07/21/22 30,905
USD 1,618,479 IDR 23,387,025,573 BNP Paribas SA 07/21/22 54,916
USD 3,468,702 MXN 68,544,385 BNP Paribas SA 07/21/22 70,221
USD 16,835,735 NOK 148,164,325 JPMorgan Chase Bank NA 07/21/22 1,789,025
USD 131,572,050 JPY 16,996,050,000 Deutsche Bank AG 07/25/22 6,154,781
CHF 6,087,124 NOK 59,331,806 BNP Paribas SA 08/18/22 366,274
CHF 19,065,135 USD 19,234,068 Bank of America NA 08/18/22 797,597
CHF 72,180,458 USD 73,649,743 JPMorgan Chase Bank NA 08/18/22 2,189,991
USD 16,334,855 AUD 22,696,440 BNP Paribas SA 08/18/22 662,804
USD 7,061,033 EUR 6,579,236 BNP Paribas SA 08/18/22 144,544
USD 6,592,053 GBP 5,255,697 BNP Paribas SA 08/18/22 188,922
USD 12,482,406 GBP 9,915,019 HSBC Bank plc 08/18/22 402,720
USD 28,613,134 HKD 224,181,900 Citibank NA 08/18/22 1,696
USD 18,656,249 JPY 2,451,664,274 BNP Paribas SA 08/18/22 533,625
USD 68,036,754 JPY 8,844,050,000 Deutsche Bank AG 08/22/22 2,641,469
USD 5,569,924 KRW 6,985,241,422 BNP Paribas SA 08/24/22 145,053

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,810,037 BRL 73,333,381 HSBC Bank plc 09/02/22 $ 1,046,149
AUD 22,068,280 USD 15,202,052 Deutsche Bank AG 09/15/22 40,099
CAD 12,513,356 USD 9,676,595 Deutsche Bank AG 09/15/22 46,224
CNY 55,130,646 USD 8,136,420 UBS AG 09/15/22 96,267
EUR 166,209,144 USD 174,214,109 HSBC Bank plc 09/15/22 889,817
GBP 8,524,217 EUR 9,781,165 Citibank NA 09/15/22 86,705
MXN 220,221,737 USD 10,617,851 UBS AG 09/15/22 184,048
NZD 4,422,025 USD 2,748,983 Deutsche Bank AG 09/15/22 10,459
USD 1,101,885 DKK 7,622,289 BNP Paribas SA 09/15/22 22,068
USD 21,745,872 INR 1,713,792,156 Citibank NA 09/15/22 190,924
USD 30,502,003 JPY 4,099,228,512 Barclays Bank plc 09/15/22 133,078
USD 724,074 PLN 3,148,492 BNP Paribas SA 09/15/22 28,745
USD 19,510,614 SEK 198,412,354 Bank of America NA 09/15/22 54,520
EUR 4,428,368 USD 4,660,127 BNP Paribas SA 09/21/22 7,251
USD 7,126,612 EUR 6,752,891 Barclays Bank plc 09/21/22 9,251
USD 4,823,215 EUR 4,533,889 BNP Paribas SA 09/21/22 44,621
USD 36,604,500 JPY 4,908,700,000 Morgan Stanley & Co. International plc 09/26/22 205,896
21,626,434
AUD 19,566,310 USD 14,084,507 Bank of America NA 07/21/22 (577,513)
CAD 45,267,813 USD 35,877,857 HSBC Bank plc 07/21/22 (709,896)
CNY 63,851,447 USD 9,581,622 BNP Paribas SA 07/21/22 (42,712)
HKD 49,927,197 USD 6,371,516 BNP Paribas SA 07/21/22 (5,284)
IDR 104,968,696,466 USD 7,229,747 Citibank NA 07/21/22 (211,960)
JPY 5,616,752,415 EUR 40,698,970 UBS AG 07/21/22 (1,259,297)
NOK 33,011,012 USD 3,501,683 BNP Paribas SA 07/21/22 (149,276)
AUD 86,863,220 USD 60,879,326 Barclays Bank plc 08/18/22 (899,665)
AUD 15,005,902 USD 10,701,491 JPMorgan Chase Bank NA 08/18/22 (339,811)
EUR 29,529,785 USD 31,283,113 Deutsche Bank AG 08/18/22 (239,627)
GBP 28,670,282 USD 35,606,092 Deutsche Bank AG 08/18/22 (676,459)
HKD 49,947,727 USD 6,379,199 BNP Paribas SA 08/18/22 (4,571)
JPY 4,862,227,588 USD 37,535,078 JPMorgan Chase Bank NA 08/18/22 (1,593,647)
JPY 6,141,651,560 USD 47,574,849 UBS AG 08/18/22 (2,175,958)
NOK 164,837,029 CHF 16,993,601 Bank of America NA 08/18/22 (1,103,969)
NOK 100,926,996 CHF 10,327,422 JPMorgan Chase Bank NA 08/18/22 (594,534)
USD 21,024,156 CHF 20,329,518 BNP Paribas SA 08/18/22 (335,992)
KRW 31,352,071,014 USD 24,441,867 JPMorgan Chase Bank NA 08/24/22 (93,253)
BRL 16,338,677 USD 3,324,856 BNP Paribas SA 09/02/22 (258,262)
BRL 86,590,336 USD 17,183,009 Goldman Sachs International 09/15/22 (986,219)
DKK 34,211,352 USD 4,942,575 Morgan Stanley & Co. International plc 09/15/22 (96,000)
JPY 1,006,312,712 USD 7,558,500 HSBC Bank plc 09/15/22 (103,284)
JPY 1,019,982 USD 7,662 JPMorgan Chase Bank NA 09/15/22 (106)
JPY 28,887,077,895 USD 215,343,794 Morgan Stanley & Co. International plc 09/15/22 (1,335,351)
PLN 14,131,471 USD 3,248,769 Barclays Bank plc 09/15/22 (127,902)
SEK 72,152,463 USD 7,094,010 Citibank NA 09/15/22 (18,820)
USD 12,492,952 EUR 11,883,935 Deutsche Bank AG 09/15/22 (26,959)
ZAR 39,727,439 USD 2,443,269 HSBC Bank plc 09/15/22 (19,899)
ZAR 988,204 USD 60,794 Morgan Stanley & Co. International plc 09/15/22 (514)
JPY 3,090,620,549 USD 23,440,340 JPMorgan Chase Bank NA 09/21/22 (532,389)
(14,519,129)
$ 7,107,305
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Bank of America NA 07/01/22 USD 6.83 USD 7.13 USD 22,684 $ —

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
34
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 07/01/22 CNY 7.13 CNY 7.13 USD 558 $ —
USD Currency ............... One-Touch HSBC Bank plc 08/24/22 JPY 118.00 JPY 118.00 USD 560 11,040
11,040
$ 11,040
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alcoa Corp. ............................... 632 07/15/22 USD 100.00 USD 2,881 $ 2,212
Alphabet, Inc. .............................. 12 07/15/22 USD 2,400.00 USD 2,625 12,480
Alphabet, Inc. .............................. 35 07/15/22 USD 2,200.00 USD 7,656 230,825
Amazon.com, Inc. ........................... 280 07/15/22 USD 115.00 USD 2,974 29,260
Compagnie Financiere Richemont SA .............. 262 07/15/22 CHF 130.00 CHF 2,663 5,763
Devon Energy Corp. .......................... 568 07/15/22 USD 70.00 USD 3,130 4,828
Devon Energy Corp. .......................... 991 07/15/22 USD 80.00 USD 5,461 2,478
Diamondback Energy, Inc. ...................... 367 07/15/22 USD 157.65 USD 4,446 5,505
Intuit, Inc. ................................. 67 07/15/22 USD 390.00 USD 2,582 74,705
Invesco QQQ Trust 1 ......................... 179 07/15/22 USD 315.00 USD 5,017 4,565
Invesco QQQ Trust 1 ......................... 268 07/15/22 USD 320.00 USD 7,512 4,020
Invesco QQQ Trust 1 ......................... 739 07/15/22 USD 325.00 USD 20,713 7,021
Marathon Oil Corp. .......................... 977 07/15/22 USD 30.00 USD 2,196 5,374
Marathon Oil Corp. .......................... 1,024 07/15/22 USD 33.00 USD 2,302 3,072
Marathon Oil Corp. .......................... 1,071 07/15/22 USD 27.00 USD 2,408 16,065
Occidental Petroleum Corp. ..................... 99 07/15/22 USD 75.00 USD 583 1,139
Occidental Petroleum Corp. ..................... 408 07/15/22 USD 70.00 USD 2,402 12,852
Raymond James, Inc. ......................... 252 07/15/22 USD 100.00 USD 2,253 18,270
Western Digital Corp. ......................... 194 07/15/22 USD 80.00 USD 870 485
Western Digital Corp. ......................... 379 07/15/22 USD 75.00 USD 1,699 1,706
Xerox Holdings Corp. ......................... 108 07/15/22 USD 30.00 USD 160 3,510
U.S. Treasury 10 Year Note ..................... 708 07/22/22 USD 118.00 USD 70,800 873,938
CF Industries Holdings, Inc. ..................... 110 08/19/22 USD 115.00 USD 943 7,975
CSX Corp. ................................ 1,261 08/19/22 USD 40.00 USD 3,664 9,458
Eli Lilly & Co. .............................. 172 08/19/22 USD 320.00 USD 5,577 324,220
Generac Holdings, Inc. ........................ 86 08/19/22 USD 300.00 USD 1,811 13,115
Halliburton Co. ............................. 662 08/19/22 USD 39.00 USD 2,076 35,086
Mercedes-Benz Group AG ..................... 461 08/19/22 EUR 70.00 EUR 2,546 4,348
Northrop Grumman Corp. ...................... 86 08/19/22 USD 500.00 USD 4,116 107,070
SPDR S&P 500 ETF Trust ...................... 310 08/19/22 USD 450.00 USD 11,695 4,495
SPDR S&P Biotech ETF ....................... 579 08/19/22 USD 80.00 USD 4,300 174,858
General Motors Co. .......................... 540 09/16/22 USD 38.00 USD 1,715 44,010
General Motors Co. .......................... 1,032 09/16/22 USD 45.00 USD 3,278 15,480
Mosaic Co. (The) ............................ 197 09/16/22 USD 70.00 USD 930 12,214
Pandora A/S ............................... 122 09/16/22 DKK 696.25 DKK 5,502 2,613
Eli Lilly & Co. .............................. 59 10/21/22 USD 330.00 USD 1,913 130,390
Invesco DB Agriculture Fund
(a)
................... 1,180 10/21/22 USD 23.00 USD 2,405 44,250
Dynatrace , Inc. ............................. 272 11/18/22 USD 45.00 USD 1,073 93,840
Generac Holdings, Inc. ........................ 115 11/18/22 USD 280.00 USD 2,422 120,175
SAP SE .................................. 171 12/16/22 USD 100.00 USD 1,551 74,385
Abbott Laboratories .......................... 246 01/20/23 USD 125.00 USD 2,673 75,891
Adobe, Inc. ................................ 44 01/20/23 USD 480.00 USD 1,611 46,530
Align Technology, Inc. ......................... 63 01/20/23 USD 290.00 USD 1,491 135,765
Alphabet, Inc. .............................. 21 01/20/23 USD 2,500.00 USD 4,594 254,100
Booking Holdings, Inc. ........................ 15 01/20/23 USD 2,600.00 USD 2,623 42,900
Dynatrace , Inc. ............................. 273 01/20/23 USD 45.00 USD 1,077 118,755
Eli Lilly & Co. .............................. 86 01/20/23 USD 340.00 USD 2,788 216,935
Eli Lilly & Co. .............................. 86 01/20/23 USD 320.00 USD 2,788 299,925
Humana, Inc. .............................. 41 01/20/23 USD 500.00 USD 1,919 122,590
Intuit, Inc. ................................. 46 01/20/23 USD 450.00 USD 1,773 109,940

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NIKE, Inc. ................................. 230 01/20/23 USD 135.00 USD 2,351 $ 46,345
Otis Worldwide Corp. ......................... 286 01/20/23 USD 85.00 USD 2,021 42,185
Salesforce, Inc. ............................. 150 01/20/23 USD 200.00 USD 2,476 135,375
Salesforce, Inc. ............................. 150 01/20/23 USD 210.00 USD 2,476 100,875
ServiceNow , Inc. ............................ 51 01/20/23 USD 550.00 USD 2,425 206,295
SPDR S&P 500 ETF Trust ...................... 637 01/20/23 USD 430.00 USD 24,031 436,027
XPO Logistics, Inc. .......................... 191 01/20/23 USD 57.50 USD 920 75,445
5,003,933
Put
iShares Russell 2000 ETF ...................... 320 07/01/22 USD 166.00 USD 5,420 12,160
Alibaba Group Holding Ltd. ..................... 468 07/15/22 USD 85.00 USD 5,320 10,062
Clorox Co. (The) ............................ 405 07/15/22 USD 120.00 USD 5,710 11,138
Coca-Cola Co. (The) ......................... 1,157 07/15/22 USD 60.00 USD 7,279 42,231
Coca-Cola Co. (The) ......................... 1,859 07/15/22 USD 57.50 USD 11,695 30,674
CommScope Holding Co., Inc. ................... 128 07/15/22 USD 6.00 USD 78 3,840
Consumer Staples Select Sector SPDR Fund ......... 5,054 07/15/22 USD 68.00 USD 36,480 176,890
Ford Motor Co. ............................. 546 07/15/22 USD 10.00 USD 608 6,006
Invesco Senior Loan ETF ...................... 238 07/15/22 USD 20.00 USD 482 4,165
iShares China Large-Cap ETF ................... 3,695 07/15/22 USD 32.00 USD 12,530 123,783
iShares iBoxx $ High Yield Corporate Bond ETF ....... 118 07/15/22 USD 73.00 USD 869 10,738
iShares iBoxx $ High Yield Corporate Bond ETF ....... 229 07/15/22 USD 72.00 USD 1,686 13,740
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,671 07/15/22 USD 109.00 USD 18,386 127,832
iShares Russell 2000 ETF ...................... 153 07/15/22 USD 150.00 USD 2,591 5,967
iShares Russell 2000 ETF ...................... 396 07/15/22 USD 165.00 USD 6,707 107,910
iShares Russell 2000 ETF ...................... 985 07/15/22 USD 175.00 USD 16,682 759,435
Micron Technology, Inc. ....................... 321 07/15/22 USD 67.50 USD 1,774 413,288
Netflix, Inc. ................................ 88 07/15/22 USD 150.00 USD 1,539 11,924
Pitney Bowes, Inc. ........................... 136 07/15/22 USD 4.00 USD 49 5,780
Procter & Gamble Co. (The) .................... 897 07/15/22 USD 130.00 USD 12,898 25,116
Seagate Technology Holdings plc ................. 127 07/15/22 USD 60.00 USD 907 3,366
SPDR EURO STOXX 50 ETF ................... 219 07/15/22 USD 32.00 USD 762 3,285
SPDR S&P 500 ETF Trust ...................... 112 07/15/22 USD 360.00 USD 4,225 33,040
United States Steel Corp. ...................... 405 07/15/22 USD 17.00 USD 725 24,098
VanEck Semiconductor ETF .................... 99 07/15/22 USD 180.00 USD 2,017 10,346
VanEck Semiconductor ETF .................... 100 07/15/22 USD 185.00 USD 2,037 15,750
Anglo American plc .......................... 113 08/19/22 GBP 32.00 GBP 3,418 620,565
Apple, Inc. ................................ 1,151 08/19/22 USD 130.00 USD 15,736 558,235
BHP Group Ltd. ............................. 149 08/19/22 GBP 22.28 GBP 3,840 214,190
ConocoPhillips ............................. 495 08/19/22 USD 90.00 USD 4,446 345,263
FedEx Corp. ............................... 381 08/19/22 USD 210.00 USD 8,638 246,698
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 2,373 08/19/22 USD 108.00 USD 26,110 338,153
iShares MSCI EAFE ETF ...................... 282 08/19/22 USD 51.00 USD 1,762 18,330
Procter & Gamble Co. (The) .................... 465 08/19/22 USD 135.00 USD 6,686 116,948
Rio Tinto plc ............................... 51 08/19/22 GBP 52.00 GBP 2,618 397,795
Sabre Corp. ............................... 109 08/19/22 USD 5.00 USD 64 4,088
Xerox Holdings Corp. ......................... 158 08/19/22 USD 13.00 USD 235 6,702
U.S. Treasury 10 Year Note ..................... 555 08/26/22 USD 115.00 USD 55,500 251,484
Consumer Staples Select Sector SPDR Fund ......... 4,043 09/16/22 USD 73.00 USD 29,182 1,223,008
Dollar Tree, Inc. ............................. 582 09/16/22 USD 145.00 USD 9,070 417,585
Exxon Mobil Corp. ........................... 311 09/16/22 USD 100.00 USD 2,663 527,923
Ford Motor Co. ............................. 177 09/16/22 USD 10.00 USD 197 10,443
Invesco Senior Loan ETF ...................... 211 09/16/22 USD 19.00 USD 428 6,858
Sherwin-Williams Co. (The) ..................... 61 09/16/22 USD 240.00 USD 1,366 135,725
Sabre Corp. ............................... 8 10/21/22 USD 6.00 USD 5 892
Sabre Corp. ............................... 64 10/21/22 USD 5.00 USD 37 3,904
Ally Financial, Inc. ........................... 117 12/16/22 USD 20.00 USD 392 6,728
Ford Motor Co. ............................. 205 12/16/22 USD 8.00 USD 228 8,508
SPDR S&P 500 ETF Trust ...................... 864 12/16/22 USD 350.00 USD 32,594 1,372,464
ConocoPhillips ............................. 228 01/20/23 USD 90.00 USD 2,048 297,540
Energy Select Sector SPDR Fund ................ 570 01/20/23 USD 65.00 USD 4,076 332,025
EQT Corp. ................................ 570 01/20/23 USD 35.00 USD 1,961 396,150
Exxon Mobil Corp. ........................... 257 01/20/23 USD 80.00 USD 2,201 193,393

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
36
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Pioneer Natural Resources Co. .................. 100 01/20/23 USD 210.00 USD 2,231 $ 282,000
Valero Energy Corp. .......................... 200 01/20/23 USD 105.00 USD 2,126 310,000
10,636,161
$ 15,640,094
(a) All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Bank of America NA — 07/14/22 CNH 7.00 USD 19,225 $ 400
USD Currency ........... JPMorgan Chase Bank NA — 07/21/22 CNH 6.70 USD 22,341 106,905
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 16,829 09/16/22 EUR 200.00 EUR 2,405 870
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 59,097 09/16/22 USD 290.00 USD 13,183 188,898
297,073
Put
EUR Currency ........... Bank of America NA — 07/11/22 USD 1.03 EUR 34,505 61,780
EUR Currency ........... JPMorgan Chase Bank NA — 07/11/22 USD 1.01 EUR 34,505 9,849
EUR Currency ........... JPMorgan Chase Bank NA — 07/21/22 CHF 1.00 EUR 27,926 219,006
EUR Currency ........... JPMorgan Chase Bank NA — 07/29/22 CHF 0.99 EUR 27,926 150,071
EUR Currency ........... Morgan Stanley & Co. International plc — 08/12/22 USD 1.03 EUR 76,678 516,958
USD Currency ........... Royal Bank of Canada — 09/08/22 JPY 130.00 USD 34,042 324,426
1,282,090
$ 1,579,163
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 5.00 % CDX.NA.HY.38-V2 Quarterly Citibank NA 08/17/22 USD 91.00 USD 1,970 $ 12,367
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Goldman Sachs International 07/20/22 USD 93.00 USD 2,365 6,722
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Citibank NA 07/20/22 USD 94.00 USD 2,855 11,751
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Deutsche Bank AG 07/20/22 USD 95.00 USD 2,860 17,139
$ 47,979
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 % USD 30,461 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 12,860 —

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International 03/16/23 0.80 % USD 391,953 $ 68,272
68,272
Put
5-Year Interest Rate Swap
(a)
. 2.91% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International 07/05/22 2.91 USD 59,204 72,167
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas SA 08/08/22 0.42 JPY 4,429,154 323,779
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 150,217 1,282,521
1,678,467
$ 1,746,739
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alcoa Corp. ................................ 254 07/15/22 USD 70.00 USD 1,158 $ (762)
Invesco QQQ Trust 1 .......................... 739 07/15/22 USD 340.00 USD 20,713 (2,587)
Western Digital Corp. .......................... 379 07/15/22 USD 85.00 USD 1,699 (5,685)
U.S. Treasury 10 Year Note ...................... 708 07/22/22 USD 120.00 USD 70,800 (243,375)
Alphabet, Inc. ............................... 23 08/19/22 USD 2,500.00 USD 5,031 (77,395)
Amazon.com, Inc. ............................ 20 08/19/22 USD 125.00 USD 212 (3,740)
American Tower Corp. ......................... 96 08/19/22 USD 280.00 USD 2,454 (32,640)
Anglo American plc ........................... 57 08/19/22 GBP 41.00 GBP 1,724 (5,539)
Applied Materials, Inc. ......................... 94 08/19/22 USD 105.00 USD 855 (18,236)
Archer-Daniels-Midland Co. ...................... 170 08/19/22 USD 80.00 USD 1,319 (49,725)
Bank of America Corp. ......................... 797 08/19/22 USD 35.00 USD 2,481 (33,474)
BHP Group Ltd. .............................. 75 08/19/22 GBP 28.51 GBP 1,933 (12,548)
Boston Scientific Corp. ......................... 539 08/19/22 USD 42.00 USD 2,009 (26,950)
CF Industries Holdings, Inc. ...................... 208 08/19/22 USD 95.00 USD 1,783 (74,880)
Comcast Corp. .............................. 303 08/19/22 USD 42.50 USD 1,189 (17,877)
ConocoPhillips .............................. 405 08/19/22 USD 105.00 USD 3,637 (64,598)
ConocoPhillips .............................. 1,489 08/19/22 USD 120.00 USD 13,373 (70,728)
Costco Wholesale Corp. ........................ 39 08/19/22 USD 510.00 USD 1,869 (36,075)
EQT Corp. ................................. 554 08/19/22 USD 41.00 USD 1,906 (78,945)
Exxon Mobil Corp. ............................ 197 08/19/22 USD 105.00 USD 1,687 (10,638)
Fortive Corp. ................................ 374 08/19/22 USD 60.00 USD 2,034 (25,245)
Home Depot, Inc. (The) ........................ 70 08/19/22 USD 300.00 USD 1,920 (31,675)
Home Depot, Inc. (The) ........................ 116 08/19/22 USD 325.00 USD 3,182 (12,006)
Mastercard , Inc. ............................. 91 08/19/22 USD 350.00 USD 2,871 (46,183)
Microsoft Corp. .............................. 289 08/19/22 USD 280.00 USD 7,422 (122,825)
Morgan Stanley .............................. 189 08/19/22 USD 80.00 USD 1,438 (43,848)
Nice Ltd. .................................. 83 08/19/22 USD 230.00 USD 1,597 (13,695)
Rio Tinto plc ................................ 26 08/19/22 GBP 65.90 GBP 1,335 (3,800)
ServiceNow , Inc. ............................. 19 08/19/22 USD 550.00 USD 903 (21,565)
Starbucks Corp. ............................. 155 08/19/22 USD 80.00 USD 1,184 (40,455)
TE Connectivity Ltd. ........................... 123 08/19/22 USD 125.00 USD 1,392 (23,663)
Thermo Fisher Scientific, Inc. ..................... 31 08/19/22 USD 580.00 USD 1,684 (38,440)
United Parcel Service, Inc. ...................... 130 08/19/22 USD 190.00 USD 2,373 (79,625)
Valero Energy Corp. ........................... 220 08/19/22 USD 125.00 USD 2,338 (54,340)
Vulcan Materials Co. .......................... 116 08/19/22 USD 160.00 USD 1,648 (24,940)
Walt Disney Co. (The) ......................... 135 08/19/22 USD 105.00 USD 1,274 (26,055)
Exxon Mobil Corp. ............................ 311 09/16/22 USD 115.00 USD 2,663 (11,196)
General Motors Co. ........................... 1,032 09/16/22 USD 52.50 USD 3,278 (4,128)
Pioneer Natural Resources Co. ................... 263 09/16/22 USD 295.00 USD 5,867 (103,228)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
38
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco DB Agriculture Fund
(a)
.................... 1,180 10/21/22 USD 27.00 USD 2,405 $ (8,850)
AbbVie, Inc. ................................ 258 01/20/23 USD 165.00 USD 3,952 (170,925)
ConocoPhillips .............................. 228 01/20/23 USD 125.00 USD 2,048 (66,120)
EQT Corp. ................................. 570 01/20/23 USD 50.00 USD 1,961 (139,650)
Exxon Mobil Corp. ............................ 257 01/20/23 USD 110.00 USD 2,201 (63,479)
LyondellBasell Industries NV ..................... 351 01/20/23 USD 124.80 USD 3,070 (22,815)
Merck & Co., Inc. ............................. 401 01/20/23 USD 100.00 USD 3,656 (120,300)
Pioneer Natural Resources Co. ................... 100 01/20/23 USD 300.00 USD 2,231 (49,000)
Valero Energy Corp. ........................... 200 01/20/23 USD 150.00 USD 2,126 (76,500)
(2,310,948)
Put
iShares Russell 2000 ETF ....................... 320 07/01/22 USD 161.00 USD 5,420 (800)
Alcoa Corp. ................................ 254 07/15/22 USD 45.00 USD 1,158 (58,801)
Alcoa Corp. ................................ 492 07/15/22 USD 70.00 USD 2,243 (1,202,940)
Alibaba Group Holding Ltd. ...................... 703 07/15/22 USD 70.00 USD 7,992 (3,515)
Alphabet, Inc. ............................... 12 07/15/22 USD 2,000.00 USD 2,625 (20,940)
Alphabet, Inc. ............................... 12 07/15/22 USD 2,100.00 USD 2,625 (43,680)
Alphabet, Inc. ............................... 23 07/15/22 USD 1,800.00 USD 5,031 (7,418)
Apple, Inc. ................................. 237 07/15/22 USD 125.00 USD 3,240 (20,738)
Coca-Cola Co. (The) .......................... 1,157 07/15/22 USD 55.00 USD 7,279 (12,149)
Coca-Cola Co. (The) .......................... 1,446 07/15/22 USD 52.50 USD 9,097 (9,399)
Compagnie Financiere Richemont SA ............... 262 07/15/22 CHF 100.00 CHF 2,663 (91,391)
Consumer Staples Select Sector SPDR Fund .......... 6,496 07/15/22 USD 63.00 USD 46,888 (116,928)
Freeport-McMoRan, Inc. ........................ 665 07/15/22 USD 32.00 USD 1,946 (221,113)
Invesco QQQ Trust 1 .......................... 179 07/15/22 USD 260.00 USD 5,017 (36,964)
Invesco QQQ Trust 1 .......................... 268 07/15/22 USD 265.00 USD 7,512 (78,792)
iShares China Large-Cap ETF .................... 3,695 07/15/22 USD 29.00 USD 12,530 (18,475)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 347 07/15/22 USD 67.00 USD 2,554 (4,338)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,230 07/15/22 USD 77.00 USD 16,415 (852,975)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,148 07/15/22 USD 105.00 USD 23,634 (24,702)
iShares Russell 2000 ETF ....................... 133 07/15/22 USD 145.00 USD 2,252 (2,860)
iShares Russell 2000 ETF ....................... 153 07/15/22 USD 130.00 USD 2,591 (995)
Micron Technology, Inc. ........................ 643 07/15/22 USD 60.00 USD 3,555 (372,940)
Netflix, Inc. ................................. 88 07/15/22 USD 125.00 USD 1,539 (1,848)
NIKE, Inc. .................................. 215 07/15/22 USD 95.00 USD 2,197 (20,855)
Procter & Gamble Co. (The) ..................... 897 07/15/22 USD 115.00 USD 12,898 (17,043)
Raymond James, Inc. .......................... 252 07/15/22 USD 85.00 USD 2,253 (32,130)
Sociedad Quimica y Minera de Chile SA ............. 183 07/15/22 USD 60.00 USD 1,529 (2,745)
SPDR S&P 500 ETF Trust ....................... 112 07/15/22 USD 345.00 USD 4,225 (11,872)
VanEck Semiconductor ETF ..................... 99 07/15/22 USD 160.00 USD 2,017 (2,129)
VanEck Semiconductor ETF ..................... 100 07/15/22 USD 165.00 USD 2,037 (3,250)
Alphabet, Inc. ............................... 40 08/19/22 USD 1,900.00 USD 8,750 (169,000)
Amazon.com, Inc. ............................ 489 08/19/22 USD 90.00 USD 5,194 (129,830)
Amazon.com, Inc. ............................ 680 08/19/22 USD 95.00 USD 7,222 (253,300)
Anglo American plc ........................... 113 08/19/22 GBP 28.69 GBP 3,418 (322,326)
Apple, Inc. ................................. 462 08/19/22 USD 120.00 USD 6,316 (111,804)
Apple, Inc. ................................. 1,775 08/19/22 USD 115.00 USD 24,268 (285,775)
BHP Group Ltd. .............................. 149 08/19/22 GBP 19.60 GBP 3,840 (79,367)
ConocoPhillips .............................. 636 08/19/22 USD 75.00 USD 5,712 (125,292)
CSX Corp. ................................. 981 08/19/22 USD 30.00 USD 2,851 (179,033)
Eli Lilly & Co. ............................... 172 08/19/22 USD 260.00 USD 5,577 (34,228)
FedEx Corp. ................................ 381 08/19/22 USD 180.00 USD 8,638 (65,342)
Generac Holdings, Inc. ......................... 86 08/19/22 USD 220.00 USD 1,811 (221,020)
Halliburton Co. .............................. 662 08/19/22 USD 30.00 USD 2,076 (133,393)
Home Depot, Inc. (The) ........................ 116 08/19/22 USD 250.00 USD 3,182 (67,570)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,138 08/19/22 USD 72.00 USD 8,377 (171,838)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 2,373 08/19/22 USD 103.00 USD 26,110 (105,599)
Mercedes-Benz Group AG ...................... 461 08/19/22 EUR 60.00 EUR 2,546 (291,071)
Microsoft Corp. .............................. 93 08/19/22 USD 220.00 USD 2,389 (29,109)
Microsoft Corp. .............................. 261 08/19/22 USD 215.00 USD 6,703 (66,947)
Northrop Grumman Corp. ....................... 86 08/19/22 USD 400.00 USD 4,116 (26,445)
Procter & Gamble Co. (The) ..................... 465 08/19/22 USD 120.00 USD 6,686 (36,270)
Rio Tinto plc ................................ 51 08/19/22 GBP 46.01 GBP 2,618 (166,086)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
U.S. Treasury 10 Year Note ...................... 1,110 08/26/22 USD 113.00 USD 111,000 $ (208,125)
Albemarle Corp. ............................. 231 09/16/22 USD 180.00 USD 4,827 (228,690)
Amazon.com, Inc. ............................ 289 09/16/22 USD 85.00 USD 3,069 (72,395)
Consumer Staples Select Sector SPDR Fund .......... 4,043 09/16/22 USD 66.00 USD 29,182 (766,149)
Crowdstrike Holdings, Inc. ....................... 72 09/16/22 USD 110.00 USD 1,214 (21,528)
Dollar Tree, Inc. .............................. 582 09/16/22 USD 125.00 USD 9,070 (161,214)
Energy Select Sector SPDR Fund ................. 288 09/16/22 USD 75.00 USD 2,059 (214,560)
Exxon Mobil Corp. ............................ 311 09/16/22 USD 90.00 USD 2,663 (289,230)
Fortinet, Inc. ................................ 185 09/16/22 USD 42.00 USD 1,047 (18,963)
General Motors Co. ........................... 540 09/16/22 USD 30.00 USD 1,715 (112,590)
General Motors Co. ........................... 1,032 09/16/22 USD 32.00 USD 3,278 (307,536)
Okta , Inc. .................................. 127 09/16/22 USD 55.00 USD 1,148 (22,225)
Palo Alto Networks, Inc. ........................ 23 09/16/22 USD 350.00 USD 1,136 (12,535)
Pandora A/S ................................ 122 09/16/22 DKK 550.00 DKK 5,447 (197,244)
Splunk , Inc. ................................ 104 09/16/22 USD 75.00 USD 920 (45,240)
Zscaler , Inc. ................................ 81 09/16/22 USD 100.00 USD 1,211 (33,615)
Eli Lilly & Co. ............................... 59 10/21/22 USD 260.00 USD 1,913 (29,648)
Invesco DB Agriculture Fund
(a)
.................... 1,180 10/21/22 USD 19.00 USD 2,405 (47,200)
Dynatrace , Inc. .............................. 272 11/18/22 USD 35.00 USD 1,073 (91,120)
Generac Holdings, Inc. ......................... 115 11/18/22 USD 200.00 USD 2,422 (290,950)
SAP SE ................................... 171 12/16/22 USD 80.00 USD 1,551 (64,125)
SPDR S&P 500 ETF Trust ....................... 1,296 12/16/22 USD 310.00 USD 48,892 (980,424)
Abbott Laboratories ........................... 246 01/20/23 USD 105.00 USD 2,673 (175,275)
Adobe, Inc. ................................. 44 01/20/23 USD 400.00 USD 1,611 (265,210)
Align Technology, Inc. .......................... 63 01/20/23 USD 230.00 USD 1,491 (225,855)
Alphabet, Inc. ............................... 21 01/20/23 USD 2,000.00 USD 4,594 (295,260)
Alphabet, Inc. ............................... 28 01/20/23 USD 1,600.00 USD 6,125 (131,180)
Amazon.com, Inc. ............................ 720 01/20/23 USD 80.00 USD 7,647 (280,800)
Apple, Inc. ................................. 419 01/20/23 USD 100.00 USD 5,729 (127,795)
Booking Holdings, Inc. ......................... 15 01/20/23 USD 2,000.00 USD 2,623 (552,300)
Dynatrace , Inc. .............................. 273 01/20/23 USD 35.00 USD 1,077 (109,200)
Eli Lilly & Co. ............................... 86 01/20/23 USD 260.00 USD 2,788 (82,775)
Eli Lilly & Co. ............................... 86 01/20/23 USD 280.00 USD 2,788 (121,905)
Humana, Inc. ............................... 41 01/20/23 USD 390.00 USD 1,919 (67,855)
Intuit, Inc. .................................. 46 01/20/23 USD 370.00 USD 1,773 (181,240)
Microsoft Corp. .............................. 230 01/20/23 USD 200.00 USD 5,907 (144,325)
NIKE, Inc. .................................. 230 01/20/23 USD 110.00 USD 2,351 (346,150)
Otis Worldwide Corp. .......................... 286 01/20/23 USD 65.00 USD 2,021 (110,110)
Salesforce, Inc. .............................. 300 01/20/23 USD 160.00 USD 4,951 (519,000)
ServiceNow , Inc. ............................. 51 01/20/23 USD 450.00 USD 2,425 (272,850)
XPO Logistics, Inc. ........................... 191 01/20/23 USD 45.00 USD 920 (106,005)
(14,695,766)
$ (17,006,714)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. JPMorgan Chase Bank NA — 07/21/22 CNH 6.90 USD 22,341 $ (6,478)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 16,829 09/16/22 EUR 225.00 EUR 2,405 (71)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 59,097 09/16/22 USD 320.00 USD 13,183 (135,218)
(141,767)
Put
EUR Currency .............. Bank of America NA — 07/11/22 USD 1.01 EUR 34,505 (9,849)
EUR Currency .............. JPMorgan Chase Bank NA — 07/21/22 CHF 1.00 EUR 27,926 (219,006)
EUR Currency .............. JPMorgan Chase Bank NA — 07/29/22 CHF 0.97 EUR 27,926 (49,430)
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 38,339 (88,741)
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 38,339 (97,551)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
40
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Royal Bank of Canada — 09/08/22 JPY 125.00 USD 34,042 $ (139,866)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 16,829 09/16/22 EUR 160.00 EUR 2,405 (352,150)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 59,097 09/16/22 USD 230.00 USD 13,183 (1,490,504)
S&P 500 Index ............. Citibank NA 14,463,300 09/16/22 USD 3,700.00 USD 54,749,087 (560,942)
(3,008,039)
$ (3,149,806)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00 % CDX.NA.HY.38-V2 Quarterly JPMorgan Chase Bank NA 09/21/22 NR USD 103.00 USD 9,086 $ (9,618)
Put
Sold Protection on
5-Year Credit Default
Swap ......... CDX.NA.HY.38-V2 5.00 % Quarterly
Goldman Sachs
International 07/20/22 NR USD 88.00 USD 2,365 (1,132)
Sold Protection on
5-Year Credit Default
Swap ......... CDX.NA.HY.38-V2 5.00 Quarterly Citibank NA 07/20/22 NR USD 89.00 USD 2,855 (2,248)
Sold Protection on
5-Year Credit Default
Swap ......... CDX.NA.HY.38-V2 5.00 Quarterly Deutsche Bank AG 07/20/22 NR USD 90.00 USD 2,860 (2,980)
(6,360)
$ (15,978)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 % USD 153,627 $ (153,804)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 391,953 (42,365)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 391,953 (53,620)
(249,789)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/12/22 3.20 USD 14,246 (58,809)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.23% Semi-Annual Citibank NA 08/17/22 3.23 USD 27,330 (116,566)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Morgan Stanley & Co.
International plc 08/24/22 3.10 USD 56,100 (423,080)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 08/31/22 3.00 USD 57,656 (639,760)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual Citibank NA 09/23/22 3.45 USD 40,558 (191,663)

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 % USD 59,204 $ (682,098)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 26,841 (363,466)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.35% Semi-Annual
Morgan Stanley & Co.
International plc 12/08/22 3.35 USD 57,466 (641,974)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 119,522 (1,544,868)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 119,522 (1,410,007)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 88,948 (1,604,109)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 28,827 (514,019)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 300,434 (1,398,855)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 29,597 (464,124)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 29,134 (440,890)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 28,491 (307,203)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 54,181 (741,976)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.67% Semi-Annual Citibank NA 06/23/23 3.67 USD 27,039 (357,555)
(11,901,022)
$ (12,150,811)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 48,522 $ (112,482) $ (391,606) $ 279,124
Avis Budget Car Rental  LLC ............ 5.00 Quarterly 12/20/26 USD 3,496 42,485 (451,379) 493,864
CDX.NA.HY.37.V2 ................... 5.00 Quarterly 12/20/26 USD 30,948 191,938 (1,095,233) 1,287,171
ITRAXX.EUROPE.CROSSOVER.36.V1 .... 5.00 Quarterly 12/20/26 EUR 41,280 363,901 (1,916,131) 2,280,032
$ 485,842 $ (3,854,349) $ 4,340,191
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR — $ 30,267 $ 629,607 $ (599,340)
ITRAXX.EUROPE.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 NR — (138,140) 1,844,203 (1,982,343)
CDX.NA.HY.38.V2 ..... 5.00 Quarterly 06/20/27 NR — (1,013,356) (727,634) (285,722)
$ (1,121,229) $ 1,746,176 $ (2,867,405)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
42
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.88% Semi-Annual N/A 08/17/22 USD 10,944 $ 7,758 $ (4,881) $ 12,639
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 277,141 (438,986) — (438,986)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 277,054 (434,344) — (434,344)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 196,638 (743,001) — (743,001)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 196,638 (717,130) — (717,130)
1 day SOFR Annual 2.65% Annual N/A 05/02/24 USD 348,580 (1,299,168) 83,277 (1,382,445)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 48,057 2,452,502 — 2,452,502
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 43,216 792,196 — 792,196
2.72% Annual 1 day SOFR Annual N/A 05/02/25 USD 405,600 573,751 (111,880) 685,631
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (737,848) — (737,848)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 227,511 (1,038,590) — (1,038,590)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (1,018,242) — (1,018,242)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (846,348) — (846,348)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (508,626) — (508,626)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (764,679) — (764,679)
1 day SOFR Annual 2.67% Annual N/A 05/02/27 USD 46,232 (98,380) (33,958) (64,422)
1.08% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/30 USD 5,328 746,008 718,442 27,566
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 5,366,184 — 5,366,184
1 day SOFR Annual 2.65% Annual N/A 05/02/32 USD 188,456 (1,739,917) 170,531 (1,910,448)
2.58% Annual 1 day SOFR Annual N/A 05/24/32 USD 34,955 582,712 (34,660) 617,372
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 6,042 90,848 — 90,848
2.61% Annual 1 day SOFR Annual N/A 05/02/42 USD 4,522 149,638 10,946 138,692
2.43% Annual 1 day SOFR Annual N/A 05/02/52 USD 129,868 5,347,091 (288,726) 5,635,817
$ 5,723,429 $ 509,091 $ 5,214,338
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 2,962 $ 52,148 $ 162,115 $ (109,967)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 95 12,425 12,590 (165)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 390 8,996 5,728 3,268
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 220 (5,205) (10,681) 5,476
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 355 (8,449) (9,305) 856
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 220 (5,205) (13,010) 7,805
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 285 (6,743) (25,645) 18,902
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 500 (11,831) (49,799) 37,968
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 251 21,325 (16,899) 38,224
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 249 21,223 (17,181) 38,404
$ – $ – $ –
$ 78,684 $ 37,913 $ 40,771
$ – $ – $ –

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 $ (1,212,168) $ — $ (1,212,168)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,306,208) — (1,306,208)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,385 (1,237,563) — (1,237,563)
1 day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (92,211) — (92,211)
$ (3,848,150) $ — $ (3,848,150)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.20% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 07/15/22 USD 49 $ 18,563 $ — $ 18,563
1 day SOFR minus
2.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 07/15/22 USD 217 115,126 — 115,126
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/15/22 USD 170 (336,050) — (336,050)
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/15/22 USD 118 63,356 — 63,356
1 day SOFR minus
2.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 07/15/22 USD 83 (165,533) — (165,533)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 34 117,814 — 117,814
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 68 240,857 — 240,857
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 3 41,037 — 41,037
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.12% Quarterly BNP Paribas SA 09/02/22 USD — 3,562 — 3,562
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.13% Quarterly BNP Paribas SA 09/02/22 USD 6 87,806 — 87,806
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 2 94,657 — 94,657
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD — 10,984 — 10,984
1 day SOFR minus
0.90% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 09/16/22 USD 24 9,008 — 9,008
1 day SOFR minus
1.25% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination BNP Paribas SA 09/16/22 USD 127 (117,134) — (117,134)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
44
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)
Amount includes $(86,265) of net dividends and financing fees.
(d)
Amount includes $(102,060) of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.60% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 09/16/22 USD 108 $ (22,494) $ — $ (22,494)
1 day SOFR minus
1.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/16/22 USD 125 (25,836) — (25,836)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 09/16/22 USD 42 (83,535) — (83,535)
1 day SOFR minus
1.85% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/16/22 USD 59 (11,619) — (11,619)
Snap, Inc. ......... At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 09/16/22 USD 79 (56,020) — (56,020)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 7 1,846 — 1,846
$ (13,605) $ — $ (13,605)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (13,900,861) $ (424,224)
(c)
$ (14,238,820) 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (24,672,886) 1,766,259
(e)
(22,804,567) 0.5
$ 1,342,035 $ (37,043,387)
(a) (c)
Range: 18-507 basis points 15-250 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates January 25, 2021 – May 31, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
Bilibili , Inc., Class Z ........ (22,700) $ (581,941) 4.1%
China Longyuan Power Group
Corp. Ltd., Class H ...... (120,000) (232,556) 1.6
China Overseas Land &
Investment Ltd. ........ (232,500) (739,574) 5.2
China Vanke Co. Ltd., Class H (402,100) (1,012,399) 7.1
Kuaishou Technology ....... (30,800) (346,152) 2.4
Longfor Group Holdings Ltd. .. (98,500) (468,480) 3.3
Microport Scientific Corp. .... (167,700) (486,999) 3.4
Prosus NV .............. (4,578) (296,442) 2.1
Sunny Optical Technology Group
Co. Ltd. .............. (11,400) (186,923) 1.3
Xinyi Solar Holdings Ltd. .... (160,000) (247,928) 1.8
(4,599,394)
Finland
Sampo OYJ, Class A ....... (9,553) (417,477) 2.9
Germany
Beiersdorf AG ............ (6,011) (616,832) 4.3
Italy
Leonardo SpA ........... (17,622) (178,790) 1.3
Nexi SpA ............... (25,559) (212,253) 1.5
(391,043)
Japan
Open House Group Co. Ltd. .. (12,200) (485,630) 3.4
South Korea
Celltrion Healthcare Co. Ltd. .. (12,757) (677,129) 4.7
HYBE Co. Ltd. ........... (1,930) (216,769) 1.5
NCSoft Corp. ............ (610) (164,658) 1.2
(1,058,556)
Spain
Ferrovial SA ............. (9,861) (250,901) 1.8
Sweden
Fastighets AB Balder, Class B . (28,068) (134,465) 1.0
Sagax AB, Class B ........ (8,329) (154,417) 1.1
Sweco AB, Class B ........ (8,547) (89,080) 0.6
(377,962)
United Kingdom
BT Group plc ............ (98,105) (222,969) 1.6
Just Eat Takeaway.com NV ... (25,876) (406,601) 2.8
Rolls-Royce Holdings plc .... (322,543) (328,239) 2.3
(957,809)
United States
Caesars Entertainment, Inc. .. (4,554) (174,418) 1.2
CarMax, Inc. ............ (5,542) (501,440) 3.5
Coinbase Global, Inc., Class A (1,972) (92,723) 0.7
Lamb Weston Holdings, Inc. .. (4,082) (291,700) 2.0
Leidos Holdings, Inc. ....... (4,171) (420,061) 3.0
Lennar Corp., Class A ...... (3,231) (228,012) 1.6
Martin Marietta Materials, Inc. . (1,196) (357,891) 2.5
Norwegian Cruise Line Holdings
Ltd. ................ (38,614) (429,388) 3.0
Paramount Global, Class B ... (16,662) (411,218) 2.9
PulteGroup, Inc. .......... (17,185) (681,042) 4.8
Quanta Services, Inc. ...... (2,156) (270,233) 1.9
Shares Value
% of Basket
Value
United States (continued)
Teledyne Technologies, Inc. .. (1,126) $ (422,374) 3.0%
Viatris , Inc. .............. (32,853) (343,971) 2.4
Westinghouse Air Brake
Technologies Corp. ...... (5,589) (458,745) 3.2
(5,083,216)
Total Reference Entity — Short ............ (14,238,820)
Net Value of Reference Entity — Citibank NA .. $ (14,238,820)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Allkem Ltd. .............. (41,274) (295,212) 1.3
AMP Ltd. ............... (286,075) (188,957) 0.8
IDP Education Ltd. ........ (26,458) (433,253) 1.9
Pilbara Minerals Ltd. ....... (164,086) (261,005) 1.2
(1,178,427)
Brazil
Localiza Rent a Car SA ..... (44,491) (445,297) 2.0
Magazine Luiza SA ........ (1,060,726) (478,329) 2.1
Raia Drogasil SA ......... (45,760) (168,317) 0.7
(1,091,943)
China
Alibaba Health Information
Technology Ltd. ........ (200,000) (138,955) 0.6
China Southern Airlines Co. Ltd.,
Class H .............. (394,000) (228,452) 1.0
Country Garden Holdings Co.
Ltd. ................ (1,378,575) (860,343) 3.8
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (33,200) (167,956) 0.7
Geely Automobile Holdings Ltd. (205,000) (469,522) 2.1
Shandong Gold Mining Co. Ltd.,
Class H .............. (227,000) (394,185) 1.7
Xiaomi Corp., Class B ...... (712,400) (1,246,465) 5.5
(3,505,878)
France
Alstom SA .............. (14,634) (334,161) 1.5
Germany
Rheinmetall AG .......... (828) (191,073) 0.8
Hong Kong
CK Asset Holdings Ltd. ..... (153,000) (1,087,114) 4.8
Italy
Telecom Italia SpA ........ (2,674,192) (701,194) 3.1
Japan
Hitachi Metals Ltd. ........ (19,300) (292,167) 1.3
Kobe Bussan Co. Ltd. ...... (10,000) (245,810) 1.1
Mitsui Fudosan Co. Ltd. ..... (8,100) (174,027) 0.8
Tokyo Electric Power Co.
Holdings, Inc. .......... (40,100) (167,747) 0.7
(879,751)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
46
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Shares Value
% of Basket
Value
Macau
Galaxy Entertainment Group
Ltd. ................ (36,000) $ (215,661) 0.9%
Netherlands
Aegon NV .............. (123,752) (532,954) 2.3
Poland
CD Projekt SA ........... (26,057) (559,833) 2.4
InPost SA .............. (34,697) (201,036) 0.9
(760,869)
Saudi Arabia
Delivery Hero SE ......... (11,131) (419,926) 1.8
South Africa
Capitec Bank Holdings Ltd. ... (2,452) (300,518) 1.3
South Korea
Iljin Materials Co. Ltd. ...... (4,084) (221,049) 1.0
POSCO Chemical Co. Ltd. ... (8,426) (697,804) 3.0
(918,853)
Switzerland
Vifor Pharma AG .......... (3,635) (630,171) 2.8
Taiwan
Sea Ltd., ADR ........... (1,850) (123,691) 0.5
Shares Value
% of Basket
Value
United Kingdom
Informa plc .............. (61,278) $ (395,894) 1.7%
Ocado Group plc ......... (41,839) (398,839) 1.8
(794,733)
United States
Analog Devices, Inc. ....... (2,790) (407,591) 1.8
Cognizant Technology Solutions
Corp., Class A ......... (6,502) (438,820) 1.9
Coterra Energy, Inc. ....... (11,717) (302,181) 1.3
DISH Network Corp., Class A . (60,764) (1,089,499) 4.8
Dollar General Corp. ....... (3,011) (739,020) 3.3
Dollar Tree, Inc. .......... (5,314) (828,187) 3.6
DXC Technology Co. ....... (24,262) (735,381) 3.2
Fiserv, Inc. .............. (5,170) (459,975) 2.0
International Business Machines
Corp. ............... (6,123) (864,506) 3.8
Marvell Technology, Inc. ..... (5,631) (245,117) 1.1
Match Group, Inc. ......... (4,007) (279,248) 1.2
PACCAR, Inc. ........... (1,971) (162,292) 0.7
PerkinElmer, Inc. ......... (1,805) (256,707) 1.1
Ross Stores, Inc. ......... (11,268) (791,352) 3.5
STERIS plc ............. (5,243) (1,080,845) 4.8
Zoom Video Communications,
Inc., Class A ........... (4,232) (456,929) 2.0
(9,137,650)
Total Reference Entity — Short ............ (22,804,567)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (22,804,567)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day SONIA ......................................... Sterling Overnight Index Average 1.19
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3,457,006 $ (5,056,088) $ 20,159,638 $ (13,472,514) $ —
OTC Swaps ..................................................... 180,433 (142,520) 2,721,778 (5,200,727) —
Options Written ................................................... N/A N/A 7,994,937 (10,830,391) (32,323,309)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 517,295 $ — $ 5,470,100 $ — $ 5,987,395
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 21,626,434 — — 21,626,434
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 47,979 14,704,440 1,400,435 2,872,161 — 19,025,015
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 4,340,191 — — 15,819,447 — 20,159,638
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 331,336 2,570,875 — — — 2,902,211
$ — $ 4,719,506 $ 17,792,610 $ 23,026,869 $ 24,161,708 $ — $ 69,700,693
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 3,367,047 — 6,414,044 — 9,781,091
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 14,519,129 — — 14,519,129
Options written
(b)
Options written at value ..................... — 15,978 19,094,099 610,921 12,602,311 — 32,323,309
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,867,405 — — 10,605,109 — 13,472,514
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 252,652 1,242,445 — 3,848,150 — 5,343,247
$ — $ 3,136,035 $ 23,703,591 $ 15,130,050 $ 33,469,614 $ — $ 75,439,290
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended June 30, 2022, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 27,878,023 $ — $ 22,560,584 $ 2,927 $ 50,441,534
Forward foreign currency exchange contracts .... — — — (93,190,596) — — (93,190,596)
Options purchased
(a)
.................... — 2,371 (29,501,638) 362,186 (759,880) 39,076 (29,857,885)
Options written ........................ — 7,400 25,313,732 472,879 (4,460,646) — 21,333,365
Swaps .............................. — 45,319 62,088,835 — 12,494,089 54 74,628,297
$ — $ 55,090 $ 85,778,952 $ (92,355,531) $ 29,834,147 $ 42,057 $ 23,354,715
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 4,271,973 $ — $ (1,111,596) $ — $ 3,160,377
Forward foreign currency exchange contracts .... — — — 9,711,894 — — 9,711,894
Options purchased
(b)
.................... — 47,034 (912,705) 684,411 (241,408) — (422,668)
Options written ........................ — 24,805 (5,633,117) (344,176) (4,918,497) — (10,870,985)
Swaps .............................. — 2,216,040 1,676,059 — (21,373,568) — (17,481,469)
$ — $ 2,287,879 $ (597,790) $ 10,052,129 $ (27,645,069) $ — $ (15,902,851)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
48
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,315,442,799
Average notional value of contracts — short ................................................................................. $ 1,089,369,259
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 591,010,874
Average amounts sold — in USD ........................................................................................ $ 1,119,700,206
Options
Average value of option contracts purchased ................................................................................ $ 23,769,071
Average value of option contracts written ................................................................................... $ 20,246,552
Average notional value of swaption contracts purchased ......................................................................... $ 643,919,866
Average notional value of swaption contracts written ........................................................................... $ 1,885,358,533
Credit default swaps
Average notional value — buy protection ................................................................................... $ 75,235,726
Average notional value — sell protection ................................................................................... $ 51,287,663
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,935,324,871
Average notional value — receives fixed rate ................................................................................ $ 1,654,987,031
Total return swaps
Average notional value ............................................................................................... $ 5,935,530
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 11,408,150 $ 6,909,635
Forward foreign currency exchange contracts ................................................................. 21,626,434 14,519,129
Options
(a)(b)
........................................................................................ 19,025,015 32,323,309
Swaps — centrally cleared .............................................................................. — 1,283,744
Swaps — OTC
(c)
.................................................................................... 2,902,211 5,343,247
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 54,961,810 $ 60,379,064
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(27,048,244) (25,200,093)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 27,913,566 $ 35,178,971
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 996,199 $ (996,199) $ — $ — $ —
Barclays Bank plc ................................ 1,102,064 (1,102,064) — — —
BNP Paribas SA ................................. 3,226,455 (1,331,136) — (370,000) 1,525,319
Citibank NA .................................... 697,863 (697,863) — — —
Deutsche Bank AG ............................... 8,910,169 (946,025) — — 7,964,144
Goldman Sachs International ........................ 1,416,959 (1,416,959) — — —
HSBC Bank plc .................................. 2,380,632 (833,085) — (940,000) 607,547
JPMorgan Chase Bank NA .......................... 6,436,634 (6,436,634) — — —
Morgan Stanley & Co. International plc .................. 2,141,849 (2,141,849) — — —
Royal Bank of Canada ............................. 324,426 (139,866) — — 184,560
UBS AG ...................................... 280,316 (280,316) — — —
$ 27,913,566 $ (16,321,996) $ — $ (1,310,000) $ 10,281,570

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 1,691,331 $ (996,199) $ — $ — $ 695,132
Barclays Bank plc ................................ 1,137,534 (1,102,064) — — 35,470
BNP Paribas SA ................................. 1,331,136 (1,331,136) — — —
Citibank NA .................................... 2,211,167 (697,863) (1,273,423) — 239,881
Deutsche Bank AG ............................... 946,025 (946,025) — — —
Goldman Sachs International ........................ 5,783,454 (1,416,959) (4,366,49 5 ) — —
HSBC Bank plc .................................. 833,085 (833,085) — — —
JPMorgan Chase Bank NA .......................... 7,680,583 (6,436,634) (1,243,949) — —
Merrill Lynch International & Co. ...................... 249,068 — (122,290) — 126,778
Morgan Stanley & Co. International plc .................. 9,740,467 (2,141,849) (7,598,618) — —
Royal Bank of Canada ............................. 139,866 (139,866) — — —
UBS AG ...................................... 3,435,255 (280,316) (3,154,939) — —
$ 35,178,971 $ (16,321,996) $ (1 7 , 759 , 714 ) $ — $ 1,097 ,2 61
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
50
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 25,929,863 $ — $ 25,929,863
Ireland .............................................. — 2,274,152 — 2,274,152
Jersey .............................................. — 915,997 — 915,997
United States .......................................... — 49,777,955 734,002 50,511,957
Common Stocks
Argentina ............................................ 205,072 — — 205,072
Australia ............................................. 3,365,510 27,472,351 571,309 31,409,170
Belgium ............................................. 255,681 232,841 — 488,522
Brazil ............................................... 2,464,164 548,778 — 3,012,942
Canada ............................................. 50,549,822 — — 50,549,822
Cayman Islands ........................................ 1,718,260 — — 1,718,260
Chile ............................................... 1,203,333 — — 1,203,333
China ............................................... 12,086,329 100,089,770 — 112,176,099
Denmark ............................................. 54,307 10,273,612 — 10,327,919
Finland .............................................. — 766,439 — 766,439
France .............................................. — 82,093,547 — 82,093,547
Germany ............................................ — 112,554,925 — 112,554,925
Hong Kong ........................................... — 14,539,277 — 14,539,277
India ............................................... — 740,676 7,490,644 8,231,320
Ireland .............................................. 1,976,521 1,058,247 — 3,034,768
Israel ............................................... 16,224,305 497,104 — 16,721,409
Italy ................................................ — 15,712,536 — 15,712,536
Japan ............................................... — 43,625,409 — 43,625,409
Jordan .............................................. — 97,607 — 97,607
Luxembourg .......................................... — 1,254,969 — 1,254,969
Macau .............................................. — 242,495 — 242,495
Mexico .............................................. 947,694 — — 947,694
Netherlands ........................................... 9,473,745 74,850,592 1,370,251 85,694,588
Norway .............................................. 405,406 1,544,636 — 1,950,042
Poland .............................................. — 252,614 — 252,614
Saudi Arabia .......................................... — 105,759 — 105,759
Singapore ............................................ — 42,795 — 42,795
South Africa ........................................... — 4,984,599 — 4,984,599
South Korea .......................................... 1,451,791 27,345,532 — 28,797,323
Spain ............................................... — 17,503,596 — 17,503,596
Sweden ............................................. — 22,200,595 — 22,200,595
Switzerland ........................................... 206,354 22,888,960 — 23,095,314
Taiwan .............................................. — 23,887,532 — 23,887,532
Turkey .............................................. 50,962 — — 50,962
United Arab Emirates .................................... — — 3 3
United Kingdom ........................................ 55,609,147 45,033,002 3,335,053 103,977,202
United States .......................................... 1,672,719,224 12,842,682 20,574,372 1,706,136,278
Corporate Bonds
Australia ............................................. — 45,082 35,298,557 35,343,639
Belgium ............................................. — 1,639,895 — 1,639,895
Canada ............................................. — 3,717,216 — 3,717,216
China ............................................... — 4,128,849 5 4,128,854
Germany ............................................ — 9,512,764 — 9,512,764
Hong Kong ........................................... — 4,263,030 — 4,263,030
India ............................................... — 9,631,043 — 9,631,043
Indonesia ............................................ — 2,436,983 — 2,436,983
Italy ................................................ — 13,333,567 4,923,269 18,256,836
Japan ............................................... — 1,315,631 — 1,315,631
Luxembourg .......................................... — 8,339,259 — 8,339,259

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Macau .............................................. $ — $ 1,232,383 $ — $ 1,232,383
Malaysia ............................................. — 2,395,341 — 2,395,341
Netherlands ........................................... — 2,409,050 — 2,409,050
Philippines ........................................... — 624,927 — 624,927
Saudi Arabia .......................................... — 616,542 — 616,542
Singapore ............................................ — 1,945,341 — 1,945,341
South Korea .......................................... — 3,936,293 — 3,936,293
Switzerland ........................................... — 1,435,222 — 1,435,222
Thailand ............................................. — 2,517,431 — 2,517,431
Turkey .............................................. — — 1,658,500 1,658,500
United Kingdom ........................................ — 25,388,562 — 25,388,562
United States .......................................... — 156,436,347 14,391,039 170,827,386
Vietnam ............................................. — 518,943 — 518,943
Zambia .............................................. — 900,680 — 900,680
Floating Rate Loan Interests
Belgium ............................................. — 4,260,270 — 4,260,270
Canada ............................................. — 6,197,660 — 6,197,660
France .............................................. — 6,912,888 — 6,912,888
Jersey, Channel Islands ................................... — — 3,919,039 3,919,039
Luxembourg .......................................... — 6,041,186 3,698,015 9,739,201
Netherlands ........................................... — 11,450,614 5,042,152 16,492,766
Spain ............................................... — — 6,693,091 6,693,091
United Kingdom ........................................ — 994,711 9,334,256 10,328,967
United States .......................................... — 44,903,785 63,875,492 108,779,277
Foreign Agency Obligations ................................. — 1,120,481 — 1,120,481
Foreign Government Obligations .............................. — 41,722,455 — 41,722,455
Investment Companies .................................... 58,475,917 — — 58,475,917
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 1,732,514 — 1,732,514
Cayman Islands ........................................ — — 1,778,977 1,778,977
United States .......................................... — 137,723,324 21,526,315 159,249,639
Other Interests .......................................... — — 9,548,534 9,548,534
Preferred Securities
Brazil ............................................... 846,827 — 4,476,439 5,323,266
China ............................................... — — 13,760,667 13,760,667
Germany ............................................ — 3,426,762 8,312,758 11,739,520
India ............................................... — — 5,298,354 5,298,354
Jersey, Channel Islands ................................... — — 6,696,375 6,696,375
Sweden ............................................. — — 480,783 480,783
United States .......................................... 16,882,893 14,192,078 79,057,888 110,132,859
U.S. Government Sponsored Agency Securities .................... — 817,595 — 817,595
U.S. Treasury Obligations ................................... — 68,436,273 — 68,436,273
Warrants .............................................. 225,671 76,858 17,998 320,527
Short-Term Securities
Foreign Government Obligations .............................. — 244,992,518 — 244,992,518
Money Market Funds ...................................... 791,071,721 — — 791,071,721
Time Deposits .......................................... — 11,180,282 — 11,180,282
Options Purchased
Credit contracts .......................................... — 47,979 — 47,979
Equity contracts .......................................... 14,514,672 189,768 — 14,704,440
Foreign currency exchange contracts ........................... — 1,400,435 — 1,400,435
Interest rate contracts ...................................... 1,125,422 1,746,739 — 2,872,161
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 29,844 29,844
Liabilities
Investments Sold Short .................................... (1,522,679) — — (1,522,679)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (18,377) (18,377)
$ 2,712,588,071 $ 1,612,469,000 $ 333,875,604 $ 4,658,932,675
Investments valued at NAV
(b )
...................................... 90,072,297
$ —
$ 4,749,004,972
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 4,491,094 $ — $ 4,491,094
Equity contracts ........................................... — 3,088,170 — 3,088,170
Foreign currency exchange contracts ............................ — 21,626,434 — 21,626,434

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation V.I. Fund
52
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 5,470,100 $ 15,819,447 $ — $ 21,289,547
Liabilities
Credit contracts ........................................... — (2,993,515) — (2,993,515)
Equity contracts ........................................... (19,821,090) (3,882,501) — (23,703,591)
Foreign currency exchange contracts ............................ — (15,130,050) — (15,130,050)
Interest rate contracts ....................................... (6,865,544) (26,604,070) — (33,469,614)
$ (21,216,534) $ (3,584,991) $ — $ (24,801,525)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 4,780,029 $ 38,133,909 $ 68,065,985 $ 89,245,526 $ 28,174,886 $ 8,360,924 $ 168,352,966 $ 17,356 $ 280,649 $ 298,493 $ 405,710,723
Transfers into Level 3 ............ — 793,411 4,800 33,295,811 — — 10,231,729 — — — 44,325,751
Transfers out of Level 3 ........... (4,780,029) — — (15,368,684) — — — — — (40,044) (20,188,757)
Other ....................... — — — — — — — — — — —
Accrued discounts/premiums ........ — — (362) 103,939 15,414 — — — — — 118,991
Net realized gain (loss) ........... — (1,963,132) (252,050) (793,567) 15,496 — 5,812,979 — — — 2,819,726
Net change in unrealized appreciation
(depreciation)
(a)(b)
............. 1,070,554 (5,490,521) (603,675) (2,700,954) 1,681,478 1,187,610 (31,221,330) (5,889) (280,649) (76,918) (36,440,294)
Purchases .................... — 9,470,122 3,412,483 22,945,726 3,364,208 — 3,081,398 — — (163,533) 42,110,404
Sales ....................... (336,552) (7,602,157) (14,355,811) (34,165,752) (9,946,190) — (38,174,478) — — — (104,580,940)
Closing balance, as of June 30, 2022 ..
$ 734,002 $ 33,341,632 $ 56,271,370 $ 92,562,045 $ 23,305,292
$ 9,548,534
$ 118,083,264 $ 11,467 $ — $ 17,998 $ 333,875,604
Net change in unrealized appreciation
(depreciation) on investments still held
at June 30, 2022
(b)
............
$ 1,070,554 $ (5,460,649) $ (603,675) $ (2,403,251) $ (1,873,237)
$ 1,187,610
$ (31,594,820) $ (5,889) $ — $ (106,578) $ (39,789,935)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $81,411,134. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 32,073,418 Income Discount Rate 16% —
Market Revenue Multiple 2.90x – 16.50x 6.09x
Volatility 50% – 88% 70%
Time to Exit 0.3 – 1.9 years 1.3 years
Corporate Bonds
(b)
............................. 45,646,549 Income Discount Rate 9% – 16% 14%
Estimated Recovery
Value
38% —
Floating Rate Loan Interests
(c)
...................... 47,094,707 Income Discount Rate 4% – 14% 10%
Other Interests ............................... 9,548,534 Market Discount Rate 6% —
Preferred Stocks
(d)
............................. 118,083,264 Market Revenue Multiple 0.10x – 29.00x 11.84x
EBITDA Multiple 4.25x —
Discount Rate 11.00% —
Time to Exit 1.5 – 5.0 years 4.0 years
Volatility 50% - 85% 66%
Recent Transactions $36.41 —
Market Adjustment
Multiple
1.00x —
Warrants ................................... 17,998 Market Time to Exit 0.7 – 1 year 0.8 year
Volatility 48% - 76% 65%
$ 252,464,470
(b)
For the period end June 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $3,677,615 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end June 30, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $4,653,522 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued..
(d)
For the period end June 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $7,933,796 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
54
BlackRock Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,836,571,565
Investments, at value — affiliated
(c)
......................................................................................... 913,944,619
Cash ............................................................................................................. 15,805,220
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 2,031,101
Futures contracts .................................................................................................... 29,530,000
Centrally cleared swaps ................................................................................................ 15,200,000
Receivables: –
Investments sold .................................................................................................... 16,932,859
Securities lending income — affiliated ...................................................................................... 56,445
Swaps   .......................................................................................................... 166,852
Capital shares sold ................................................................................................... 528,659
Dividends — affiliated ................................................................................................. 479,379
Dividends — unaffiliated ............................................................................................... 3,450,081
Interest — affiliated ................................................................................................... 302,717
Interest — unaffiliated ................................................................................................. 7,692,460
Variation margin on futures contracts ....................................................................................... 11,408,150
Swap premiums paid ................................................................................................... 180,433
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 21,626,434
OTC swaps ........................................................................................................ 2,721,778
Unfunded floating rate loan interests ....................................................................................... 29,844
Prepaid expenses ..................................................................................................... 64,650
Total assets .........................................................................................................
4,878,723,246
LIABILITIES
Investments sold short,, at value
(d)
.......................................................................................... 1,522,679
Foreign bank overdraft
(e)
................................................................................................. 69,895
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,546,592
Collateral on securities loaned ............................................................................................. 80,948,946
Options written, at value
(f)
................................................................................................ 32,323,309
Payables: –
Investments purchased ................................................................................................ 10,769,272
Swaps   .......................................................................................................... 179,171
Capital shares redeemed ............................................................................................... 2,636,067
Deferred foreign capital gain tax .......................................................................................... 618,068
Distribution fees ..................................................................................................... 867,046
Investment advisory fees .............................................................................................. 2,611,210
Directors' and Officer's fees ............................................................................................. 10,828
Transfer agent fees .................................................................................................. 5,052,605
Variation margin on futures contracts ....................................................................................... 6,909,635
Variation margin on centrally cleared swaps .................................................................................. 1,283,744
Other accrued expenses ............................................................................................... 3,596,928
Swap premiums received ................................................................................................ 142,520
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 14,519,129
OTC swaps ........................................................................................................ 5,200,727
Unfunded floating rate loan interests ....................................................................................... 18,377
Total liabilities ........................................................................................................
171,826,748
NET ASSETS ........................................................................................................
$ 4,706,896,498
See notes to consolidated financial statements.

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
55
Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,849,829,412
Accumulated loss ..................................................................................................... (142,932,914)
NET ASSETS ........................................................................................................
$ 4,706,896,498
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 4,180,264,966
(b)
  Securities loaned, at value .............................................................................................. $ 76,714,627
(c)
  Investments, at cost — affiliated .......................................................................................... $ 940,401,756
(d)
  Proceeds received from investments sold short at value ......................................................................... $ 1,327,682
(e)
  Foreign bank overdraft, at cost ........................................................................................... $ 77,834
(f)
  Premiums received ................................................................................................... $ 29,487,855

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
56
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 880,073,830
Shares outstanding ...................................................................................................
59,126,366
Net asset value ......................................................................................................
$ 14.88
Shares authorized ....................................................................................................
400 million
Par value ..........................................................................................................
$ 0.10
Class II
Net assets ..........................................................................................................
$ 203,133,627
Shares outstanding ...................................................................................................
13,724,615
Net asset value ......................................................................................................
$ 14.80
Shares authorized ....................................................................................................
200 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 3,623,689,041
Shares outstanding ...................................................................................................
301,651,925
Net asset value ......................................................................................................
$ 12.01
Shares authorized ....................................................................................................
1.5 billion
Par value ..........................................................................................................
$ 0.10

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
57
Consolidated Financial Statements
(b)
  See Note 2 of the Notes to Consolidated Financial Statements.
See notes to consolidated financial statements.
BlackRock Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 1,815,188
Dividends — unaffiliated ............................................................................................... 43,042,335
Interest — affiliated .................................................................................................. 1,028,268
Interest — unaffiliated ................................................................................................ 27,522,996
Securities lending income — affiliated — net ................................................................................. 632,406
Foreign taxes withheld ................................................................................................ (2,974,171)
Total investment income .................................................................................................
71,067,022
EXPENSES
Investment advisory .................................................................................................. 21,076,727
Transfer agent — class specific .......................................................................................... 7,119,385
Distribution — class specific ............................................................................................ 6,310,524
Custodian ......................................................................................................... 388,921
Accounting services .................................................................................................. 244,444
Directors and Officer ................................................................................................. 18,763
Transfer agent ...................................................................................................... 14,028
Miscellaneous ...................................................................................................... 509,472
Total expenses excluding dividend expense ....................................................................................
35,682,264
Dividends expense — unaffiliated ......................................................................................... 94,273
Total expenses .......................................................................................................
35,776,537
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (285,270)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (4,830,869)
Total expenses after fees waived and/or reimbursed ..............................................................................
30,660,398
Net investment income ..................................................................................................
40,406,624
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,170,508,900)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 2,850,930
Investments — unaffiliated
(a)
.......................................................................................... 123,609,466
Forward foreign currency exchange contracts ............................................................................... (93,190,596)
Foreign currency transactions ......................................................................................... 11,018,307
Futures contracts .................................................................................................. 50,441,534
Options written ................................................................................................... 21,144,520
In-kind redemptions
(b)
............................................................................................... 136,194,385
Short sales — unaffiliated ............................................................................................ 4,238,722
Swaps ......................................................................................................... 74,628,297
A
330,935,565
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (2,210,426)
Investments — unaffiliated
(c)
.......................................................................................... (1,484,190,311)
Forward foreign currency exchange contracts ............................................................................... 9,711,894
Foreign currency translations .......................................................................................... (638,373)
Futures contracts .................................................................................................. 3,160,377
Options written ................................................................................................... (10,870,985)
Short sales — unaffiliated ............................................................................................ 1,361,366
Swaps ......................................................................................................... (17,481,469)
Unfunded floating rate loan interests ..................................................................................... (5,889)
Unfunded SPAC PIPE commitments ..................................................................................... (280,649)
A
(1,501,444,465)
Net realized and unrealized loss ............................................................................................
(1,170,508,900)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (1,130,102,276)
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (171,189)
(c )
  Net of increase in deferred foreign capital gain tax of ............................................................................ $ (389,140)

Consolidated Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
58
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 40,406,624 $ 84,772,273
Net realized gain .................................................................................. 330,935,565 1,050,652,160
Net change in unrealized appreciation (depreciation) .......................................................... (1,501,444,465) (599,980,254)
Net increase (decrease) in net assets resulting from operations ..................................................... (1,130,102,276) 535,444,179
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (236,905,572)
  Class II ....................................................................................... — (37,510,736)
  Class III ....................................................................................... — (993,417,296)
Decrease in net assets resulting from distributions to shareholders ................................................... — (1,267,833,604)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (1,701,168,044) (307,800,588)
NET ASSETS
Total decrease in net assets ............................................................................ (2,831,270,320) (1,040,190,013)
Beginning of period .................................................................................. 7,538,166,818 8,578,356,831
End of period ......................................................................................
$ 4,706,896,498 $ 7,538,166,818
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 17.79  $ 19.49  $ 17.11  $ 15.19  $ 17.26  $ 15.51
Net investment income
(a)
.........
0.12 0.25 0.17 0.26 0.26 0.22
Net realized and unrealized gain (loss)
(3.03) 1.05 3.41 2.45 (1.52) 1.92
Net increase (decrease) from investment
operations ................ (2.91) 1.30  3.58  2.71  (1.26) 2.14
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.17) (0.24) (0.22) (0.17) (0.22)
From net realized gain ...........
—  (2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ............... —  (3.00) (1.20) (0.79) (0.81) (0.39)
Net asset value, end of period ...... $ 14.88  $ 17.79  $ 19.49  $ 17.11  $ 15.19  $ 17.26
Total Return
(c)
(16.36)% — — — — —
Based on net asset value .......... (16.36)%
(d)
6.67% 21.08% 17.92% (7.34)% 13.86%
Ratios to Average Net Assets
(e)
Total expenses .................
0.82%
(f)
0.82% 0.84% 0.74% 0.75% 0.72%
Total expenses after fees waived and/or
reimbursed ..................
0.74%
(f)
0.73% 0.73% 0.73% 0.74% 0.72%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense, interest expense and broker
fees and expenses on short sales ...
0.74%
(f)
0.73% 0.73% 0.73% 0.73% 0.70%
Net investment income ...........
1.44%
(f)
1.23% 0.95% 1.60% 1.53% 1.32%
Supplemental Data
Net assets, end of period (000) ...... $ 880,074  $ 1,606,132  $ 1,368,516  $ 1,192,769  $ 2,091,197  $ 2,306,034
Portfolio turnover rate
(g)
........... 41%
(h)
133% 161% 198% 144% 118%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
41% 123% 161% 198% 144% 118%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
60
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 17.71  $ 19.41  $ 17.05  $ 15.14  $ 17.21  $ 15.46
Net investment income
(a)
.........
0.10 0.22 0.14 0.23 0.23 0.19
Net realized and unrealized gain (loss)
(3.01) 1.05 3.39 2.44 (1.52) 1.93
Net increase (decrease) from investment
operations ................ (2.91) 1.27  3.53  2.67  (1.29) 2.12
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.14) (0.21) (0.19) (0.14) (0.20)
From net realized gain ...........
—  (2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ............... —  (2.97) (1.17) (0.76) (0.78) (0.37)
Net asset value, end of period ...... $ 14.80  $ 17.71  $ 19.41  $ 17.05  $ 15.14  $ 17.21
Total Return
(c)
(16.43)% — — — — —
Based on net asset value .......... (16.43)%
(d)
6.55% 20.88% 17.76% (7.52)% 13.74%
Ratios to Average Net Assets
(e)
Total expenses .................
1.04%
(f)
1.02% 1.02% 1.02% 1.04% 1.00%
Total expenses after fees waived and/or
reimbursed ..................
0.89%
(f)
0.88% 0.88% 0.88% 0.89% 0.87%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense, interest expense and broker
fees and expenses on short sales ...
0.89%
(f)
0.88% 0.88% 0.88% 0.88% 0.85%
Net investment income ...........
1.27%
(f)
1.07% 0.80% 1.41% 1.34% 1.17%
Supplemental Data
Net assets, end of period (000) ...... $ 203,134  $ 255,542  $ 243,361  $ 224,159  $ 213,919  $ 258,564
Portfolio turnover rate
(g)
........... 41%
(h)
133% 161% 198% 144% 118%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
41% 123% 161% 198% 144% 118%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(h)
Portfolio turnover rate excludes in-kind transactions.
BlackRock Global Allocation V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 14.38  $ 16.29  $ 14.47  $ 12.95  $ 14.84  $ 13.37
Net investment income
(a)
.........
0.08 0.17 0.10 0.19 0.19 0.17
Net realized and unrealized gain (loss)
(2.45) 0.87 2.88 2.08 (1.31) 1.66
Net increase (decrease) from investment
operations ................ (2.37) 1.04  2.98  2.27  (1.12) 1.83
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.12) (0.20) (0.18) (0.13) (0.19)
From net realized gain ...........
—  (2.83) (0.96) (0.57) (0.64) (0.17)
Total distributions ............... —  (2.95) (1.16) (0.75) (0.77) (0.36)
Net asset value, end of period ...... $ 12.01  $ 14.38  $ 16.29  $ 14.47  $ 12.95  $ 14.84
Total Return
(c)
(16.48)% — — — — —
Based on net asset value .......... (16.48)%
(d)
6.42% 20.79% 17.67% (7.58)% 13.71%
Ratios to Average Net Assets
(e)
Total expenses .................
1.17%
(f)
1.12% 1.11% 1.14% 1.14% 1.13%
Total expenses after fees waived and/or
reimbursed ..................
0.99%
(f)
0.98% 0.98% 0.98% 0.99% 1.00%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense, interest expense and broker
fees and expenses on short sales ...
0.99%
(f)
0.98% 0.98% 0.98% 0.98% 0.98%
Net investment income ...........
1.18%
(f)
0.99% 0.70% 1.32% 1.28% 1.15%
Supplemental Data
Net assets, end of period (000) ...... $ 3,623,689  $ 5,676,492  $ 6,966,480  $ 6,702,938  $ 6,669,996  $ 8,233,615
Portfolio turnover rate
(g)
........... 41%
(h)
133% 161% 198% 144% 118%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
41% 123% 161% 198% 144% 118%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
62
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Global Allocation V.I. Fund I, Ltd.
(the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $32,882,401, which is 0.7%  of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Consolidated Statement of Assets and
Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/
with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with in-kind redemption transactions. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption.
For the six months  ended June 30, 2022 , the Fund had in-kind redemptions of $1,448,976,292 . For tax purposes, no gains or losses were recognized.
Net gains and losses resulting from such in-kind redemptions, which are included in the Consolidated Statement of Operations were as follows:
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
Investments - unaffiliated ............................................................................................. $ 137,095,178
Investments - affiliated ............................................................................................... (1,055,099)
Options written .................................................................................................... 188,845
Short sales - unaffiliated .............................................................................................. (34,539)
$ 136,194,385

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
64
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage -backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
66
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since th e rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may invo lve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund CML ST Regis Aspen, Term Loan ...................... $ (592,986) $ (588,184) $ (582,474) $ 5,710
BlackRock Global
Allocation V.I. Fund CML Trigrams, Term Loan ........................... (1,388,501) (1,374,402) (1,376,282) (1,880)
BlackRock Global
Allocation V.I. Fund OD Intermediate SUBI Holdco II LLC, Term Loan ........... 1,992,811 1,865,592 1,887,192 21,600
BlackRock Global
Allocation V.I. Fund Sheraton Austin, Term Loan .......................... 198,367 211,794 195,297 (16,497)
BlackRock Global
Allocation V.I. Fund The Vinoy St. Petersburg, Term Loan ................... (826,289) (822,157) (819,623) 2,534

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the fund to make future cash payments. As of June 30, 2022 , the Fund had outstanding commitments of $2,200,000. These commitments are not included in the net assets of the Fund as of June 30, 2022 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 4,458,428 $ (4,458,428) $ — $ —
BofA Securities, Inc. ............................... 385,546 (385,546) — —
Citigroup Global Markets, Inc. ........................ 8,629,845 (8,629,845) — —
Credit Suisse Securities (USA) LLC .................... 244,476 (244,476) — —
Goldman Sachs & Co. LLC .......................... 784,970 (784,970) — —
J.P. Morgan Securities LLC .......................... 35,709,235 (35,709,235) — —
Jefferies LLC .................................... 1,161,207 (1,161,207) — —
Morgan Stanley .................................. 23,380,126 (23,380,126) — —
Nomura Securities International, Inc. .................... 400,355 (400,355) — —
State Street Bank & Trust Co. ........................ 85,373 (85,373) — —
Toronto Dominion Bank ............................. 1,475,066 (1,475,066) — —
$ 76,714,627 $ (76,714,627) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
68
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
70
or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BSL for services it provides for that portion of the Fund for which BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, wh ich will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations .  For the six months ended June 30, 2022, the amount waived was $228,568.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2022, the Manager waived $56,702 in investment advisory fees pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Distribution
Fees
Class II ......................................................................................................... $ 170,787
Class III ......................................................................................................... 6,139,737
$ 6,310,524
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 965,499 $ 231,612 $ 5,922,274 $ 7,119,385

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
72
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2022, the Fund paid BIM $137,867 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order ”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Global Allocation V.I. Fund
Class I ....................................................................................................... $ 476,742
Class II ...................................................................................................... 152,009
Class III ...................................................................................................... 4,202,118
$ 4,830,869
Class I ............................................................................................................. 1.25%
Class II ............................................................................................................ 1.40
Class III ............................................................................................................ 1.50

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions : The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 2,317,378
Net Realized Loss .......................................................................................................... (820,015)
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 98,620,960 $ 70,185,432 $ 2,181,537,446 $ 3,550,508,428
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 5,155,023,154 $ 262,565,943 $ (662,581,580) $ (400,015,637)

Notes to Consolidated Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
74
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The F und may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
2,369,699 $ 39,748,043 13,012,769 $ 261,474,884
Shares issued in reinvestment of distributions ........................
— — 12,647,721 229,125,525
Shares redeemed .........................................
(33,522,552) (532,302,184) (5,601,459) (113,320,017)
(31,152,853) $ (492,554,141) 20,059,031 $ 377,280,392
Class II
Shares sold .............................................
383,083 $ 6,225,594 900,403 $ 18,079,557
Shares issued in reinvestment of distributions ........................
— — 2,079,809 37,510,736
Shares redeemed .........................................
(1,091,076) (17,567,145) (1,085,573) (21,914,587)
(707,993) $ (11,341,551) 1,894,639 $ 33,675,706
Class III
Shares sold .............................................
4,863,574 $ 64,118,045 11,012,097 $ 184,863,956
Shares issued in reinvestment of distributions ........................
— — 67,575,364 993,417,296
Shares redeemed .........................................
(98,056,516) (1,261,390,397) (111,493,841) (1,897,037,938)
(93,192,942) $ (1,197,272,352) (32,906,380) $ (718,756,686)
(125,053,788) $ (1,701,168,044) (10,952,710) $ (307,800,588)

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
76
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Offshore
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TONAR Tokyo Overnight Average Rate

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

Money Market Overview
For the 6-Month Period Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
Market Review
During the six-month period ended June 30, 2022, monetary accommodation was removed at an accelerated pace and a strong disparity between supply and demand at the front-end of the market continued. The United States saw inflation increase at its fastest pace in four decades throughout the period, with the Consumer Price Index (“CPI”)
increasing 9.1% on an annualized basis in June 2022. During its meeting on March 16th, the Federal Open Market Committee (the “FOMC”, or “the Committee”) raised the range for the Federal Funds target rate - for the first time since December 2018 – from 0.00% - 0.25% to 0.25% - 0.50%.
Responding to increasing inflation at home, the FOMC rose the Federal Funds target rate at each meeting during the second quarter. The Committee elected to increase the
Federal Funds target rate by 0.50% at its May 2022 meeting, and another 0.75% at its June 2022 meeting, bringing the target rate to 1.50% - 1.75% as of June 30, 2022.
In a statement released in conjunction with the June 15th FOMC meeting, the Committee reiterated that it is “highly attentive to inflation risks,” and added that it is “strongly committed to returning inflation to its 2.00% objective.”
According to the updated “dot plot” median Federal Funds rate forecast accompanying the June 2022 meeting, the FOMC penciled in an additional 1.50% of rate hikes for
2022 relative to the March 2022 dot plot, bringing the median projection to 3.40%. The June “dot plot” also showed the median Federal Funds rate topping out at 3.80% in
2023, reflecting an additional 1.00% of rate hikes relative to the March 2022 projections. Also, an easing of monetary policy is forecasted for 2024, with the median Federal
Funds rate projected to decline to 3.40%.
The Fed median economic growth forecasts declined relative to the March 2022 projections, while the median core inflation projections for 2022 and 2023 moved higher.
Projected median unemployment levels also moved higher over the forecast horizon. Net new U.S. Treasury bill (“T-bill”) supply contracted $246.1 billion during the period, further exacerbating the supply and demand imbalance in the money market space and resulting in a distorted yield curve at the end of the period. T-bill tenors between
1-month and 1-year dramatically rose despite this dynamic as markets priced in several rate hikes during the first half of the year. Yields on the 1-month and 12-month T-bills rose by 1.00% and 2.40%, respectively, to 1.02% and 2.78% on June 30, 2022.
As the large unevenness between supply and demand persisted throughout the period, daily utilization of the Fed’s overnight reverse repurchase agreement program (“RRP”)
continued to climb, peaking at $2.33 trillion in late June 2022. A defensive posture by investors arguably contributed to softness in rates on repurchase agreements (“repo”)
during the period. The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— regularly printed below the lower bound of the range for the Federal Funds beginning in early May 2022. Industry-wide money market mutual funds (“MMFs”) experienced net outflows of $228 billion during the six-month period ended June 30, 2022. Of this, assets of government and prime MMFs fell by $232 billion and $13 billion, respectively, while assets municipal MMFs grew by nearly $17 billion.
Outlook
An outlook for persistently elevated inflation suggests increases in the target range for the Federal Funds rate by the FOMC of at least 0.50% are possible at the next few
FOMC meetings. Forecasts by the FOMC and futures contracts for Federal Funds suggest that monetary policy could become restrictive later this year. Defensive positioning by investors and insufficient supply of T-bills and similar investments will likely contribute to generally depressed levels on repurchase agreements and elevated usage of the Fed’s RRP facility by eligible counterparties.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2022
3
Fund Summary
BlackRock Government Money Market V.I. Fund
Investment Objective
BlackRock Government Money Market V.I. Fund’s (the “Fund”) investment objective is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,001.10 $ 1.09 $ 1,000.00 $ 1,023.70 $ 1.10 0.22%
(a)
E xpenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market V.I. Fund ..... 1.12% 1.12%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
PORTFOLIO COMPOSITION
–% –%
Asset Type
Percent of
Net Assets
–% –%
Repurchase Agreements ............................... 50.1%
U.S. Government Sponsored Agency Obligations .............. 31.6
U.S. Treasury Obligations .............................. 16.9
Other Assets Less Liabilities ............................ 1.4
–% –%

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds
0.07% ,  08/10/22 ................. USD 4,530 $ 4,529,975
2.25% ,  06/07/23 ................. 625 624,952
Federal Farm Credit Bank Discount Notes
(a)
2.43% ,  11/01/22 ................. 1,460 1,458,005
2.43% ,  11/14/22 ................. 2,440 2,428,017
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.19%), 1.70% ,  07/14/22 ..... 590 590,000
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
1.76% ,  07/20/22 ............... 2,030 2,029,990
(SOFR + 0.10%), 1.60% ,  09/02/22 ..... 320 320,000
(SOFR + 0.05%), 1.55% ,  09/08/22 ..... 1,335 1,335,038
(SOFR + 0.06%), 1.57% ,  10/21/22 ..... 1,915 1,915,000
(SOFR + 0.08%), 1.59% ,  11/03/22 ..... 1,040 1,040,000
(SOFR + 0.02%), 1.52% ,  11/28/22 ..... 7,240 7,239,925
(SOFR + 0.03%), 1.54% ,  01/12/23 ..... 2,285 2,284,938
(SOFR + 0.06%), 1.57% ,  01/20/23 ..... 505 505,000
(SOFR + 0.04%), 1.55% ,  07/12/23 ..... 260 259,986
(SOFR + 0.03%), 1.54% ,  07/25/23 ..... 1,270 1,269,959
(SOFR + 0.05%), 1.56% ,  08/22/23 ..... 1,940 1,940,000
(SOFR + 0.05%), 1.56% ,  09/28/23 ..... 1,305 1,305,000
(SOFR + 0.05%), 1.56% ,  10/16/23 ..... 2,170 2,170,000
(SOFR + 0.06%), 1.57% ,  11/22/23 ..... 2,405 2,405,000
(SOFR + 0.06%), 1.56% ,  01/10/24 ..... 115 115,000
(SOFR + 0.05%), 1.56% ,  02/20/24 ..... 8,000 8,000,000
(SOFR + 0.05%), 1.56% ,  05/09/24 ..... 2,190 2,190,000
Federal Home Loan Bank Bonds,
2.08%, 02/13/23 ................ 3,510 3,510,000
Federal Home Loan Bank Discount Notes
(a)
1.23% ,  07/08/22 ................. 12,900 12,897,893
1.33% ,  07/15/22 ................. 3,265 3,263,946
1.68% ,  08/05/22 ................. 3,635 3,629,346
1.71% ,  08/24/22 ................. 14,845 14,817,388
1.91% ,  09/20/22 ................. 9,305 9,264,489
2.19% ,  10/03/22 ................. 1,665 1,660,261
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR + 0.01%), 1.52% ,  08/02/22 ..... 10,400 10,400,183
(SOFR + 0.01%), 1.52% ,  08/04/22 ..... 15,000 15,000,000
(SOFR + 0.00%), 1.51% ,  08/19/22 ..... 4,560 4,560,000
(SOFR + 0.01%), 1.52% ,  09/06/22 ..... 1,910 1,910,000
(SOFR + 0.02%), 1.52% ,  12/16/22 ..... 5,800 5,800,000
(SOFR + 0.06%), 1.57% ,  12/16/22 ..... 2,425 2,425,000
(SOFR + 0.06%), 1.56% ,  02/03/23 ..... 1,300 1,300,000
(SOFR + 0.02%), 1.52% ,  03/02/23 ..... 7,130 7,130,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.02%), 1.53% ,  05/02/23 ..... USD 605 $ 605,000
Federal Home Loan Mortgage Corp.,
0.13%, 07/25/22 ................ 1,065 1,065,031
Federal Home Loan Mortgage Corp.
Variable Rate Notes, (SOFR + 0.07%),
1.58%, 11/10/22
(b)
............... 755 755,000
Total U.S. Government Sponsored Agency Obligations — 31.6%
(Cost: $145,949,322) ............................. 145,949,322
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
0.95%, 07/05/22 ................. 10,450 10,449,402
0.64%, 07/07/22 ................. 2,370 2,369,913
0.94%, 07/28/22 ................. 925 924,736
1.14%, 08/02/22 ................. 5,195 5,191,283
1.33%, 08/18/22 ................. 1,035 1,033,937
1.52%, 09/01/22 ................. 2,875 2,871,683
1.55%, 09/08/22 ................. 18,537 18,513,435
1.59%, 09/15/22 ................. 2,120 2,116,330
1.63%, 09/22/22 ................. 1,680 1,676,630
1.65%, 09/29/22 ................. 1,560 1,555,905
1.75%, 10/06/22 ................. 3,257 3,247,458
2.47%, 12/29/22 ................. 3,255 3,219,126
2.48%, 01/26/23 ................. 1,770 1,763,526
2.63%, 05/18/23 ................. 730 716,331
U.S. Treasury Notes
1.63%, 12/15/22 ................. 1,000 1,001,239
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 1.81%, 01/31/23
(b)
... 1,853 1,853,154
0.13%, 02/28/23 ................. 9,100 8,987,105
2.63%, 02/28/23 ................. 3,865 3,898,272
0.13%, 04/30/23 ................. 585 575,409
1.75%, 05/15/23 ................. 1,110 1,105,812
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 1.79%, 07/31/23
(b)
... 5,000 5,000,165
Total U.S. Treasury Obligations — 16.9%
(Cost: $78,070,851) .............................. 78,070,851
Total Repurchase Agreements — 50.1%
(Cost: $231,015,000) ............................. 231,015,000
Total Investments — 98.6%
(Cost: $455,035,173 )
(c)
............................ 455,035,173
Other Assets Less Liabilities — 1.4% ................... 6,470,034
Net Assets — 100.0% .............................. $ 461,505,207
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 1.55% 06/30/22 07/01/22 $ 31,000 $ 31,000 $ 31,001,335
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
05/01/51 ......... $ 39,712,590 $ 31,930,001
$ – $ –
Barclays Bank plc ... 1.70
(a)
06/09/22 08/04/22 6,515 6,515 6,532,228
U.S. Government
Sponsored Agency
Obligation, 0.00%, due
09/25/53 ......... 24,549,527 6,840,750
$ – $ –
BNP Paribas SA .... 1.55 06/30/22 07/01/22 30,000 30,000 30,001,292
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.00%, due
10/15/26 to 05/01/52 55,844,219 30,849,462
$ – $ –
JP Morgan Securities
LLC ........... 1.54
(a)
03/07/22 07/07/22 3,500 3,500 3,518,266
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.00%, due 02/25/26 to
01/25/51 ......... 9,596,863 3,675,000
1.55 06/30/22 07/01/22 30,000 30,000 30,001,292
U.S. Treasury
Obligation, 2.50%, due
02/15/45 ......... 35,491,400 30,600,018
$ – $ –
$ 33,500 $ 34,275,018
$ – $ –
Mizuho Securities USA
LLC ........... 1.55 06/30/22 07/01/22 35,000 35,000 35,001,507
U.S. Treasury
Obligation, 0.75%, due
05/31/26 ......... 38,993,800 35,700,023
$ – $ –
Morgan Stanley & Co.
LLC ........... 1.55 06/30/22 07/01/22 28,000 28,000 28,001,205
U.S. Government
Sponsored Agency
Obligations, 1.50% to
5.00%, due 06/01/32 to
07/01/52 ......... 35,623,982 28,840,000
$ – $ –
Societe Generale SA . 1.50 06/30/22 07/01/22 40,000 40,000 40,001,667
U.S. Treasury
Obligations, 1.13% to
1.88%, due 05/15/40 to
02/15/51 ......... 57,051,100 40,800,053
$ – $ –
TD Securities USA LLC 1.50 06/30/22 07/01/22 27,000 27,000 27,001,125
U.S. Treasury
Obligation, 3.00%, due
06/30/24 ......... 27,571,200 27,540,045
$ – $ –
$ 231,015 $ 236,775,352
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short- Term Securities ....................................... $ — $ 455,035 , 173 $ — $ 455,035 , 173

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
6
BlackRock
Government
Money Market V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 224,020,173
Cash ............................................................................................................. 6,684,906
Repurchase agreements, at value
(b)
......................................................................................... 231,015,000
Receivables: –
Capital shares sold ................................................................................................... 92,333
Interest — unaffiliated ................................................................................................. 181,710
Prepaid expenses ..................................................................................................... 2,143
Total assets .........................................................................................................
461,996,265
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 245,691
Investment advisory fees .............................................................................................. 95,587
Professional fees .................................................................................................... 31,974
Transfer agent fees .................................................................................................. 65,880
Other accrued expenses ............................................................................................... 51,92 6
Total liabilities ........................................................................................................
491,058
NET ASSETS ........................................................................................................
$ 461,505,207
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 461,496,936
Accumulated earnings .................................................................................................. 8,271
NET ASSETS ........................................................................................................
$ 461,505,207
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 224,020,173
(b)
  Repurchase agreements, at cost ......................................................................................... $ 231,015,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
7
Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 461,505,207
Shares outstanding ..................................................................................................
461,496,472
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
8
See notes to financial statements.
BlackRock
Government
Money Market V.I.
Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 977,467
Total investment income .................................................................................................
977,467
EXPENSES
Investment advisory .................................................................................................. 1,046,396
Accounting serv ices .................................................................................................. 20,437
Custodian ......................................................................................................... 7,230
Directors and Officer ................................................................................................. 4,652
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 52,982
Total expenses .......................................................................................................
1,134,177
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (668,643)
Total expenses after fees waived and/or reimbursed ..............................................................................
465,534
Net investment income ..................................................................................................
511,933
REALIZED GAIN $ 6,840
Net realized gain from investments ........................................................................................ 6,840
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 518,773

Statements of Changes in Net Assets
9
Financial Statements
See notes to financial statements.
BlackRock Government Money Market V.I.
Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 511,933 $ 19
Net realized gain .................................................................................. 6,840 5,164
Net increase in net assets resulting from operations ............................................................. 518,773 5,183
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (511,933) (17,729)
CAPITAL TRANSACTIONS
Net proceeds from s ale of shares ......................................................................... 161,885,723 157,939,604
Reinvestment of distributions ............................................................................ 511,933 17,729
Cost s of shares redeemed .............................................................................. (50,307,235) (69,934,470)
Net increase in net assets derived from capital transactions ....................................................... 112,090,421 88,022,863
NET ASSETS
Total increase in net assets ............................................................................. 112,097,261 88,010,317
Beginning of period .................................................................................. 349,407,946 261,397,629
End of period ......................................................................................
$ 461,505,207 $ 349,407,946
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Government Money Market V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........
0.0011 0.0000
(a)
0.0032 0.0196 0.0160 0.0064
Net realized gain (loss) .........
0.0000
(a)
0.0001 0.0002 0.0000
(a)
(0.0001) 0.0000
(a)
Net increase from investment
operations ............... 0.0011  0.0001  0.0034  0.0196  0.0159  0.0064
Distributions
(b)
– – – – – –
From net investment income .....
(0.0011) (0.0001) (0.0034) (0.0196) (0.0159) (0.0064)
From net realized gain ..........
—  (0.0000)
(c)
(0.0000)
(c)
(0.0000)
( c )
—  (0.0000)
(c)
Total distributions .............. (0.0011) (0.0001) (0.0034) (0.0196) (0.0159) (0.0064)
Net asset value, end of period ..... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
0.11% 0.01% 0.34% 1.98% 1.61% 0.65%
Based on net asset value ......... 0.11%
(e)
0.01% 0.34% 1.98% 1.61% 0.65%
Ratios to Average Net Assets
Total expenses ................
0.54%
(f)
0.56% 0.65% 0.64% 0.80%
(g)
0.72%
Total expenses after fees waived and/or
reimbursed .................
0.22%
(f)
0.08% 0.24% 0.30% 0.30%
(g)
0.30%
Net investment income ..........
0.24%
(f)
0.00%
(h)
0.32% 1.96% 1.60% 0.63%
Supplemental Data
Net assets, end of period (000) ..... $ 461,505  $ 349,408  $ 261,398  $ 201,318  $ 199,439  $ 135,659
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.72%
and 0.29%, respectively.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
12
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months  ended June 30, 2022 , fees waived and/or reimbursed by the Manager und er this agreement was $162,30 5.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $506,338, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
161,885,723 $ 161,885,723 157,939,604 $ 157,939,604
Shares issued in reinvestment of distributions ........................
511,933 511,933 17,729 17,729
Shares redeemed .........................................
(50,307,235) (50,307,235) (69,934,470) (69,934,470)
112,090,421 $ 112,090,421 88,022,863 $ 88,022,863

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
14
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International Index V.I. Fund
Investment Objective
The investment objective of the BlackRock International Index V.I. Fund (the “Fund”) is to seek to match the performance of the MSCI EAFE Index (Europe, Australasia,
Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund’s Class I and Class III Shares returned (19.16%) and (19.19%), respectively. The MSCI EAFE Index returned
(19.57%) for the same period. The MSCI EAFE Index is a free-float adjusted, market-capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.
Describe the market environment?
As developed markets started recovering from the Omicron Variant, investors’ attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine in February 2022. Those concerns dampened investors’ sentiment and market performance over the first quarter.
In response to rising inflation rates, the European Central Bank (“ECB”) announced their plan to end bond purchasing by the end of September 2022. Annual inflation in the eurozone rose from 5.9% in February 2022 to 7.5% in March 2022, fueled by increasing commodity prices. In the U.K., the Bank of England raised the interest rate by 0.5%
over the quarter on top of an additional 0.15% raise in December 2021. The U.K. equity market proved more resilient than its developed markets peers, supported by its exposure to energy and materials.
In Japan, the manufacturing sector continued to suffer from supply chain disruption and the semiconductor shortage. The yen weakened and reached a six-year low against the U.S. dollar in March 2022.
Rising inflation and recession fears weighed down on developed markets performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices — peaking in the first half of June 2022 and driving inflation higher. Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the U.K. unveiled its new measures to help households facing larger energy bills in the upcoming fall.
As a result of the ongoing elevated inflation, the Bank of England raised the U.K. base rate to 1.25% in June 2022 while the ECB indicated a first-rate hike will likely be in
July 2022 along with an end to asset purchase plan early in Q3 2022. In Japan, the Yen weakened against the U.S. dollar breaching the 130 level for the first time in the last two decades as Bank of Japan kept its accommodative monetary policy unchanged.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of matching the risks and return of the Underlying Index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of the Underlying Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock International Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (19.16)% (17.49)% 2.23% 5.19%
Class III
(b)(c)(d)
.............................................................. (19.19) (17.59) 1.99 4.93
MSCI EAFE Index
(e)
.......................................................... (19.57) (17.77) 2.20 5.40
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the
“Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 808.40 $ 1.17 $ 1,000.00 $ 1,023.51 $ 1.30 0.26%
Class III .................................. 1,000.00 808.10 2.20 1,000.00 1,022.36 2.46 0.49
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 22.0%
United Kingdom ..................................... 12.0
France ........................................... 10.3
Australia .......................................... 8.5
Germany ......................................... 7.6
United States ...................................... 6.2
Switzerland ........................................ 6.0
Netherlands ....................................... 5.2
Sweden .......................................... 3.1
Hong Kong ........................................ 3.0
Denmark ......................................... 2.7
Spain ............................................ 2.5
Italy ............................................. 1.9
Singapore ......................................... 1.5
Finland .......................................... 1.2
Other
(a)
........................................... 5.0
Short-Term Securities ................................. 1.3
Liabilities in Excess of Other Assets ....................... —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Afghanistan — 0.0%
AZ Corp.
(a)(b)
................. 253,848 $ 3
Australia — 8.5%
Ampol Ltd. .................. 3,135 73,994
APA Group
(c)
................. 15,282 119,013
Aristocrat Leisure Ltd. ........... 7,630 181,487
ASX Ltd. ................... 2,395 135,376
Aurizon Holdings Ltd. ........... 23,960 63,016
Australia & New Zealand Banking
Group Ltd. ................ 35,677 543,386
BHP Group Ltd. ............... 63,981 1,832,007
BlueScope Steel Ltd. ........... 6,134 67,588
Brambles Ltd. ................ 18,347 135,663
Cochlear Ltd. ................ 828 113,678
Coles Group Ltd. .............. 16,964 208,765
Commonwealth Bank of Australia ... 21,561 1,347,057
Computershare Ltd. ............ 6,833 116,524
CSL Ltd. .................... 6,104 1,133,359
Dexus
(c)
.................... 14,431 88,743
Domino's Pizza Enterprises Ltd. .... 765 35,959
Endeavour Group Ltd. .......... 17,790 93,068
Evolution Mining Ltd. ........... 24,353 39,792
Fortescue Metals Group Ltd. ...... 21,176 254,636
Glencore plc
(a)
................ 125,349 678,945
Goodman Group .............. 20,847 257,413
GPT Group (The)
(c)
............. 23,998 70,139
IDP Education Ltd. ............. 2,611 42,756
Insurance Australia Group Ltd. ..... 31,789 95,861
Lendlease Corp. Ltd.
(c)
.......... 8,407 52,955
Lottery Corp. Ltd. (The)
(a)
........ 27,737 86,538
Macquarie Group Ltd. ........... 4,581 521,574
Medibank Pvt. Ltd. ............. 35,917 80,784
Mineral Resources Ltd. .......... 2,132 71,556
Mirvac Group
(c)
............... 49,339 67,441
National Australia Bank Ltd. ....... 40,893 775,447
Newcrest Mining Ltd. ........... 11,178 159,244
Northern Star Resources Ltd. ...... 13,927 65,328
Orica Ltd. ................... 5,028 55,010
Origin Energy Ltd. ............. 21,517 85,413
Qantas Airways Ltd.
(a)
........... 12,572 38,908
QBE Insurance Group Ltd. ....... 18,704 157,167
Ramsay Health Care Ltd. ........ 2,295 116,243
REA Group Ltd. ............... 701 54,132
Reece Ltd. .................. 3,670 34,861
Rio Tinto Ltd. ................ 4,632 330,442
Rio Tinto plc ................. 14,171 847,237
Santos Ltd. .................. 39,935 202,478
Scentre Group ................ 66,680 119,727
SEEK Ltd. .................. 4,001 58,038
Sonic Healthcare Ltd. ........... 5,750 131,061
South32 Ltd. ................. 59,618 161,546
Stockland
(c)
.................. 29,531 73,733
Suncorp Group Ltd. ............ 15,622 119,129
Telstra Corp. Ltd. .............. 51,980 138,255
Transurban Group
(c)
............ 38,669 384,730
Treasury Wine Estates Ltd. ....... 9,555 74,932
Vicinity Centres ............... 52,795 67,069
Washington H Soul Pattinson & Co. Ltd. 2,711 44,151
Wesfarmers Ltd. .............. 14,202 410,778
Westpac Banking Corp. ......... 44,011 593,660
WiseTech Global Ltd. ........... 1,912 50,137
Woodside Energy Group Ltd. ...... 23,895 525,177
Security
Shares
Shares Value
Australia (continued)
Woolworths Group Ltd. .......... 15,199 $ 373,323
14,856,429
Austria — 0.2%
Erste Group Bank AG ........... 4,223 107,312
Mondi plc ................... 6,082 107,956
OMV AG ................... 1,883 88,559
Verbund AG ................. 878 86,306
voestalpine AG ............... 1,524 32,571
422,704
Belgium — 0.9%
Ageas SA/NV ................ 2,041 89,993
Anheuser-Busch InBev SA/NV ..... 10,892 586,556
D'ieteren Group ............... 313 45,994
Elia Group SA/NV ............. 423 60,075
Groupe Bruxelles Lambert SA ..... 1,350 120,323
KBC Group NV ............... 3,224 181,385
Proximus SADP ............... 2,022 29,844
Sofina SA ................... 198 40,586
Solvay SA ................... 973 79,267
UCB SA .................... 1,583 134,142
Umicore SA ................. 2,657 93,139
Warehouses De Pauw CVA ....... 1,870 59,006
1,520,310
Brazil — 0.1%
Yara International ASA .......... 2,127 89,123
Chile — 0.0%
Antofagasta plc ............... 4,848 68,458
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 46,500 184,650
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 66,316
Chow Tai Fook Jewellery Group Ltd. . 25,200 47,600
ESR Group Ltd.
(a)(d)(e)
........... 25,200 68,334
Futu Holdings Ltd., ADR
(a)
........ 632 32,997
Prosus NV
(a)
................. 10,427 675,186
SITC International Holdings Co. Ltd. . 17,000 48,351
Wilmar International Ltd. ......... 22,600 65,779
Xinyi Glass Holdings Ltd. ........ 21,000 50,668
1,239,881
Denmark — 2.7%
AP Moller - Maersk A/S, Class A .... 41 95,159
AP Moller - Maersk A/S, Class B .... 67 157,289
Carlsberg A/S, Class B .......... 1,306 166,910
Chr Hansen Holding A/S ......... 1,315 95,992
Coloplast A/S, Class B .......... 1,524 174,132
Danske Bank A/S .............. 8,480 120,694
Demant A/S
(a)
................ 1,367 51,388
DSV A/S .................... 2,414 339,450
Genmab A/S
(a)
................ 828 268,640
GN Store Nord A/S ............. 1,644 57,996
Novo Nordisk A/S, Class B ....... 21,277 2,359,670
Novozymes A/S, Class B ......... 2,560 154,068
Orsted A/S
(d)(e)
................ 2,416 254,463
Pandora A/S ................. 1,226 77,891
ROCKWOOL A/S, Class B ....... 102 23,158
Tryg A/S .................... 4,545 102,398
Vestas Wind Systems A/S ........ 12,748 271,048
4,770,346
Finland — 1.2%
Elisa OYJ ................... 1,747 98,352
Fortum OYJ ................. 5,443 82,270
Kesko OYJ, Class B ............ 3,461 81,907

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Finland (continued)
Kone OYJ, Class B ............ 4,203 $ 200,883
Neste OYJ .................. 5,345 237,751
Nokia OYJ .................. 68,376 316,926
Nordea Bank Abp ............. 41,600 367,480
Orion OYJ, Class B ............ 1,385 61,985
Sampo OYJ, Class A ........... 6,296 275,143
Stora Enso OYJ, Class R ........ 7,327 116,097
UPM- Kymmene OYJ ........... 6,733 206,456
Wartsila OYJ Abp .............. 5,901 46,257
2,091,507
France — 10.3%
Accor SA
(a)
.................. 1,977 53,936
Adevinta ASA
(a)
............... 3,059 22,520
Aeroports de Paris
(a)
............ 395 50,355
Air Liquide SA ................ 6,612 889,994
Airbus SE ................... 7,434 727,119
Alstom SA .................. 3,965 90,539
Amundi SA
(d)(e)
................ 804 44,266
Arkema SA .................. 729 65,211
AXA SA .................... 24,300 555,050
BioMerieux .................. 551 54,028
BNP Paribas SA .............. 13,964 667,926
Bollore SE .................. 11,639 54,258
Bouygues SA ................ 2,914 89,936
Bureau Veritas SA ............. 3,861 99,336
Capgemini SE ................ 2,059 355,095
Carrefour SA ................. 7,725 137,129
Cie de Saint-Gobain ............ 6,290 271,786
Cie Generale des Etablissements
Michelin SCA .............. 8,620 235,421
Covivio .................... 612 34,191
Credit Agricole SA ............. 15,471 142,627
Danone SA .................. 8,255 462,298
Dassault Aviation SA ........... 330 51,534
Dassault Systemes SE .......... 8,402 311,217
Edenred .................... 3,130 148,270
Eiffage SA .................. 1,069 96,702
Electricite de France SA ......... 6,772 55,624
Engie SA ................... 23,207 268,713
EssilorLuxottica SA ............ 3,634 546,663
Eurazeo SE ................. 537 33,361
Gecina SA .................. 601 56,404
Getlink SE (Registered) ......... 5,724 101,517
Hermes International ........... 404 454,673
Ipsen SA ................... 501 47,436
Kering SA ................... 950 492,316
Klepierre SA
(a)
................ 2,450 47,412
La Francaise des Jeux SAEM
(d)(e)
... 1,366 47,433
Legrand SA ................. 3,311 245,837
L'Oreal SA .................. 3,029 1,051,686
LVMH Moet Hennessy Louis Vuitton SE 3,508 2,149,976
Orange SA .................. 25,324 298,407
Pernod Ricard SA ............. 2,622 484,742
Publicis Groupe SA
(a)
........... 2,949 145,033
Remy Cointreau SA ............ 300 52,638
Renault SA
(a)
................. 2,327 58,747
Safran SA ................... 4,315 429,625
Sanofi ..................... 14,384 1,450,570
Sartorius Stedim Biotech ......... 340 107,276
SEB SA .................... 330 31,847
Societe Generale SA ........... 10,298 227,686
Sodexo SA .................. 1,160 82,052
Teleperformance .............. 735 226,956
Thales SA ................... 1,328 163,048
TotalEnergies SE .............. 31,329 1,649,064
Security
Shares
Shares Value
France (continued)
Ubisoft Entertainment SA
(a)
....... 1,162 $ 51,248
Unibail - Rodamco -Westfield
(a)(c)
..... 1,573 79,971
Valeo ...................... 2,890 56,314
Veolia Environnement SA
(a)
....... 8,346 204,588
Vinci SA .................... 6,720 603,197
Vivendi SE .................. 9,782 99,824
Wendel SE .................. 293 24,557
Worldline SA
(a)(d)(e)
............. 3,016 112,495
17,949,680
Germany — 7.2%
adidas AG .................. 2,173 385,992
Allianz SE ................... 5,168 990,759
Aroundtown SA
(f)
.............. 12,558 40,166
BASF SE ................... 11,562 505,864
Bayer AG (Registered) .......... 12,414 741,319
Bayerische Motoren Werke AG .... 4,197 325,354
Bechtle AG .................. 1,038 42,636
Beiersdorf AG ................ 1,247 127,964
Brenntag SE ................. 1,917 125,522
Carl Zeiss Meditec AG .......... 529 63,601
Commerzbank AG
(a)
............ 13,381 94,940
Continental AG ............... 1,422 99,808
Covestro AG
(d)(e)
............... 2,490 86,524
Daimler Truck Holding AG
(a)
....... 5,690 149,851
Deutsche Bank AG (Registered) .... 26,090 229,271
Deutsche Boerse AG ........... 2,407 404,200
Deutsche Lufthansa AG
(a)(f)
....... 8,000 47,122
Deutsche Post AG ............. 12,528 473,009
Deutsche Telekom AG (Registered) . 41,111 817,667
E.ON SE ................... 28,677 241,549
Evonik Industries AG ........... 2,692 57,733
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 129,662
Fresenius SE & Co. KGaA ........ 5,288 160,817
GEA Group AG ............... 1,958 67,880
Hannover Rueck SE ............ 747 108,954
HeidelbergCement AG .......... 1,850 89,320
HelloFresh SE
(a)
............... 2,085 68,023
Henkel AG & Co. KGaA ......... 1,255 77,108
Infineon Technologies AG ........ 16,615 404,169
KION Group AG ............... 890 37,257
Knorr- Bremse AG ............. 925 52,979
LEG Immobilien SE ............ 886 73,734
Mercedes-Benz Group AG ........ 10,086 585,778
Merck KGaA ................. 1,648 279,536
MTU Aero Engines AG .......... 650 119,075
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,752 414,431
Nemetschek SE ............... 741 45,080
Puma SE ................... 1,324 87,843
Rational AG ................. 65 37,894
Rheinmetall AG ............... 547 126,228
RWE AG ................... 8,004 296,036
SAP SE .................... 13,215 1,204,553
Scout24 SE
(d)(e)
............... 1,127 58,058
Siemens AG (Registered) ........ 9,676 994,659
Siemens Energy AG ............ 5,481 80,781
Siemens Healthineers AG
(d)(e)
...... 3,577 182,378
Symrise AG ................. 1,640 178,867
Telefonica Deutschland Holding AG . 13,365 38,541
Uniper SE ................... 1,155 17,261
United Internet AG (Registered) .... 1,075 30,814
Volkswagen AG ............... 401 73,337
Vonovia SE .................. 8,786 271,843

BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Germany (continued)
Zalando SE
(a)(d)(e)
.............. 2,782 $ 73,285
12,517,032
Hong Kong — 3.0%
AIA Group Ltd. ............... 152,354 1,664,707
CK Asset Holdings Ltd. .......... 25,159 178,763
CK Infrastructure Holdings Ltd. ..... 9,000 55,286
CLP Holdings Ltd. ............. 20,783 172,713
Hang Lung Properties Ltd. ........ 27,000 51,376
Hang Seng Bank Ltd. ........... 9,574 169,660
Henderson Land Development Co. Ltd. 18,836 70,793
HK Electric Investments & HK Electric
Investments Ltd.
(c)(e)
.......... 35,000 32,115
HKT Trust & HKT Ltd.
(c)
.......... 50,100 67,286
Hong Kong & China Gas Co. Ltd. ... 140,220 151,328
Hong Kong Exchanges & Clearing Ltd. 15,007 742,190
Hongkong Land Holdings Ltd. ..... 13,800 69,305
Jardine Matheson Holdings Ltd. .... 2,800 147,123
Link REIT ................... 26,700 218,176
MTR Corp. Ltd. ............... 20,000 104,855
New World Development Co. Ltd. ... 18,361 66,139
Power Assets Holdings Ltd. ....... 18,500 116,548
Prudential plc ................ 34,524 429,452
Sino Land Co. Ltd. ............. 45,311 66,910
Sun Hung Kai Properties Ltd. ...... 18,000 213,121
Swire Pacific Ltd., Class A ........ 6,500 38,820
Swire Properties Ltd. ........... 15,600 38,838
Techtronic Industries Co. Ltd. ...... 17,500 182,738
WH Group Ltd.
(d)(e)
............. 100,500 77,785
Wharf Real Estate Investment Co. Ltd. 21,953 104,830
5,230,857
Ireland — 0.6%
AerCap Holdings NV
(a)
.......... 1,689 69,148
CRH plc .................... 9,714 335,219
Flutter Entertainment plc
(a)
........ 2,126 215,529
Kerry Group plc, Class A ......... 1,941 185,622
Kingspan Group plc ............ 1,962 117,977
Smurfit Kappa Group plc ......... 3,082 103,931
1,027,426
Israel — 0.7%
Azrieli Group Ltd. .............. 564 39,707
Bank Hapoalim BM ............ 14,860 124,783
Bank Leumi Le-Israel BM ........ 18,004 161,064
Check Point Software Technologies
Ltd.
(a)
.................... 1,329 161,846
Elbit Systems Ltd. ............. 313 71,889
ICL Group Ltd. ................ 9,360 85,503
Israel Discount Bank Ltd., Class A .. 15,550 81,426
Kornit Digital Ltd.
(a)
............. 579 18,354
Mizrahi Tefahot Bank Ltd. ........ 1,858 61,854
Nice Ltd.
(a)(f)
.................. 819 158,042
Teva Pharmaceutical Industries Ltd.,
ADR
(a)
................... 14,621 109,950
Tower Semiconductor Ltd.
(a)
....... 1,371 63,949
Wix.com Ltd.
(a)
................ 700 45,885
ZIM Integrated Shipping Services Ltd. 1,054 49,780
1,234,032
Italy — 1.9%
Amplifon SpA ................ 1,578 48,515
Assicurazioni Generali SpA ....... 14,136 225,791
Atlantia SpA ................. 6,193 145,377
Coca-Cola HBC AG
(a)
........... 2,617 58,311
Davide Campari-Milano NV ....... 6,845 72,213
DiaSorin SpA ................ 323 42,478
Security
Shares
Shares Value
Italy (continued)
Enel SpA ................... 102,279 $ 560,921
Eni SpA .................... 32,110 380,846
Ferrari NV .................. 1,568 288,571
FinecoBank Banca Fineco SpA .... 7,920 95,013
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 42,963
Intesa Sanpaolo SpA ........... 207,497 388,325
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 63,406
Moncler SpA ................. 2,575 110,946
Nexi SpA
(a)(d)(e)
................ 6,588 54,710
Poste Italiane SpA
(d)(e)
........... 6,946 64,990
Prysmian SpA ................ 3,194 87,748
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 60,617
Snam SpA .................. 25,938 136,080
Telecom Italia SpA
(a)
............ 125,782 32,981
Terna - Rete Elettrica Nazionale .... 17,272 135,796
UniCredit SpA ................ 26,907 257,133
3,353,731
Japan — 22.0%
Advantest Corp. ............... 2,500 134,442
Aeon Co. Ltd. ................ 8,100 140,698
AGC, Inc. ................... 2,500 87,844
Aisin Corp. .................. 1,900 58,807
Ajinomoto Co., Inc. ............. 6,100 148,752
ANA Holdings, Inc.
(a)
............ 2,000 36,943
Asahi Group Holdings Ltd. ........ 5,800 190,735
Asahi Intecc Co. Ltd. ........... 2,800 42,395
Asahi Kasei Corp. ............. 15,700 119,436
Astellas Pharma, Inc. ........... 23,200 361,960
Azbil Corp. .................. 1,600 42,183
Bandai Namco Holdings, Inc. ...... 2,500 176,482
Bridgestone Corp.
(f)
............ 7,200 262,508
Brother Industries Ltd. .......... 3,000 52,783
Canon, Inc.
(f)
................. 12,700 287,800
Capcom Co. Ltd. .............. 2,200 53,517
Central Japan Railway Co. ....... 1,800 206,879
Chiba Bank Ltd. (The) ........... 6,300 34,484
Chubu Electric Power Co., Inc. ..... 8,100 81,562
Chugai Pharmaceutical Co. Ltd. .... 8,500 217,434
Concordia Financial Group Ltd. .... 14,300 49,652
CyberAgent , Inc. .............. 5,200 52,096
Dai Nippon Printing Co. Ltd. ...... 2,700 58,078
Daifuku Co. Ltd. ............... 1,300 74,399
Dai-ichi Life Holdings, Inc. ........ 12,800 236,741
Daiichi Sankyo Co. Ltd. .......... 21,939 557,963
Daikin Industries Ltd. ........... 3,200 513,789
Daito Trust Construction Co. Ltd. ... 800 69,205
Daiwa House Industry Co. Ltd. ..... 7,600 177,741
Daiwa House REIT Investment Corp. 27 61,368
Daiwa Securities Group, Inc. ...... 18,500 82,836
Denso Corp. ................. 5,400 285,025
Dentsu Group, Inc. ............. 2,600 78,384
Disco Corp. .................. 400 95,185
East Japan Railway Co. ......... 3,800 194,367
Eisai Co. Ltd. ................ 3,300 139,524
ENEOS Holdings, Inc. .......... 39,550 148,818
FANUC Corp. ................ 2,400 376,174
Fast Retailing Co. Ltd. .......... 800 420,222
Fuji Electric Co. Ltd. ............ 1,600 66,150
FUJIFILM Holdings Corp. ........ 4,700 252,538
Fujitsu Ltd. .................. 2,500 312,820
GLP J- Reit .................. 54 66,175
GMO Payment Gateway, Inc. ...... 500 35,616
Hakuhodo DY Holdings, Inc. ...... 3,100 28,476

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Japan (continued)
Hamamatsu Photonics KK ........ 1,700 $ 66,228
Hankyu Hanshin Holdings, Inc. ..... 3,000 81,940
Hikari Tsushin, Inc. ............. 200 20,560
Hirose Electric Co. Ltd. .......... 435 57,760
Hitachi Construction Machinery Co. Ltd. 1,400 31,098
Hitachi Ltd. .................. 12,300 585,112
Hitachi Metals Ltd.
(a)
............ 2,900 43,901
Honda Motor Co. Ltd. ........... 20,500 494,278
Hoshizaki Corp. ............... 1,400 41,728
Hoya Corp. .................. 4,700 402,240
Hulic Co. Ltd. ................ 4,700 36,454
Ibiden Co. Ltd. ................ 1,300 36,830
Idemitsu Kosan Co. Ltd. ......... 2,425 57,930
Iida Group Holdings Co. Ltd. ...... 2,000 30,705
Inpex Corp.
(f)
................. 13,600 145,796
Isuzu Motors Ltd. .............. 7,300 80,748
Ito En Ltd. ................... 700 31,481
ITOCHU Corp. ............... 15,000 404,670
Itochu Techno-Solutions Corp. ..... 1,300 31,963
Japan Airlines Co. Ltd.
(a)
......... 1,500 25,772
Japan Exchange Group, Inc. ...... 6,300 91,316
Japan Metropolitan Fund Investment
Corp. .................... 88 68,567
Japan Post Bank Co. Ltd. ........ 5,400 42,041
Japan Post Holdings Co. Ltd. ...... 30,700 219,656
Japan Post Insurance Co. Ltd. ..... 2,300 36,811
Japan Real Estate Investment Corp. . 15 69,070
Japan Tobacco, Inc.
(f)
........... 15,000 259,932
JFE Holdings, Inc. ............. 6,500 68,381
JSR Corp. .................. 2,200 57,170
Kajima Corp. ................. 5,200 59,626
Kakaku.com, Inc. .............. 1,800 29,896
Kansai Electric Power Co., Inc. (The) 8,400 83,148
Kao Corp. ................... 5,900 239,242
KDDI Corp. .................. 20,500 646,455
Keio Corp. .................. 1,200 43,048
Keisei Electric Railway Co. Ltd. .... 1,700 46,940
Keyence Corp. ............... 2,456 842,256
Kikkoman Corp. ............... 1,900 101,112
Kintetsu Group Holdings Co. Ltd. ... 2,100 65,335
Kirin Holdings Co. Ltd. .......... 10,400 164,289
Kobayashi Pharmaceutical Co. Ltd. .. 600 37,159
Kobe Bussan Co. Ltd. ........... 2,000 49,162
Koei Tecmo Holdings Co. Ltd. ..... 780 25,292
Koito Manufacturing Co. Ltd. ...... 1,200 38,114
Komatsu Ltd. ................ 11,600 258,299
Konami Group Corp. ........... 1,200 66,482
Kose Corp. .................. 400 36,454
Kubota Corp. ................ 13,000 194,819
Kurita Water Industries Ltd. ....... 1,300 47,058
Kyocera Corp. ................ 4,100 219,171
Kyowa Kirin Co. Ltd. ............ 3,500 79,019
Lasertec Corp. ............... 1,000 119,104
Lixil Corp. ................... 3,500 65,785
M3, Inc. .................... 5,600 161,196
Makita Corp. ................. 2,700 66,924
Marubeni Corp. ............... 19,700 176,740
Mazda Motor Corp. ............ 7,600 62,035
McDonald's Holdings Co. Japan Ltd. . 1,300 47,354
MEIJI Holdings Co. Ltd. ......... 1,500 73,707
MINEBEA MITSUMI, Inc. ........ 4,600 78,399
MISUMI Group, Inc. ............ 3,400 71,806
Mitsubishi Chemical Group Corp. ... 15,800 85,852
Mitsubishi Corp. ............... 15,900 473,521
Mitsubishi Electric Corp. ......... 24,300 261,204
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Estate Co. Ltd. ........ 15,000 $ 217,400
Mitsubishi HC Capital, Inc. ........ 8,300 38,308
Mitsubishi Heavy Industries Ltd. .... 4,000 139,807
Mitsubishi UFJ Financial Group, Inc. . 151,660 811,389
Mitsui & Co. Ltd. .............. 17,500 384,554
Mitsui Chemicals, Inc. ........... 2,400 51,191
Mitsui Fudosan Co. Ltd. ......... 11,400 244,927
Mitsui OSK Lines Ltd. ........... 4,200 96,619
Mizuho Financial Group, Inc. ...... 30,370 345,760
MonotaRO Co. Ltd. ............ 3,000 44,741
MS&AD Insurance Group Holdings, Inc. 5,600 171,715
Murata Manufacturing Co. Ltd. ..... 7,300 397,319
NEC Corp. .................. 3,200 124,854
Nexon Co. Ltd. ............... 6,300 129,369
NGK Insulators Ltd. ............ 2,900 39,070
Nidec Corp. ................. 5,600 347,015
Nihon M&A Center Holdings, Inc. ... 3,800 40,509
Nintendo Co. Ltd. .............. 1,400 602,079
Nippon Building Fund, Inc. ........ 19 94,824
Nippon Express Holdings, Inc. ..... 1,000 54,473
Nippon Paint Holdings Co. Ltd. ..... 10,800 80,808
Nippon Prologis REIT, Inc. ........ 27 66,500
Nippon Sanso Holdings Corp. ..... 2,200 35,225
Nippon Shinyaku Co. Ltd. ........ 600 36,624
Nippon Steel Corp. ............. 10,200 142,750
Nippon Telegraph & Telephone Corp. 15,000 430,998
Nippon Yusen KK .............. 2,000 137,130
Nissan Chemical Corp. .......... 1,500 69,236
Nissan Motor Co. Ltd. ........... 28,700 112,407
Nisshin Seifun Group, Inc. ........ 2,600 30,428
Nissin Foods Holdings Co. Ltd. .... 800 55,257
Nitori Holdings Co. Ltd. .......... 1,000 95,163
Nitto Denko Corp. ............. 1,900 122,889
Nomura Holdings, Inc. .......... 37,900 137,695
Nomura Real Estate Holdings, Inc. .. 1,600 39,145
Nomura Real Estate Master Fund, Inc. 52 64,953
Nomura Research Institute Ltd. .... 4,110 110,298
NTT Data Corp. ............... 7,700 106,821
Obayashi Corp. ............... 8,600 62,550
Obic Co. Ltd. ................. 900 127,986
Odakyu Electric Railway Co. Ltd. ... 3,500 47,221
Oji Holdings Corp. ............. 9,600 41,590
Olympus Corp. ............... 15,500 314,111
Omron Corp. ................. 2,400 122,152
Ono Pharmaceutical Co. Ltd. ...... 4,700 120,740
Open House Group Co. Ltd. ...... 1,000 39,806
Oracle Corp. Japan ............ 500 29,118
Oriental Land Co. Ltd. .......... 2,500 349,130
ORIX Corp. .................. 15,400 258,102
Osaka Gas Co. Ltd. ............ 5,000 95,826
Otsuka Corp. ................ 1,400 41,665
Otsuka Holdings Co. Ltd. ........ 4,900 174,914
Pan Pacific International Holdings Corp. 5,300 84,499
Panasonic Holdings Corp. ........ 27,600 222,848
Persol Holdings Co. Ltd. ......... 2,400 43,819
Rakuten Group, Inc. ............ 10,400 47,025
Recruit Holdings Co. Ltd. ........ 18,100 533,053
Renesas Electronics Corp.
(a)
...... 14,600 132,121
Resona Holdings, Inc. .......... 29,300 109,597
Ricoh Co. Ltd. ................ 7,200 56,212
Rohm Co. Ltd. ................ 1,100 77,110
SBI Holdings, Inc. ............. 2,945 57,544
SCSK Corp. ................. 2,100 35,663
Secom Co. Ltd. ............... 2,700 166,711
Seiko Epson Corp. ............. 3,700 52,344

BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Japan (continued)
Sekisui Chemical Co. Ltd. ........ 5,000 $ 68,550
Sekisui House Ltd. ............. 7,800 136,932
Seven & i Holdings Co. Ltd. ....... 9,640 374,036
SG Holdings Co. Ltd. ........... 3,600 60,876
Sharp Corp. ................. 2,300 17,791
Shimadzu Corp. ............... 3,100 98,256
Shimano, Inc. ................ 900 151,611
Shimizu Corp. ................ 7,300 40,328
Shin-Etsu Chemical Co. Ltd. ...... 4,800 539,573
Shionogi & Co. Ltd. ............ 3,300 168,427
Shiseido Co. Ltd. .............. 5,200 209,597
Shizuoka Bank Ltd. (The) ........ 5,700 34,319
SMC Corp. .................. 800 356,112
SoftBank Corp. ............... 35,800 397,471
SoftBank Group Corp. .......... 15,100 585,253
Sompo Holdings, Inc. ........... 4,100 181,089
Sony Group Corp. ............. 16,000 1,304,908
Square Enix Holdings Co. Ltd. ..... 1,000 44,387
Subaru Corp. ................ 7,800 137,970
SUMCO Corp. ................ 4,200 54,621
Sumitomo Chemical Co. Ltd. ...... 17,900 70,055
Sumitomo Corp. .............. 14,200 193,027
Sumitomo Electric Industries Ltd. ... 9,200 101,665
Sumitomo Metal Mining Co. Ltd. .... 3,100 96,113
Sumitomo Mitsui Financial Group, Inc. 16,600 493,437
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 126,714
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 100,315
Suntory Beverage & Food Ltd. ..... 1,800 67,973
Suzuki Motor Corp. ............ 4,600 144,614
Sysmex Corp. ................ 2,100 126,715
T&D Holdings, Inc. ............. 6,400 76,612
Taisei Corp. ................. 2,500 77,950
Takeda Pharmaceutical Co. Ltd. .... 18,871 530,055
TDK Corp. .................. 4,800 148,408
Terumo Corp. ................ 8,100 245,034
TIS, Inc. .................... 2,900 76,301
Tobu Railway Co. Ltd. ........... 2,500 57,067
Toho Co. Ltd. ................ 1,500 54,338
Tokio Marine Holdings, Inc. ....... 8,000 466,496
Tokyo Electric Power Co. Holdings,
Inc.
(a)
.................... 19,200 80,318
Tokyo Electron Ltd. ............ 1,900 620,147
Tokyo Gas Co. Ltd. ............ 4,800 99,475
Tokyu Corp. ................. 6,600 77,903
TOPPAN, Inc. ................ 3,300 55,057
Toray Industries, Inc. ........... 16,800 94,564
Toshiba Corp. ................ 5,000 203,151
Tosoh Corp. ................. 3,500 43,536
TOTO Ltd. .................. 1,700 56,289
Toyota Industries Corp. .......... 1,900 117,814
Toyota Motor Corp. ............ 134,000 2,067,527
Toyota Tsusho Corp. ............ 2,800 91,288
Trend Micro, Inc. .............. 1,600 78,274
Unicharm Corp. ............... 5,100 171,142
USS Co. Ltd. ................. 2,900 50,263
Welcia Holdings Co. Ltd. ......... 1,200 24,125
West Japan Railway Co. ......... 2,700 99,329
Yakult Honsha Co. Ltd. .......... 1,600 92,287
Yamaha Corp. ................ 1,900 78,327
Yamaha Motor Co. Ltd. .......... 3,700 67,942
Yamato Holdings Co. Ltd. ........ 3,700 59,212
Yaskawa Electric Corp. .......... 2,900 93,665
Yokogawa Electric Corp. ......... 3,000 49,630
Z Holdings Corp. .............. 33,400 97,130
Security
Shares
Shares Value
Japan (continued)
ZOZO, Inc. .................. 1,400 $ 25,330
38,409,555
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 43,052
Luxembourg — 0.2%
ArcelorMittal SA ............... 7,663 171,846
Eurofins Scientific SE ........... 1,690 133,473
305,319
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 167,736
Sands China Ltd.
(a)
............. 30,400 73,133
240,869
Netherlands — 5.2%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 62,711
Adyen NV
(a)(d)(e)
............... 272 392,532
Aegon NV ................... 23,684 101,998
Akzo Nobel NV ............... 2,373 155,189
Argenx SE
(a)
................. 608 229,188
ASM International NV ........... 595 148,040
ASML Holding NV ............. 5,136 2,426,441
Euronext NV
(d)(e)
............... 1,072 87,918
EXOR NV ................... 1,319 82,424
Heineken Holding NV ........... 1,267 92,041
Heineken NV ................ 3,261 296,822
IMCD NV ................... 713 97,492
ING Groep NV ................ 49,047 483,192
JDE Peet's NV ............... 1,309 37,270
Koninklijke Ahold Delhaize NV ..... 13,200 343,583
Koninklijke DSM NV ............ 2,201 315,294
Koninklijke KPN NV ............ 41,295 146,933
Koninklijke Philips NV ........... 11,111 238,315
NN Group NV ................ 3,596 162,873
OCI NV .................... 1,324 43,554
Randstad NV ................ 1,562 75,492
Shell plc .................... 96,137 2,503,675
Universal Music Group NV ....... 8,983 179,984
Wolters Kluwer NV ............. 3,329 322,640
9,025,601
New Zealand — 0.2%
Auckland International Airport Ltd.
(a)
. 15,598 69,873
Fisher & Paykel Healthcare Corp. Ltd. 7,121 88,711
Mercury NZ Ltd. ............... 8,325 29,313
Meridian Energy Ltd. ........... 17,039 49,723
Spark New Zealand Ltd. ......... 24,652 73,777
Xero Ltd.
(a)
.................. 1,667 88,919
400,316
Norway — 0.8%
Aker BP ASA ................. 3,993 138,289
DNB Bank ASA ............... 11,839 214,328
Equinor ASA ................. 12,210 425,462
Gjensidige Forsikring ASA ........ 2,659 54,128
Kongsberg Gruppen ASA ........ 1,124 40,425
Mowi ASA ................... 5,182 118,500
Norsk Hydro ASA .............. 17,128 96,795
Orkla ASA ................... 9,790 78,425
Salmar ASA ................. 740 52,389
Telenor ASA ................. 8,961 119,748
1,338,489
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 160,777
Galp Energia SGPS SA ......... 6,665 77,987

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Portugal (continued)
Jeronimo Martins SGPS SA ....... 3,347 $ 72,557
311,321
Singapore — 1.5%
Ascendas REIT ............... 43,390 89,051
CapitaLand Integrated Commercial
Trust .................... 63,356 99,039
Capitaland Investment Ltd. ....... 34,092 93,832
City Developments Ltd. .......... 5,431 31,899
DBS Group Holdings Ltd. ........ 22,867 489,295
Genting Singapore Ltd. .......... 80,400 41,699
Grab Holdings Ltd., Class A
(a)
...... 13,613 34,441
Keppel Corp. Ltd. .............. 17,302 80,828
Mapletree Commercial Trust ...... 29,200 38,484
Mapletree Logistics Trust ........ 43,932 53,165
Oversea-Chinese Banking Corp. Ltd. 42,535 348,917
Sea Ltd., ADR
(a)
............... 4,507 301,338
Singapore Airlines Ltd.
(a)(f)
........ 18,000 66,140
Singapore Exchange Ltd. ........ 9,500 64,723
Singapore Technologies Engineering
Ltd. ..................... 20,781 61,175
Singapore Telecommunications Ltd. . 101,050 183,918
STMicroelectronics NV .......... 8,621 272,640
United Overseas Bank Ltd. ....... 15,059 284,497
UOL Group Ltd. ............... 5,646 29,927
Venture Corp. Ltd. ............. 3,600 43,123
2,708,131
South Africa — 0.3%
Anglo American plc ............ 16,043 573,514
South Korea — 0.0%
Delivery Hero SE
(a)(d)(e)
.......... 2,084 78,621
Spain — 2.5%
Acciona SA
(f)
................. 310 57,120
ACS Actividades de Construccion y
Servicios SA ............... 2,785 67,875
Aena SME SA
(a)(d)(e)
............ 947 120,838
Amadeus IT Group SA
(a)
......... 5,665 317,207
Banco Bilbao Vizcaya Argentaria SA . 84,996 386,101
Banco Santander SA ........... 220,229 623,120
CaixaBank SA ................ 55,896 195,751
Cellnex Telecom SA
(d)(e)
.......... 6,832 265,889
EDP Renovaveis SA ............ 3,638 85,939
Enagas SA .................. 3,015 66,682
Endesa SA .................. 4,163 78,753
Ferrovial SA ................. 6,112 155,512
Grifols SA
(a)
.................. 3,727 70,680
Iberdrola SA ................. 73,681 767,123
Industria de Diseno Textil SA ...... 13,510 307,021
Naturgy Energy Group SA ........ 1,828 52,821
Red Electrica Corp. SA .......... 5,101 96,560
Repsol SA .................. 18,161 267,730
Siemens Gamesa Renewable Energy
SA
(a)
.................... 2,788 52,566
Telefonica SA ................ 66,984 341,989
4,377,277
Sweden — 3.1%
Alfa Laval AB ................ 3,904 94,641
Assa Abloy AB, Class B ......... 12,770 272,512
Atlas Copco AB, Class A
(a)
........ 33,556 314,086
Atlas Copco AB, Class B ......... 19,432 162,819
Boliden AB .................. 3,567 114,074
Electrolux AB, Class B .......... 2,964 40,034
Embracer Group AB
(a)
........... 8,134 62,478
Security
Shares
Shares Value
Sweden (continued)
Epiroc AB, Class A ............. 8,142 $ 126,242
Epiroc AB, Class B ............. 5,107 69,207
EQT AB .................... 3,709 76,231
Essity AB, Class B ............. 7,695 201,152
Evolution AB
(d)(e)
............... 2,298 210,223
Fastighets AB Balder, Class B
(a)
.... 7,698 36,879
Getinge AB, Class B ............ 2,861 66,308
H & M Hennes & Mauritz AB, Class B 9,219 110,652
Hexagon AB, Class B ........... 24,465 255,636
Holmen AB, Class B ............ 1,179 48,025
Husqvarna AB, Class B .......... 5,551 40,915
Industrivarden AB, Class A ....... 1,637 37,008
Industrivarden AB, Class C ....... 1,883 42,093
Indutrade AB ................. 3,433 62,989
Investment AB Latour , Class B ..... 1,900 37,740
Investor AB, Class A ............ 6,238 112,352
Investor AB, Class B ............ 22,956 378,585
Kinnevik AB, Class B
(a)
.......... 2,905 47,021
L E Lundbergforetagen AB, Class B . 1,010 41,185
Lifco AB, Class B .............. 2,916 47,089
Nibe Industrier AB, Class B ....... 19,050 143,604
Sagax AB, Class B ............. 2,393 44,365
Sandvik AB .................. 13,403 218,430
Securitas AB, Class B ........... 4,163 35,993
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 204,091
Skanska AB, Class B ........... 4,093 62,973
SKF AB, Class B .............. 4,613 68,440
Svenska Cellulosa AB SCA, Class B . 7,777 116,850
Svenska Handelsbanken AB, Class A 18,412 158,047
Swedbank AB, Class A .......... 11,445 145,152
Swedish Match AB ............. 20,290 207,010
Swedish Orphan Biovitrum AB
(a)
.... 2,123 46,112
Tele2 AB, Class B ............. 7,161 81,656
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 274,277
Telia Co. AB ................. 33,556 128,791
Volvo AB, Class A ............. 2,528 40,940
Volvo AB, Class B ............. 18,969 295,146
Volvo Car AB, Class B
(a)(f)
........ 7,491 49,775
5,429,828
Switzerland — 6.0%
ABB Ltd. (Registered) ........... 20,834 558,730
Adecco Group AG (Registered) .... 2,047 69,772
Alcon, Inc. .................. 6,308 442,327
Bachem Holding AG (Registered),
Class B .................. 390 27,183
Baloise Holding AG (Registered) ... 538 88,067
Barry Callebaut AG (Registered) .... 47 105,159
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 132,367
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 104,855
Cie Financiere Richemont SA
(Registered) ............... 6,583 708,088
Clariant AG (Registered)
(a)
........ 2,648 50,493
Credit Suisse Group AG ......... 33,157 189,255
EMS- Chemie Holding AG (Registered) 88 65,675
Geberit AG (Registered) ......... 449 216,016
Givaudan SA (Registered) ........ 115 405,342
Holcim AG
(a)(f)
................ 6,968 298,854
Julius Baer Group Ltd. .......... 2,750 127,573
Kuehne + Nagel International AG
(Registered) ............... 667 158,481
Logitech International SA (Registered) 2,185 113,937

BlackRock International Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Switzerland (continued)
Lonza Group AG (Registered) ..... 938 $ 501,021
Novartis AG (Registered) ........ 27,684 2,347,067
Partners Group Holding AG ....... 287 259,189
Schindler Holding AG ........... 508 92,892
Schindler Holding AG (Registered) .. 295 53,129
SGS SA (Registered) ........... 80 183,494
Sika AG (Registered) ........... 1,829 422,201
Sonova Holding AG (Registered) ... 667 213,161
Straumann Holding AG (Registered) . 1,401 168,773
Swatch Group AG (The) ......... 402 95,490
Swatch Group AG (The) (Registered) 685 30,564
Swiss Life Holding AG (Registered) .. 404 197,220
Swiss Prime Site AG (Registered) ... 947 83,207
Swisscom AG (Registered) ....... 329 181,977
Temenos AG (Registered) ........ 885 75,738
UBS Group AG (Registered) ...... 44,495 719,339
VAT Group AG
(d)(e)
............. 338 80,835
Vifor Pharma AG .............. 551 95,522
Zurich Insurance Group AG ....... 1,903 829,848
10,492,841
United Kingdom — 12.0%
3i Group plc ................. 12,301 166,726
Abrdn plc ................... 28,351 55,340
Admiral Group plc ............. 2,316 63,412
Ashtead Group plc ............. 5,620 236,425
Associated British Foods plc ...... 4,434 85,557
AstraZeneca plc .............. 19,578 2,582,765
Auto Trader Group plc
(d)(e)
........ 12,141 82,226
AVEVA Group plc .............. 1,463 40,163
Aviva plc ................... 37,105 181,750
BAE Systems plc .............. 39,552 400,424
Barclays plc ................. 213,150 398,582
Barratt Developments plc ........ 12,384 69,272
Berkeley Group Holdings plc
(a)
..... 1,414 64,287
BP plc ..................... 244,780 1,149,363
British American Tobacco plc ...... 27,509 1,179,153
British Land Co. plc (The) ........ 11,235 61,459
BT Group plc ................. 87,345 198,514
Bunzl plc ................... 4,215 139,983
Burberry Group plc ............. 4,960 99,505
CK Hutchison Holdings Ltd. ....... 34,159 231,735
CNH Industrial NV ............. 13,131 151,865
Coca-Cola Europacific Partners plc .. 2,626 135,528
Compass Group plc ............ 22,354 458,959
Croda International plc .......... 1,754 138,640
DCC plc .................... 1,285 79,948
Diageo plc .................. 29,155 1,259,284
Entain plc
(a)
.................. 7,296 111,028
Experian plc ................. 11,689 343,199
Halma plc ................... 4,761 116,893
Hargreaves Lansdown plc ........ 4,262 41,122
HSBC Holdings plc ............ 255,141 1,666,714
Imperial Brands plc ............ 11,350 254,101
Informa plc
(a)
................. 19,097 123,378
InterContinental Hotels Group plc ... 2,306 122,559
Intertek Group plc ............. 2,023 103,982
J Sainsbury plc ............... 20,732 51,595
JD Sports Fashion plc
(a)
......... 32,430 45,694
Johnson Matthey plc ........... 2,312 54,518
Just Eat Takeaway.com NV
(a)(d)(e)
.... 2,264 35,575
Kingfisher plc ................ 26,020 77,760
Land Securities Group plc ........ 9,146 74,220
Legal & General Group plc ....... 73,837 215,868
Lloyds Banking Group plc ........ 905,075 465,667
London Stock Exchange Group plc .. 4,205 392,376
Security
Shares
Shares Value
United Kingdom (continued)
M&G plc .................... 33,500 $ 79,419
Melrose Industries plc ........... 53,740 98,573
National Grid plc .............. 45,846 589,164
NatWest Group plc ............. 72,788 193,744
Next plc .................... 1,718 122,734
Ocado Group plc
(a)
............. 6,321 60,256
Pearson plc ................. 9,180 84,066
Persimmon plc ............... 4,139 94,170
Phoenix Group Holdings plc ...... 9,423 67,888
Reckitt Benckiser Group plc ....... 9,004 677,211
RELX plc ................... 24,591 667,679
Rentokil Initial plc .............. 23,374 135,498
Rolls-Royce Holdings plc
(a)
....... 107,406 109,303
Sage Group plc (The) ........... 13,453 104,177
Schroders plc ................ 1,440 47,041
Segro plc ................... 14,984 178,876
Severn Trent plc .............. 3,146 104,448
Smith & Nephew plc ............ 11,036 154,336
Smiths Group plc .............. 4,753 81,280
Spirax-Sarco Engineering plc ...... 917 110,598
SSE plc .................... 13,403 264,513
St. James's Place plc ........... 6,981 93,932
Standard Chartered plc .......... 32,698 246,850
Taylor Wimpey plc ............. 45,830 65,282
Tesco plc ................... 96,771 301,597
Unilever plc .................. 32,411 1,477,287
United Utilities Group plc ......... 8,430 104,939
Vodafone Group plc
(f)
........... 342,199 532,083
Whitbread plc ................ 2,676 81,149
WPP plc .................... 14,848 149,983
21,085,190
United States — 6.2%
CyberArk Software Ltd.
(a)
......... 497 63,596
Ferguson plc ................. 2,737 306,606
GSK plc .................... 64,346 1,386,759
James Hardie Industries plc, CDI ... 5,744 125,753
Nestle SA (Registered) .......... 35,569 4,157,047
QIAGEN NV
(a)
................ 2,837 133,391
Roche Holding AG ............. 9,212 3,097,224
Schneider Electric SE ........... 6,833 814,190
Sinch AB
(a)(d)(e)
................ 6,345 20,726
Stellantis NV ................. 27,565 342,212
Swiss Re AG ................. 3,811 295,802
Tenaris SA .................. 6,279 80,648
10,823,954
Total Common Stocks — 98.3%
(Cost: $177,800,946) ............................. 172,015,397
Preferred Securities
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 733 52,282
Henkel AG & Co. KGaA (Preference) 2,243 138,798
Porsche Automobil Holding SE
(Preference) ............... 1,910 127,036
Sartorius AG (Preference) ........ 331 116,171

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,370 $ 319,096
753,383
Total Preferred Stocks — 0.4%
(Cost: $636,913) ................................ 753,383
Total Long-Term Investments — 98.7%
(Cost: $178,437,859) ............................. 172,768,780
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(g)(h)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33% ...... 290,329 $ 290,329
SL Liquidity Series, LLC, Money Market
Series, 1.73%
( i )
............. 1,929,085 1,928,698
Total Short-Term Securities — 1.3%
(Cost: $2,219,220) .............................. 2,219,027
Total Investments — 100.0%
(Cost: $180,657,079) ............................. 174,987,807
Liabilities in Excess of Other Assets — (0.0) % ............ (20,517)
Net Assets — 100.0% .............................. $ 174,967,290
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 347,239 $ — $ (56,910) $ — $ — $ 290,329 290,329 $ 224 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,993,737 — (64,455) (391) (193) 1,928,698 1,929,085 5,839
(b)
—
$ (391) $ (193) $ 2,219,027 $ 6,063 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ...................................................... 5 09/08/22 $ 485 $ (24,763)
SPI 200 Index ............................................................ 2 09/15/22 223 (3,953)
EURO STOXX 50 Index ..................................................... 17 09/16/22 615 (8,227)
FTSE 100 Index .......................................................... 5 09/16/22 435 (3,162)
$ (40,105)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 40,105 $ — $ — $ — $ 40,105
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (71,871) $ — $ — $ — $ (71,871)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (69,453) $ — $ — $ — $ (69,453)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,562,018

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Index V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Afghanistan ........................................... $ — $ — $ 3 $ 3
Australia ............................................. 933,775 13,922,654 — 14,856,429
Austria .............................................. — 422,704 — 422,704
Belgium ............................................. — 1,520,310 — 1,520,310
Brazil ............................................... — 89,123 — 89,123
Chile ............................................... 68,458 — — 68,458
China ............................................... 32,997 1,206,884 — 1,239,881
Denmark ............................................. — 4,770,346 — 4,770,346
Finland .............................................. — 2,091,507 — 2,091,507
France .............................................. — 17,949,680 — 17,949,680
Germany ............................................ — 12,517,032 — 12,517,032
Hong Kong ........................................... 461,567 4,769,290 — 5,230,857
Ireland .............................................. 69,148 958,278 — 1,027,426
Israel ............................................... 385,815 848,217 — 1,234,032
Italy ................................................ — 3,353,731 — 3,353,731
Japan ............................................... — 38,409,555 — 38,409,555
Jordan .............................................. — 43,052 — 43,052
Luxembourg .......................................... — 305,319 — 305,319
Macau .............................................. — 240,869 — 240,869
Netherlands ........................................... — 9,025,601 — 9,025,601
New Zealand .......................................... — 400,316 — 400,316
Norway .............................................. — 1,338,489 — 1,338,489
Portugal ............................................. — 311,321 — 311,321
Singapore ............................................ 335,779 2,372,352 — 2,708,131
South Africa ........................................... — 573,514 — 573,514
South Korea .......................................... — 78,621 — 78,621
Spain ............................................... — 4,377,277 — 4,377,277
Sweden ............................................. — 5,429,828 — 5,429,828
Switzerland ........................................... 200,377 10,292,464 — 10,492,841
United Kingdom ........................................ 11,008,611 10,076,579 — 21,085,190
United States .......................................... 1,450,355 9,373,599 — 10,823,954
Preferred Securities ....................................... — 753,383 — 753,383
Short-Term Securities
Money Market Funds ...................................... 290,329 — — 290,329
$ 15,237,211 $ 157,821,895 $ 3 $ 173,059,109
Investments valued at NAV
(a)
...................................... 1,928,698
$ —
$ 174,987,807
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ — $ (40,105) $ — $ (40,105)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
15
Financial Statements
BlackRock
International Index
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 172,768,780
Investments, at value — affiliated
(c)
......................................................................................... 2,219,027
Cash pledged: –
Futures contracts .................................................................................................... 142,266
Foreign currency, at value
(d)
.............................................................................................. 1,180,667
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,385
Capital shares sold ................................................................................................... 120,005
Dividends — affiliated ................................................................................................. 98
Dividends — unaffiliated ............................................................................................... 767,984
Prepaid expenses ..................................................................................................... 1,611
Total assets .........................................................................................................
177,201,823
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,928,686
Payables: –
Accounting services fees ............................................................................................... 41,929
Capital shares redeemed ............................................................................................... 14,952
Custodian fees ...................................................................................................... 41,084
Distribution fees ..................................................................................................... 129
Investment advisory fees .............................................................................................. 11,908
Pricing fees ........................................................................................................ 26,780
Printing and postage fees .............................................................................................. 52,504
Professional fees .................................................................................................... 39,311
Transfer agent fees .................................................................................................. 33,127
Variation margin on futures contracts ....................................................................................... 36,278
Other accrued expenses ............................................................................................... 7,845
Total liabilities ........................................................................................................
2,234,533
NET ASSETS ........................................................................................................
$ 174,967,290
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 183,967,487
Accumulated loss ..................................................................................................... (9,000,197)
NET ASSETS ........................................................................................................
$ 174,967,290
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 178,437,859
(b)
  Securities loaned, at value .............................................................................................. $ 1,814,092
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,219,220
(d)
  Foreign currency, at cost ............................................................................................... $ 1,197,245
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Internati onal Index
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 174,293,134
Shares outstanding ..................................................................................................
20,141,424
Net asset value .....................................................................................................
$ 8.65
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 674,156
Shares outstanding ..................................................................................................
78,137
Net asset value .....................................................................................................
$ 8.63
Shares authorized ...................................................................................................
10 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
17
Financial Statements
See notes to financial statements.
BlackRock
International Index
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 224
Dividends — unaffiliated ............................................................................................... 4,244,849
Securities lending income — affiliated — net ................................................................................. 5,839
Foreign taxes withheld ................................................................................................ (418,836)
Total investment income .................................................................................................
3,832,076
EXPENSES
Investment advisory .................................................................................................. 78,556
Transfer agent — class specific .......................................................................................... 49,552
Printing and postage ................................................................................................. 43,253
Professional ....................................................................................................... 36,057
Accounting services .................................................................................................. 27,969
Custodian ......................................................................................................... 15,979
Directors and Officer ................................................................................................. 4,430
Transfer agent ...................................................................................................... 2,423
Distribution — class specific ............................................................................................ 698
Miscellaneous ...................................................................................................... 293
Total expenses .......................................................................................................
259,210
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (39)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (2,162)
Total expenses after fees waived and/or reimbursed ..............................................................................
257,009
Net investment income ..................................................................................................
3,575,067
REALIZED AND UNREALIZED LOSS $ (45,142,558)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (391)
Investments — unaffiliated ........................................................................................... (591,725)
Foreign currency transactions ......................................................................................... (111,107)
Futures contracts .................................................................................................. (71,871)
A
(775,094)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (193)
Investments — unaffiliated ........................................................................................... (44,233,807)
Foreign currency translations .......................................................................................... (64,011)
Futures contracts .................................................................................................. (69,453)
A
(44,367,464)
Net realized and unrealized loss ............................................................................................
(45,142,558)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (41,567,491)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
18
See notes to financial statements.
BlackRock International Index V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,575,067 $ 5,157,386
Net realized gain (loss) .............................................................................. (775,094) 91,669
Net change in unrealized appreciation (depreciation) .......................................................... (44,367,464) 17,250,934
Net increase (decrease) in net assets resulting from operations ..................................................... (41,567,491) 22,499,989
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income :
  Class I ........................................................................................ — (7,202,399)
  Class III ....................................................................................... — (10,827)
Return of capital:
  Class I ........................................................................................ — (54,175)
  Class III ....................................................................................... — (81)
Decrease in net assets resulting from distributions to shareholders ................................................... — (7,267,482)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (2,515,845) 1,241,785
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (44,083,336) 16,474,292
Beginning of period .................................................................................. 219,050,626 202,576,334
End of period ......................................................................................
$ 174,967,290 $ 219,050,626
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock International Index V.I. Fund
(a)
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 10.70  $ 9.95  $ 9.39  $ 7.98  $ 14.28  $ 11.84
Net investment income
(b)
.........
0.18 0.26 0.19 0.28 0.42 0.36
Net realized and unrealized gain (loss)
(2.23) 0.86 0.56 1.45 (2.40) 2.65
Net increase (decrease) from investment
operations ................ (2.05) 1.12  0.75  1.73  (1.98) 3.01
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.37) (0.19) (0.31) (0.64) (0.40)
From net realized gain ...........
—  —  —  (0.01) (3.68) (0.17)
Return of capital ............... —  (0.00)
(d)
—  —  —  —
Total distributions ............... —  (0.37) (0.19) (0.32) (4.32) (0.57)
Net asset value, end of period ...... $ 8.65  $ 10.70  $ 9.95  $ 9.39  $ 7.98  $ 14.28
Total Return
(e)
(19.16)% 11.30% — — — —
Based on net asset value .......... (19.16)%
(f)
11.30% 8.03% 21.58% (13.70)% 25.40%
Ratios to Average Net Assets
(g)
Total expenses .................
0.26%
(h)
0.32% 0.43% 0.39% 0.31%
(i)
0.26%
Total expenses after fees waived and/or
reimbursed ..................
0.26%
(h)
0.27% 0.27% 0.27% 0.24%
(i)
0.26%
(j)
Net investment income ...........
3.64%
(h)
2.41% 2.14% 3.13% 3.00% 2.69%
Supplemental Data
Net assets, end of period (000) ...... $ 174,293  $ 218,702  $ 202,576  $ 196,366  $ 170,629  $ 334,241
Portfolio turnover rate ............ 2% 4% 5% 3% 4% 4%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.24%, respectively.
(j)
The expense ratio includes the effect of expense reimbursements that are less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
20
BlackRock International Index V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ...................................................................
$ 10.68  $ 10.26
Net investment income
(b)
...........................................................................
0.19 0.15
Net realized and unrealized gain (loss) ..................................................................
(2.24) 0.63
Net increase (decrease) from investment operations .......................................................... (2.05) 0.78
Distributions
(c)
– –
From net investment income ........................................................................
—  (0.35)
Return of capital ................................................................................. —  (0.01)
Total distributions ................................................................................. —  (0.36)
Net asset value, end of period ........................................................................ $ 8.63  $ 10.68
Total Return
(d)
(19.19)% 7.65%
Based on net asset value ............................................................................ (19.19)%
(e)
7.65%
(e)
Ratios to Average Net Assets
(f)
Total expenses ...................................................................................
0.50%
(g)
0.50%
(g)
Total expenses after fees waived and/or reimbursed ..........................................................
0.49%
(g)
0.49%
(g)
Net investment income .............................................................................
3.98%
(g)
1.59%
(g)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 674  $ 348
Portfolio turnover rate .............................................................................. 2% 4%
(h)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $698.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent - class specific. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 62,833 $ (62,833) $ — $ —
Citigroup Global Markets, Inc. ........................ 1,435,747 (1,435,747) — —
Goldman Sachs & Co. LLC .......................... 196,041 (196,041) — —
J.P. Morgan Securities LLC .......................... 96,146 (96,146) — —
Jefferies LLC .................................... 23,325 (23,325) — —
$ 1,814,092 $ (1,814,092) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $39.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30 , 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in transfer agent fees reimbursed by the Manager
— class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed $784 which is included in transfer agent fees reimbursed — class specific in the Statement of Operations.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 49,453 $ 99 $ 49,552
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock International Index V.I. Fund
Class I ....................................................................................................... $ 1,354
Class III ...................................................................................................... 24
$ 1,378
Class I Class III
Expense Limitations .................................................................................. 0.27% 0.52%

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
As of June 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $1,268 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $4,157,241 and $3,474,761, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Expiring December 31,
2022 2023 2024
Fund Level ..................................................................... $ 182,357 $ 18,670 $ —
Class I ........................................................................ 94,842 88,742 2,133
Class III ....................................................................... — — 29
Purchases ............................................................................................................... $ 544,268
Sales ................................................................................................................... 1,080,652
Net Realized Gain .......................................................................................................... 77,925

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $3,109,759.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 183,452,141 $ 49,949,297 $ (58,453,736) $ (8,504,439)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
28
could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of June 30, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
236,774 $ 2,275,284 439,634 $ 4,709,657
Shares issued in reinvestment of distributions ........................
— — 690,111 7,256,285
Shares redeemed .........................................
(539,265) (5,237,348) (1,036,306) (11,078,090)
(302,491) $ (2,962,064) 93,439 $ 887,852
Class III
(a)
Shares sold .............................................
48,129 $ 470,812 31,853 $ 345,793
Shares issued in reinvestment of distributions ........................
— — 974 10,211
Shares redeemed .........................................
(2,629) (24,593) (190) (2,071)
45,500 $ 446,219 32,637 $ 353,933
(256,991) $ (2,515,845) 126,076 $ 1,241,785
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
30
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch C ertificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock International V.I. Fund
Investment Objective
BlackRock International V.I. Fund’s (the “Fund”) investment objective is long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund underperformed its benchmark, the MSCI All Country World ex-USA Index.
What factors influenced performance?
Stock selection within industrials, communication services and financials were the largest detractors during the period. In terms of individual positions, the main detractors were Recruit Holdings Co. Ltd, GXO Logistics Inc., and Sony Group Corp. Recruit’s share price continues to be driven by the most valuable division, HR Technology, which houses Indeed.com and Glassdoor, the leading global job websites. The company’s shares declined early in the period as interest rates rose, moving lower as earnings estimates were revised downward as the market feared the impact of a recession on the labor market. Shares of GXO Logistics, Inc. also lagged as the market questioned the long-term growth outlook for outsourcing trends towards third party logistics players such as GXO, particularly given the weak sales trends across many e-commerce companies and excess capacity being built up at companies like Amazon. Sony has managed earnings extremely well so far in 2022, but sentiment around the stock suffered from concerns around Microsoft agreeing to buy Activision and numerous other deals in game software, including Sony’s own purchase of Bungie.
Stock selection within the health care and energy sectors, as well as being underweight in the information technology sector, were the top contributors to relative return. On a stock level, the main contributors were Baker Hughes Company, Novo Nordisk A/S, and Canadian National Railway Co. Industrial and oil field services company Baker
Hughes benefited from consistent analyst upgrades, with tailwinds from greater demand for energy security and particularly for LNG capacity, where Baker is dominant through its liquefaction equipment in turbines and compression. Novo Nordisk performed relatively well during the period, helped by the defensive qualities of the health care sector, but also ongoing earnings momentum and rising expectations around the company’s Wegovy product for the treatment of obesity. Finally, Canadian National Railway had been resilient at a time of heightened uncertainty, helped by improved clarity over its management structure, with a new CEO appointed in February 2022.
Describe recent portfolio activity.
The largest change in active positioning was in the health care sector, where the fund’s overweight was increased, primarily through the purchase of Japanese pharmaceutical company Daiichi Sankyo Co. Ltd. and Swiss pharmaceutical company Roche Holding AG. In addition, the weighting to real estate was increased by initiating a position in data center REIT Equinix Inc.
Conversely, the Fund’s exposure to consumer discretionary was shifted from an overweight to a meaningful underweight, driven by the sale of automaker Volkswagen AG, luxury fashion company Farfetch, and Airbnb Inc. The Fund also reduced the exposure to the materials sector.
Describe portfolio positioning at period end.
At the end of the period, the Fund’s largest sector overweights were to health care, industrials and communication services. The largest underweights were to consumer staples, financials and information technology. On a country basis, the largest overweight exposures were to the United States, the Netherlands and France, while the largest underweights were to Australia, Canada and Taiwan.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock International V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (27.53)% (31.05)% 2.11% 5.02%
MSCI All Country World Index ex-USA Index
(d)
...................................... (18.42) (19.42) 2.50 4.83
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
The Fund invests primarily in stocks of companies outside the U.S.
(d)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 724.70 $ 3.98 $ 1,000.00 $ 1,020.18 $ 4.66 0.93%
(a)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 14.6%
Japan ........................................... 12.7
France ........................................... 11.5
Netherlands ....................................... 9.3
China ............................................ 7.4
Denmark ......................................... 7.3
Italy ............................................. 6.6
Germany ......................................... 5.9
United Kingdom ..................................... 5.7
Spain ............................................ 4.0
Canada .......................................... 2.9
Sweden .......................................... 2.5
Iceland ........................................... 2.1
Ireland ........................................... 1.3
Short-Term Securities ................................. 4.8
Other Assets Less Liabilities ............................ 1.4

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock International V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Canada — 2.9%
Canadian National Railway Co. .... 19,181 $ 2,157,564
China — 7.4%
Tencent Holdings Ltd. ........... 93,600 4,236,818
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 135,500 1,255,465
5,492,283
Denmark — 7.3%
Novo Nordisk A/S, Class B ....... 35,933 3,985,056
Vestas Wind Systems A/S ........ 66,721 1,418,622
5,403,678
France — 11.5%
Air Liquide SA ................ 21,839 2,939,591
Kering SA ................... 4,096 2,122,658
Sanofi ..................... 34,205 3,449,440
8,511,689
Germany — 5.9%
Infineon Technologies AG ........ 91,942 2,236,537
MTU Aero Engines AG .......... 11,649 2,133,999
4,370,536
Iceland — 2.1%
Marel HF
(b)(c)
................. 342,662 1,529,439
Ireland — 1.3%
Ryanair Holdings plc, ADR
(a)
...... 14,190 954,277
Italy — 6.6%
Intesa Sanpaolo SpA ........... 1,847,318 3,457,202
UniCredit SpA ................ 145,159 1,387,189
4,844,391
Japan — 12.7%
Daiichi Sankyo Co. Ltd. .......... 96,900 2,464,408
Recruit Holdings Co. Ltd. ........ 119,500 3,519,328
Sony Group Corp. ............. 41,700 3,400,918
9,384,654
Netherlands — 9.3%
ASML Holding NV ............. 5,522 2,608,802
Koninklijke DSM NV ............ 29,457 4,219,732
6,828,534
Spain — 4.0%
Cellnex Telecom SA
(b)(c)
.......... 76,427 2,974,401
Sweden — 2.5%
Epiroc AB, Class A ............. 117,780 1,826,186
United Kingdom — 5.7%
Barclays plc ................. 1,067,454 1,996,094
Standard Chartered plc .......... 289,243 2,183,610
4,179,704
United States — 14.6%
Baker Hughes Co.
(d)
............ 106,208 3,066,225
Equinix , Inc. ................. 3,940 2,588,659
GXO Logistics, Inc.
(a)
........... 33,424 1,446,256
Roche Holding AG ............. 9,175 3,067,201
Security
Shares
Shares Value
United States (continued)
Schneider Electric SE ........... 5,249 $ 625,448
10,793,789
Total Common Stocks — 93.8%
(Cost: $82,644,355) .............................. 69,251,125
Total Long-Term Investments — 93.8%
(Cost: $82,644,355) .............................. 69,251,125
Short-Term Securities
Money Market Funds
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33% ...... 2,586,579 2,586,579
SL Liquidity Series, LLC, Money Market
Series, 1.73%
(g)
............. 984,901 984,704
Total Money Market Funds — 4.8%
(Cost: $3,571,299) .............................. 3,571,283
Par (000)
Pa r (000)
Time Deposits
Canada — 0.0%
Royal Bank of Canada,
0.51%, 07/04/22 ............ CAD 14 10,997
Europe — 0.0%
Brown Brothers Harriman & Co.,
(0.78)%, 07/01/22 ........... EUR —
(h)
116
Total Time Deposits — 0.0%
(Cost: $11,113) ................................. 11,113
Total Short-Term Securities — 4.8%
(Cost: $3,582,412) .............................. 3,582,396
Total Investments — 98.6%
(Cost: $86,226,767) .............................. 72,833,521
Other Assets Less Liabilities — 1.4% ................... 997,981
Net Assets — 100.0% .............................. $ 73,831,502

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 249,992 $ 2,336,587 $ — $ — $ — $ 2,586,579 2,586,579 $ 4,406 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,622,099 — (2,636,472) (907) (16) 984,704 984,901 12,452
(b)
—
$ (907) $ (16) $ 3,571,283 $ 16,858 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 2,157,564 $ — $ — $ 2,157,564
China ............................................... — 5,492,283 — 5,492,283
Denmark ............................................. — 5,403,678 — 5,403,678
France .............................................. — 8,511,689 — 8,511,689
Germany ............................................ — 4,370,536 — 4,370,536
Iceland .............................................. — 1,529,439 — 1,529,439
Ireland .............................................. 954,277 — — 954,277
Italy ................................................ — 4,844,391 — 4,844,391
Japan ............................................... — 9,384,654 — 9,384,654
Netherlands ........................................... — 6,828,534 — 6,828,534
Spain ............................................... — 2,974,401 — 2,974,401
Sweden ............................................. — 1,826,186 — 1,826,186
United Kingdom ........................................ 2,183,610 1,996,094 — 4,179,704
United States .......................................... 7,101,140 3,692,649 — 10,793,789
Short-Term Securities
Money Market Funds ...................................... 2,586,579 — — 2,586,579
Time Deposits .......................................... — 11,113 — 11,113
$ 14,983,170 $ 56,865,647 $ — $ 71,848,817
Investments valued at NAV
(a)
...................................... 984,704
$ —
$ 72,833,521
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
8
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 69,262,238
Investments, at value — affiliated
(c)
......................................................................................... 3,571,283
Foreign currency, at value
(d)
.............................................................................................. 7,606
Receivables: –
Investments sold .................................................................................................... 4,226,783
Securities lending income — affiliated ...................................................................................... 4,243
Capital shares sold ................................................................................................... 197,527
Dividends — affiliated ................................................................................................. 1,596
Dividends — unaffiliated ............................................................................................... 93,041
Prepaid expenses ..................................................................................................... 916
Total assets .........................................................................................................
77,365,233
LIABILITIES
Collateral on securities loaned ............................................................................................. 990,904
Payables: –
Investments purchased ................................................................................................ 2,315,813
Capital shares redeemed ............................................................................................... 2,326
Investment advisory fees .............................................................................................. 39,898
Other accrued expenses ............................................................................................... 184,790
Total liabilities ........................................................................................................
3,533,731
NET ASSETS ........................................................................................................
$ 73,831,502
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 89,761,880
Accumulated loss ..................................................................................................... (15,930,378)
NET ASSETS ........................................................................................................
$ 73,831,502
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 82,655,468
(b)
  Securities loaned, at value .............................................................................................. $ 173,220
(c)
  Investments, at cost — affiliated .......................................................................................... $ 3,571,299
(d)
  Foreign currency, at cost ............................................................................................... $ 7,607
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
9
Financial Statements
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 73,831,502
Shares outstanding ..................................................................................................
8,577,018
Net asset value .....................................................................................................
$ 8.61
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,406
Dividends — unaffiliated ............................................................................................... 968,325
Securities lending income — affiliated — net ................................................................................. 12,452
Foreign taxes withheld ................................................................................................ (86,993)
Total investment income .................................................................................................
898,190
EXPENSES
Investment advisory .................................................................................................. 330,302
Transfer agent ...................................................................................................... 86,524
Professional ....................................................................................................... 39,090
Accounting services .................................................................................................. 25,356
Custodian ......................................................................................................... 22,150
Directors and Officer ................................................................................................. 4,275
Miscellaneous ...................................................................................................... 265
Total expenses .......................................................................................................
507,962
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (16,800)
Transfer agent fees reimbursed by the Manager ............................................................................. (83,675)
Total expenses after fees waived and/or reimbursed ..............................................................................
407,487
Net investment income ..................................................................................................
490,703
REALIZED AND UNREALIZED LOSS $ (28,724,967)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (907)
Investments — unaffiliated ........................................................................................... (5,605,266)
Foreign currency transactions ......................................................................................... (55,332)
A
(5,661,505)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (16)
Investments — unaffiliated ........................................................................................... (23,059,989)
Foreign currency translations .......................................................................................... (3,457)
A
(23,063,462)
Net realized and unrealized loss ............................................................................................
(28,724,967)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (28,234,264)

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
BlackRock International V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 490,703 $ 754,529
Net realized gain (loss) .............................................................................. (5,661,505) 23,850,583
Net change in unrealized appreciation (depreciation) .......................................................... (23,063,462) (15,545,335)
Net increase (decrease) in net assets resulting from operations ..................................................... (28,234,264) 9,059,777
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... — (24,608,781)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (1,006,719) 15,868,024
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (29,240,983) 319,020
Beginning of period .................................................................................. 103,072,485 102,753,465
End of period ......................................................................................
$ 73,831,502 $ 103,072,485
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
12
BlackRock International V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 11.88  $ 14.27  $ 12.02  $ 9.20  $ 12.56  $ 9.58
Net investment income
(a)
.........
0.06 0.11 0.05 0.14 0.17
(b)
0.15
Net realized and unrealized gain (loss)
(3.33) 1.12 2.46 2.81 (2.88) 2.83
Net increase (decrease) from investment
operations ................ (3.27) 1.23  2.51  2.95  (2.71) 2.98
Distributions
(c)
– – – – – –
From net investment income ......
—  (0.11) (0.06) (0.13) (0.32) —
From net realized gain ...........
—  (3.51) (0.20) —  (0.33) —
Total distributions ............... —  (3.62) (0.26) (0.13) (0.65) —
Net asset value, end of period ...... $ 8.61  $ 11.88  $ 14.27  $ 12.02  $ 9.20  $ 12.56
Total Return
(d)
(27.53)% 8.68% 21.32% 32.12% (21.82)% 31.11%
Based on net asset value .......... (27.53)%
(e)
8.68% 21.32% 32.12% (21.82)% 31.11%
Ratios to Average Net Assets
(f)
Total expenses .................
1.15%
(g)
1.12% 1.14% 1.12% 1.20% 1.24%
Total expenses after fees waived and/or
reimbursed ..................
0.93%
(g)
0.93% 0.93% 0.97% 1.07% 1.11%
Net investment income ...........
1.11%
(g)
0.69% 0.43% 1.31% 1.48%
(b)
1.37%
Supplemental Data
Net assets, end of period (000) ...... $ 73,832  $ 103,072  $ 102,753  $ 95,143  $ 82,233  $ 115,433
Portfolio turnover rate ............ 60% 80% 98% 104% 100% 103%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.31%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the "Fund"). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund deter mines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
14
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the com mittee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. F or the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $586.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 202 4 . The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 173,220 $ (173,220) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
16
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2022, expense reimbursements were $48,812.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets. Prior to June 1, 2022, the expense limitation as a percentage of average daily net assets was 0.93%.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived investment advisory fees of $ 16,214 and $34,863, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed, respectively, in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $2,728 for securities lending agent services.
Interfund Lending: In accordance with an exemp tive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including excluding short-term investments, were $52,801,270 and $57,533,171, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 86,261,581 $ 806,135 $ (14,234,195) $ (13,428,060)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
485,668 $ 4,998,281 451,699 $ 6,984,226
Shares issued in reinvestment of distributions ........................
— — 2,032,205 24,608,781
Shares redeemed .........................................
(587,513) (6,005,000) (1,003,484) (15,724,983)
(101,845) $ (1,006,719) 1,480,420 $ 15,868,024

Glossary of Terms Used in this Report
19
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
Portfolio Abbreviation
ADR American Depositary Receipts

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Large Cap Focus Growth V.I. Fund
Investment Objective
BlackRock Large Cap Focus Growth V.I. Fund’s (the “Fund”) investment objective is to seek long-term capital growth.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Class I and Class III shares of the Fund underperformed its benchmark, the Russell 1000
®
Growth Index.
What factors influenced performance?
The U.S. equity market experienced a meaningful downturn in the first six months of the year, as investors reacted to the combination of elevated inflation, rising interest rates and the potential for slower growth.
Positioning in the communication services sector was the largest detractor from the Fund’s relative performance. The combination of stock selection and an overweight allocation to the interactive media and services and entertainment industries hurt results. In information technology (“IT”), stock selection among semiconductors and semiconductor equipment companies weighed on performance, as did an underweight allocation to the technology, hardware, storage and peripherals industry. Other meaningful detractors included stock selection in health care and a zero weighting in the consumer staples sector.
Positioning in the industrials sector made the largest contribution to performance. Stock selection in the machinery industry proved beneficial, as did an overweight in aerospace and defense companies. In energy, an overweight in the oil and gas exploration and production industry added to relative return. Stock selection in the materials sector and software industry also contributed to results. The Fund’s cash position, while limited, nonetheless helped results at a time of poor performance for the broader market.
Describe recent portfolio activity.
As a result of trading activity and market fluctuations, the Fund’s allocations to the health care, real estate and energy sectors increased, while its weightings in communication services, consumer discretionary and IT declined.
Describe portfolio positioning at period end.
The Fund’s largest allocations were in the IT, consumer discretionary and health care sectors. Relative to the benchmark index, the Fund’s largest overweight positions were in health care, consumer discretionary and communication services. Conversely, the Fund’s largest underweights were in the consumer staples, IT and industrials sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Large Cap Focus Growth V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (33.41)% (29.65)% 11.79% 13.42%
Class III
(b)(c)
............................................................... (33.46) (29.78) 11.52 13.14
Russell 1000
®
Growth Index
(d)
.................................................. (28.07) (18.77) 14.29 14.80
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Growth V.I. Fund”.
(d)
An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 665.90 $ 3.30 $ 1,000.00 $ 1,020.83 $ 4.01 0.80%
Class III .................................. 1,000.00 665.40 4.34 1,000.00 1,019.59 5.26 1.05
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 39.5%
Consumer Discretionary ............................. 18.2
Health Care ..................................... 15.5
Communication Services ............................. 9.6
Industrials ....................................... 6.2
Financials ....................................... 3.9
Energy ......................................... 2.2
Materials ....................................... 1.8
Real Estate ...................................... 1.4
Short-Term Securities ............................... 1.5
Other Assets Less Liabilities .......................... 0.2
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc.
(a)(b)
............. 7,395 $ 3,968,675
Automobiles — 1.2%
Tesla, Inc.
(b)
....................... 3,473 2,338,788
Capital Markets — 3.9%
S&P Global, Inc. ................... 22,515 7,588,906
Chemicals — 1.8%
Linde plc ........................ 11,858 3,409,531
Commercial Services & Supplies — 2.2%
Copart , Inc.
(b)
..................... 38,546 4,188,408
Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., Class A
(b)
...... 1,222 359,207
Equity Real Estate Investment Trusts (REITs) — 1.4%
Prologis, Inc. ...................... 22,548 2,652,772
Health Care Equipment & Supplies — 1.0%
Edwards Lifesciences Corp.
(b)
.......... 21,252 2,020,853
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc. .............. 9,231 4,741,318
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.
(b)
........... 2,053 2,683,805
Evolution AB
(c)(d)
.................... 43,719 3,999,460
6,683,265
Interactive Media & Services — 8.0%
(b)
Alphabet, Inc., Class A ............... 4,945 10,776,441
Match Group, Inc. .................. 68,456 4,770,698
15,547,139
Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.
(b)
................. 165,130 17,538,457
IT Services — 6.2%
MongoDB, Inc.
(b)
................... 3,941 1,022,690
Visa, Inc., Class A .................. 55,916 11,009,301
12,031,991
Life Sciences Tools & Services — 8.0%
Danaher Corp. .................... 21,524 5,456,764
Lonza Group AG (Registered) .......... 10,573 5,647,435
Thermo Fisher Scientific, Inc. ........... 8,110 4,406,001
15,510,200
Machinery — 1.9%
Chart Industries, Inc.
(b)
............... 21,649 3,623,610
Oil, Gas & Consumable Fuels — 2.2%
EQT Corp. ....................... 46,645 1,604,588
Pioneer Natural Resources Co. ......... 12,296 2,742,992
4,347,580
Pharmaceuticals — 4.0%
AstraZeneca plc, ADR ............... 51,175 3,381,132
Zoetis, Inc. ....................... 25,517 4,386,117
7,767,249
Semiconductors & Semiconductor Equipment — 7.2%
ASML Holding NV (Registered), NYRS .... 11,101 5,282,744
Marvell Technology, Inc. .............. 111,293 4,844,584
NVIDIA Corp. ..................... 25,708 3,897,076
14,024,404
Security
Shares
Shares Value
Software — 23.0%
Adobe, Inc.
(b)
...................... 3,945 $ 1,444,107
Cadence Design Systems, Inc.
(b)
........ 28,160 4,224,845
Intuit, Inc. ........................ 24,962 9,621,353
Microsoft Corp. .................... 89,563 23,002,465
ServiceNow , Inc.
(b)
.................. 13,019 6,190,795
44,483,565
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc. ....................... 41,490 5,672,513
Textiles, Apparel & Luxury Goods — 4.4%
LVMH Moet Hennessy Louis Vuitton SE .... 8,916 5,464,420
NIKE, Inc., Class B ................. 30,225 3,088,995
8,553,415
Total Common Stocks — 96.7%
(Cost: $168,115,218) ............................. 187,051,846
Preferred Securities
Preferred Stocks
Interactive Media & Services — 1.6%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,974,965)
(e)(f)
............... 18,024 2,983,260
Total Preferred Stocks — 1.6%
(Cost: $1,974,965) .............................. 2,983,260
Total Long-Term Investments — 98.3%
(Cost: $170,090,183) ............................. 190,035,106
Short-Term Securities
Money Market Funds
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 2,616,990 2,616,990
SL Liquidity Series, LLC, Money Market Series,
1.73%
( i )
....................... 317,945 317,881
Total Money Market Funds — 1.5%
(Cost: $2,934,871) .............................. 2,934,871
Par (000)
Pa r (000)
Time Deposits
BNP Paribas SA, (1.20)%, 07/01/22 ...... CHF 2 2,320
Brown Brothers Harriman & Co.,
0.25%, 07/01/22 ................. AUD —
(j)
227
Hong Kong & Shanghai Bank Corp. Ltd.,
0.37%, 07/04/22 ................. HKD 1 73
Total Time Deposits — 0.0%
(Cost: $2,620) ................................. 2,620
Total Short-Term Securities — 1.5%
(Cost: $2,937,491) .............................. 2,937,491
Total Investments — 99.8%
(Cost: $173,027,674 ) ............................. 192,972,597
Other Assets Less Liabilities — 0.2% ................... 472,450
Net Assets — 100.0% .............................. $ 193,445,047

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
6
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,983,260, representing 1.54% of its net assets as of period end, and an original cost of $1,974,965.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(j)
Rounds to less than 1,000.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 274,003 $ 2,342,987 $ — $ — $ — $ 2,616,990 2,616,990 $ 7,359 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 12,085,155 — (11,763,086) (4,188) — 317,881 317,945 3,016
(b)
—
$ (4,188) $ — $ 2,934,871 $ 10,375 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
7
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,968,675 $ — $ — $ 3,968,675
Automobiles .......................................... 2,338,788 — — 2,338,788
Capital Markets ........................................ 7,588,906 — — 7,588,906
Chemicals ............................................ 3,409,531 — — 3,409,531
Commercial Services & Supplies ............................. 4,188,408 — — 4,188,408
Electronic Equipment, Instruments & Components ................. 359,207 — — 359,207
Equity Real Estate Investment Trusts (REITs) .................... 2,652,772 — — 2,652,772
Health Care Equipment & Supplies ........................... 2,020,853 — — 2,020,853
Health Care Providers & Services ............................ 4,741,318 — — 4,741,318
Hotels, Restaurants & Leisure .............................. 2,683,805 3,999,460 — 6,683,265
Interactive Media & Services ............................... 15,547,139 — — 15,547,139
Internet & Direct Marketing Retail ............................ 17,538,457 — — 17,538,457
IT Services ........................................... 12,031,991 — — 12,031,991
Life Sciences Tools & Services .............................. 9,862,765 5,647,435 — 15,510,200
Machinery ............................................ 3,623,610 — — 3,623,610
Oil, Gas & Consumable Fuels ............................... 4,347,580 — — 4,347,580
Pharmaceuticals ....................................... 7,767,249 — — 7,767,249
Semiconductors & Semiconductor Equipment .................... 14,024,404 — — 14,024,404
Software ............................................. 44,483,565 — — 44,483,565
Technology Hardware, Storage & Peripherals .................... 5,672,513 — — 5,672,513
Textiles, Apparel & Luxury Goods ............................ 3,088,995 5,464,420 — 8,553,415
Preferred Stocks ......................................... — — 2,983,260 2,983,260
Short-Term Securities
Money Market Funds ...................................... 2,616,990 — — 2,616,990
Time Deposits .......................................... — 2,620 — 2,620
$ 174,557,521 $ 15,113,935 $ 2,983,260 $ 192,654,716
Investments valued at NAV
(a)
...................................... 317,881
$ —
$ 192,972,597
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Large Cap Focus Growth V.I. Fund
8
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 2,947,828 $ 2,947,828
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Other ............................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net cha nge in unrealized appreciation
(a) (b)
.................................................................................... 35,432 35,432
Purchases. ........................................................................................................ — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2022 .......................................................................................
$ 2,983,260 $ 2,983,260
Net change in unrealized appreciation on investments still held at June 30, 2022
(a) (b)
........................................................
$ 35,432 $ 35,432
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

BlackRock Large Cap Focus Growth V.I. Fund
9
Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,983,260 Market Revenue Multiple 3.35x-4.10x 3.73x
$ 2,983,260
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Large
Cap Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 190,037,726
Investments, at value — affiliated
(c)
......................................................................................... 2,934,871
Receivables: –
Investments sold .................................................................................................... 1,248,290
Securities lending income — affiliated ...................................................................................... 503
Capital shares sold ................................................................................................... 16,584
Dividends — affiliated ................................................................................................. 2,333
Dividends — unaffiliated ............................................................................................... 28,133
Prepaid expenses ..................................................................................................... 1,732
Total assets .........................................................................................................
194,270,172
LIABILITIES
Bank overdraft ........................................................................................................ 27,279
Foreign bank overdraft
(d)
................................................................................................. 2,320
Collateral on securities loaned ............................................................................................. 327,645
Payables: –
Accounting services fees ............................................................................................... 44,305
Capital shares redeemed ............................................................................................... 77,073
Distribution fees ..................................................................................................... 20,910
Investment advisory fees .............................................................................................. 107,229
Professional fees .................................................................................................... 48,040
Transfer agent fees .................................................................................................. 144,530
Other accrued expenses ............................................................................................... 25,794
Total liabilities ........................................................................................................
825,125
NET ASSETS ........................................................................................................
$ 193,445,047
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 167,932,556
Accumulated earnings .................................................................................................. 25,512,491
NET ASSETS ........................................................................................................
$ 193,445,047
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 170,092,803
(b)
  Securities loaned, at value .............................................................................................. $ 322,002
(c)
  Investments, at cost — affiliated .......................................................................................... $ 2,934,871
(d)
  Foreign bank overdraft, at cost ........................................................................................... $ (2,297)
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
11
Financial Statements
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 94,691,728
Shares outstanding ..................................................................................................
6,516,368
Net asset value .....................................................................................................
$ 14.53
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 98,753,319
Shares outstanding ..................................................................................................
7,005,842
Net asset value .....................................................................................................
$ 14.10
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Large
Cap Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 7,359
Dividends — unaffiliated ............................................................................................... 818,136
Securities lending income — affiliated — net ................................................................................. 3,016
Foreign taxes withheld ................................................................................................ (27,830)
Total investment income .................................................................................................
800,681
EXPENSES
Investment advisory .................................................................................................. 774,132
Transfer agent — class specific .......................................................................................... 237,903
Distribution — class specific ............................................................................................ 154,089
Accounting services .................................................................................................. 30,063
Custodian ......................................................................................................... 10,185
Directors and Officer ................................................................................................. 4,560
Transfer agent ...................................................................................................... 2,459
Miscellaneous ...................................................................................................... 47,021
Total expenses .......................................................................................................
1,260,412
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (931)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (154,535)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,104,946
Net investment loss ....................................................................................................
(304,265)
REALIZED AND UNREALIZED LOSS $ (101,064,128)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (4,188)
Investments — unaffiliated ........................................................................................... (6,260,697)
Foreign currency transactions ......................................................................................... (5,772)
A
(6,270,657)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (94,793,315)
Foreign currency translations .......................................................................................... (156)
A
(94,793,471)
Net realized and unrealized loss ............................................................................................
(101,064,128)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (101,368,393)

Statements of Changes in Net Assets
13
Financial Statements
See notes to financial statements.
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (304,265) $ (1,586,538)
Net realized gain (loss) .............................................................................. (6,270,657) 48,338,814
Net change in unrealized appreciation (depreciation) .......................................................... (94,793,471) 2,106,995
Net increase (decrease) in net assets resulting from operations ..................................................... (101,368,393) 48,859,271
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (21,864,723)
  Class III ....................................................................................... — (24,114,951)
Decrease in net assets resulting from distributions to shareholders ................................................... — (45,979,674)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (18,169,249) 23,502,367
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (119,537,642) 26,381,964
Beginning of period .................................................................................. 312,982,689 286,600,725
End of period ......................................................................................
$ 193,445,047 $ 312,982,689
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 21.82  $ 21.58  $ 15.91  $ 13.32  $ 14.51  $ 13.35
Net investment income (loss)
(a)
......
(0.01) (0.09) (0.06) (0.04) (0.04) 0.02
Net realized and unrealized gain (loss) .
(7.28) 3.89 6.97 4.36 0.49 3.92
Net increase (decrease) from investment
operations ................. (7.29) 3.80  6.91  4.32  0.45  3.94
Distributions
(b)
– – – – – –
From net investment income .......
—  —  —  —  —  (0.01)
From net realized gain ............
—  (3.56) (1.24) (1.73) (1.64) (2.77)
Total distributions ................ —  (3.56) (1.24) (1.73) (1.64) (2.78)
Net asset value, end of period ....... $ 14.53  $ 21.82  $ 21.58  $ 15.91  $ 13.32  $ 14.51
Total Return
(c)
(33.41)% 18.09% — — — —
Based on net asset value ........... (33.41)%
(d)
18.09% 43.74% 32.70% 3.01% 29.56%
Ratios to Average Net Assets
(e)
Total expenses ..................
0.92%
(f)
0.90% 0.91% 0.95% 0.96% 1.01%
Total expenses after fees waived and/or
reimbursed ...................
0.80%
(f)
0.77% 0.78% 0.81% 0.82% 0.89%
Net investment income (loss) ........
(0.12)%
(f)
(0.40)% (0.35)% (0.27)% (0.23)% 0.10%
Supplemental Data
Net assets, end of period (000) ....... $ 94,692  $ 150,211  $ 139,807  $ 106,238  $ 91,380  $ 100,308
Portfolio turnover rate ............. 28% 52% 54% 58% 63% 95%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ..
$ 21.19  $ 21.10  $ 15.61  $ 13.13  $ 14.36  $ 13.24
Net investment loss
(a)
............
(0.03) (0.15) (0.11) (0.08) (0.08) (0.02)
Net realized and unrealized gain (loss) .
(7.06) 3.80 6.84 4.29 0.49 3.88
Net increase (decrease) from investment
operations ................. (7.09) 3.65  6.73  4.21  0.41  3.86
Distributions
(b)
– – – – – –
From net investment income .......
—  —  —  —  —  (0.00)
(c)
From net realized gain ............
—  (3.56) (1.24) (1.73) (1.64) (2.74)
Total distributions ................ —  (3.56) (1.24) (1.73) (1.64) (2.74)
Net asset value, end of period ....... $ 14.10  $ 21.19  $ 21.10  $ 15.61  $ 13.13  $ 14.36
Total Return
(d )
(33.46)% 17.78% — — — —
Based on net asset value ........... (33.46)%
(e)
17.78% 43.43% 32.33% 2.77% 29.23%
Ratios to Average Net Assets
(f)
Total expenses ..................
1.18%
(g)
1.16% 1.16% 1.20% 1.22% 1.28%
Total expenses after fees waived and/or
reimbursed ...................
1.05%
(g)
1.02% 1.03% 1.06% 1.07% 1.14%
Net investment loss ...............
(0.38)%
(g)
(0.65)% (0.60)% (0.52)% (0.48)% (0.16)%
Supplemental Data
Net assets, end of period (000) ....... $ 98,753  $ 162,772  $ 146,794  $ 92,261  $ 70,685  $ 54,820
Portfolio turnover rate ............. 28% 52% 54% 58% 63% 95%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ fro m U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
18
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 322,002 $ (317,881) $ — $ 4,121
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $154,089.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2022, the amount waived was $ 931 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
(b)
The market value of the loaned securities is determined as of June 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 111,159 $ 126,744 $ 237,903

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
20
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $684 for securities lending agent services.
Interfund Lending: In accordance with an exemp tive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Large Cap Focus Growth V.I. Fund
Class I ....................................................................................................... $ 70,936
Class III ...................................................................................................... 83,599
$ 154,535
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $68,136,334 and $90,357,403, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 173,031,693 $ 36,202,867 $ (16,261,963) $ 19,940,904

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
As of period end, the Fund's investments had the following industry classifications:
Industry
Percent of
Net Assets
Software ........................................................................................................... 23.0%
Interactive Media & Services .............................................................................................. 9.6
Internet & Direct Marketing Retail ........................................................................................... 9.1
Life Sciences Tools & Services ............................................................................................. 8.0
Semiconductors & Semiconductor Equipment ................................................................................... 7. 2
IT Services .......................................................................................................... 6.2
Other
(a)
............................................................................................................. 36. 9
(a)
All other industries held were each less than 5% of net assets.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
430,509 $ 6,867,203 427,821 $ 10,111,941
Shares issued in reinvestment of distributions ........................
— — 1,004,029 21,864,723
Shares redeemed .........................................
(799,452) (13,665,715) (1,025,067) (23,655,280)
(368,943) $ (6,798,512) 406,783 $ 8,321,384
Class III
Shares sold .............................................
428,765 $ 7,278,314 1,140,643 $ 25,851,346
Shares issued in reinvestment of distributions ........................
— — 1,139,728 24,114,951
Shares redeemed .........................................
(1,105,037) (18,649,051) (1,555,297) (34,785,314)
(676,272) $ (11,370,737) 725,074 $ 15,180,983
(1,045,215) $ (18,169,249) 1,131,857 $ 23,502,367

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
24
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
HKD Hong Kong Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Managed Volatility V.I. Fund
Investment Objective
BlackRock Managed Volatility V.I. Fund’s (the “Fund”) investment objective is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its blended benchmark (50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD). For the same period, the Fund underperformed its performance benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
Directional positioning in bonds was the largest positive driver of returns. Short positions in U.S. and German 30-year bonds, which were based on the view that strength in global nominal growth would push long-dated yields higher, contributed positively. (Bond prices decline as yields rise). Shorts in U.S. five-year notes—which the Fund held in anticipation of a normalization in Fed policy—also contributed, as the Fed battled the highest U.S. inflation in decades. These gains were partially offset by a long position in a basket of developed market 10-year bonds that the Fund held based on insights that growth and inflation may have peaked. In the aggregate, these directional fixed-income positions were a net contributor to performance.
Relative value positioning in developed market bonds further contributed, with a long in Germany versus shorts in the U.K. and Canada benefiting from concerns about
Europe’s growth outlook.
Stocks and bonds both produced negative returns in the first half of the year, as rising rates, surging inflation, and growth concerns weighed on investor sentiment.
Relative value (long/short) equity positioning was the largest detractor from Fund performance. Long positions in Europe against other developed markets underperformed in the first quarter following Russia’s invasion of Ukraine in February 2022. In addition, intra-European positions (longs in Germany and France versus short positions in Italy and Spain) underperformed in the second quarter as the European Central Bank fast-tracked support for the region’s peripheral countries. Relative value bond positions in the emerging markets—specifically, short in India versus long in South Africa—further detracted.
The Fund used derivatives as an efficient means to take active views on interest rates, equity indexes, and currencies. The use of derivatives instead of physical instruments contributed minimally to results.
The Fund held an allocation to cash as collateral for derivative positions and as a way of earning a modest yield. The cash position did not have a material effect on performance.
Describe recent portfolio activity.
The Fund entered the period net long equities and bonds on expectations that nominal growth would remain positive and rising inflation would lead to hawkish shifts in monetary policy. The Fund increased its equity long early in the period based on improving IPO sentiment and option market indications of distressed selling (an indicator the
Fund uses as a contrarian insight). Headwinds to equities increased as the period progressed, with rising interest rates, supply chain challenges, and elevated inflation all weighing on the growth outlook. The Fund reduced its equity long in response, and it ended the period with a modest equity long of roughly 6%.
In bonds, the Fund modulated its positioning early in the period due to the increasingly challenging environment. By May 2022, continued high inflation, positive stock-bond correlations, and strength in commodity prices prompted the Fund to move to a net short position. The Fund subsequently increased the extent of the short late in the period.
The Fund added to equities and bonds in the emerging markets, particularly Chinese bonds and both stocks and bonds in South Africa, as disruptions related to commodity prices and COVID-19 drove dispersion across the category.
The Fund held a modest overweight in the Euro early in the year but closed this position in the first quarter given challenges to the European growth outlook. The Fund held no active currency positions as of June 30, 2022.
Describe portfolio positioning at period end.
The Fund had a light directional positioning in both stocks and bonds. The investment adviser believed there were more opportunities in cross-country and cross-industry positioning in the environment of slowing growth, persistent inflation, and continued central bank tightening. To that end, the Fund was positioned for foreign bond markets to outperform the United States due to the stronger wage pressures, higher inflation and more resilient growth in the latter. Within equities, the Fund was long Australia and
Taiwan against Japan and Korea, and long core Europe against the United Kingdom, United States, and Spain. Overall, the Fund had shifted to a net short in Europe.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Managed Volatility V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b) (c)
................................................................ (1.89)% (1.30)% 1.55% 3.08%
Class III
(b) (c)
............................................................... (2.12) (1.60) 1.29
(d)
2.81
(d )
50% MSCI All Country World Index /50% FTSE WGBI (hedged into USD)
(e)
................... (14.68) (12.22) 4.36 5.68
MSCI  All Country World Index
(f)
................................................. (20.18) (15.75) 7.00 8.76
FTSE WGBI (hedged into USD)
(g)
................................................ (9.08) (9.02) 1.07 2.18
ICE BofA 3-Month U.S. Treasury Bill Index
(h)
........................................ 0.15 0.18 1.11 1.23
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns. The Fund’s total returns prior to January 22, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Balanced Capital V.I. Fund”.
(c)
The Fund uses an asset allocation strategy, investing various percentages of its portfolio in three major categories: stocks, bonds and money market investments.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
A customized weighted index comprised of the returns of 50% MSCI All Country World Index/50% FTSE WGBI (hedged into USD).
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(g)
Measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The index is a widely used benchmark that currently includes sovereign debt from over 20 countries, denominated in a variety of currencies.
(h)
An unmanaged index that measures returns of 3-month Treasury Bills. Effective June 2, 2014, the ICE BofA 3-Month U.S. Treasury Bill Index was added to the performance benchmarks against which the Fund measures its performance. On March 1, 2021 the Fund began to track the 4pm pricing variant of the Index. Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 981.10 $ 2.90 $ 1,000.00 $ 1,021.87 $ 2.96 0.59%
Class III .................................. 1,000.00 978.80 4.12 1,000.00 1,020.63 4.21 0.84
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 88.0%
U.S. Treasury Obligations ............................. 12.0
Preferred Stocks ................................... —
(b)
Corporate Bonds ................................... —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
MTU Aero Engines AG ............... 286 $ 52,393
Rheinmetall AG .................... 58 13,384
TransDigm Group, Inc.
(a)
.............. 85 45,617
111,394
Air Freight & Logistics — 0.2%
Deutsche Post AG .................. 1,262 47,648
DSV A/S ......................... 317 44,576
FedEx Corp. ...................... 227 51,463
SG Holdings Co. Ltd. ................ 1,000 16,910
United Parcel Service, Inc., Class B ...... 1,409 257,199
Yamato Holdings Co. Ltd. ............. 800 12,803
430,599
Airlines — 0.0%
(a)
Alaska Air Group, Inc. ................ 356 14,258
American Airlines Group, Inc. ........... 1,829 23,192
United Airlines Holdings, Inc. ........... 915 32,409
69,859
Auto Components — 0.2%
Aptiv plc
(a)(b)
....................... 1,002 89,248
Bridgestone Corp. .................. 3,100 113,024
Cie Generale des Etablissements Michelin SCA 2,184 59,647
Denso Corp. ...................... 2,300 121,400
Faurecia SE
(a)
..................... 83 1,664
Lear Corp. ....................... 218 27,444
412,427
Automobiles — 2.0%
Bayerische Motoren Werke AG ......... 1,117 86,591
Ferrari NV ....................... 489 89,994
Ford Motor Co. .................... 15,139 168,497
General Motors Co.
(a)
................ 6,282 199,516
Honda Motor Co. Ltd. ................ 5,900 142,255
Mercedes-Benz Group AG ............. 2,279 132,361
Nissan Motor Co. Ltd. ................ 7,500 29,375
Renault SA
(a)
...................... 670 16,915
Rivian Automotive, Inc., Class A
(a)
........ 2,596 66,821
Stellantis NV ...................... 5,617 69,734
Subaru Corp. ..................... 5,300 93,749
Tesla, Inc.
(a)
....................... 2,956 1,990,629
Toyota Motor Corp. ................. 26,600 410,419
Volkswagen AG .................... 186 34,017
3,530,873
Banks — 2.6%
Australia & New Zealand Banking Group Ltd. 7,880 120,018
Banco Bilbao Vizcaya Argentaria SA ...... 12,712 57,745
Banco Santander SA ................ 35,225 99,666
Bank of America Corp. ............... 17,359 540,386
Barclays plc ...................... 35,430 66,253
BNP Paribas SA ................... 2,400 114,797
BOC Hong Kong Holdings Ltd. .......... 9,000 35,739
CaixaBank SA ..................... 5,721 20,035
Citigroup, Inc. ..................... 4,173 191,916
Comerica, Inc. ..................... 369 27,077
Commonwealth Bank of Australia ........ 4,101 256,216
Credit Agricole SA
(b)
................. 2,332 21,499
Danske Bank A/S ................... 2,458 34,984
DBS Group Holdings Ltd. ............. 3,100 66,332
First Republic Bank ................. 164 23,649
Hang Seng Bank Ltd. ................ 2,500 44,302
HSBC Holdings plc ................. 50,555 330,252
ING Groep NV ..................... 8,287 81,640
Security
Shares
Shares Value
Banks (continued)
Intesa Sanpaolo SpA ................ 20,665 $ 38,674
Japan Post Bank Co. Ltd. ............. 4,500 35,035
JPMorgan Chase & Co. .............. 7,374 830,386
KBC Group NV .................... 423 23,798
M&T Bank Corp. ................... 146 23,271
Mitsubishi UFJ Financial Group, Inc. ...... 30,200 161,572
Mizuho Financial Group, Inc. ........... 6,550 74,571
National Australia Bank Ltd. ............ 8,064 152,916
NatWest Group plc .................. 21,676 57,696
Nordea Bank Abp .................. 2,080 18,374
Oversea-Chinese Banking Corp. Ltd. ..... 4,400 36,093
Societe Generale SA ................ 925 20,452
Standard Chartered plc ............... 5,978 45,130
Sumitomo Mitsui Financial Group, Inc. ..... 3,700 109,983
SVB Financial Group
(a)
............... 47 18,565
Truist Financial Corp. ................ 2,380 112,883
UniCredit SpA ..................... 3,775 36,075
US Bancorp ...................... 3,127 143,905
Wells Fargo & Co. .................. 8,426 330,046
Westpac Banking Corp. .............. 8,259 111,405
Zions Bancorp NA .................. 428 21,785
4,535,121
Beverages — 1.0%
Anheuser-Busch InBev SA/NV .......... 2,256 121,490
Asahi Group Holdings Ltd. ............. 300 9,866
Carlsberg A/S, Class B ............... 232 29,650
Coca-Cola Co. (The) ................ 7,902 497,115
Coca-Cola HBC AG
(a)
................ 796 17,736
Constellation Brands, Inc., Class A ....... 341 79,473
Diageo plc ....................... 5,878 253,887
Heineken Holding NV ................ 386 28,041
Heineken NV ..................... 720 65,536
Kirin Holdings Co. Ltd. ............... 1,000 15,797
Monster Beverage Corp.
(a)
............. 369 34,206
PepsiCo, Inc. ..................... 3,216 535,978
Pernod Ricard SA .................. 696 128,673
1,817,448
Biotechnology — 1.9%
AbbVie, Inc. ...................... 6,146 941,321
Alnylam Pharmaceuticals, Inc.
(a)
......... 328 47,839
Amgen, Inc. ...................... 2,106 512,390
Argenx SE
(a)
...................... 89 33,549
Biogen, Inc.
(a)
..................... 693 141,330
BioMarin Pharmaceutical, Inc.
(a)
......... 526 43,590
CSL Ltd. ......................... 1,188 220,582
Exact Sciences Corp.
(a)
............... 521 20,522
Genmab A/S
(a)
..................... 127 41,204
Gilead Sciences, Inc. ................ 5,133 317,271
Horizon Therapeutics plc
(a)
............ 1,012 80,717
Incyte Corp.
(a)
..................... 1,013 76,958
Moderna , Inc.
(a)
.................... 1,523 217,560
Neurocrine Biosciences, Inc.
(a)
.......... 219 21,348
Regeneron Pharmaceuticals, Inc.
(a)
....... 437 258,324
Seagen , Inc.
(a)
..................... 351 62,106
Vertex Pharmaceuticals, Inc.
(a)
.......... 1,023 288,271
3,324,882
Building Products — 0.9%
Allegion plc ....................... 764 74,796
AO Smith Corp. .................... 738 40,354
Assa Abloy AB, Class B .............. 5,129 109,453
Carrier Global Corp. ................. 5,074 180,939
Cie de Saint-Gobain ................. 1,457 62,956
Daikin Industries Ltd. ................ 700 112,391

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Building Products (continued)
Fortune Brands Home & Security, Inc. ..... 1,398 $ 83,712
Geberit AG (Registered) .............. 81 38,969
Johnson Controls International plc ....... 4,485 214,742
Kingspan Group plc ................. 430 25,856
Lennox International, Inc. ............. 372 76,851
Lixil Corp. ........................ 1,700 31,953
Masco Corp.
(b)
..................... 3,613 182,818
Nibe Industrier AB, Class B ............ 1,528 11,518
Owens Corning .................... 1,412 104,926
ROCKWOOL A/S, Class B ............ 196 44,499
TOTO Ltd. ....................... 500 16,556
Trane Technologies plc ............... 1,947 252,857
1,666,146
Capital Markets — 1.3%
3i Group plc ...................... 1,913 25,928
Abrdn plc ........................ 3,688 7,199
Ameriprise Financial, Inc. ............. 75 17,826
ASX Ltd. ........................ 312 17,636
Bank of New York Mellon Corp. (The) ..... 1,153 48,092
Charles Schwab Corp. (The) ........... 3,243 204,893
CME Group, Inc. ................... 765 156,595
Credit Suisse Group AG .............. 4,217 24,070
Deutsche Bank AG (Registered) ......... 3,983 35,001
Deutsche Boerse AG ................ 543 91,184
Euronext NV
(c)(d)
.................... 156 12,794
Goldman Sachs Group, Inc. (The) ....... 725 215,340
Hargreaves Lansdown plc ............. 773 7,458
Hong Kong Exchanges & Clearing Ltd. .... 2,100 103,858
Intercontinental Exchange, Inc. ......... 1,464 137,675
Japan Exchange Group, Inc. ........... 1,400 20,292
London Stock Exchange Group plc ....... 858 80,061
Macquarie Group Ltd. ................ 850 96,778
Moody's Corp. ..................... 287 78,055
Morgan Stanley
(b)
................... 3,132 238,220
MSCI, Inc. ....................... 138 56,877
Nasdaq, Inc. ...................... 89 13,576
Nomura Holdings, Inc. ............... 6,100 22,162
Northern Trust Corp. ................. 277 26,725
Partners Group Holding AG ............ 60 54,186
S&P Global, Inc. ................... 979 329,982
Schroders plc ..................... 532 17,379
St. James's Place plc ................ 1,499 20,170
State Street Corp. .................. 383 23,612
T. Rowe Price Group, Inc. ............. 274 31,129
UBS Group AG (Registered) ........... 6,268 101,333
2,316,086
Chemicals — 1.7%
Air Liquide SA ..................... 1,191 160,312
Air Products & Chemicals, Inc. .......... 159 38,236
Akzo Nobel NV .................... 1,964 128,442
Albemarle Corp. ................... 856 178,887
Asahi Kasei Corp. .................. 4,600 34,994
BASF SE ........................ 2,679 117,212
Chr Hansen Holding A/S .............. 384 28,031
Corteva , Inc. ...................... 790 42,771
Croda International plc ............... 508 40,153
DuPont de Nemours, Inc. ............. 3,376 187,638
Ecolab, Inc. ...................... 2,425 372,868
EMS- Chemie Holding AG (Registered) .... 45 33,584
Evonik Industries AG ................ 2,535 54,366
Givaudan SA (Registered) ............. 17 59,920
International Flavors & Fragrances, Inc. .... 2,327 277,192
Koninklijke DSM NV ................. 149 21,344
Linde plc ........................ 724 208,172
Security
Shares
Shares Value
Chemicals (continued)
Nissan Chemical Corp. ............... 300 $ 13,847
Novozymes A/S, Class B .............. 725 43,633
PPG Industries, Inc. ................. 2,859 326,898
RPM International, Inc. ............... 1,643 129,337
Sherwin-Williams Co. (The) ............ 1,306 292,427
Shin-Etsu Chemical Co. Ltd. ........... 1,100 123,652
Sika AG (Registered) ................ 346 79,870
Symrise AG ...................... 711 77,545
Westlake Corp. .................... 309 30,288
3,101,619
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 431 160,991
Copart , Inc.
(a)
..................... 284 30,860
Rentokil Initial plc ................... 6,547 37,953
Republic Services, Inc. ............... 1,059 138,591
Rollins, Inc. ....................... 1,323 46,199
Secom Co. Ltd. .................... 1,300 80,268
Waste Connections, Inc. .............. 144 17,850
Waste Management, Inc. .............. 1,603 245,227
757,939
Communications Equipment — 0.2%
Cisco Systems, Inc. ................. 3,638 155,124
Motorola Solutions, Inc. .............. 312 65,395
Nokia OYJ ....................... 5,760 26,698
Telefonaktiebolaget LM Ericsson, Class B .. 2,039 15,230
262,447
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios
SA .......................... 974 23,738
Bouygues SA ..................... 2,363 72,930
Eiffage SA ....................... 941 85,123
Ferrovial SA ...................... 2,439 62,057
Kajima Corp. ...................... 4,800 55,040
Obayashi Corp. .................... 6,300 45,822
Quanta Services, Inc. ................ 416 52,141
Shimizu Corp. ..................... 8,700 48,062
Taisei Corp. ...................... 2,400 74,832
Vinci SA ......................... 1,997 179,254
698,999
Construction Materials — 0.5%
CRH plc ......................... 1,125 38,823
Holcim AG
(a)
...................... 496 21,273
Martin Marietta Materials, Inc. .......... 1,229 367,766
Vulcan Materials Co. ................ 2,593 368,465
796,327
Consumer Finance — 0.2%
American Express Co. ............... 1,335 185,058
Capital One Financial Corp. ............ 743 77,413
Discover Financial Services ............ 376 35,562
298,033
Containers & Packaging — 0.3%
International Paper Co. ............... 11,704 489,578
Packaging Corp. of America ........... 591 81,263
570,841
Distributors — 0.0%
Pool Corp. ....................... 80 28,098
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,081 1,387,215
Groupe Bruxelles Lambert SA .......... 640 53,651
Investor AB, Class A ................. 681 12,265

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Diversified Financial Services (continued)
Investor AB, Class B ................. 3,321 $ 54,769
M&G plc ......................... 9,749 23,112
ORIX Corp. ....................... 2,400 40,224
1,571,236
Diversified Telecommunication Services — 1.1%
AT&T, Inc. ........................ 33,934 711,257
BT Group plc ...................... 13,281 30,184
Cellnex Telecom SA
(c)(d)
............... 757 29,461
Deutsche Telekom AG (Registered) ...... 7,166 142,526
Elisa OYJ ........................ 587 33,047
Liberty Global plc, Class A
(a)
............ 963 20,271
Liberty Global plc, Class C
(a)
........... 1,697 37,487
Lumen Technologies, Inc.
(b)
............ 8,714 95,070
Nippon Telegraph & Telephone Corp. ..... 2,300 66,086
Orange SA ....................... 1,966 23,166
Telefonica SA ..................... 5,808 29,653
Verizon Communications, Inc. .......... 15,637 793,578
2,011,786
Electric Utilities — 2.0%
Acciona SA
(b)
..................... 258 47,539
CK Infrastructure Holdings Ltd. .......... 15,000 92,144
Constellation Energy Corp. ............ 2,336 133,759
Edison International ................. 4,215 266,556
Electricite de France SA .............. 5,239 43,032
Elia Group SA/NV .................. 397 56,382
Endesa SA ....................... 6,066 114,753
Enel SpA ........................ 37,534 205,845
Entergy Corp.
(b)
.................... 2,337 263,240
Eversource Energy
(b)
................ 3,555 300,291
Exelon Corp. ...................... 8,261 374,388
Fortum OYJ ...................... 4,534 68,531
Iberdrola SA ...................... 25,876 269,406
NextEra Energy, Inc. ................ 11,347 878,939
NRG Energy, Inc.
(b)
.................. 2,787 106,380
Orsted A/S
(c)(d)
..................... 849 89,420
SSE plc ......................... 8,583 169,388
Terna - Rete Elettrica Nazionale ......... 11,343 89,181
Verbund AG ...................... 532 52,295
3,621,469
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................ 5,422 145,408
Eaton Corp. plc .................... 609 76,728
Emerson Electric Co. ................ 1,408 111,992
Legrand SA ...................... 1,619 120,208
Mitsubishi Electric Corp. .............. 5,800 62,345
Nidec Corp. ...................... 400 24,787
Rockwell Automation, Inc. ............. 236 47,037
Schneider Electric SE ................ 1,432 170,631
Siemens Energy AG ................. 1,446 21,312
Vestas Wind Systems A/S ............. 3,588 76,288
856,736
Electronic Equipment, Instruments & Components — 0.5%
Azbil Corp. ....................... 1,900 50,093
CDW Corp. ....................... 932 146,846
Corning, Inc. ...................... 1,288 40,585
Halma plc ........................ 1,127 27,670
Hexagon AB, Class B ................ 4,233 44,231
IPG Photonics Corp.
(a)
............... 101 9,507
Keyence Corp. .................... 600 205,763
Kyocera Corp. ..................... 1,300 69,493
Murata Manufacturing Co. Ltd. .......... 1,400 76,198
TE Connectivity Ltd. ................. 226 25,572
Teledyne Technologies, Inc.
(a)
........... 256 96,028
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.
(a)
..................... 1,391 $ 80,998
Zebra Technologies Corp., Class A
(a)
...... 293 86,128
959,112
Energy Equipment & Services — 0.4%
Baker Hughes Co. .................. 5,373 155,119
Halliburton Co. .................... 6,545 205,251
Schlumberger NV .................. 7,157 255,934
Tenaris SA ....................... 1,455 18,688
634,992
Entertainment — 1.4%
Activision Blizzard, Inc. ............... 2,945 229,298
AMC Entertainment Holdings, Inc., Class A
(a)(b)
6,028 81,679
Bollore SE ....................... 9,853 45,932
Electronic Arts, Inc. ................. 1,082 131,625
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
...................... 1,204 76,418
Live Nation Entertainment, Inc.
(a)
........ 1,537 126,926
Netflix, Inc.
(a)
...................... 2,483 434,202
Nexon Co. Ltd. .................... 800 16,428
Nintendo Co. Ltd. ................... 300 129,017
ROBLOX Corp., Class A
(a)
............. 881 28,950
Roku, Inc.
(a)
....................... 451 37,045
Sea Ltd., ADR
(a)
.................... 640 42,790
Take-Two Interactive Software, Inc.
(a)
...... 656 80,380
Toho Co. Ltd. ..................... 400 14,490
Ubisoft Entertainment SA
(a)
............ 202 8,909
Universal Music Group NV ............ 2,057 41,214
Walt Disney Co. (The)
(a)
.............. 7,968 752,179
Warner Bros Discovery, Inc.
(a)
.......... 15,784 211,821
2,489,303
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc. ...... 612 88,758
American Tower Corp. ............... 1,534 392,075
AvalonBay Communities, Inc. .......... 512 99,456
Boston Properties, Inc. ............... 373 33,190
British Land Co. plc (The) ............. 3,170 17,341
Camden Property Trust ............... 303 40,747
Covivio ......................... 84 4,693
Crown Castle International Corp. ........ 1,496 251,896
Daiwa House REIT Investment Corp. ..... 11 25,002
Dexus
(e)
......................... 3,081 18,946
Digital Realty Trust, Inc. .............. 974 126,454
Duke Realty Corp. .................. 1,223 67,204
Equinix , Inc. ...................... 316 207,618
Equity Residential .................. 1,304 94,175
Essex Property Trust, Inc. ............. 192 50,210
Extra Space Storage, Inc. ............. 418 71,110
Federal Realty OP LP ................ 200 19,148
Gecina SA ....................... 208 19,521
GLP J- Reit ....................... 17 20,833
Goodman Group ................... 4,252 52,503
Healthpeak Properties, Inc. ............ 1,732 44,876
Host Hotels & Resorts, Inc. ............ 1,710 26,813
Invitation Homes, Inc. ................ 614 21,846
Iron Mountain, Inc. .................. 698 33,986
Japan Metropolitan Fund Investment Corp. . 12 9,350
Japan Real Estate Investment Corp. ...... 8 36,837
Kimco Realty Corp. ................. 1,710 33,807
Land Securities Group plc ............. 3,084 25,027
Link REIT ........................ 8,100 66,188
Mid-America Apartment Communities, Inc. .. 384 67,073
Mirvac Group
(e)
.................... 2,415 3,301
Nippon Building Fund, Inc. ............. 8 39,926

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Nippon Prologis REIT, Inc. ............. 3 $ 7,389
Nomura Real Estate Master Fund, Inc. .... 13 16,238
Prologis, Inc. ...................... 2,442 287,301
Public Storage ..................... 547 171,031
Realty Income Corp. ................. 2,266 154,677
Regency Centers Corp. .............. 302 17,912
SBA Communications Corp. ........... 342 109,457
Scentre Group ..................... 10,526 18,900
Segro plc ........................ 3,824 45,650
Simon Property Group, Inc. ............ 1,075 102,039
Sun Communities, Inc. ............... 129 20,557
UDR, Inc. ........................ 1,015 46,731
Ventas, Inc. ...................... 1,361 69,996
VICI Properties, Inc. ................. 515 15,342
Welltower , Inc. ..................... 1,577 129,866
Weyerhaeuser Co. .................. 2,473 81,906
3,404,902
Food & Staples Retailing — 0.3%
Costco Wholesale Corp. .............. 824 394,927
Jeronimo Martins SGPS SA ............ 5,758 124,824
Kesko OYJ, Class B ................. 596 14,105
Koninklijke Ahold Delhaize NV .......... 2,762 71,892
605,748
Food Products — 0.6%
Barry Callebaut AG (Registered) ......... 10 22,374
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 1 104,855
Danone SA ....................... 511 28,617
Kerry Group plc, Class A .............. 268 25,629
Lamb Weston Holdings, Inc. ........... 410 29,299
MEIJI Holdings Co. Ltd. .............. 400 19,655
Nestle SA (Registered) ............... 6,399 747,869
978,298
Gas Utilities — 0.3%
APA Group
(e)
...................... 10,230 79,669
Atmos Energy Corp. ................. 358 40,132
Hong Kong & China Gas Co. Ltd. ........ 23,732 25,612
Naturgy Energy Group SA ............. 3,610 104,313
Osaka Gas Co. Ltd. ................. 3,400 65,162
Snam SpA ....................... 29,245 153,430
Tokyo Gas Co. Ltd. ................. 3,000 62,172
530,490
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories ................. 5,771 627,019
Align Technology, Inc.
(a)
............... 103 24,377
Baxter International, Inc. .............. 1,671 107,328
Becton Dickinson and Co. ............. 523 128,935
Boston Scientific Corp.
(a)
.............. 2,226 82,963
Dexcom , Inc.
(a)
.................... 860 64,096
Edwards Lifesciences Corp.
(a)
.......... 1,199 114,013
Hoya Corp. ....................... 800 68,467
IDEXX Laboratories, Inc.
(a)
............. 119 41,737
Intuitive Surgical, Inc.
(a)
............... 786 157,758
Medtronic plc ..................... 3,316 297,611
Olympus Corp. .................... 2,100 42,557
ResMed , Inc. ..................... 211 44,232
Siemens Healthineers AG
(c)(d)
........... 627 31,969
Stryker Corp. ..................... 614 122,143
Sysmex Corp. ..................... 300 18,102
Terumo Corp. ..................... 1,200 36,301
2,009,608
Security
Shares
Shares Value
Health Care Providers & Services — 0.5%
Elevance Health, Inc. ................ 65 $ 31,368
UnitedHealth Group, Inc. .............. 1,720 883,443
914,811
Health Care Technology — 0.0%
M3, Inc. ......................... 700 20,150
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.
(a)
.............. 72 125,927
Caesars Entertainment, Inc.
(a)
.......... 259 9,920
Carnival Corp.
(a)
.................... 1,893 16,375
Chipotle Mexican Grill, Inc.
(a)(b)
.......... 74 96,737
Compass Group plc ................. 5,404 110,952
Darden Restaurants, Inc. ............. 112 12,669
Entain plc
(a)
....................... 891 13,559
Evolution AB
(c)(d)
.................... 291 26,621
Expedia Group, Inc.
(a)
................ 255 24,182
Flutter Entertainment plc
(a)
............. 405 41,058
Galaxy Entertainment Group Ltd. ........ 6,000 35,943
Hilton Worldwide Holdings, Inc. ......... 485 54,048
InterContinental Hotels Group plc ........ 459 24,395
Marriott International, Inc., Class A ....... 676 91,943
McDonald's Corp. .................. 1,965 485,119
McDonald's Holdings Co. Japan Ltd. ...... 900 32,783
Norwegian Cruise Line Holdings Ltd.
(a)
..... 1,177 13,088
Oriental Land Co. Ltd. ............... 500 69,826
Penn National Gaming, Inc.
(a)
........... 469 14,267
Royal Caribbean Cruises Ltd.
(a)
......... 314 10,962
Starbucks Corp. .................... 2,599 198,538
Yum! Brands, Inc. .................. 295 33,485
1,542,397
Household Durables — 0.9%
DR Horton, Inc. .................... 6,489 429,507
Lennar Corp., Class A ................ 5,384 379,949
NVR, Inc.
(a)
....................... 75 300,311
PulteGroup, Inc. ................... 5,984 237,146
Sony Group Corp. .................. 2,700 220,203
1,567,116
Household Products — 0.6%
Colgate-Palmolive Co. ............... 969 77,656
Henkel AG & Co. KGaA .............. 248 15,237
Kimberly-Clark Corp. ................ 1,022 138,123
Procter & Gamble Co. (The) ........... 5,501 790,989
Reckitt Benckiser Group plc ............ 1,583 119,061
1,141,066
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA ................. 3,891 91,915
Uniper SE ........................ 1,257 18,785
110,700
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............ 12,000 81,408
DCC plc ......................... 961 59,790
Hitachi Ltd. ....................... 2,200 104,654
Investment AB Latour , Class B .......... 772 15,334
Keppel Corp. Ltd. ................... 7,000 32,701
Siemens AG (Registered) ............. 2,091 214,948
Smiths Group plc ................... 1,038 17,751
Toshiba Corp. ..................... 1,200 48,756
575,342
Insurance — 0.6%
AIA Group Ltd. .................... 27,000 295,017
Allianz SE ........................ 768 147,234
Aon plc, Class A ................... 94 25,350

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Aviva plc ........................ 10,364 $ 50,766
AXA SA ......................... 2,524 57,652
Legal & General Group plc ............ 10,162 29,709
Marsh & McLennan Cos., Inc. .......... 657 101,999
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 192 45,417
Progressive Corp. (The) .............. 322 37,439
Prudential plc ..................... 6,028 74,984
Sampo OYJ, Class A ................ 909 39,724
Tokio Marine Holdings, Inc. ............ 1,000 58,312
Tryg A/S ......................... 587 13,225
Zurich Insurance Group AG ............ 138 60,178
1,037,006
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A
(a)
.............. 812 1,769,559
Alphabet, Inc., Class C
(a)
.............. 749 1,638,400
Match Group, Inc.
(a)
................. 452 31,500
Meta Platforms, Inc., Class A
(a)
.......... 6,176 995,880
Twitter, Inc.
(a)
...................... 1,755 65,620
Z Holdings Corp. ................... 6,100 17,739
4,518,698
Internet & Direct Marketing Retail — 1.2%
(a)
Amazon.com, Inc. .................. 19,613 2,083,097
Delivery Hero SE
(c)(d)
................. 305 11,506
Prosus NV ....................... 1,588 102,829
Zalando SE
(c)(d)
.................... 548 14,436
2,211,868
IT Services — 2.3%
Accenture plc, Class A ............... 1,511 419,529
Adyen NV
(a)(c)(d)
.................... 59 85,145
Amadeus IT Group SA
(a)
.............. 264 14,783
Automatic Data Processing, Inc. ......... 1,307 274,522
Broadridge Financial Solutions, Inc. ...... 336 47,897
Capgemini SE ..................... 276 47,599
Cognizant Technology Solutions Corp., Class A 900 60,741
DXC Technology Co.
(a)
............... 691 20,944
EPAM Systems, Inc.
(a)
................ 121 35,668
Fidelity National Information Services, Inc. .. 1,479 135,580
Fiserv, Inc.
(a)
...................... 1,589 141,373
FleetCor Technologies, Inc.
(a)
........... 82 17,229
Fujitsu Ltd. ....................... 500 62,564
Gartner, Inc.
(a)
..................... 103 24,909
Global Payments, Inc. ............... 722 79,882
GMO Payment Gateway, Inc. ........... 200 14,246
International Business Machines Corp. .... 2,265 319,795
Itochu Techno-Solutions Corp. .......... 300 7,376
Jack Henry & Associates, Inc. .......... 239 43,025
Mastercard , Inc., Class A .............. 2,133 672,919
NEC Corp. ....................... 500 19,509
Nomura Research Institute Ltd. ......... 1,700 45,622
NTT Data Corp. .................... 2,300 31,908
Obic Co. Ltd. ...................... 600 85,324
Otsuka Corp. ..................... 1,300 38,689
Paychex, Inc. ..................... 1,051 119,677
PayPal Holdings, Inc.
(a)
............... 2,987 208,612
SCSK Corp. ...................... 2,500 42,456
TIS, Inc. ......................... 900 23,680
Visa, Inc., Class A .................. 4,372 860,803
4,002,006
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............. 1,264 150,125
Avantor , Inc.
(a)
..................... 2,043 63,537
Bio-Rad Laboratories, Inc., Class A
(a)
...... 114 56,430
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Bio- Techne Corp. ................... 173 $ 59,969
Charles River Laboratories International, Inc.
(a)
191 40,868
Danaher Corp. .................... 2,252 570,927
Eurofins Scientific SE ................ 259 20,455
Illumina, Inc.
(a)
..................... 693 127,762
IQVIA Holdings, Inc.
(a)
................ 784 170,120
Lonza Group AG (Registered) .......... 152 81,189
Mettler -Toledo International, Inc.
(a)
....... 88 101,092
PerkinElmer, Inc. ................... 558 79,359
QIAGEN NV
(a)
..................... 683 32,113
Sartorius Stedim Biotech .............. 64 20,193
Thermo Fisher Scientific, Inc. ........... 1,383 751,356
Waters Corp.
(a)
.................... 265 87,710
West Pharmaceutical Services, Inc. ...... 231 69,848
2,483,053
Machinery — 1.0%
Alstom SA ....................... 819 18,702
Atlas Copco AB, Class B .............. 2,648 22,187
Caterpillar, Inc. .................... 1,407 251,515
CNH Industrial NV .................. 1,897 21,939
Cummins, Inc. ..................... 340 65,800
Daimler Truck Holding AG
(a)
............ 1,242 32,709
Deere & Co. ...................... 863 258,443
Dover Corp. ...................... 447 54,230
Epiroc AB, Class A .................. 3,272 50,733
FANUC Corp. ..................... 200 31,348
Fortive Corp. ...................... 688 37,413
Hoshizaki Corp. .................... 1,200 35,767
Illinois Tool Works, Inc. ............... 886 161,473
KION Group AG .................... 439 18,378
Komatsu Ltd. ..................... 2,400 53,441
Kone OYJ, Class B ................. 2,370 113,275
Kubota Corp. ..................... 1,600 23,978
PACCAR, Inc.
(b)
.................... 1,101 90,656
Parker-Hannifin Corp. ................ 331 81,443
Pentair plc ....................... 804 36,799
Sandvik AB ....................... 1,270 20,697
Schindler Holding AG ................ 160 29,257
Schindler Holding AG (Registered) ....... 170 30,617
SMC Corp. ....................... 100 44,514
Snap-on, Inc.
(b)
.................... 155 30,540
Stanley Black & Decker, Inc. ........... 467 48,970
Techtronic Industries Co. Ltd. ........... 5,000 52,211
Toyota Industries Corp. ............... 500 31,004
Volvo AB, Class B .................. 2,846 44,282
Westinghouse Air Brake Technologies Corp. . 530 43,502
Xylem, Inc. ....................... 161 12,587
Yaskawa Electric Corp. ............... 400 12,919
1,861,329
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 14 32,493
AP Moller - Maersk A/S, Class B ......... 22 51,647
Kuehne + Nagel International AG (Registered) 114 27,087
111,227
Media — 1.3%
Cable One, Inc. .................... 51 65,755
Charter Communications, Inc., Class A
(a)
... 814 381,383
Comcast Corp., Class A .............. 21,489 843,228
DISH Network Corp., Class A
(a)
......... 1,340 24,026
Fox Corp., Class A .................. 2,881 92,653
Fox Corp., Class B .................. 2,156 64,033
Informa plc
(a)
...................... 3,335 21,546
Interpublic Group of Cos., Inc. (The)
(b)
..... 3,439 94,676

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Media (continued)
Liberty Broadband Corp., Class C
(a)
...... 846 $ 97,832
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
1,150 41,446
Liberty Media Corp.-Liberty SiriusXM , Class C
(a)
1,978 71,307
News Corp., Class A ................. 2,421 37,719
News Corp., Class B ................ 342 5,435
Omnicom Group, Inc. ................ 1,814 115,389
Paramount Global, Class B ............ 5,575 137,591
Pearson plc ...................... 1,523 13,947
Publicis Groupe SA
(a)
................ 642 31,574
Sirius XM Holdings, Inc.
(b)
............. 22,209 136,141
Vivendi SE ....................... 2,819 28,768
WPP plc ......................... 3,212 32,445
2,336,894
Metals & Mining — 0.4%
Anglo American plc ................. 3,331 119,079
Antofagasta plc .................... 3,141 44,354
BlueScope Steel Ltd. ................ 1,985 21,872
Boliden AB ....................... 1,617 51,712
Evolution Mining Ltd. ................ 20,222 33,042
Hitachi Metals Ltd.
(a)
................. 1,100 16,652
Mineral Resources Ltd. ............... 961 32,254
Newcrest Mining Ltd. ................ 4,262 60,717
Northern Star Resources Ltd. ........... 9,270 43,483
Rio Tinto Ltd. ..................... 863 61,565
Rio Tinto plc ...................... 2,182 130,455
South32 Ltd. ...................... 28,496 77,215
Sumitomo Metal Mining Co. Ltd. ......... 2,100 65,109
757,509
Multiline Retail — 0.4%
Dollar General Corp. ................ 876 215,005
Dollar Tree, Inc.
(a)
................... 941 146,655
Target Corp. ...................... 1,935 273,280
634,940
Multi-Utilities — 0.9%
Consolidated Edison, Inc. ............. 3,625 344,738
E.ON SE ........................ 14,373 121,065
Engie SA ........................ 7,762 89,876
National Grid plc
(b)
.................. 23,002 295,597
Public Service Enterprise Group, Inc. ..... 7,019 444,162
Sempra Energy .................... 2,546 382,587
1,678,025
Oil, Gas & Consumable Fuels — 2.3%
Ampol Ltd. ....................... 1,216 28,701
APA Corp. ....................... 350 12,215
BP plc .......................... 56,486 265,230
Chevron Corp. ..................... 4,895 708,698
ConocoPhillips .................... 3,313 297,541
Coterra Energy, Inc. ................. 1,157 29,839
Devon Energy Corp. ................. 1,229 67,730
Diamondback Energy, Inc. ............. 252 30,530
ENEOS Holdings, Inc. ............... 12,100 45,530
Eni SpA ......................... 8,919 105,785
EOG Resources, Inc. ................ 1,419 156,714
Exxon Mobil Corp. .................. 10,577 905,814
Galp Energia SGPS SA .............. 3,594 42,053
Hess Corp. ....................... 518 54,877
Idemitsu Kosan Co. Ltd. .............. 1,000 23,889
Inpex Corp. ....................... 2,300 24,657
Kinder Morgan, Inc. ................. 5,296 88,761
Marathon Oil Corp. .................. 1,104 24,818
Marathon Petroleum Corp. ............ 1,095 90,020
Neste OYJ ....................... 1,802 80,155
Occidental Petroleum Corp. ............ 1,480 87,142
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
OMV AG ........................ 593 $ 27,889
ONEOK, Inc. ...................... 991 55,001
Phillips 66 ........................ 965 79,120
Pioneer Natural Resources Co. ......... 498 111,094
Repsol SA ....................... 2,937 43,297
Santos Ltd. ....................... 10,836 54,940
TotalEnergies SE ................... 6,760 355,826
Valero Energy Corp. ................. 656 69,720
Williams Cos., Inc. (The) .............. 2,956 92,257
Woodside Energy Group Ltd. ........... 2,491 54,748
4,114,591
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 366 93,209
Kao Corp. ........................ 500 20,275
L'Oreal SA ....................... 784 272,209
Unilever plc ....................... 6,614 301,465
687,158
Pharmaceuticals — 6.0%
Astellas Pharma, Inc. ................ 5,300 82,689
AstraZeneca plc ................... 3,608 475,974
Bristol-Myers Squibb Co. .............. 11,673 898,821
Catalent , Inc.
(a)
.................... 1,789 191,942
Chugai Pharmaceutical Co. Ltd. ......... 2,400 61,393
Daiichi Sankyo Co. Ltd. ............... 4,200 106,816
Eisai Co. Ltd. ..................... 600 25,368
Elanco Animal Health, Inc.
(a)
............ 4,332 85,037
Eli Lilly & Co. ..................... 4,176 1,353,985
GSK plc ......................... 13,249 285,537
Hikma Pharmaceuticals plc ............ 246 4,854
Jazz Pharmaceuticals plc
(a)
............ 564 87,990
Johnson & Johnson ................. 10,078 1,788,946
Kyowa Kirin Co. Ltd. ................. 900 20,319
Merck & Co., Inc. ................... 12,279 1,119,476
Merck KGaA ...................... 379 64,286
Novartis AG (Registered) ............. 5,007 424,497
Novo Nordisk A/S, Class B ............ 3,591 398,251
Ono Pharmaceutical Co. Ltd. ........... 800 20,551
Organon & Co. .................... 716 24,165
Orion OYJ, Class B ................. 379 16,962
Otsuka Holdings Co. Ltd. ............. 1,500 53,545
Pfizer, Inc. ....................... 26,750 1,402,503
Roche Holding AG .................. 1,746 592,067
Royalty Pharma plc, Class A ........... 1,062 44,646
Sanofi .......................... 2,633 265,528
Shionogi & Co. Ltd. ................. 500 25,519
Takeda Pharmaceutical Co. Ltd. ......... 4,500 126,398
Viatris , Inc. ....................... 13,156 137,743
Zoetis, Inc. ....................... 3,162 543,516
10,729,324
Professional Services — 0.4%
CoStar Group, Inc.
(a)
................. 386 23,318
Equifax, Inc. ...................... 435 79,509
Experian plc ...................... 2,963 86,996
Nielsen Holdings plc ................. 1,013 23,522
Nihon M&A Center Holdings, Inc. ........ 1,600 17,056
Recruit Holdings Co. Ltd. ............. 3,600 106,022
RELX plc ........................ 5,937 161,198
Robert Half International, Inc. ........... 283 21,194
Teleperformance ................... 142 43,847
TransUnion ....................... 497 39,755
Verisk Analytics, Inc. ................. 508 87,930
Wolters Kluwer NV .................. 815 78,988
769,335

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Real Estate Management & Development — 0.5%
Aroundtown SA .................... 6,256 $ 20,009
CBRE Group, Inc., Class A
(a)
........... 1,333 98,122
CK Asset Holdings Ltd. ............... 8,000 56,843
Daito Trust Construction Co. Ltd. ........ 100 8,651
Daiwa House Industry Co. Ltd. .......... 2,100 49,113
ESR Group Ltd.
(a)(c)(d)
................ 6,800 18,439
Hang Lung Properties Ltd. ............. 3,000 5,708
Henderson Land Development Co. Ltd. .... 10,000 37,584
Hongkong Land Holdings Ltd. .......... 4,100 20,591
LEG Immobilien SE ................. 399 33,205
Mitsubishi Estate Co. Ltd. ............. 4,900 71,017
Mitsui Fudosan Co. Ltd. .............. 2,400 51,564
New World Development Co. Ltd. ........ 11,000 39,624
Sino Land Co. Ltd. .................. 14,000 20,674
Sumitomo Realty & Development Co. Ltd. .. 600 15,839
Sun Hung Kai Properties Ltd. ........... 7,000 82,880
Swire Pacific Ltd., Class A ............. 500 2,986
Swire Properties Ltd. ................ 14,200 35,353
Swiss Prime Site AG (Registered) ........ 266 23,372
Vonovia SE ....................... 2,765 85,550
Wharf Real Estate Investment Co. Ltd. .... 6,000 28,651
805,775
Road & Rail — 0.7%
Central Japan Railway Co. ............ 500 57,467
CSX Corp. ....................... 7,138 207,430
East Japan Railway Co. .............. 1,000 51,149
JB Hunt Transport Services, Inc. ........ 259 40,785
MTR Corp. Ltd. .................... 17,000 89,127
Norfolk Southern Corp. ............... 804 182,741
Old Dominion Freight Line, Inc. ......... 322 82,522
Uber Technologies, Inc.
(a)
............. 631 12,910
Union Pacific Corp. ................. 2,026 432,105
West Japan Railway Co. .............. 400 14,715
1,170,951
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.
(a)
......... 4,894 374,244
Analog Devices, Inc. ................. 1,976 288,674
Applied Materials, Inc. ............... 3,140 285,677
ASM International NV ................ 137 34,087
ASML Holding NV .................. 801 378,423
Broadcom, Inc. .................... 1,325 643,698
Enphase Energy, Inc.
(a)
............... 772 150,725
Entegris , Inc. ...................... 1,684 155,147
Infineon Technologies AG ............. 3,934 95,697
Intel Corp. ....................... 11,595 433,769
KLA Corp. ........................ 315 100,510
Lam Research Corp. ................ 574 244,610
Microchip Technology, Inc. ............. 2,261 131,319
Micron Technology, Inc. ............... 4,008 221,562
NVIDIA Corp. ..................... 6,964 1,055,673
NXP Semiconductors NV ............. 1,790 264,974
ON Semiconductor Corp.
(a)
............ 1,733 87,187
QUALCOMM, Inc. .................. 2,975 380,026
Renesas Electronics Corp.
(a)
........... 3,700 33,483
Rohm Co. Ltd. ..................... 500 35,050
Skyworks Solutions, Inc.
(b)
............. 775 71,796
SolarEdge Technologies, Inc.
(a)
.......... 443 121,240
STMicroelectronics NV ............... 1,377 43,548
Texas Instruments, Inc. ............... 2,762 424,381
Tokyo Electron Ltd. ................. 300 97,918
6,153,418
Security
Shares
Shares Value
Software — 5.8%
Adobe, Inc.
(a)
...................... 1,605 $ 587,526
ANSYS, Inc.
(a)
..................... 353 84,469
AppLovin Corp., Class A
(a)(b)
............ 599 20,630
Autodesk, Inc.
(a)
.................... 830 142,727
Avalara, Inc.
(a)
..................... 213 15,038
Bill.com Holdings, Inc.
(a)
.............. 247 27,155
Black Knight, Inc.
(a)
.................. 301 19,682
Cadence Design Systems, Inc.
(a)
........ 840 126,025
Ceridian HCM Holding, Inc.
(a)
........... 665 31,308
Citrix Systems, Inc. ................. 440 42,755
Crowdstrike Holdings, Inc., Class A
(a)
...... 281 47,365
Dassault Systemes SE ............... 2,058 76,230
Datadog , Inc., Class A
(a)
.............. 363 34,572
DocuSign, Inc.
(a)
................... 376 21,575
Dynatrace , Inc.
(a)
................... 1,180 46,539
Fair Isaac Corp.
(a)
................... 52 20,847
Fortinet, Inc.
(a)
..................... 2,180 123,344
Guidewire Software, Inc.
(a)
............. 205 14,553
HubSpot , Inc.
(a)
.................... 79 23,751
Intuit, Inc. ........................ 1,110 427,838
Microsoft Corp. .................... 22,062 5,666,183
Nemetschek SE .................... 325 19,772
NortonLifeLock , Inc. ................. 2,568 56,393
Oracle Corp. ...................... 5,658 395,324
Oracle Corp. Japan ................. 200 11,647
Palantir Technologies, Inc., Class A
(a)
..... 2,366 21,460
Palo Alto Networks, Inc.
(a)
............. 124 61,249
Paycom Software, Inc.
(a)
.............. 296 82,915
PTC, Inc.
(a)
....................... 379 40,303
RingCentral, Inc., Class A
(a)
............ 301 15,730
Roper Technologies, Inc. .............. 438 172,857
Sage Group plc (The) ................ 5,110 39,571
Salesforce, Inc.
(a)
................... 3,414 563,447
SAP SE ......................... 3,774 344,002
ServiceNow , Inc.
(a)(b)
................. 892 424,164
Splunk , Inc.
(a)
..................... 184 16,277
Synopsys, Inc.
(a)
................... 472 143,346
Temenos AG (Registered) ............. 274 23,449
Trade Desk, Inc. (The), Class A
(a)
........ 608 25,469
Tyler Technologies, Inc.
(a)
............. 291 96,752
Unity Software, Inc.
(a)
................ 251 9,242
VMware, Inc., Class A ................ 368 41,945
Workday, Inc., Class A
(a)
.............. 334 46,620
Xero Ltd.
(a)
....................... 445 23,737
Zendesk , Inc.
(a)
.................... 152 11,259
Zoom Video Communications, Inc., Class A
(a)
424 45,779
Zscaler , Inc.
(a)
..................... 105 15,699
10,348,520
Specialty Retail — 0.3%
Fast Retailing Co. Ltd. ............... 100 52,528
Home Depot, Inc. (The) .............. 814 223,256
Industria de Diseno Textil SA ........... 551 12,522
Ross Stores, Inc. ................... 798 56,043
TJX Cos., Inc. (The) ................. 3,416 190,783
535,132
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ....................... 45,441 6,212,694
Canon, Inc. ....................... 2,900 65,718
Dell Technologies, Inc., Class C ......... 492 22,735
FUJIFILM Holdings Corp. ............. 3,200 171,941
Hewlett Packard Enterprise Co.
(b)
........ 1,150 15,249
HP, Inc.
(b)
........................ 3,659 119,942
Logitech International SA (Registered) ..... 1,011 52,719
NetApp, Inc. ...................... 401 26,161

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd. ..................... 4,400 $ 34,351
Seagate Technology Holdings plc ........ 1,159 82,799
Western Digital Corp.
(a)
............... 1,391 62,359
6,866,668
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG ....................... 336 59,684
EssilorLuxottica SA ................. 695 105,371
Hermes International ................ 22 24,759
Kering SA ........................ 117 60,633
LVMH Moet Hennessy Louis Vuitton SE .... 547 335,244
NIKE, Inc., Class B ................. 1,074 109,763
Pandora A/S ...................... 405 25,731
Puma SE ........................ 259 17,184
PVH Corp. ....................... 198 11,266
Ralph Lauren Corp. ................. 131 11,744
Tapestry, Inc. ...................... 746 22,768
Under Armour , Inc., Class A
(a)
........... 533 4,440
Under Armour , Inc., Class C
(a)
.......... 608 4,608
793,195
Trading Companies & Distributors — 0.7%
Ashtead Group plc .................. 1,568 65,964
Brenntag SE ...................... 1,122 73,467
Bunzl plc ........................ 911 30,255
Fastenal Co. ...................... 6,277 313,348
Ferguson plc ...................... 738 82,673
ITOCHU Corp. .................... 4,900 132,192
Marubeni Corp. .................... 1,500 13,457
Mitsubishi Corp. .................... 3,200 95,300
Mitsui & Co. Ltd. ................... 3,400 74,713
MonotaRO Co. Ltd. ................. 1,200 17,896
United Rentals, Inc.
(a)
................ 752 182,668
WW Grainger, Inc. .................. 496 225,397
1,307,330
Transportation Infrastructure — 0.1%
Aena SME SA
(a)(c)(d)
................. 86 10,974
Transurban Group
(e)
................. 8,237 81,952
92,926
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 2,335 347,378
Essential Utilities, Inc. ................ 2,848 130,581
Severn Trent plc ................... 4,175 138,610
United Utilities Group plc .............. 11,749 146,255
762,824
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 3,500 110,371
SoftBank Corp. .................... 7,500 83,269
SoftBank Group Corp. ............... 2,500 96,896
Vodafone Group plc
(b)
................ 66,098 102,775
393,311
Total Common Stocks — 66.0%
(Cost: $124,664,729) ............................. 117,437,413
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 28,960
Total Corporate Bonds — 0.0%
(Cost: $29,174) ................................ 28,960
Security
Beneficial Interest
(000) Value
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(g)(h)
...... USD 25 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Preferred Securities
Shares
Shares
Preferred Stocks
Automobiles — 0.1%
Porsche Automobil Holding SE (Preference) . 370 24,609
Volkswagen AG (Preference) ........... 547 73,648
98,257
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 436 26,980
Total Preferred Stocks — 0.1%
(Cost: $181,163) ................................ 125,237
Par (000)
Par (000)
U.S. Treasury Obligations
U.S. Treasury Notes
0.13%, 12/15/23 ................. 7,000 6,716,718
0.75%, 11/15/24 ................. 10,044 9,523,942
Total U.S. Treasury Obligations — 9.1%
(Cost: $16,276,013) .............................. 16,240,660
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(a)
.... 392 14,492
Total Warrants — 0.0%
(Cost: $1,940) ................................. 14,492
Total Long-Term Investments — 75.2%
(Cost: $141,153,019) ............................. 133,846,762
Short-Term Securities
Money Market Funds
(i)(j)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 3,056,358 3,056,358
SL Liquidity Series, LLC, Money Market Series,
1.73%
(k)
....................... 2,295,575 2,295,116
Total Short-Term Securities — 3.0%
(Cost: $5,351,671) .............................. 5,351,474
Total Investments — 78.2%
(Cost: $146,504,690 ) ............................. 139,198,236
Other Assets Less Liabilities — 21.8% .................. 38,896,680
Net Assets — 100.0% .............................. $ 178,094,916

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,765,116 $ — $ (708,758) $ — $ — $ 3,056,358 3,056,358 $ 15,035 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 770,525 1,525,692 — (904) (197) 2,295,116 2,295,575 4,345
(b)
—
$ (904) $ (197) $ 5,351,474 $ 19,380 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
14
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 153 07/15/22 $ 9,527 $ (368,021)
IBEX 35 Index ............................................................ 20 07/15/22 1,691 (21,649)
OMXS 30 Index ........................................................... 393 07/15/22 7,214 (301,749)
MSCI Singapore Index ...................................................... 310 07/28/22 6,265 (202,161)
SGX NIFTY 50 Index ....................................................... 80 07/28/22 2,526 (12,587)
Euro-Bund .............................................................. 363 09/08/22 56,597 138,862
TOPIX Index ............................................................. 90 09/08/22 12,410 (517,430)
FTSE/JSE Top 40 Index ..................................................... 84 09/15/22 3,098 (1,506)
S&P/TSX 60 Index ......................................................... 17 09/15/22 3,018 (101,290)
SPI 200 Index ............................................................ 135 09/15/22 15,076 (548,085)
DAX Index .............................................................. 30 09/16/22 10,088 (436,896)
FTSE 100 Index .......................................................... 46 09/16/22 3,997 (68,348)
FTSE/MIB Index .......................................................... 13 09/16/22 1,448 (42,221)
S&P 500 E-Mini Index ...................................................... 13 09/16/22 2,463 (148,190)
WIG20 Index ............................................................ 241 09/16/22 1,831 22,412
U.S. Treasury 10 Year Note ................................................... 428 09/21/22 50,644 553,386
(2,055,473)
Short Contracts
Amsterdam Exchange Index .................................................. 12 07/15/22 1,649 (52,487)
IBEX 35 Index ............................................................ 116 07/15/22 9,808 96,297
FTSE China A50 Index ...................................................... 417 07/28/22 6,220 (119,490)
Euro-Buxl ............................................................... 73 09/08/22 12,512 292,837
TOPIX Index ............................................................. 58 09/08/22 7,998 256,972
Japan 10 Year Bond ........................................................ 23 09/12/22 25,192 45,543
Australia 10 Year Bond ...................................................... 154 09/15/22 12,638 (92,661)
FTSE 100 Index .......................................................... 220 09/16/22 19,118 567,500
FTSE/MIB Index .......................................................... 57 09/16/22 6,349 150,480
Mini-DAX Index ........................................................... 9 09/16/22 605 14,918
MSCI EAFE Index ......................................................... 327 09/16/22 30,355 1,022,374
S&P 500 E-Mini Index ...................................................... 532 09/16/22 100,801 4,782,629
Canada 10 Year Bond ...................................................... 451 09/20/22 43,443 (75,650)
U.S. Treasury Ultra Bond .................................................... 51 09/21/22 7,811 146,179
Long Gilt ............................................................... 336 09/28/22 46,619 (227,704)
SET50 Index ............................................................. 991 09/29/22 5,275 58,007
U.S. Treasury 5 Year Note .................................................... 300 09/30/22 33,633 286,434
7,152,178
$ 5,096,705
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 650,000 USD 679,060 Bank of America NA 09/21/22 $ 5,748
EUR 617,000 USD 647,029 Bank of America NA 09/21/22 3,270
USD 957,725 AUD 1,325,000 Toronto Dominion Bank 09/21/22 42,532
USD 921,353 BRL 4,556,000 Morgan Stanley & Co. International plc 09/21/22 70,480
USD 146,146 CAD 184,000 Canadian Imperial Bank of Commerce 09/21/22 3,180
USD 1,058,787 CAD 1,333,000 HSBC Bank plc 09/21/22 23,057
USD 1,120,717 CLP 946,614,000 HSBC Bank plc 09/21/22 106,248
USD 2,187,664 EUR 2,030,000 BNP Paribas SA 09/21/22 48,100
USD 1,178,294 GBP 942,000 Canadian Imperial Bank of Commerce 09/21/22 29,824
USD 700,717 JPY 91,219,000 Toronto Dominion Bank 09/21/22 24,594
USD 673,142 KRW 841,555,000 HSBC Bank plc 09/21/22 18,984
USD 3,043,073 MXN 60,767,000 BNP Paribas SA 09/21/22 65,777
USD 17,823 NOK 168,000 JPMorgan Chase Bank NA 09/21/22 736

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 864,296 PLN 3,755,000 Toronto Dominion Bank 09/21/22 $ 35,680
USD 444,723 SEK 4,328,000 Bank of America NA 09/21/22 20,208
USD 186,859 SGD 257,000 JPMorgan Chase Bank NA 09/21/22 1,780
USD 394,197 THB 13,517,000 Citibank NA 09/21/22 10,431
USD 161,307 ZAR 2,534,000 UBS AG 09/21/22 6,822
517,451
AUD 856,000 USD 618,552 Bank of America NA 09/21/22 (27,302)
BRL 4,908,000 USD 932,818 UBS AG 09/21/22 (16,206)
CLP 2,300,077,000 USD 2,757,060 HSBC Bank plc 09/21/22 (292,109)
EUR 381,000 USD 404,856 Bank of America NA 09/21/22 (3,293)
INR 395,000 USD 5,029 Goldman Sachs International 09/21/22 (64)
NZD 116,000 USD 75,426 HSBC Bank plc 09/21/22 (3,045)
SEK 4,952,000 USD 505,597 Barclays Bank plc 09/21/22 (19,877)
SEK 1,001,000 USD 102,857 HSBC Bank plc 09/21/22 (4,673)
SGD 163,000 USD 118,499 JPMorgan Chase Bank NA 09/21/22 (1,114)
USD 136,857 CHF 131,000 Bank of America NA 09/21/22 (1,158)
USD 359,855 CHF 357,000 Morgan Stanley & Co. International plc 09/21/22 (16,263)
USD 446,724 EUR 426,000 Bank of America NA 09/21/22 (2,268)
USD 664,852 KRW 858,464,000 Canadian Imperial Bank of Commerce 09/21/22 (2,449)
USD 659,263 THB 23,353,000 Citibank NA 09/21/22 (3,761)
(393,582)
$ 123,869
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.67% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 75,000 $ 52,086 $ — $ 52,086
8.97% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 184,000 20,546 — 20,546
9.10% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 166,000 (24,101) — (24,101)
9.09% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 119,000 (16,688) — (16,688)
9.36% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 74,000 (49,485) — (49,485)
9.29% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 11,000 (5,726) — (5,726)
8.90% Monthly 28 day MXIBTIIE Monthly 09/21/22
(a)
09/15/27 MXN 82,000 20,497 — 20,497
6 month
EURIBOR Semi-Annual 0.55% Annual 09/21/22
(a)
09/21/27 EUR 8,000 (534,637) 4,414 (539,051)
2.73% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 35,307 — 35,307
2.70% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 7,000 36,862 — 36,862
3.13% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 (128,911) — (128,911)
2.98% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 5,000 (36,768) — (36,768)
2.91% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 (39,716) — (39,716)
3.26% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 8,000 (162,751) — (162,751)
3.23% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 7,000 (133,654) 20,197 (153,851)
2.83% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 9,000 (4,289) — (4,289)
3.09% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 10,000 (127,026) — (127,026)
3.15% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 5,000 (76,943) 2,883 (79,826)
2.67% Annual 1 day SOFR Annual 09/21/22
(a)
09/21/27 USD 6,000 41,044 (7,197) 48,241
2.66% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 2,000 (17,101) 2,865 (19,966)
2.86% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 6,000 (118,783) 4,656 (123,439)
2.84% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 6,000 (112,035) 5,369 (117,404)
2.87% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 7,000 (143,934) (2,914) (141,020)
2.79% Annual 1 day SONIA Annual 09/21/22
(a)
09/21/27 GBP 8,000 (128,237) 11,711 (139,948)
2.55% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 1,253 8,232 — 8,232
2.73% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 3,000 1,427 — 1,427
2.41% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 920 10,276 — 10,276

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
16
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.40% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 1,080 $ 12,639 $ — $ 12,639
2.41% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 2,000 22,740 — 22,740
2.38% Semi-Annual 1 day SORA Semi-Annual 09/21/22
(a)
09/21/27 SGD 1,170 14,355 — 14,355
6 month
EURIBOR Semi-Annual 1.10% Annual 09/21/22
(a)
09/21/27 EUR 21,000 (824,404) (15,236) (809,168)
6 month
EURIBOR Semi-Annual 1.40% Annual 09/21/22
(a)
09/21/27 EUR 5,000 (121,089) (3,377) (117,712)
6 month
EURIBOR Semi-Annual 1.45% Annual 09/21/22
(a)
09/21/27 EUR 3,000 (65,134) (3,568) (61,566)
6 month
EURIBOR Semi-Annual 1.46% Annual 09/21/22
(a)
09/21/27 EUR 16,000 (339,360) (4,252) (335,108)
6 month
EURIBOR Semi-Annual 1.49% Annual 09/21/22
(a)
09/21/27 EUR 11,000 (216,766) 9,307 (226,073)
6 month
EURIBOR Semi-Annual 1.66% Annual 09/21/22
(a)
09/21/27 EUR 20,000 (223,674) (10,241) (213,433)
6 month
EURIBOR Semi-Annual 1.68% Annual 09/21/22
(a)
09/21/27 EUR 8,000 (80,245) (2,583) (77,662)
6 month
EURIBOR Semi-Annual 1.69% Annual 09/21/22
(a)
09/21/27 EUR 19,000 (183,915) (20,729) (163,186)
6 month
EURIBOR Semi-Annual 1.74% Annual 09/21/22
(a)
09/21/27 EUR 7,000 (50,212) (1,146) (49,066)
6 month
EURIBOR Semi-Annual 1.78% Annual 09/21/22
(a)
09/21/27 EUR 4,000 (20,672) (4,156) (16,516)
6 month
EURIBOR Semi-Annual 2.11% Annual 09/21/22
(a)
09/21/27 EUR 1,000 11,376 (530) 11,906
3 month STIBOR Quarterly 2.25% Annual 09/21/22
(a)
09/21/27 SEK 2,000 (5,038) 292 (5,330)
6 month
EURIBOR Semi-Annual 2.34% Annual 09/21/22
(a)
09/21/27 EUR 6,000 137,435 1,273 136,162
3 month STIBOR Quarterly 2.47% Annual 09/21/22
(a)
09/21/27 SEK 28,000 (42,294) 1,019 (43,313)
3 month STIBOR Quarterly 2.48% Annual 09/21/22
(a)
09/21/27 SEK 40,000 (58,240) (8,321) (49,919)
3 month STIBOR Quarterly 2.97% Annual 09/21/22
(a)
09/21/27 SEK 20,000 15,216 1,185 14,031
3.70% Semi-Annual 3 month BA Semi-Annual 09/21/22
(a)
09/21/27 CAD 17,000 (108,665) (21,336) (87,329)
3 month HIBOR Quarterly 3.03% Quarterly 09/21/22
(a)
09/21/27 HKD 6,950 (8,128) — (8,128)
3 month HIBOR Quarterly 3.08% Quarterly 09/21/22
(a)
09/21/27 HKD 8,000 (7,280) — (7,280)
3 month STIBOR Quarterly 3.09% Annual 09/21/22
(a)
09/21/27 SEK 113,000 147,572 217 147,355
3 month STIBOR Quarterly 3.20% Annual 09/21/22
(a)
09/21/27 SEK 43,000 77,330 15,800 61,530
3 month STIBOR Quarterly 3.21% Annual 09/21/22
(a)
09/21/27 SEK 133,000 246,614 19,031 227,583
3 month HIBOR Quarterly 3.22% Quarterly 09/21/22
(a)
09/21/27 HKD 12,825 (781) — (781)
3 month HIBOR Quarterly 3.23% Quarterly 09/21/22
(a)
09/21/27 HKD 6,175 (12) — (12)
3 month HIBOR Quarterly 3.71% Quarterly 09/21/22
(a)
09/21/27 HKD 19,000 53,181 — 53,181
6 month BBR Semi-Annual 4.12% Semi-Annual 09/21/22
(a)
09/21/27 AUD 1,000 5,575 — 5,575
6 month BBR Semi-Annual 4.14% Semi-Annual 09/21/22
(a)
09/21/27 AUD 3,998 25,538 — 25,538
6 month BBR Semi-Annual 4.22% Semi-Annual 09/21/22
(a)
09/21/27 AUD 5,753 50,153 — 50,153
6 month BBR Semi-Annual 4.23% Semi-Annual 09/21/22
(a)
09/21/27 AUD 3,250 29,859 — 29,859
5.87% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 30,000 262,467 — 262,467
5.52% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 28,000 333,245 — 333,245
5.01% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 39,000 642,020 — 642,020
4.88% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 24,000 423,153 — 423,153
4.74% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 47,000 887,861 — 887,861
6.25% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/27 PLN 10,000 53,533 — 53,533
3 month JIBAR Quarterly 7.49% Quarterly 09/21/22
(a)
09/21/27 ZAR 36,000 (82,447) — (82,447)
3 month JIBAR Quarterly 7.53% Quarterly 09/21/22
(a)
09/21/27 ZAR 37,000 (81,522) — (81,522)
3 month JIBAR Quarterly 7.56% Quarterly 09/21/22
(a)
09/21/27 ZAR 28,000 (59,259) — (59,259)
3 month JIBAR Quarterly 7.63% Quarterly 09/21/22
(a)
09/21/27 ZAR 38,000 (74,289) — (74,289)
3 month JIBAR Quarterly 7.69% Quarterly 09/21/22
(a)
09/21/27 ZAR 65,100 (117,571) — (117,571)
3 month JIBAR Quarterly 7.74% Quarterly 09/21/22
(a)
09/21/27 ZAR 80,300 (133,657) — (133,657)
3 month JIBAR Quarterly 7.74% Quarterly 09/21/22
(a)
09/21/27 ZAR 65,700 (109,682) — (109,682)
3 month JIBAR Quarterly 7.80% Quarterly 09/21/22
(a)
09/21/27 ZAR 39,900 (61,162) — (61,162)
3 month JIBAR Quarterly 7.83% Quarterly 09/21/22
(a)
09/21/27 ZAR 27,000 (39,041) — (39,041)
3 month JIBAR Quarterly 7.84% Quarterly 09/21/22
(a)
09/21/27 ZAR 67,000 (96,048) — (96,048)

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month JIBAR Quarterly 8.07% Quarterly 09/21/22
(a)
09/21/27 ZAR 63,000 $ (53,161) $ — $ (53,161)
3 month JIBAR Quarterly 8.10% Quarterly 09/21/22
(a)
09/21/27 ZAR 63,000 (48,860) — (48,860)
3 month JIBAR Quarterly 8.11% Quarterly 09/21/22
(a)
09/21/27 ZAR 68,816 (51,661) — (51,661)
3 month JIBAR Quarterly 8.13% Quarterly 09/21/22
(a)
09/21/27 ZAR 12,144 (8,664) — (8,664)
3 month JIBAR Quarterly 8.14% Quarterly 09/21/22
(a)
09/21/27 ZAR 53,550 (36,212) — (36,212)
3 month JIBAR Quarterly 8.19% Quarterly 09/21/22
(a)
09/21/27 ZAR 95,040 (53,059) — (53,059)
3 month JIBAR Quarterly 8.20% Quarterly 09/21/22
(a)
09/21/27 ZAR 65,450 (35,158) — (35,158)
$ (1,680,008) $ (5,367) $ (1,674,641)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.27% At Termination BNP Paribas SA N/A 01/02/25 BRL 1,000 $ (1,870) $ — $ (1,870)
1 day
BZDIOVER At Termination 12.54% At Termination HSBC Bank plc N/A 01/04/27 BRL 9,000 812 — 812
1 week
CNREPOFI Quarterly 2.54% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 139,600 (99,755) — (99,755)
3 month
TWCPBA Quarterly 1.02% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 47,500 (36,926) — (36,926)
3 month
TWCPBA Quarterly 1.13% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 73,000 (43,360) — (43,360)
3 month
TWCPBA Quarterly 1.72% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 2,000 766 — 766
3 month
TWCPBA Quarterly 1.82% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 73,080 40,670 — 40,670
3 month
TWCPBA Quarterly 1.83% Quarterly Bank of America NA 09/21/22
(a)
09/21/27 TWD 52,920 30,333 — 30,333
3.10% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 3,114,000 48,771 — 48,771
3.20% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/21/22
(a)
09/21/27 KRW 6,070,000 73,632 — 73,632
7.17% Semi-Annual 1 day MIBOR Semi-Annual Bank of America NA 09/21/22
(a)
09/21/27 INR 93,000 (10,056) — (10,056)
7.23% Semi-Annual 1 day MIBOR Semi-Annual Bank of America NA 09/21/22
(a)
09/21/27 INR 288,000 (39,789) — (39,789)
1 day THOR Quarterly 2.53% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 THB 233,465 (62,013) — (62,013)
1 week
CNREPOFI Quarterly 2.50% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 29,000 (28,569) — (28,569)
1 week
CNREPOFI Quarterly 2.51% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 32,000 (29,360) — (29,360)
1 week
CNREPOFI Quarterly 2.56% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 27,500 (16,489) — (16,489)
3.16% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 KRW 4,051,000 54,979 — 54,979
3.08% Quarterly
3 month
CD_KSDA Quarterly Citibank NA 09/21/22
(a)
09/21/27 KRW 2,936,000 48,733 — 48,733
1 week
CNREPOFI Quarterly 2.55% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 CNY 30,000 (20,423) — (20,423)
3 month
TWCPBA Quarterly 1.02% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 85,500 (66,110) — (66,110)
3 month
TWCPBA Quarterly 1.15% Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 TWD 73,000 (40,926) — (40,926)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
18
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.85% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 3,542,500 $ (40,318) $ — $ (40,318)
3.86% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/21/22
(a)
09/21/27 KRW 3,542,500 (41,275) — (41,275)
7.11% Semi-Annual 1 day MIBOR Semi-Annual HSBC Bank plc 09/21/22
(a)
09/21/27 INR 80,000 (5,747) — (5,747)
3 month
TWCPBA Quarterly 1.72% Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 88,000 34,300 — 34,300
3 month
TWCPBA Quarterly 1.72% Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 TWD 88,000 33,566 — 33,566
3.06% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 2,386,000 40,765 — 40,765
3.18% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/21/22
(a)
09/21/27 KRW 7,164,000 92,143 — 92,143
7.22% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 165,000 (22,211) — (22,211)
7.23% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 270,020 (36,863) — (36,863)
7.29% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 306,000 (51,630) — (51,630)
7.35% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 401,000 (81,888) — (81,888)
7.37% Semi-Annual 1 day MIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/27 INR 130,610 (28,098) — (28,098)
1 week
CNREPOFI Quarterly 2.54% Quarterly Nomura International plc 09/21/22
(a)
09/21/27 CNY 116,300 (80,746) — (80,746)
7.36% Semi-Annual 1 day MIBOR Semi-Annual Nomura International plc 09/21/22
(a)
09/21/27 INR 252,000 (52,148) — (52,148)
7.38% Semi-Annual 1 day MIBOR Semi-Annual Nomura International plc 09/21/22
(a)
09/21/27 INR 222,390 (49,056) — (49,056)
$ (486,156) $ — $ (486,156)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
TAIEX Equity
Futures
At
Termination
Merrill Lynch International
& Co. 07/20/22 TWD 256,175 $ (746,328) $ — $ (746,328)
BOVESPA Equity Index At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 08/17/22 BRL 24,271 203,816 — 203,816
KOSPI 200 Index .... At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 09/08/22 KRW 11,432,167 990,694 — 990,694
Swiss Market Index .. At Termination 0.00%
At
Termination HSBC Bank plc 09/16/22 CHF 568 35,091 — 35,091
1 day SOFR plus 0.09% Quarterly
MSCI Mexico NTR
Index Quarterly Citibank NA 04/19/23 USD 1,321 (93,406) — (93,406)
1 day SOFR plus 0.10% Quarterly
MSCI Mexico NTR
Index Quarterly BNP Paribas SA 04/19/23 USD 908 (61,642) — (61,642)
1 day SOFR plus 0.25% Quarterly
MSCI Mexico NTR
Index Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 603 (70,896) — (70,896)
MSCI Chile NTR Index Quarterly
1 day SOFR minus
1.00% Quarterly
Merrill Lynch International
& Co. 04/19/23 USD 943 89,474 — 89,474

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile NTR Index Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 06/09/23 USD 901 $ 97,694 $ — $ 97,694
$ 444,497 $ — $ 444,497
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 4.95
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day SONIA ......................................... Sterling Overnight Index Average 1.19
1 day SORA ......................................... Singapore Overnight Rate Average 1.66
1 day THOR ......................................... Update BDFOnyX_RefernceIndex_Library 0.48
1 week CNREPOFI .................................... China Fixing Repo Rates 2.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month BA .......................................... Canadian Bankers Acceptances 2.76
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 2.04
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 1.75
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 5.01
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.87
6 month BBR ........................................ Australian Bank Bill Rate 2.67
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.25
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 100,219 $ (105,586) $ 3,648,360 $ (5,323,001)
OTC Swaps ................................................................... — — 1,916,239 (1,957,898)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
20
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 6,971,589 $ — $ 1,463,241 $ — $ 8,434,830
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 517,451 — — 517,451
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 3,648,360 — 3,648,360
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,416,769 — 499,470 — 1,916,239
$ — $ — $ 8,388,358 $ 517,451 $ 5,611,071 $ — $ 14,516,880
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 2,942,110 — 396,015 — 3,338,125
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 393,582 — — 393,582
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 5,323,001 — 5,323,001
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 972,272 — 985,626 — 1,957,898
$ — $ — $ 3,914,382 $ 393,582 $ 6,704,642 $ — $ 11,012,606
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 15,533,996 $ — $ 3,388,168 $ (197) $ 18,921,967
Forward foreign currency exchange contracts .... — — — (763,053) — — (763,053)
Swaps .............................. — — 1,758,461 — 2,409,136 — 4,167,597
$ — $ — $ 17,292,457 $ (763,053) $ 5,797,304 $ (197) $ 22,326,511
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 5,706,035 $ — $ 1,786,300 $ — $ 7,492,335
Forward foreign currency exchange contracts .... — — — 368,377 — — 368,377
Swaps .............................. — — 244,320 — (3,919,293) — (3,674,973)
$ — $ — $ 5,950,355 $ 368,377 $ (2,132,993) $ — $ 4,185,739
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 218,817,355
Average notional value of contracts — short ................................................................................. $ 362,734,234
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 35,469,296
Average amounts sold — in USD ........................................................................................ $ 28,256,930
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 77,000,000
Total return swaps
Average notional value ............................................................................................... $ 10,449,193

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,977,721 $ 2,036,397
Forward foreign currency exchange contracts ................................................................. 517,451 393,582
Swaps — centrally cleared .............................................................................. — 34,400
Swaps — OTC
(a)
.................................................................................... 1,916,239 1,957,898
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 5,411,411 $ 4,422,277
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,977,721) (2,070,797)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,433,690 $ 2,351,480
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Recei ved
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 223,400 $ (223,400) $ — $ — $ —
BNP Paribas SA ................................. 266,550 (199,943) — — 66,607
Canadian Imperial Bank of Commerce .................. 33,004 (2,449) — — 30,555
Citibank NA .................................... 59,164 (59,164) — — —
HSBC Bank plc .................................. 184,192 (184,192) — — —
JPMorgan Chase Bank NA .......................... 203,290 (1,114) — (202,176) —
Merrill Lynch International & Co. ...................... 1,283,984 (817,224) — (270,000) 196,760
Morgan Stanley & Co. International plc .................. 70,480 (70,480) — — —
Toronto Dominion Bank ............................ 102,806 — — — 102,806
UBS AG ...................................... 6,820 (6,820) — — —
$ 2,433,690 $ (1,564,786) $ — $ (472,176) $ 396,728
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 263,907 $ (223,400) $ — $ — $ 40,507
Barclays Bank plc ................................ 19,877 — — — 19,877
BNP Paribas SA ................................. 199,943 (199,943) — — —
Canadian Imperial Bank of Commerce .................. 2,449 (2,449) — — —
Citibank NA .................................... 97,167 (59,164) — — 38,003
Goldman Sachs International ........................ 64 — — — 64
HSBC Bank plc .................................. 514,626 (184,192) — — 330,434
JPMorgan Chase Bank NA .......................... 1,114 (1,114) — — —
Merrill Lynch International & Co. ...................... 817,224 (817,224) — — —
Morgan Stanley & Co. International plc .................. 236,952 (70,480) — — 166,472
Nomura International plc ........................... 181,950 — — — 181,950
UBS AG ...................................... 16,207 (6,820) — — 9,387
$ 2,351,480 $ (1,564,786) $ — $ — $ 786,694
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Managed Volatility V.I. Fund
22
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 45,617 $ 65,777 $ — $ 111,394
Air Freight & Logistics .................................... 308,662 121,937 — 430,599
Airlines .............................................. 69,859 — — 69,859
Auto Components ...................................... 116,692 295,735 — 412,427
Automobiles .......................................... 2,425,463 1,105,410 — 3,530,873
Banks ............................................... 2,639,251 1,895,870 — 4,535,121
Beverages ........................................... 1,400,659 416,789 — 1,817,448
Biotechnology ......................................... 3,029,547 295,335 — 3,324,882
Building Products ....................................... 1,211,995 454,151 — 1,666,146
Capital Markets ........................................ 1,616,146 699,940 — 2,316,086
Chemicals ............................................ 2,084,714 1,016,905 — 3,101,619
Commercial Services & Supplies ............................. 639,718 118,221 — 757,939
Communications Equipment ................................ 220,519 41,928 — 262,447
Construction & Engineering ................................ 52,141 646,858 — 698,999
Construction Materials .................................... 736,231 60,096 — 796,327
Consumer Finance ...................................... 298,033 — — 298,033
Containers & Packaging .................................. 570,841 — — 570,841
Distributors ........................................... 28,098 — — 28,098
Diversified Financial Services ............................... 1,387,215 184,021 — 1,571,236
Diversified Telecommunication Services ........................ 1,657,663 354,123 — 2,011,786
Electric Utilities ........................................ 2,492,941 1,128,528 — 3,621,469
Electrical Equipment ..................................... 235,757 620,979 — 856,736
Electronic Equipment, Instruments & Components ................. 513,334 445,778 — 959,112
Energy Equipment & Services .............................. 616,304 18,688 — 634,992
Entertainment ......................................... 2,233,313 255,990 — 2,489,303
Equity Real Estate Investment Trusts (REITs) .................... 2,994,598 410,304 — 3,404,902
Food & Staples Retailing .................................. 394,927 210,821 — 605,748
Food Products ......................................... 134,154 844,144 — 978,298
Gas Utilities ........................................... 40,132 490,358 — 530,490
Health Care Equipment & Supplies ........................... 1,812,212 197,396 — 2,009,608
Health Care Providers & Services ............................ 914,811 — — 914,811
Health Care Technology .................................. — 20,150 — 20,150
Hotels, Restaurants & Leisure .............................. 1,187,260 355,137 — 1,542,397
Household Durables ..................................... 1,346,913 220,203 — 1,567,116
Household Products ..................................... 1,006,768 134,298 — 1,141,066
Independent Power and Renewable Electricity Producers ............ — 110,700 — 110,700
Industrial Conglomerates .................................. 59,790 515,552 — 575,342
Insurance ............................................ 269,481 767,525 — 1,037,006
Interactive Media & Services ............................... 4,500,959 17,739 — 4,518,698
Internet & Direct Marketing Retail ............................ 2,083,097 128,771 — 2,211,868
IT Services ........................................... 3,483,105 518,901 — 4,002,006
Life Sciences Tools & Services .............................. 2,329,103 153,950 — 2,483,053
Machinery ............................................ 1,173,371 687,958 — 1,861,329
Marine .............................................. — 111,227 — 111,227
Media ............................................... 2,222,561 114,333 — 2,336,894
Metals & Mining ........................................ 174,809 582,700 — 757,509
Multiline Retail ......................................... 634,940 — — 634,940
Multi-Utilities .......................................... 1,171,487 506,538 — 1,678,025
Oil, Gas & Consumable Fuels ............................... 3,227,121 887,470 — 4,114,591
Personal Products ...................................... 93,209 593,949 — 687,158
Pharmaceuticals ....................................... 8,440,281 2,289,043 — 10,729,324
Professional Services .................................... 275,228 494,107 — 769,335
Real Estate Management & Development ....................... 98,122 707,653 — 805,775
Road & Rail ........................................... 958,493 212,458 — 1,170,951

BlackRock Managed Volatility V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ 5,435,212 $ 718,206 $ — $ 6,153,418
Software ............................................. 9,810,112 538,408 — 10,348,520
Specialty Retail ........................................ 470,082 65,050 — 535,132
Technology Hardware, Storage & Peripherals .................... 6,541,939 324,729 — 6,866,668
Textiles, Apparel & Luxury Goods ............................ 164,589 628,606 — 793,195
Trading Companies & Distributors ............................ 787,377 519,953 — 1,307,330
Transportation Infrastructure ............................... — 92,926 — 92,926
Water Utilities ......................................... 477,959 284,865 — 762,824
Wireless Telecommunication Services ......................... — 393,311 — 393,311
Corporate Bonds ........................................ — 28,960 — 28,960
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 125,237 — 125,237
U.S. Treasury Obligations ................................... — 16,240,660 — 16,240,660
Warrants .............................................. 14,492 — — 14,492
Short-Term Securities
Money Market Funds ...................................... 3,056,358 — — 3,056,358
$ 94,415,765 $ 42,487,355 $ — $ 136,903,120
Investments valued at NAV
(a)
...................................... 2,295,116
$ —
$ 139,198,236
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 5,805,003 $ 2,583,355 $ — $ 8,388,358
Foreign currency exchange contracts ............................ — 517,451 — 517,451
Interest rate contracts ....................................... 1,463,241 4,147,830 — 5,611,071
Liabilities
Equity contracts ........................................... (249,480) (3,664,902) — (3,914,382)
Foreign currency exchange contracts ............................ — (393,582) — (393,582)
Interest rate contracts ....................................... (396,015) (6,308,627) — (6,704,642)
$ 6,622,749 $ (3,118,475) $ — $ 3,504,274
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
24
BlackRock
Managed Volatility
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 133,846,762
Investments, at value — affiliated
(c)
......................................................................................... 5,351,474
Cash pledged: –
Futures contracts .................................................................................................... 23,605,000
Centrally cleared swaps ................................................................................................ 9,496,000
Foreign currency, at value
(d)
.............................................................................................. 7,902,381
Receivables: –
Investments sold .................................................................................................... 228,118
Securities lending income — affiliated ...................................................................................... 1,032
Swaps   .......................................................................................................... 40,348
Dividends — affiliated ................................................................................................. 5,071
Dividends — unaffiliated ............................................................................................... 187,830
Interest — unaffiliated ................................................................................................. 10,082
Variation margin on futures contracts ....................................................................................... 2,977,721
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 517,451
OTC swaps ........................................................................................................ 1,916,239
Prepaid expenses ..................................................................................................... 1,930
Total assets .........................................................................................................
186,087,439
LIABILITIES
Bank overdraft ........................................................................................................ 156,366
Cash received: –
Collateral — OTC derivatives ............................................................................................ 550,000
Collateral on securities loaned ............................................................................................. 2,297,385
Payables: –
Investments purchased ................................................................................................ 19,019
Capital shares redeemed ............................................................................................... 31,178
Distribution fees ..................................................................................................... 31,585
Investment advisory fees .............................................................................................. 55,274
Variation margin on futures contracts ....................................................................................... 2,036,397
Variation margin on centrally cleared swaps .................................................................................. 34,400
Other accrued expenses ............................................................................................... 429,439
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 393,582
OTC swaps ........................................................................................................ 1,957,898
Total liabilities ........................................................................................................
7,992,523
NET ASSETS ........................................................................................................
$ 178,094,916
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 309,305,883
Accumulated loss ..................................................................................................... (131,210,967)
NET ASSETS ........................................................................................................
$ 178,094,916
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 141,153,019
(b)
  Securities loaned, at value .............................................................................................. $ 2,177,031
(c)
  Investments, at cost — affiliated .......................................................................................... $ 5,351,671
(d)
  Foreign currency, at cost ............................................................................................... $ 7,904,951
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
25
Financial Statements
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 8,066,101
Shares outstanding ...................................................................................................
622,596
Net asset value ......................................................................................................
$ 12.96
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 170,028,815
Shares outstanding ...................................................................................................
13,176,096
Net asset value ......................................................................................................
$ 12.90
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
26
See notes to financial statements.
BlackRock
Managed Volatility
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 15,035
Dividends — unaffiliated ............................................................................................... 1,443,813
Interest — unaffiliated ................................................................................................ 82,009
Securities lending income — affiliated — net ................................................................................. 4,345
Foreign taxes withheld ................................................................................................ (74,370)
Total investment income .................................................................................................
1,470,832
EXPENSES
Investment advisory .................................................................................................. 535,366
Distribution — class specific ............................................................................................ 232,940
Transfer agent — class specific .......................................................................................... 196,809
Accounting services .................................................................................................. 74,116
Custodian ......................................................................................................... 58,191
Directors and Officer ................................................................................................. 4,433
Transfer agent ...................................................................................................... 4,199
Miscellaneous ...................................................................................................... 33,953
Total expenses .......................................................................................................
1,140,007
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (135,970)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (196,809)
Total expenses after fees waived and/or reimbursed ..............................................................................
807,228
Net investment income ..................................................................................................
663,604
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,680,483)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. (904)
Investments — unaffiliated ........................................................................................... 5,565,238
Forward foreign currency exchange contracts ............................................................................... (763,053)
Foreign currency transactions ......................................................................................... (487,244)
Futures contracts .................................................................................................. 18,921,967
Swaps ......................................................................................................... 4,167,597
A
27,403,601
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (197)
Investments — unaffiliated ........................................................................................... (36,227,243)
Forward foreign currency exchange contracts ............................................................................... 368,377
Foreign currency translations .......................................................................................... (42,383)
Futures contracts .................................................................................................. 7,492,335
Swaps ......................................................................................................... (3,674,973)
A
(32,084,084)
Net realized and unrealized loss ............................................................................................
(4,680,483)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (4,016,879)

Statements of Changes in Net Assets
27
Financial Statements
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 663,604 $ 508,305
Net realized gain (loss) .............................................................................. 27,403,601 (4,017,255)
Net change in unrealized appreciation (depreciation) .......................................................... (32,084,084) 4,642,729
Net increase (decrease) in net assets resulting from operations ..................................................... (4,016,879) 1,133,779
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (62,723)
  Class III ....................................................................................... — (1,417,402)
Decrease in net assets resulting from distributions to shareholders ................................................... — (1,480,125)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (32,663,374) (8,573,356)
NET ASSETS
Total decrease in net assets ............................................................................ (36,680,253) (8,919,702)
Beginning of period .................................................................................. 214,775,169 223,694,871
End of period ......................................................................................
$ 178,094,916 $ 214,775,169
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
28
BlackRock Managed Volatility V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 13.21  $ 13.21  $ 13.27  $ 13.45  $ 13.71  $ 13.19
Net investment income
(a)
.........
0.06 0.06 0.10 0.22 0.15 0.04
Net realized and unrealized gain (loss)
(0.31) 0.03 0.36 0.06 (0.01) 0.62
Net increase (decrease) from investment
operations ................ (0.25) 0.09  0.46  0.28  0.14  0.66
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.09) (0.52) (0.46) (0.25) (0.05)
From net realized gain ...........
—  —  —  (0.00)
(c)
(0.15) (0.09)
Total distributions ............... —  (0.09) (0.52) (0.46) (0.40) (0.14)
Net asset value, end of period ...... $ 12.96  $ 13.21  $ 13.21  $ 13.27  $ 13.45  $ 13.71
Total Return
(d)
(1.89)% — — — — —
Based on net asset value .......... (1.89)%
(e)
0.68%
(f)
3.49% 2.11% 1.02% 4.98%
Ratios to Average Net Assets
(g)
Total expenses .................
0.93%
(h)
0.93% 1.00% 0.93% 1.21% 1.48%
Total expenses after fees waived and/or
reimbursed ..................
0.59%
(h)
0.59% 0.59% 0.59% 0.71% 0.89%
Net investment income ...........
0.94%
(h)
0.47% 0.74% 1.62% 1.09% 0.29%
Supplemental Data
Net assets, end of period (000) ...... $ 8,066  $ 8,853  $ 9,844  $ 10,808  $ 12,571  $ 14,536
Portfolio turnover rate ............ 78% 103% 181% 314% 319% 0%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
Period from
02/14/18
(a)
to 12/31/18 2021 2020 2019
Net asset value, beginning of period ................
$ 13.18  $ 13.20  $ 13.27  $ 13.45  $ 13.70
Net investment income
(b)
........................
0.04 0.03 0.06 0.19 0.15
Net realized and unrealized gain (loss) ...............
(0.32) 0.04 0.36 0.06 (0.02)
Net increase (decrease) from investment operations ....... (0.28) 0.07  0.42  0.25  0.13
Distributions
(c)
– – – – –
From net investment income .....................
—  (0.09) (0.49) (0.43) (0.23)
From net realized gain ..........................
—  —  —  (0.00)
(d)
(0.15)
Total distributions .............................. —  (0.09) (0.49) (0.43) (0.38)
Net asset value, end of period ..................... $ 12.90  $ 13.18  $ 13.20  $ 13.27  $ 13.45
Total Return
(e)
(2.12)% — — — —
Based on net asset value ......................... (2.12)%
(f)
0.53%
(g)
3.17% 1.85% 0.90%
(f)
Ratios to Average Net Assets
(h)
Total expenses ................................
1.18%
(i)
1.18% 1.25% 1.36% 0.99%
(i)
Total expenses after fees waived and/or reimbursed .......
0.84%
(i)
0.84% 0.84% 0.84% 0.84%
(i)
Net investment income ..........................
0.67%
(i)
0.22% 0.49% 1.39% 1.22%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 170,029  $ 205,922  $ 213,851  $ 225,423  $ 235,579
Portfolio turnover rate ........................... 78% 103% 181% 314% 319%
(j)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
30
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
32
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 105,311 $ (105,311) $ — $ —
Citigroup Global Markets, Inc. ........................ 855,360 (855,360) — —
Credit Suisse Securities (USA) LLC .................... 314,133 (314,133) — —
Goldman Sachs & Co. LLC .......................... 3,053 (3,053) — —
J.P. Morgan Securities LLC .......................... 603,047 (603,047) — —
Jefferies LLC .................................... 89,247 (89,247) — —
Morgan Stanley .................................. 115,387 (115,387) — —
National Financial Services LLC ....................... 10,640 (10,640) — —
Toronto Dominion Bank ............................. 80,853 (80,853) — —
$ 2,177,031 $ (2,177,031) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
34
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $232,940.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 8,289 $ 188,520 $ 196,809

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
36
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $2,355.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and Class III shares. The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $133,615, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $1,017 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Managed Volatility V.I. Fund
Class I ....................................................................................................... $ 8,289
Class III ...................................................................................................... 188,520
$ 196,809
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULEABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of December 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $120,610,631.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
Managed Volatility V.I. Fund ............................................... $ 24,212,796 $ 21,531,219 $ 90,659,686 $ 94,143,197
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 149,375,905 $ 18,392,431 $ (25,065,826) $ (6,673,395)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
38
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
4,891 $ 64,305 14,763 $ 192,972
Shares issued in reinvestment of distributions ........................
— — 4,795 62,723
Shares redeemed .........................................
(52,253) (685,459) (94,946) (1,249,997)
(47,362) $ (621,154) (75,388) $ (994,302)
Class III
Shares sold .............................................
169,009 $ 2,197,477 1,689,516 $ 22,160,329
Shares issued in reinvestment of distributions ........................
— — 108,525 1,417,336
Shares redeemed .........................................
(2,618,785) (34,239,697) (2,367,345) (31,156,719)
(2,449,776) $ (32,042,220) (569,304) $ (7,579,054)
(2,497,138) $ (32,663,374) (644,692) $ (8,573,356)

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
40
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFI Day China Fixing Repo Rates
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock S&P 500 Index V.I. Fund
Investment Objective
BlackRock S&P 500 Index V.I. Fund’s (the “Fund”)
investment objective is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard and Poor’s (“S&P”) 500
®
Index.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund’s Class I, Class II and Class III Shares returned (20.00)%, (20.09)% and (20.11)%, respectively. The benchmark
S&P 500
®
Index returned (19.96)% for the same period.
Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.
Describe the market environment.
Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices.
On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.
Commodity prices spiked in the first quarter 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
Concerns about high inflation, growth outlook and recession fears increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the second quarter 2022. Initially, Chairman Jerome Powel adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the S&P 500
®
Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock S&P 500 Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (20.00)% (10.72)% 11.13% 12.68%
Class II
(b)(c)
................................................................ (20.09) (10.88) 10.96 12.50
Class III
(b)(c)
............................................................... (20.11) (10.95) 10.85 12.40
(d)
S&P 500
®
Index
(e)
........................................................... (19.96) (10.62) 11.31 12.96
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500
®
Index and in derivative instruments linked to the S&P 500
®
Index.
(d)
The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 800.00 $ 0.62 $ 1,000.00 $ 1,024.10 $ 0.70 0.14%
Class II .................................. 1,000.00 799.10 1.29 1,000.00 1,023.36 1.45 0.29
Class III .................................. 1,000.00 798.90 1.74 1,000.00 1,022.86 1.96 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Information Technology .............................. 26.8%
Health Care ..................................... 15.1
Financials ....................................... 10.8
Consumer Discretionary ............................. 10.4
Communication Services ............................. 8.8
Industrials ....................................... 7.8
Consumer Staples ................................. 6.9
Energy ......................................... 4.3
Utilities ......................................... 3.1
Real Estate ...................................... 2.9
Materials ....................................... 2.6
Short-Term Securities ............................... 1.3
Liabilities in Excess of Other Assets ..................... (0.8)
(b)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Boeing Co. (The)
(a)
.................. 33,633 $ 4,598,304
General Dynamics Corp. .............. 13,933 3,082,676
Howmet Aerospace, Inc. .............. 23,093 726,275
Huntington Ingalls Industries, Inc. ........ 2,485 541,283
L3Harris Technologies, Inc. ............ 11,664 2,819,189
Lockheed Martin Corp. ............... 14,323 6,158,317
Northrop Grumman Corp. ............. 8,839 4,230,080
Raytheon Technologies Corp. .......... 89,940 8,644,133
Textron, Inc. ...................... 12,966 791,834
TransDigm Group, Inc.
(a)
.............. 3,130 1,679,777
33,271,868
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
......... 7,650 775,481
Expeditors International of Washington, Inc. . 10,238 997,795
FedEx Corp. ...................... 14,420 3,269,158
United Parcel Service, Inc., Class B ...... 44,416 8,107,697
13,150,131
Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................ 7,577 303,459
American Airlines Group, Inc.
(b)
.......... 39,280 498,071
Delta Air Lines, Inc. ................. 38,632 1,119,169
Southwest Airlines Co. ............... 35,859 1,295,227
United Airlines Holdings, Inc. ........... 19,515 691,221
3,907,147
Auto Components — 0.1%
Aptiv plc
(a)
........................ 16,385 1,459,412
BorgWarner, Inc. ................... 14,242 475,255
1,934,667
Automobiles — 2.0%
Ford Motor Co. .................... 237,453 2,642,852
General Motors Co.
(a)
................ 88,175 2,800,438
Tesla, Inc.
(a)
....................... 50,749 34,175,391
39,618,681
Banks — 3.7%
Bank of America Corp. ............... 428,414 13,336,528
Citigroup, Inc. ..................... 117,439 5,401,020
Citizens Financial Group, Inc. .......... 29,663 1,058,673
Comerica, Inc. ..................... 7,911 580,509
Fifth Third Bancorp ................. 41,299 1,387,646
First Republic Bank ................. 10,912 1,573,510
Huntington Bancshares, Inc. ........... 86,010 1,034,700
JPMorgan Chase & Co. .............. 177,620 20,001,788
KeyCorp
(b)
....................... 56,346 970,842
M&T Bank Corp. ................... 10,848 1,729,063
PNC Financial Services Group, Inc. (The) .. 25,012 3,946,143
Regions Financial Corp. .............. 56,611 1,061,456
Signature Bank .................... 3,768 675,263
SVB Financial Group
(a)
............... 3,556 1,404,585
Truist Financial Corp. ................ 80,451 3,815,791
US Bancorp ...................... 81,746 3,761,951
Wells Fargo & Co. .................. 229,224 8,978,704
Zions Bancorp NA .................. 8,970 456,573
71,174,745
Beverages — 1.9%
Brown-Forman Corp., Class B .......... 11,029 773,795
Coca-Cola Co. (The) ................ 235,948 14,843,489
Constellation Brands, Inc., Class A ....... 9,843 2,294,010
Keurig Dr Pepper, Inc. ............... 44,610 1,578,748
Molson Coors Beverage Co., Class B ..... 11,355 618,961
Monster Beverage Corp.
(a)
............. 22,742 2,108,183
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 83,619 $ 13,935,942
36,153,128
Biotechnology — 2.2%
AbbVie, Inc. ...................... 106,867 16,367,750
Amgen, Inc. ...................... 32,306 7,860,050
Biogen, Inc.
(a)
..................... 8,758 1,786,106
Gilead Sciences, Inc. ................ 75,595 4,672,527
Incyte Corp.
(a)
..................... 11,447 869,629
Moderna, Inc.
(a)
.................... 20,928 2,989,565
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,533 3,861,852
Vertex Pharmaceuticals, Inc.
(a)
.......... 15,467 4,358,446
42,765,925
Building Products — 0.4%
Allegion plc ....................... 5,430 531,597
AO Smith Corp. .................... 7,864 430,004
Carrier Global Corp. ................. 51,560 1,838,630
Fortune Brands Home & Security, Inc. ..... 8,068 483,112
Johnson Controls International plc
(b)
...... 42,033 2,012,540
Masco Corp. ...................... 14,269 722,011
Trane Technologies plc ............... 14,137 1,835,972
7,853,866
Capital Markets — 2.9%
Ameriprise Financial, Inc. ............. 6,671 1,585,563
Bank of New York Mellon Corp. (The) ..... 44,722 1,865,355
BlackRock, Inc.
(c)
................... 8,594 5,234,090
Cboe Global Markets, Inc. ............. 6,456 730,755
Charles Schwab Corp. (The) ........... 91,207 5,762,458
CME Group, Inc. ................... 21,650 4,431,755
FactSet Research Systems, Inc. ......... 2,278 876,050
Franklin Resources, Inc.
(b)
............. 17,022 396,783
Goldman Sachs Group, Inc. (The) ....... 20,770 6,169,105
Intercontinental Exchange, Inc. ......... 33,815 3,179,963
Invesco Ltd. ...................... 20,660 333,246
MarketAxess Holdings, Inc. ............ 2,292 586,775
Moody's Corp. ..................... 9,769 2,656,875
Morgan Stanley .................... 84,631 6,437,034
MSCI, Inc. ....................... 4,923 2,029,014
Nasdaq, Inc. ...................... 6,971 1,063,356
Northern Trust Corp. ................. 12,551 1,210,921
Raymond James Financial, Inc. ......... 11,756 1,051,104
S&P Global, Inc. ................... 20,991 7,075,226
State Street Corp. .................. 21,937 1,352,416
T. Rowe Price Group, Inc. ............. 13,813 1,569,295
55,597,139
Chemicals — 1.8%
Air Products & Chemicals, Inc.
(b)
......... 13,340 3,208,003
Albemarle Corp. ................... 7,082 1,479,996
Celanese Corp. .................... 6,550 770,346
CF Industries Holdings, Inc. ............ 12,615 1,081,484
Corteva, Inc. ...................... 43,816 2,372,198
Dow, Inc. ........................ 44,033 2,272,543
DuPont de Nemours, Inc. ............. 30,892 1,716,977
Eastman Chemical Co. ............... 7,775 697,962
Ecolab, Inc. ...................... 15,092 2,320,546
FMC Corp. ....................... 7,673 821,088
International Flavors & Fragrances, Inc. .... 15,433 1,838,379
Linde plc ........................ 30,436 8,751,263
LyondellBasell Industries NV, Class A ..... 15,652 1,368,924
Mosaic Co. (The) ................... 21,892 1,033,959
PPG Industries, Inc. ................. 14,284 1,633,233
Sherwin-Williams Co. (The) ............ 14,525 3,252,293
34,619,194

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 5,260 $ 1,964,768
Copart, Inc.
(a)
..................... 12,865 1,397,911
Republic Services, Inc. ............... 12,708 1,663,096
Rollins, Inc.
(b)
..................... 13,320 465,134
Waste Management, Inc. .............. 23,153 3,541,946
9,032,855
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 13,519 1,267,271
Cisco Systems, Inc. ................. 251,226 10,712,277
F5, Inc.
(a)
........................ 3,677 562,728
Juniper Networks, Inc. ............... 19,776 563,616
Motorola Solutions, Inc. .............. 10,117 2,120,523
15,226,415
Construction & Engineering — 0.1%
Quanta Services, Inc. ................ 8,682 1,088,202
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,776 1,129,930
Vulcan Materials Co. ................ 8,033 1,141,489
2,271,419
Consumer Finance — 0.5%
American Express Co. ............... 36,889 5,113,553
Capital One Financial Corp. ............ 23,770 2,476,596
Discover Financial Services ............ 16,992 1,607,103
Synchrony Financial ................. 30,328 837,660
10,034,912
Containers & Packaging — 0.3%
Amcor plc ........................ 89,504 1,112,535
Avery Dennison Corp. ................ 5,012 811,292
Ball Corp. ........................ 19,549 1,344,385
International Paper Co. ............... 22,414 937,578
Packaging Corp. of America ........... 5,750 790,625
Sealed Air Corp. ................... 8,835 509,956
WestRock Co. ..................... 15,410 613,934
6,120,305
Distributors — 0.1%
Genuine Parts Co. .................. 8,558 1,138,214
LKQ Corp. ....................... 15,660 768,750
Pool Corp. ....................... 2,427 852,435
2,759,399
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 109,411 29,871,391
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ........................ 432,946 9,074,548
Lumen Technologies, Inc.
(b)
............ 56,367 614,964
Verizon Communications, Inc. .......... 253,977 12,889,333
22,578,845
Electric Utilities — 2.0%
Alliant Energy Corp. ................. 15,168 888,996
American Electric Power Co., Inc. ........ 31,057 2,979,609
Constellation Energy Corp. ............ 19,765 1,131,744
Duke Energy Corp. ................. 46,560 4,991,698
Edison International ................. 23,053 1,457,872
Entergy Corp.
(b)
.................... 12,166 1,370,378
Evergy, Inc. ....................... 13,952 910,368
Eversource Energy ................. 20,812 1,757,990
Exelon Corp. ...................... 59,033 2,675,376
FirstEnergy Corp. .................. 34,875 1,338,851
NextEra Energy, Inc. ................ 118,805 9,202,635
NRG Energy, Inc. ................... 14,350 547,739
Pinnacle West Capital Corp. ........... 6,973 509,866
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ....................... 44,504 $ 1,207,393
Southern Co. (The) ................. 64,257 4,582,167
Xcel Energy, Inc. ................... 32,938 2,330,693
37,883,375
Electrical Equipment — 0.5%
AMETEK, Inc. ..................... 13,802 1,516,702
Eaton Corp. plc .................... 24,129 3,040,012
Emerson Electric Co. ................ 35,958 2,860,099
Generac Holdings, Inc.
(a)
.............. 3,860 812,839
Rockwell Automation, Inc. ............. 7,067 1,408,524
9,638,176
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 36,097 2,323,925
CDW Corp. ....................... 8,186 1,289,786
Corning, Inc.
(b)
..................... 45,971 1,448,546
Keysight Technologies, Inc.
(a)
........... 10,990 1,514,971
TE Connectivity Ltd. ................. 19,596 2,217,287
Teledyne Technologies, Inc.
(a)
........... 2,833 1,062,687
Trimble, Inc.
(a)
..................... 15,195 884,805
Zebra Technologies Corp., Class A
(a)
...... 3,129 919,770
11,661,777
Energy Equipment & Services — 0.3%
Baker Hughes Co. .................. 56,566 1,633,060
Halliburton Co. .................... 54,343 1,704,197
Schlumberger NV .................. 85,480 3,056,765
6,394,022
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 47,285 3,681,610
Electronic Arts, Inc. ................. 17,007 2,068,902
Live Nation Entertainment, Inc.
(a)
........ 8,358 690,204
Netflix, Inc.
(a)
...................... 26,757 4,678,997
Take-Two Interactive Software, Inc.
(a)
...... 9,606 1,177,023
Walt Disney Co. (The)
(a)
.............. 110,156 10,398,726
Warner Bros Discovery, Inc.
(a)
.......... 133,277 1,788,577
24,484,039
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. ...... 8,856 1,284,386
American Tower Corp. ............... 28,103 7,182,846
AvalonBay Communities, Inc. .......... 8,460 1,643,355
Boston Properties, Inc. ............... 8,649 769,588
Camden Property Trust ............... 6,442 866,320
Crown Castle International Corp. ........ 26,163 4,405,326
Digital Realty Trust, Inc. .............. 17,078 2,217,237
Duke Realty Corp. .................. 22,953 1,261,267
Equinix, Inc. ...................... 5,505 3,616,895
Equity Residential .................. 20,657 1,491,848
Essex Property Trust, Inc. ............. 3,950 1,032,964
Extra Space Storage, Inc. ............. 8,147 1,385,968
Federal Realty OP LP ................ 4,305 412,161
Healthpeak Properties, Inc. ............ 31,865 825,622
Host Hotels & Resorts, Inc. ............ 43,034 674,773
Iron Mountain, Inc. .................. 17,451 849,689
Kimco Realty Corp. ................. 37,374 738,884
Mid-America Apartment Communities, Inc. .. 7,052 1,231,773
Prologis, Inc. ...................... 44,598 5,246,955
Public Storage ..................... 9,218 2,882,192
Realty Income Corp. ................. 36,382 2,483,435
Regency Centers Corp. .............. 9,328 553,244
SBA Communications Corp. ........... 6,556 2,098,248
Simon Property Group, Inc. ............ 19,893 1,888,243
UDR, Inc. ........................ 18,104 833,508
Ventas, Inc. ...................... 24,254 1,247,383

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc. ................. 58,238 $ 1,734,910
Vornado Realty Trust ................ 9,232 263,943
Welltower, Inc. ..................... 27,454 2,260,837
Weyerhaeuser Co. .................. 45,238 1,498,283
54,882,083
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 26,804 12,846,621
Kroger Co. (The) ................... 39,675 1,877,818
Sysco Corp. ...................... 30,585 2,590,855
Walgreens Boots Alliance, Inc. .......... 43,183 1,636,636
Walmart, Inc. ...................... 84,903 10,322,507
29,274,437
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 34,030 2,640,728
Campbell Soup Co. ................. 12,184 585,441
Conagra Brands, Inc. ................ 29,021 993,679
General Mills, Inc. .................. 36,579 2,759,886
Hershey Co. (The) .................. 8,762 1,885,232
Hormel Foods Corp. ................. 17,079 808,861
JM Smucker Co. (The) ............... 6,594 844,098
Kellogg Co. ....................... 15,378 1,097,067
Kraft Heinz Co. (The) ................ 42,983 1,639,372
Lamb Weston Holdings, Inc. ........... 8,790 628,133
McCormick & Co., Inc. (Non-Voting) ...... 15,133 1,259,822
Mondelez International, Inc., Class A ...... 83,672 5,195,194
Tyson Foods, Inc., Class A ............ 17,631 1,517,324
21,854,837
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,407 942,425
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................. 105,890 11,504,949
ABIOMED, Inc.
(a)
................... 2,755 681,890
Align Technology, Inc.
(a)
............... 4,425 1,047,265
Baxter International, Inc. .............. 30,451 1,955,868
Becton Dickinson and Co. ............. 17,163 4,231,194
Boston Scientific Corp.
(a)
.............. 86,187 3,212,189
Cooper Cos., Inc. (The) .............. 3,024 946,875
Dentsply Sirona, Inc. ................ 13,302 475,280
Dexcom, Inc.
(a)
.................... 23,737 1,769,119
Edwards Lifesciences Corp.
(a)
.......... 37,559 3,571,485
Hologic, Inc.
(a)
..................... 15,095 1,046,084
IDEXX Laboratories, Inc.
(a)
............. 5,133 1,800,297
Intuitive Surgical, Inc.
(a)
............... 21,708 4,357,013
Medtronic plc ..................... 81,034 7,272,801
ResMed, Inc. ..................... 8,852 1,855,645
STERIS plc
(b)
..................... 6,090 1,255,453
Stryker Corp. ..................... 20,354 4,049,021
Teleflex, Inc. ...................... 2,870 705,590
Zimmer Biomet Holdings, Inc. .......... 12,674 1,331,530
53,069,548
Health Care Providers & Services — 3.5%
AmerisourceBergen Corp. ............. 9,121 1,290,439
Cardinal Health, Inc. ................. 16,541 864,598
Centene Corp.
(a)
................... 35,371 2,992,740
Cigna Corp. ...................... 19,187 5,056,158
CVS Health Corp. .................. 79,103 7,329,684
DaVita, Inc.
(a)
...................... 3,714 296,972
Elevance Health, Inc. ................ 14,580 7,036,016
HCA Healthcare, Inc. ................ 13,760 2,312,506
Henry Schein, Inc.
(a)
................. 8,395 644,232
Humana, Inc. ..................... 7,650 3,580,736
Laboratory Corp. of America Holdings ..... 5,636 1,320,853
Security
Shares
Shares Value
Health Care Providers & Services (continued)
McKesson Corp. ................... 8,791 $ 2,867,712
Molina Healthcare, Inc.
(a)
.............. 3,580 1,001,004
Quest Diagnostics, Inc. ............... 7,098 943,892
UnitedHealth Group, Inc. .............. 56,764 29,155,693
Universal Health Services, Inc., Class B ... 4,060 408,883
67,102,118
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.
(a)
.............. 2,457 4,297,268
Caesars Entertainment, Inc.
(a)
.......... 12,657 484,763
Carnival Corp.
(a)
.................... 49,845 431,159
Chipotle Mexican Grill, Inc.
(a)
........... 1,696 2,217,113
Darden Restaurants, Inc. ............. 7,661 866,612
Domino's Pizza, Inc. ................. 2,171 846,060
Expedia Group, Inc.
(a)
................ 9,179 870,445
Hilton Worldwide Holdings, Inc. ......... 16,902 1,883,559
Las Vegas Sands Corp.
(a)(b)
............ 20,703 695,414
Marriott International, Inc., Class A ....... 16,627 2,261,438
McDonald's Corp. .................. 44,725 11,041,708
MGM Resorts International ............ 21,386 619,125
Norwegian Cruise Line Holdings Ltd.
(a)
..... 25,367 282,081
Penn National Gaming, Inc.
(a)
........... 9,804 298,238
Royal Caribbean Cruises Ltd.
(a)
......... 13,106 457,531
Starbucks Corp. .................... 69,326 5,295,813
Wynn Resorts Ltd.
(a)
................. 6,333 360,854
Yum! Brands, Inc. .................. 17,246 1,957,594
35,166,775
Household Durables — 0.3%
DR Horton, Inc. .................... 19,434 1,286,336
Garmin Ltd. ....................... 9,298 913,529
Lennar Corp., Class A ................ 15,822 1,116,559
Mohawk Industries, Inc.
(a)
............. 3,112 386,168
Newell Brands, Inc. ................. 22,256 423,754
NVR, Inc.
(a)
....................... 186 744,770
PulteGroup, Inc.
(b)
.................. 14,371 569,523
Whirlpool Corp.
(b)
................... 3,399 526,403
5,967,042
Household Products — 1.5%
Church & Dwight Co., Inc. ............. 14,585 1,351,446
Clorox Co. (The) ................... 7,449 1,050,160
Colgate-Palmolive Co. ............... 50,731 4,065,582
Kimberly-Clark Corp. ................ 20,298 2,743,275
Procter & Gamble Co. (The) ........... 145,099 20,863,785
30,074,248
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 40,389 848,573
Industrial Conglomerates — 0.8%
3M Co. .......................... 34,419 4,454,163
General Electric Co. ................. 66,564 4,238,130
Honeywell International, Inc. ........... 41,168 7,155,410
15,847,703
Insurance — 2.2%
Aflac, Inc. ........................ 36,159 2,000,677
Allstate Corp. (The) ................. 16,630 2,107,520
American International Group, Inc. ....... 47,908 2,449,536
Aon plc, Class A ................... 12,844 3,463,770
Arthur J Gallagher & Co. .............. 12,704 2,071,260
Assurant, Inc. ..................... 3,271 565,392
Brown & Brown, Inc. ................. 14,267 832,337
Chubb Ltd. ....................... 25,624 5,037,166
Cincinnati Financial Corp. ............. 9,077 1,079,981
Everest Re Group Ltd. ............... 2,373 665,104

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Globe Life, Inc. .................... 5,321 $ 518,638
Hartford Financial Services Group, Inc. (The) 19,888 1,301,272
Lincoln National Corp. ............... 9,775 457,177
Loews Corp. ...................... 11,931 707,031
Marsh & McLennan Cos., Inc. .......... 30,429 4,724,102
MetLife, Inc. ...................... 41,802 2,624,748
Principal Financial Group, Inc. .......... 14,234 950,689
Progressive Corp. (The)
(b)
............. 35,371 4,112,586
Prudential Financial, Inc. .............. 22,679 2,169,927
Travelers Cos., Inc. (The) ............. 14,537 2,458,643
Willis Towers Watson plc .............. 6,742 1,330,803
WR Berkley Corp. .................. 12,625 861,783
42,490,142
Interactive Media & Services — 5.2%
(a)
Alphabet, Inc., Class A ............... 18,189 39,638,560
Alphabet, Inc., Class C ............... 16,677 36,480,104
Match Group, Inc. .................. 17,225 1,200,410
Meta Platforms, Inc., Class A ........... 138,702 22,365,697
Twitter, Inc. ....................... 46,130 1,724,801
101,409,572
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.
(a)
................. 529,162 56,202,296
eBay, Inc. ........................ 33,857 1,410,821
Etsy, Inc.
(a)(b)
...................... 7,814 572,063
58,185,180
IT Services — 4.4%
Accenture plc, Class A ............... 38,305 10,635,383
Akamai Technologies, Inc.
(a)
............ 9,792 894,303
Automatic Data Processing, Inc. ......... 25,315 5,317,163
Broadridge Financial Solutions, Inc. ...... 7,113 1,013,958
Cognizant Technology Solutions Corp., Class A 31,658 2,136,598
DXC Technology Co.
(a)
............... 15,021 455,286
EPAM Systems, Inc.
(a)
................ 3,418 1,007,558
Fidelity National Information Services, Inc. .. 36,937 3,386,015
Fiserv, Inc.
(a)
...................... 35,182 3,130,143
FleetCor Technologies, Inc.
(a)
........... 4,677 982,684
Gartner, Inc.
(a)
..................... 4,871 1,177,954
Global Payments, Inc. ............... 16,987 1,879,442
International Business Machines Corp. .... 54,394 7,679,889
Jack Henry & Associates, Inc. .......... 4,389 790,108
Mastercard, Inc., Class A .............. 51,935 16,384,454
Paychex, Inc. ..................... 19,351 2,203,498
PayPal Holdings, Inc.
(a)
............... 70,213 4,903,676
VeriSign, Inc.
(a)
.................... 5,702 954,116
Visa, Inc., Class A
(b)
................. 99,526 19,595,674
84,527,902
Leisure Products — 0.0%
Hasbro, Inc.
(b)
..................... 7,927 649,063
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc. ............. 18,251 2,167,671
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,309 647,955
Bio-Techne Corp. ................... 2,378 824,310
Charles River Laboratories International, Inc.
(a)
3,035 649,399
Danaher Corp. .................... 39,134 9,921,252
Illumina, Inc.
(a)
..................... 9,499 1,751,236
IQVIA Holdings, Inc.
(a)
................ 11,514 2,498,423
Mettler-Toledo International, Inc.
(a)
....... 1,374 1,578,410
PerkinElmer, Inc. ................... 7,629 1,084,996
Thermo Fisher Scientific, Inc. ........... 23,674 12,861,611
Waters Corp.
(a)
.................... 3,620 1,198,147
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ...... 4,469 $ 1,351,291
36,534,701
Machinery — 1.5%
Caterpillar, Inc. .................... 32,256 5,766,082
Cummins, Inc. ..................... 8,574 1,659,326
Deere & Co. ...................... 16,903 5,061,941
Dover Corp. ...................... 8,678 1,052,815
Fortive Corp. ...................... 21,679 1,178,904
IDEX Corp. ....................... 4,554 827,143
Illinois Tool Works, Inc. ............... 17,190 3,132,877
Ingersoll Rand, Inc. ................. 24,800 1,043,584
Nordson Corp. ..................... 3,236 655,096
Otis Worldwide Corp. ................ 25,725 1,817,986
PACCAR, Inc. ..................... 21,026 1,731,281
Parker-Hannifin Corp. ................ 7,777 1,913,531
Pentair plc ....................... 10,279 470,470
Snap-on, Inc.
(b)
.................... 3,228 636,013
Stanley Black & Decker, Inc. ........... 9,130 957,372
Westinghouse Air Brake Technologies Corp. . 11,036 905,835
Xylem, Inc. ....................... 10,916 853,413
29,663,669
Media — 0.9%
Charter Communications, Inc., Class A
(a)
... 7,004 3,281,584
Comcast Corp., Class A .............. 270,361 10,608,966
DISH Network Corp., Class A
(a)
......... 15,324 274,759
Fox Corp., Class A .................. 18,911 608,178
Fox Corp., Class B .................. 8,798 261,300
Interpublic Group of Cos., Inc. (The) ...... 23,741 653,590
News Corp., Class A ................. 24,046 374,637
News Corp., Class B ................ 7,277 115,631
Omnicom Group, Inc. ................ 12,527 796,843
Paramount Global, Class B
(b)
........... 37,275 919,947
17,895,435
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 87,645 2,564,493
Newmont Corp. .................... 48,118 2,871,201
Nucor Corp. ...................... 16,090 1,679,957
7,115,651
Multiline Retail — 0.5%
Dollar General Corp. ................ 13,836 3,395,908
Dollar Tree, Inc.
(a)
................... 13,618 2,122,365
Target Corp. ...................... 27,965 3,949,497
9,467,770
Multi-Utilities — 1.0%
Ameren Corp. ..................... 15,616 1,411,062
CenterPoint Energy, Inc. .............. 38,265 1,131,879
CMS Energy Corp. .................. 17,632 1,190,160
Consolidated Edison, Inc. ............. 21,310 2,026,581
Dominion Energy, Inc. ................ 49,062 3,915,638
DTE Energy Co. ................... 11,717 1,485,130
NiSource, Inc. ..................... 23,929 705,666
Public Service Enterprise Group, Inc. ..... 30,460 1,927,509
Sempra Energy .................... 19,008 2,856,332
WEC Energy Group, Inc. .............. 19,076 1,919,808
18,569,765
Oil, Gas & Consumable Fuels — 4.0%
APA Corp. ....................... 20,455 713,880
Chevron Corp. ..................... 118,824 17,203,339
ConocoPhillips .................... 78,222 7,025,118
Coterra Energy, Inc.
(b)
................ 49,033 1,264,561
Devon Energy Corp. ................. 37,120 2,045,683

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. ............. 10,090 $ 1,222,404
EOG Resources, Inc. ................ 35,421 3,911,895
Exxon Mobil Corp. .................. 254,757 21,817,389
Hess Corp. ....................... 16,687 1,767,821
Kinder Morgan, Inc. ................. 116,998 1,960,886
Marathon Oil Corp. .................. 42,798 962,099
Marathon Petroleum Corp. ............ 32,717 2,689,665
Occidental Petroleum Corp. ............ 53,667 3,159,913
ONEOK, Inc. ...................... 26,876 1,491,618
Phillips 66 ........................ 29,095 2,385,499
Pioneer Natural Resources Co. ......... 13,668 3,049,057
Valero Energy Corp. ................. 24,597 2,614,169
Williams Cos., Inc. (The)
(b)
............. 73,228 2,285,446
77,570,442
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 13,990 3,562,833
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co. .............. 128,757 9,914,289
Catalent, Inc.
(a)
.................... 10,842 1,163,238
Eli Lilly & Co. ..................... 47,693 15,463,502
Johnson & Johnson ................. 159,136 28,248,231
Merck & Co., Inc. ................... 152,931 13,942,719
Organon & Co. .................... 15,339 517,691
Pfizer, Inc. ....................... 339,323 17,790,705
Viatris, Inc. ....................... 72,888 763,137
Zoetis, Inc. ....................... 28,514 4,901,272
92,704,784
Professional Services — 0.3%
Equifax, Inc. ...................... 7,353 1,343,981
Jacobs Engineering Group, Inc. ......... 7,630 970,002
Leidos Holdings, Inc. ................ 8,265 832,368
Nielsen Holdings plc ................. 21,810 506,428
Robert Half International, Inc. ........... 6,683 500,490
Verisk Analytics, Inc. ................. 9,549 1,652,837
5,806,106
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 19,767 1,455,049
Road & Rail — 0.9%
CSX Corp. ....................... 131,490 3,821,099
JB Hunt Transport Services, Inc. ........ 5,086 800,893
Norfolk Southern Corp. ............... 14,429 3,279,567
Old Dominion Freight Line, Inc. ......... 5,567 1,426,711
Union Pacific Corp. ................. 37,980 8,100,374
17,428,644
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.
(a)
......... 98,001 7,494,136
Analog Devices, Inc. ................. 31,661 4,625,356
Applied Materials, Inc. ............... 53,518 4,869,068
Broadcom, Inc. .................... 24,691 11,995,135
Enphase Energy, Inc.
(a)
............... 8,127 1,586,716
Intel Corp. ....................... 247,285 9,250,932
KLA Corp. ........................ 9,066 2,892,779
Lam Research Corp. ................ 8,404 3,581,365
Microchip Technology, Inc. ............. 33,509 1,946,203
Micron Technology, Inc. ............... 67,487 3,730,681
Monolithic Power Systems, Inc. ......... 2,611 1,002,728
NVIDIA Corp. ..................... 151,432 22,955,577
NXP Semiconductors NV ............. 15,879 2,350,568
ON Semiconductor Corp.
(a)
............ 26,277 1,321,996
Qorvo, Inc.
(a)
...................... 6,654 627,605
QUALCOMM, Inc. .................. 67,733 8,652,213
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. .............. 9,750 $ 903,240
SolarEdge Technologies, Inc.
(a)
.......... 3,350 916,828
Teradyne, Inc. ..................... 9,688 867,560
Texas Instruments, Inc. ............... 55,660 8,552,159
100,122,845
Software — 8.9%
Adobe, Inc.
(a)
...................... 28,575 10,460,165
ANSYS, Inc.
(a)
..................... 5,318 1,272,544
Autodesk, Inc.
(a)
.................... 13,215 2,272,451
Cadence Design Systems, Inc.
(a)
........ 16,703 2,505,951
Ceridian HCM Holding, Inc.
(a)
........... 8,556 402,817
Citrix Systems, Inc. ................. 7,550 733,634
Fortinet, Inc.
(a)
..................... 40,290 2,279,608
Intuit, Inc. ........................ 17,066 6,577,919
Microsoft Corp. .................... 452,300 116,164,209
NortonLifeLock, Inc. ................. 35,298 775,144
Oracle Corp. ...................... 94,956 6,634,576
Paycom Software, Inc.
(a)
.............. 2,923 818,791
PTC, Inc.
(a)
....................... 6,372 677,598
Roper Technologies, Inc. .............. 6,386 2,520,235
Salesforce, Inc.
(a)
................... 60,084 9,916,263
ServiceNow, Inc.
(a)
.................. 12,123 5,764,729
Synopsys, Inc.
(a)
................... 9,247 2,808,314
Tyler Technologies, Inc.
(a)
............. 2,471 821,558
173,406,506
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 3,763 651,338
AutoZone, Inc.
(a)
................... 1,200 2,578,944
Bath & Body Works, Inc. .............. 14,423 388,267
Best Buy Co., Inc. .................. 12,245 798,251
CarMax, Inc.
(a)
..................... 9,787 885,528
Home Depot, Inc. (The) .............. 62,494 17,140,229
Lowe's Cos., Inc. ................... 39,982 6,983,656
O'Reilly Automotive, Inc.
(a)
............. 3,975 2,511,246
Ross Stores, Inc.
(b)
.................. 21,438 1,505,591
TJX Cos., Inc. (The) ................. 71,025 3,966,746
Tractor Supply Co. .................. 6,766 1,311,589
Ulta Beauty, Inc.
(a)
.................. 3,158 1,217,346
39,938,731
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ....................... 929,870 127,131,827
Hewlett Packard Enterprise Co. ......... 79,370 1,052,446
HP, Inc.
(b)
........................ 63,703 2,088,184
NetApp, Inc. ...................... 13,220 862,473
Seagate Technology Holdings plc
(b)
....... 12,137 867,067
Western Digital Corp.
(a)
............... 18,943 849,215
132,851,212
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B ................. 76,729 7,841,704
PVH Corp. ....................... 4,169 237,216
Ralph Lauren Corp. ................. 2,785 249,675
Tapestry, Inc. ...................... 15,453 471,625
VF Corp.
(b)
....................... 19,545 863,303
9,663,523
Tobacco — 0.7%
Altria Group, Inc. ................... 109,879 4,589,646
Philip Morris International, Inc. .......... 93,744 9,256,282
13,845,928
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 34,810 1,737,715
United Rentals, Inc.
(a)
................ 4,331 1,052,043

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. .................. 2,608 $ 1,185,154
3,974,912
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,858 1,615,345
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 35,631 4,793,795
Total Common Stocks — 99.5%
(Cost: $815,624,613) ............................. 1,929,370,917
Total Long-Term Investments — 99.5%
(Cost: $815,624,613) ............................. 1,929,370,917
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 8,445,718 $ 8,445,718
SL Liquidity Series, LLC, Money Market Series,
1.73%
(e)
....................... 16,521,518 16,518,214
Total Short-Term Securities — 1.3%
(Cost: $24,964,351) .............................. 24,963,932
Total Investments — 100.8%
(Cost: $840,588,964 ) ............................. 1,954,334,849
Liabilities in Excess of Other Assets — (0.8)% ............ (15,496,443)
Net Assets — 100.0% .............................. $ 1,938,838,406
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,530,497 $ 2,915,221 $ — $ — $ — $ 8,445,718 8,445,718 $ 9,353 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 18,138,902 — (1,619,164) (1,105) (419) 16,518,214 16,521,518 20,088
(b)
—
BlackRock, Inc. ............ 8,102,706 — (186,473) 134,574 (2,816,717) 5,234,090 8,594 85,029 —
$ 133,469 $ (2,817,136) $ 30,198,022 $ 114,470 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statement.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 53 09/16/22 $ 10,042 $ (363,655)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 363,655 $ — $ — $ — $ 363,655
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,858,299) $ — $ — $ — $ (1,858,299)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (441,860) $ — $ — $ — $ (441,860)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,438,569

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock S&P 500 Index V.I. Fund
12
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 1,929,370,917 $ — $ — $ 1,929,370,917
Short-Term Securities
Money Market Funds ...................................... 8,445,718 — — 8,445,718
$ 1,937,816,635 $ — $ — $ 1,937,816,635
Investments valued at NAV
(a)
...................................... 16,518,214
$ —
$ 1,954,334,849
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (363,655) $ — $ — $ (363,655)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
13
Financial Statements
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 1,924,136,827
Investments, at value — affiliated
(c)
......................................................................................... 30,198,022
Cash ............................................................................................................. 322,156
Cash pledged: –
Futures contracts .................................................................................................... 563,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,249
Capital shares sold ................................................................................................... 234,155
Dividends — affiliated ................................................................................................. 4,195
Dividends — unaffiliated ............................................................................................... 1,523,769
Prepaid expenses ..................................................................................................... 24,628
Total assets .........................................................................................................
1,957,010,001
LIABILITIES
Collateral on securities loaned ............................................................................................. 16,623,322
Payables: –
Accounting services fees ............................................................................................... 118,013
Capital shares redeemed ............................................................................................... 501,549
Distribution fees ..................................................................................................... 39,673
Investment advisory fees .............................................................................................. 114,814
Printing and postage fees .............................................................................................. 110,548
Professional fees .................................................................................................... 120,126
Transfer agent fees .................................................................................................. 366,577
Variation margin on futures contracts ....................................................................................... 84,157
Other accrued expenses ............................................................................................... 92,816
Total liabilities ........................................................................................................
18,171,595
NET ASSETS ........................................................................................................
$ 1,938,838,406
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 765,918,802
Accumulated earnings .................................................................................................. 1,172,919,604
NET ASSETS ........................................................................................................
$ 1,938,838,406
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 812,998,643
(b)
  Securities loaned, at value .............................................................................................. $ 16,064,056
(c)
  Investments, at cost — affiliated .......................................................................................... $ 27,590,321
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 1,718,186,394
Shares outstanding ..................................................................................................
66,607,713
Net asset value .....................................................................................................
$ 25.80
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class II
Net assets .........................................................................................................
$ 9,171,858
Shares outstanding ..................................................................................................
360,186
Net asset value .....................................................................................................
$ 25.46
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 211,480,154
Shares outstanding ..................................................................................................
8,302,701
Net asset value .....................................................................................................
$ 25.47
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
15
Financial Statements
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 94,382
Dividends — unaffiliated ............................................................................................... 16,829,847
Securities lending income — affiliated — net ................................................................................. 20,088
Foreign taxes withheld ................................................................................................ (4,071)
Total investment income .................................................................................................
16,940,246
EXPENSES
Investment advisory .................................................................................................. 774,351
Transfer agent — class specific .......................................................................................... 547,206
Distribution — class specific ............................................................................................ 310,145
Accounting services .................................................................................................. 81,063
Custodian ......................................................................................................... 21,092
Transfer agent ...................................................................................................... 12,738
Directors and Officer ................................................................................................. 7,403
Miscellaneous ...................................................................................................... 72,557
Total expenses .......................................................................................................
1,826,555
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (1,559)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (8,041)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,816,955
Net investment income ..................................................................................................
15,123,291
REALIZED AND UNREALIZED GAIN (LOSS) $ (508,942,912)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 133,469
Investments — unaffiliated ........................................................................................... 62,193,399
Futures contracts .................................................................................................. (1,858,299)
A
60,468,569
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (2,817,136)
Investments — unaffiliated ........................................................................................... (566,152,485)
Futures contracts .................................................................................................. (441,860)
A
(569,411,481)
Net realized and unrealized loss ............................................................................................
(508,942,912)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (493,819,621)

Statements of Changes in Net Assets

June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,123,291 $ 29,207,350
Net realized gain .................................................................................. 60,468,569 145,915,667
Net change in unrealized appreciation (depreciation) .......................................................... (569,411,481) 407,050,268
Net increase (decrease) in net assets resulting from operations ..................................................... (493,819,621) 582,173,285
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (175,702,697)
  Class II ....................................................................................... — (900,439)
  Class III ....................................................................................... — (22,431,071)
Decrease in net assets resulting from distributions to shareholders ................................................... — (199,034,207)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (78,406,368) (8,980,259)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (572,225,989) 374,158,819
Beginning of period .................................................................................. 2,511,064,395 2,136,905,576
End of period ......................................................................................
$ 1,938,838,406 $ 2,511,064,395
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 32.25  $ 27.28  $ 24.94  $ 20.50  $ 22.82  $ 19.90
Net investment income
(a)
.........
0.20 0.40 0.43 0.45 0.44 0.37
Net realized and unrealized gain (loss)
(6.65) 7.28 4.05 5.94 (1.51) 3.91
Net increase (decrease) from investment
operations ................ (6.45) 7.68  4.48  6.39  (1.07) 4.28
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.41) (0.46) (0.54) (0.25) (0.39)
From net realized gain ...........
—  (2.30) (1.68) (1.41) (1.00) (0.97)
Total distributions ............... —  (2.71) (2.14) (1.95) (1.25) (1.36)
Net asset value, end of period ...... $ 25.80  $ 32.25  $ 27.28  $ 24.94  $ 20.50  $ 22.82
Total Return
(c)
(20.00)% 28.53% — — — —
Based on net asset value .......... (20.00)%
(d)
28.53% 18.24% 31.34% (4.61)% 21.50%
Ratios to Average Net Assets
(e)
Total expenses .................
0.14%
(f)
0.14% 0.16% 0.15% 0.19%
(g)
0.46%
Total expenses after fees waived and/or
reimbursed ..................
0.14%
(f)
0.14% 0.15% 0.14% 0.16%
(g)
0.30%
Net investment income ...........
1.40%
(f)
1.28% 1.73% 1.90% 1.88% 1.68%
Supplemental Data
Net assets, end of period (000) ...... $ 1,718,186  $ 2,218,337  $ 1,857,885  $ 1,709,703  $ 1,412,400  $ 216,251
Portfolio turnover rate ............ 1% 3% 4% 3% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.18%
and 0.15%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
18
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period .
$ 31.86  $ 26.98  $ 24.70  $ 20.32  $ 22.63  $ 19.75
Net investment income
(a)
.........
0.18 0.35 0.39 0.41 0.38 0.34
Net realized and unrealized gain (loss)
(6.58) 7.20 3.99 5.89 (1.47) 3.87
Net increase (decrease) from investment
operations ................ (6.40) 7.55  4.38  6.30  (1.09) 4.21
Distributions
(b)
– – – – – –
From net investment income ......
—  (0.37) (0.42) (0.51) (0.22) (0.36)
From net realized gain ...........
—  (2.30) (1.68) (1.41) (1.00) (0.97)
Total distributions ............... —  (2.67) (2.10) (1.92) (1.22) (1.33)
Net asset value, end of period ...... $ 25.46  $ 31.86  $ 26.98  $ 24.70  $ 20.32  $ 22.63
Total Return
(c)
(20.09)% 28.34% — — — —
Based on net asset value .......... (20.09)%
(d)
28.34% 18.03% 31.17% (4.74)% 21.31%
Ratios to Average Net Assets
(e)
Total expenses .................
0.29%
(f)
0.29% 0.31% 0.31% 0.40%
(g)
0.60%
Total expenses after fees waived and/or
reimbursed ..................
0.29%
(f)
0.29% 0.30% 0.30% 0.33%
(g)
0.45%
Net investment income ...........
1.25%
(f)
1.13% 1.60% 1.74% 1.64% 1.54%
Supplemental Data
Net assets, end of period (000) ...... $ 9,172  $ 11,633  $ 9,215  $ 7,979  $ 4,485  $ 3,340
Portfolio turnover rate ............ 1% 3% 4% 3% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39%
and 0.33%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
Period from
02/14/18
(a)
to 12/31/18 2021 2020 2019
Net asset value, beginning of period .................
$ 31.88  $ 26.99  $ 24.70  $ 20.32  $ 22.88
Net investment income
(b)
.........................
0.16 0.31 0.36 0.39 0.34
Net realized and unrealized gain (loss) ................
(6.57) 7.21 4.00 5.87 (1.69)
Net increase (decrease) from investment operations ........ (6.41) 7.52  4.36  6.26  (1.35)
Distributions
(c)
– – – – –
From net investment income ......................
—  (0.33) (0.39) (0.47) (0.21)
From net realized gain ...........................
—  (2.30) (1.68) (1.41) (1.00)
Total distributions ............................... —  (2.63) (2.07) (1.88) (1.21)
Net asset value, end of period ...................... $ 25.47  $ 31.88  $ 26.99  $ 24.70  $ 20.32
Total Return
(d)
(20.11)% 28.23% — — —
Based on net asset value .......................... (20.11)%
(e)
28.23% 17.92% 30.97% (5.82)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .................................
0.39%
(g)
0.39% 0.41% 0.44% 0.38%
(g) (h)
Total expenses after fees waived and/or reimbursed ........
0.39%
(g)
0.39% 0.40% 0.40% 0.36%
(g) (h)
Net investment income ...........................
1.14%
(g)
1.03% 1.49% 1.65% 1.64%
(g)
Supplemental Data
Net assets, end of period (000) ...................... $ 211,480  $ 281,094  $ 269,805  $ 298,712  $ 319,453
Portfolio turnover rate ............................ 1% 3% 4% 3% 5%
(i)
(a)
Recommencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37%
and 0.35%, respectively.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
22
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 872,471 $ (872,471) $ — $ —
Citigroup Global Markets, Inc. ........................ 4,947,938 (4,947,938) — —
J.P. Morgan Securities LLC .......................... 9,856,050 (9,856,050) — —
State Street Bank & Trust Co. ........................ 308,339 (308,339) — —
Toronto Dominion Bank ............................. 79,258 (79,258) — —
$ 16,064,056 $ (16,064,056) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Distribution Fees:  The Company, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the 1940 Act
("Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2022, the amount waived was $1,559.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 7,996
Class III ......................................................................................................... 302,149
$ 310,145
Class I Class II Class III Total
Transfer agent fees - class specific ............................... $ 483,518 $ 2,761 $ 60,927 $ 547,206
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $4,623 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock S&P 500 Index V.I. Fund
Class I ....................................................................................................... $ 6,368
Class II ...................................................................................................... 116
Class III ...................................................................................................... 1,557
$ 8,041
Class I Class II Class III
Expense Limitations ................................................................. 0.15% 0.30% 0.40%

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $22,092,409 and $94,096,374, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This
Purchases ............................................................................................................... $ 9,589,860
Sales ................................................................................................................... 5,610,846
Net Realized Gain .......................................................................................................... 2,051,324
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 868,840,620 $ 1,134,954,165 $ (49,823,591) $ 1,085,130,574

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
26
pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
922,661 $ 27,133,233 1,410,973 $ 43,517,604
Shares issued in reinvestment of distributions ........................
— — 5,571,052 175,702,697
Shares redeemed .........................................
(3,103,539) (90,148,023) (6,304,444) (194,352,788)
(2,180,878) $ (63,014,790) 677,581 $ 24,867,513
Class II
Shares sold .............................................
35,832 $ 1,052,401 21,440 $ 673,154
Shares issued in reinvestment of distributions ........................
— — 28,899 900,439
Shares redeemed .........................................
(40,803) (1,157,099) (26,760) (823,114)
(4,971) $ (104,698) 23,579 $ 750,479
Class III
Shares sold .............................................
523,422 $ 15,012,589 645,372 $ 19,982,254
Shares issued in reinvestment of distributions ........................
— — 719,558 22,429,920
Shares redeemed .........................................
(1,037,177) (30,299,469) (2,543,321) (77,010,425)
(513,755) $ (15,286,880) (1,178,391) $ (34,598,251)
(2,699,604) $ (78,406,368) (477,231) $ (8,980,259)

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders
28
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Small Cap Index V.I. Fund
Investment Objective
BlackRock Small Cap Index V.I. Fund’s (the “Fund”) investment objective is to seek to match the performance of the Russell 2000
®
Index (the “Russell 2000” or the
“Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund’s Class I and Class III Shares returned (23.51)% and (23.49)%, respectively. The Russell 2000
®
Index returned
(23.43)% for the same period. The Russell 2000
®
Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index.
It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Describe the market environment.
Geopolitical tension after the Russian invasion of Ukraine in February 2022 fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices.
On the other hand, economic data in the United States remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added challenges to U.S. policy makers. Investors were concerned that the Fed may dampen growth in an effort to get inflation under control.
Commodity prices spiked in the first quarter of 2022 and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by 25 basis points and signaled hikes at all six remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
Concerns about high inflation, growth outlook and recession increased in the United States during the second quarter. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down on U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the second quarter 2022. Initially, Chairman Jerome Powel adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July 2022 remained unclear.
Describe recent portfolio activity.
During the six-month period, as changes were made to the composition of the Russell 2000
®
Index, the Fund purchased and sold securities to maintain its objective of seeking to match the risks and return of the benchmark index.
Describe portfolio positioning at period end.
The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
3
Fund Summary
BlackRock Small Cap Index V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(b)(c)
................................................................ (23.51)% (25.33)% 4.98% 9.06%
Class III
(b)(c)(d)
.............................................................. (23.49) (25.45) 4.75 8.80
Russell 2000
®
Index
(e)
........................................................ (23.43) (25.20) 5.17 9.35
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend date. Insurance-
related fees and expenses are not reflected in these returns.
(c)
Under normal circumstances, the Fund will invest at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor
Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
(d)
The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
(e)
An index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index representing approximately 10% of the total market
capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 764.90 $ 0.88 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
Class III .................................. 1,000.00 765.10 1.88 1,000.00 1,022.66 2.16 0.43
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Financials ....................................... 16.9%
Health Care ..................................... 16.8
Industrials ....................................... 15.1
Information Technology .............................. 13.6
Consumer Discretionary ............................. 9.9
Real Estate ...................................... 7.3
Energy ......................................... 5.6
Materials ....................................... 4.1
Consumer Staples ................................. 3.7
Utilities ......................................... 3.5
Communication Services ............................. 2.8
Short-Term Securities ............................... 12.0
Liabilities in Excess of Other Assets ..................... (11.3)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Disclosure of Expenses
2022
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)
...................... 3,926 $ 164,264
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,423 382,574
AeroVironment, Inc.
(a)
................ 2,653 218,077
AerSale Corp.
(a)
.................... 1,879 27,264
Archer Aviation, Inc., Class A
(a)
.......... 14,454 44,518
Astra Space, Inc.
(a)
.................. 16,705 21,716
Astronics Corp.
(a)
................... 2,285 23,238
Cadre Holdings, Inc. ................. 1,918 37,727
Ducommun, Inc.
(a)
.................. 1,199 51,605
Kaman Corp. ..................... 3,296 103,000
Kratos Defense & Security Solutions, Inc.
(a)
. 14,634 203,120
Maxar Technologies, Inc. .............. 8,556 223,226
Momentus, Inc.
(a)
................... 6,329 13,671
Moog, Inc., Class A ................. 3,325 263,972
National Presto Industries, Inc. .......... 543 35,643
Park Aerospace Corp. ................ 1,776 22,662
Parsons Corp.
(a)
.................... 4,110 166,126
Redwire Corp.
(a)
.................... 2,246 6,828
Rocket Lab USA, Inc.
(a)
............... 24,758 93,833
Terran Orbital Corp.
(a)(b)
............... 2,780 12,732
Triumph Group, Inc.
(a)
................ 7,498 99,648
Vectrus, Inc.
(a)
..................... 1,580 52,867
Virgin Galactic Holdings, Inc.
(a)(b)
......... 26,501 159,536
2,427,847
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,110 204,270
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 3,252 200,681
Forward Air Corp. .................. 3,121 287,007
Hub Group, Inc., Class A
(a)(b)
........... 4,009 284,398
Radiant Logistics, Inc.
(a)
.............. 4,387 32,552
1,008,908
Airlines — 0.4%
(a)
Allegiant Travel Co.
(b)
................ 1,808 204,467
Blade Air Mobility, Inc. ................ 6,516 29,061
Frontier Group Holdings, Inc. ........... 4,986 46,719
Hawaiian Holdings, Inc. .............. 5,834 83,484
Joby Aviation, Inc. .................. 29,160 143,176
SkyWest, Inc. ..................... 5,862 124,567
Spirit Airlines, Inc.
(b)
................. 12,996 309,825
Sun Country Airlines Holdings, Inc. ....... 3,788 69,472
Wheels Up Experience, Inc. ............ 18,479 36,034
1,046,805
Auto Components — 1.3%
Adient plc
(a)
....................... 11,023 326,611
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 99,968
Dana, Inc. ........................ 14,990 210,909
Dorman Products, Inc.
(a)
.............. 3,060 335,713
Fox Factory Holding Corp.
(a)(b)
.......... 4,925 396,659
Gentherm, Inc.
(a)(b)
.................. 3,914 244,273
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 33,147 355,004
Holley, Inc.
(a)
...................... 5,970 62,685
LCI Industries ..................... 2,954 330,494
Luminar Technologies, Inc.
(a)
........... 27,719 164,374
Modine Manufacturing Co.
(a)
........... 6,092 64,149
Motorcar Parts of America, Inc.
(a)(b)
....... 2,576 33,797
Patrick Industries, Inc. ............... 2,549 132,140
Solid Power, Inc.
(a)
.................. 6,591 35,460
Standard Motor Products, Inc. .......... 2,423 109,011
Stoneridge, Inc.
(a)
................... 2,609 44,744
Tenneco, Inc., Class A
(a)
.............. 9,582 164,427
Visteon Corp.
(a)(b)
................... 3,312 343,057
Security
Shares
Shares Value
Auto Components (continued)
XPEL, Inc.
(a)(b)(c)
.................... 2,500 $ 114,825
3,568,300
Automobiles — 0.2%
Canoo, Inc., Class A
(a)
................ 15,559 28,784
Cenntro Electric Group Ltd.
(a)
........... 21,369 32,267
Faraday Future Intelligent Electric, Inc.
(a)
... 11,531 29,981
Fisker, Inc., Class A
(a)(b)
............... 19,516 167,252
Lordstown Motors Corp., Class A
(a)(b)
...... 18,255 28,843
Mullen Automotive, Inc.
(a)(b)
............ 5,198 5,302
Winnebago Industries, Inc.
(b)
........... 3,845 186,713
Workhorse Group, Inc.
(a)
.............. 15,547 40,422
519,564
Banks — 9.5%
1st Source Corp. ................... 1,872 84,989
ACNB Corp. ...................... 981 29,126
Allegiance Bancshares, Inc. ............ 2,185 82,506
Amalgamated Financial Corp. .......... 1,859 36,771
Amerant Bancorp, Inc. ............... 3,208 90,209
American National Bankshares, Inc. ...... 1,175 40,667
Ameris Bancorp .................... 7,678 308,502
Arrow Financial Corp. ................ 1,770 56,304
Associated Banc-Corp. ............... 18,497 337,755
Atlantic Union Bankshares Corp. ........ 8,945 303,414
Banc of California, Inc.
(b)
.............. 6,474 114,072
BancFirst Corp.
(b)
................... 2,370 226,833
Bancorp, Inc. (The)
(a)
................ 6,170 120,438
Bank First Corp. ................... 821 62,240
Bank of Marin Bancorp ............... 2,055 65,308
Bank of NT Butterfield & Son Ltd. (The)
(b)
... 5,715 178,251
BankUnited, Inc. ................... 9,713 345,491
Bankwell Financial Group, Inc. .......... 654 20,307
Banner Corp. ..................... 4,086 229,674
Bar Harbor Bankshares .............. 1,648 42,617
BayCom Corp. .................... 1,492 30,855
BCB Bancorp, Inc. .................. 1,668 28,406
Berkshire Hills Bancorp, Inc. ........... 5,172 128,110
Blue Ridge Bankshares, Inc.
(b)
.......... 2,069 31,697
Brookline Bancorp, Inc.
(b)
.............. 8,874 118,113
Business First Bancshares, Inc. ......... 2,748 58,560
Byline Bancorp, Inc. ................. 3,175 75,565
Cadence Bank .................... 19,124 449,032
Cambridge Bancorp
(b)
................ 824 68,145
Camden National Corp. .............. 1,734 76,383
Capital Bancorp, Inc.
(b)
............... 1,075 23,328
Capital City Bank Group, Inc. ........... 1,541 42,978
Capstar Financial Holdings, Inc. ......... 2,443 47,932
Carter Bankshares, Inc.
(a)
............. 2,463 32,512
Cathay General Bancorp
(b)
............. 8,843 346,203
CBTX, Inc.
(b)
...................... 2,382 63,337
Central Pacific Financial Corp. .......... 3,251 69,734
Citizens & Northern Corp.
(b)
............ 1,779 42,998
City Holding Co. ................... 1,731 138,272
Civista Bancshares, Inc. .............. 1,595 33,910
CNB Financial Corp. ................. 2,069 50,049
Coastal Financial Corp.
(a)
............. 1,325 50,509
Colony Bankcorp, Inc. ............... 1,900 28,671
Columbia Banking System, Inc.
(b)
........ 8,586 245,989
Community Bank System, Inc. .......... 6,039 382,148
Community Trust Bancorp, Inc. ......... 1,813 73,318
ConnectOne Bancorp, Inc. ............ 4,390 107,335
CrossFirst Bankshares, Inc.
(a)
........... 5,614 74,105
Customers Bancorp, Inc.
(a)
............. 3,518 119,260
CVB Financial Corp.
(b)
................ 15,419 382,545
Dime Community Bancshares, Inc.
(b)
...... 3,957 117,325

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Banks (continued)
Eagle Bancorp, Inc.
(b)
................ 3,699 $ 175,370
Eastern Bankshares, Inc.
(b)
............ 19,107 352,715
Enterprise Bancorp, Inc. .............. 1,148 36,954
Enterprise Financial Services Corp.
(b)
..... 4,069 168,863
Equity Bancshares, Inc., Class A ........ 1,826 53,246
Esquire Financial Holdings, Inc. ......... 804 26,773
Farmers & Merchants Bancorp, Inc. ...... 1,406 46,665
Farmers National Banc Corp. ........... 3,945 59,175
FB Financial Corp. .................. 3,929 154,095
Financial Institutions, Inc. ............. 1,836 47,773
First Bancorp
(b)
.................... 4,057 141,589
First BanCorp ..................... 22,304 287,945
First Bancorp, Inc. (The) .............. 1,114 33,565
First Bancshares, Inc. (The) ............ 2,417 69,126
First Bank ........................ 1,618 22,620
First Busey Corp. ................... 5,971 136,437
First Business Financial Services, Inc. ..... 931 29,038
First Commonwealth Financial Corp. ...... 9,378 125,853
First Community Bankshares, Inc. ....... 1,702 50,056
First Financial Bancorp ............... 10,809 209,695
First Financial Bankshares, Inc.
(b)
........ 15,091 592,624
First Financial Corp. ................. 1,440 64,080
First Foundation, Inc. ................ 5,904 120,914
First Guaranty Bancshares, Inc. ......... 704 17,114
First Internet Bancorp ................ 1,264 46,540
First Interstate BancSystem, Inc., Class A
(b)
. 10,977 418,333
First Merchants Corp. ................ 6,793 241,967
First Mid Bancshares, Inc. ............. 1,936 69,057
First of Long Island Corp. (The) ......... 2,616 45,858
First Western Financial, Inc.
(a)
.......... 917 24,933
Five Star Bancorp .................. 1,156 30,542
Flushing Financial Corp. .............. 3,318 70,541
Fulton Financial Corp. ................ 18,221 263,293
FVCBankcorp, Inc.
(a)
................. 1,387 26,117
German American Bancorp, Inc. ......... 3,058 104,522
Glacier Bancorp, Inc.
(b)
............... 13,078 620,159
Great Southern Bancorp, Inc. ........... 1,246 72,966
Guaranty Bancshares, Inc. ............ 1,095 39,694
Hancock Whitney Corp. .............. 10,311 457,087
Hanmi Financial Corp. ............... 3,597 80,717
HarborOne Bancorp, Inc. ............. 5,835 80,465
HBT Financial, Inc. .................. 1,397 24,964
Heartland Financial USA, Inc. .......... 4,809 199,766
Heritage Commerce Corp. ............. 7,407 79,181
Heritage Financial Corp. .............. 4,119 103,634
Hilltop Holdings, Inc.
(b)
............... 7,428 198,030
Home BancShares, Inc. .............. 22,475 466,806
HomeStreet, Inc. ................... 2,077 72,010
HomeTrust Bancshares, Inc. ........... 1,769 44,225
Hope Bancorp, Inc. ................. 13,842 191,573
Horizon Bancorp, Inc. ................ 5,134 89,434
Independent Bank Corp. .............. 7,939 480,581
Independent Bank Group, Inc.
(b)
......... 4,268 289,840
International Bancshares Corp. ......... 6,615 265,129
John Marshall Bancorp, Inc. ........... 1,323 29,820
Lakeland Bancorp, Inc. ............... 7,237 105,805
Lakeland Financial Corp. .............. 2,815 186,972
Live Oak Bancshares, Inc. ............. 3,756 127,291
Macatawa Bank Corp. ............... 3,277 28,969
Mercantile Bank Corp. ............... 1,800 57,510
Meta Financial Group, Inc. ............. 3,482 134,649
Metrocity Bankshares, Inc. ............ 2,420 49,150
Metropolitan Bank Holding Corp.
(a)
....... 1,255 87,122
Mid Penn Bancorp, Inc. ............... 1,833 49,436
Midland States Bancorp, Inc. ........... 2,405 57,816
Security
Shares
Shares Value
Banks (continued)
MidWestOne Financial Group, Inc. ....... 1,608 $ 47,790
MVB Financial Corp. ................ 1,269 39,479
National Bank Holdings Corp., Class A .... 3,391 129,774
NBT Bancorp, Inc.
(b)
................. 4,818 181,109
Nicolet Bankshares, Inc.
(a)
............. 1,485 107,425
Northeast Bank .................... 780 28,493
Northwest Bancshares, Inc. ............ 14,187 181,594
OceanFirst Financial Corp. ............ 6,740 128,936
OFG Bancorp ..................... 5,564 141,326
Old National Bancorp ................ 34,950 516,910
Old Second Bancorp, Inc. ............. 4,918 65,803
Origin Bancorp, Inc.
(b)
................ 2,773 107,592
Orrstown Financial Services, Inc.
(b)
....... 1,383 33,427
Pacific Premier Bancorp, Inc. ........... 10,317 301,669
Park National Corp.
(b)
................ 1,667 202,124
Parke Bancorp, Inc. ................. 1,173 24,586
PCB Bancorp ..................... 1,351 25,237
Peapack-Gladstone Financial Corp. ...... 2,078 61,717
Peoples Bancorp, Inc. ............... 3,205 85,253
Peoples Financial Services Corp.
(b)
....... 912 50,926
Preferred Bank .................... 1,161 78,971
Premier Financial Corp. .............. 4,296 108,904
Primis Financial Corp. ................ 2,572 35,056
Professional Holding Corp., Class A
(a)
..... 1,501 30,095
QCR Holdings, Inc. ................. 1,964 106,036
RBB Bancorp ..................... 2,075 42,890
Red River Bancshares, Inc.
(b)
........... 498 26,932
Renasant Corp. .................... 6,498 187,207
Republic Bancorp, Inc., Class A ......... 1,050 50,662
Republic First Bancorp, Inc.
(a)
........... 5,329 20,303
S&T Bancorp, Inc. .................. 3,805 104,371
Sandy Spring Bancorp, Inc. ............ 5,141 200,859
Seacoast Banking Corp. of Florida ....... 6,501 214,793
ServisFirst Bancshares, Inc. ........... 5,825 459,709
Shore Bancshares, Inc. ............... 2,066 38,221
Sierra Bancorp
(b)
................... 1,520 33,030
Silvergate Capital Corp., Class A
(a)
....... 3,639 194,796
Simmons First National Corp., Class A .... 14,164 301,127
SmartFinancial, Inc. ................. 1,999 48,296
South Plains Financial, Inc. ............ 1,349 32,565
Southern First Bancshares, Inc.
(a)
........ 985 42,936
Southside Bancshares, Inc.
(b)
........... 3,717 139,090
SouthState Corp. ................... 8,820 680,463
Stock Yards Bancorp, Inc.
(b)
............ 3,324 198,842
Summit Financial Group, Inc. ........... 1,239 34,419
Texas Capital Bancshares, Inc.
(a)
........ 6,050 318,472
Third Coast Bancshares, Inc.
(a)
.......... 1,483 32,478
Tompkins Financial Corp. ............. 1,632 117,667
Towne Bank
(b)
..................... 7,819 212,286
TriCo Bancshares
(b)
................. 3,675 167,727
Triumph Bancorp, Inc.
(a)(b)
............. 2,770 173,291
Trustmark Corp. ................... 7,317 213,583
UMB Financial Corp. ................ 5,305 456,760
United Bankshares, Inc. .............. 15,385 539,552
United Community Banks, Inc. .......... 11,680 352,619
Unity Bancorp, Inc. .................. 817 21,634
Univest Financial Corp. ............... 3,673 93,441
USCB Financial Holdings, Inc.
(a)
......... 1,251 14,437
Valley National Bancorp .............. 51,665 537,833
Veritex Holdings, Inc.
(b)
............... 5,521 161,544
Washington Federal, Inc. .............. 7,854 235,777
Washington Trust Bancorp, Inc. ......... 2,172 105,060
WesBanco, Inc. .................... 6,779 214,962
West BanCorp, Inc. ................. 2,084 50,725

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ............... 3,052 $ 169,874
25,509,052
Beverages — 0.5%
Celsius Holdings, Inc.
(a)
............... 6,489 423,472
Coca-Cola Consolidated, Inc. ........... 560 315,784
Duckhorn Portfolio, Inc. (The)
(a)
......... 4,219 88,852
MGP Ingredients, Inc. ................ 1,625 162,646
National Beverage Corp. .............. 2,763 135,221
Primo Water Corp. .................. 18,510 247,664
Vintage Wine Estates, Inc.
(a)(b)
.......... 3,760 29,554
Vita Coco Co., Inc. (The)
(a)(b)
........... 3,237 31,690
1,434,883
Biotechnology — 7.1%
(a)
2seventy bio, Inc. ................... 4,340 57,288
4D Molecular Therapeutics, Inc. ......... 4,517 31,529
Aadi Bioscience, Inc. ................ 1,681 20,710
ACADIA Pharmaceuticals, Inc.
(b)
......... 13,668 192,582
Adagio Therapeutics, Inc. ............. 4,273 14,015
Adicet Bio, Inc. .................... 3,713 54,210
ADMA Biologics, Inc. ................ 21,576 42,720
Aerovate Therapeutics, Inc. ............ 1,066 16,662
Affimed NV
(b)
...................... 17,247 47,774
Agenus, Inc. ...................... 31,846 61,781
Agios Pharmaceuticals, Inc. ............ 5,953 131,978
Akero Therapeutics, Inc. .............. 3,739 35,334
Albireo Pharma, Inc. ................. 2,149 42,679
Alector, Inc. ...................... 6,871 69,809
Alkermes plc ...................... 19,134 570,002
Allogene Therapeutics, Inc. ............ 9,252 105,473
Allovir, Inc. ....................... 1,693 6,603
Alpine Immune Sciences, Inc. .......... 2,266 19,284
ALX Oncology Holdings, Inc. ........... 3,308 26,762
Amicus Therapeutics, Inc. ............. 32,017 343,863
AnaptysBio, Inc. ................... 2,654 53,876
Anavex Life Sciences Corp.
(b)
........... 7,676 76,837
Anika Therapeutics, Inc. .............. 1,425 31,806
Apellis Pharmaceuticals, Inc. ........... 10,556 477,342
Arbutus Biopharma Corp. ............. 12,537 33,975
Arcellx, Inc. ....................... 1,570 28,386
Arcturus Therapeutics Holdings, Inc. ...... 3,027 47,645
Arcus Biosciences, Inc. ............... 5,963 151,102
Arcutis Biotherapeutics, Inc.
(b)
.......... 4,066 86,646
Arrowhead Pharmaceuticals, Inc. ........ 11,884 418,436
Atara Biotherapeutics, Inc. ............. 10,470 81,561
Aura Biosciences, Inc. ............... 2,127 30,140
Aurinia Pharmaceuticals, Inc. ........... 15,573 156,509
Avid Bioservices, Inc. ................ 6,981 106,530
Avidity Biosciences, Inc. .............. 5,676 82,472
Beam Therapeutics, Inc. .............. 7,378 285,602
BioCryst Pharmaceuticals, Inc. .......... 21,207 224,370
Biohaven Pharmaceutical Holding Co. Ltd. .. 7,289 1,062,080
Bioxcel Therapeutics, Inc. ............. 2,657 35,072
Bluebird Bio, Inc. ................... 9,956 41,218
Blueprint Medicines Corp. ............. 6,874 347,206
Bridgebio Pharma, Inc. ............... 12,399 112,583
C4 Therapeutics, Inc. ................ 5,973 45,036
CareDx, Inc.
(b)
..................... 5,969 128,214
Caribou Biosciences, Inc. ............. 7,431 40,350
Catalyst Pharmaceuticals, Inc. .......... 10,958 76,816
Celldex Therapeutics, Inc. ............. 5,411 145,881
Celularity, Inc., Class A
(b)
.............. 2,091 7,109
Century Therapeutics, Inc. ............. 3,053 25,645
Cerevel Therapeutics Holdings, Inc. ...... 6,309 166,810
ChemoCentryx, Inc.
(b)
................ 7,337 181,811
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix, Inc. ..................... 12,507 $ 26,015
Chinook Therapeutics, Inc. ............ 5,071 88,692
Cogent Biosciences, Inc. .............. 5,268 47,517
Coherus Biosciences, Inc. ............. 8,697 62,966
Crinetics Pharmaceuticals, Inc. ......... 6,109 113,933
CTI BioPharma Corp. ................ 10,753 64,195
Cullinan Oncology, Inc. ............... 3,673 47,088
Cytokinetics, Inc. ................... 9,493 372,980
Day One Biopharmaceuticals, Inc. ....... 3,183 56,976
Deciphera Pharmaceuticals, Inc. ........ 5,230 68,774
Denali Therapeutics, Inc. .............. 11,438 336,620
Design Therapeutics, Inc. ............. 3,934 55,076
Dynavax Technologies Corp. ........... 13,739 172,974
Dyne Therapeutics, Inc. .............. 4,957 34,055
Eagle Pharmaceuticals, Inc. ........... 1,204 53,494
Editas Medicine, Inc. ................ 7,995 94,581
Eiger BioPharmaceuticals, Inc. .......... 5,579 35,148
Emergent BioSolutions, Inc. ............ 5,844 181,398
Enanta Pharmaceuticals, Inc. ........... 2,150 101,630
Enochian Biosciences, Inc.
(b)
........... 2,462 4,752
EQRx, Inc. ....................... 15,874 74,449
Erasca, Inc.
(b)
..................... 7,360 40,995
Fate Therapeutics, Inc. ............... 9,598 237,838
FibroGen, Inc. ..................... 9,991 105,505
Foghorn Therapeutics, Inc.
(b)
........... 1,760 23,936
Forma Therapeutics Holdings, Inc. ....... 4,122 28,401
Gelesis Holdings, Inc. ................ 4,032 6,250
Generation Bio Co. ................. 6,557 43,014
Geron Corp.
(b)
..................... 44,381 68,791
Global Blood Therapeutics, Inc.
(b)
........ 7,179 229,369
Gossamer Bio, Inc. ................. 6,193 51,835
GreenLight Biosciences Holdings PBC .... 2,091 4,621
Halozyme Therapeutics, Inc. ........... 15,931 700,964
Heron Therapeutics, Inc. .............. 14,080 39,283
HilleVax, Inc. ...................... 1,505 16,450
Humacyte, Inc.
(b)
................... 2,195 7,046
Icosavax, Inc. ..................... 1,864 10,681
Ideaya Biosciences, Inc.
(b)
............. 4,487 61,921
IGM Biosciences, Inc. ................ 1,388 25,026
Imago Biosciences, Inc. .............. 3,055 40,906
ImmunityBio, Inc.
(b)
.................. 10,379 38,610
ImmunoGen, Inc. ................... 23,549 105,970
Immunovant, Inc. ................... 2,891 11,275
Inhibrx, Inc. ....................... 4,136 46,944
Inovio Pharmaceuticals, Inc. ........... 29,256 50,613
Insmed, Inc. ...................... 13,968 275,449
Instil Bio, Inc. ..................... 8,078 37,320
Intellia Therapeutics, Inc. ............. 8,754 453,107
Intercept Pharmaceuticals, Inc. ......... 2,523 34,843
Iovance Biotherapeutics, Inc. ........... 17,505 193,255
Ironwood Pharmaceuticals, Inc. ......... 15,868 182,958
iTeos Therapeutics, Inc. .............. 2,794 57,556
IVERIC bio, Inc. .................... 13,530 130,159
Janux Therapeutics, Inc. .............. 1,554 18,974
Jounce Therapeutics, Inc. ............. 6,506 19,713
KalVista Pharmaceuticals, Inc. .......... 3,639 35,808
Karuna Therapeutics, Inc. ............. 3,052 386,109
Karyopharm Therapeutics, Inc. .......... 8,835 39,846
Keros Therapeutics, Inc. .............. 2,147 59,322
Kezar Life Sciences, Inc. .............. 5,958 49,273
Kiniksa Pharmaceuticals Ltd., Class A ..... 4,094 39,671
Kinnate Biopharma, Inc.
(b)
............. 3,835 48,359
Kodiak Sciences, Inc. ................ 3,902 29,811
Kronos Bio, Inc. .................... 6,856 24,956
Krystal Biotech, Inc. ................. 2,385 156,599

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Biotechnology (continued)
Kura Oncology, Inc. ................. 7,309 $ 133,974
Kymera Therapeutics, Inc. ............. 4,507 88,743
Lexicon Pharmaceuticals, Inc. .......... 12,638 23,507
Ligand Pharmaceuticals, Inc. ........... 1,768 157,741
Lyell Immunopharma, Inc.
(b)
............ 20,087 130,967
MacroGenics, Inc. .................. 7,026 20,727
Madrigal Pharmaceuticals, Inc. .......... 1,452 103,934
MannKind Corp.
(b)
.................. 29,060 110,719
MeiraGTx Holdings plc ............... 2,533 19,175
Mersana Therapeutics, Inc. ............ 10,174 47,004
MiMedx Group, Inc. ................. 13,148 45,624
Mirum Pharmaceuticals, Inc. ........... 1,844 35,884
Monte Rosa Therapeutics, Inc. .......... 3,184 30,789
Morphic Holding, Inc. ................ 2,988 64,840
Myriad Genetics, Inc. ................ 9,064 164,693
Nkarta, Inc.
(b)
...................... 3,764 46,372
Nurix Therapeutics, Inc.
(b)
............. 5,147 65,212
Nuvalent, Inc., Class A ............... 1,456 19,743
Ocugen, Inc. ...................... 25,521 57,933
Organogenesis Holdings, Inc. .......... 8,338 40,689
Outlook Therapeutics, Inc. ............. 7,620 7,772
Pardes Biosciences, Inc.
(b)
............. 3,290 10,100
PepGen, Inc. ...................... 967 9,602
PMV Pharmaceuticals, Inc. ............ 4,276 60,933
Point Biopharma Global, Inc. ........... 8,597 58,546
Praxis Precision Medicines, Inc. ......... 7,629 18,691
Precigen, Inc.
(b)
.................... 17,391 23,304
Prometheus Biosciences, Inc. .......... 3,227 91,098
Protagonist Therapeutics, Inc. .......... 6,276 49,643
Prothena Corp. plc .................. 4,035 109,550
PTC Therapeutics, Inc. ............... 8,285 331,897
Radius Health, Inc. .................. 5,127 53,167
Rallybio Corp. ..................... 1,062 8,018
RAPT Therapeutics, Inc. .............. 3,019 55,097
Recursion Pharmaceuticals, Inc., Class A ... 15,698 127,782
REGENXBIO, Inc. .................. 4,706 116,238
Relay Therapeutics, Inc. .............. 8,881 148,757
Replimune Group, Inc. ............... 3,839 67,106
REVOLUTION Medicines, Inc.
(b)
......... 7,084 138,067
Rigel Pharmaceuticals, Inc. ............ 26,373 29,801
Rocket Pharmaceuticals, Inc.
(b)
.......... 5,562 76,533
Sage Therapeutics, Inc. .............. 6,048 195,350
Sana Biotechnology, Inc.
(b)
............. 11,537 74,183
Sangamo Therapeutics, Inc. ........... 15,688 64,948
Seres Therapeutics, Inc. .............. 8,243 28,273
Sierra Oncology, Inc. ................ 1,720 94,583
Sorrento Therapeutics, Inc. ............ 44,140 88,721
SpringWorks Therapeutics, Inc. ......... 4,031 99,243
Stoke Therapeutics, Inc. .............. 2,933 38,745
Sutro Biopharma, Inc.
(b)
............... 3,156 16,443
Syndax Pharmaceuticals, Inc. .......... 5,856 112,669
Talaris Therapeutics, Inc. ............. 3,504 15,803
Tango Therapeutics, Inc. .............. 5,414 24,525
Tenaya Therapeutics, Inc. ............. 2,044 11,508
TG Therapeutics, Inc. ................ 15,015 63,814
Tonix Pharmaceuticals Holding Corp. ..... 1 2
Travere Therapeutics, Inc. ............. 6,895 167,066
Turning Point Therapeutics, Inc. ......... 5,314 399,879
Twist Bioscience Corp.
(b)
.............. 6,485 226,716
Tyra Biosciences, Inc. ................ 2,726 19,491
Vanda Pharmaceuticals, Inc. ........... 6,350 69,215
Vaxart, Inc.
(b)
...................... 16,621 58,173
Vaxcyte, Inc. ...................... 6,120 133,171
VBI Vaccines, Inc.
(b)
................. 30,892 24,976
Vera Therapeutics, Inc. ............... 1,689 22,987
Security
Shares
Shares Value
Biotechnology (continued)
Veracyte, Inc.
(b)
.................... 8,004 $ 159,280
Vericel Corp. ...................... 5,469 137,709
Verve Therapeutics, Inc. .............. 4,180 63,870
Vir Biotechnology, Inc. ............... 8,419 214,432
Viridian Therapeutics, Inc. ............. 2,996 34,664
VistaGen Therapeutics, Inc. ............ 15,364 13,520
Xencor, Inc. ...................... 6,611 180,943
Y-mAbs Therapeutics, Inc. ............. 4,782 72,352
Zentalis Pharmaceuticals, Inc. .......... 4,435 124,624
19,094,619
Building Products — 1.4%
AAON, Inc. ....................... 5,095 279,002
American Woodmark Corp.
(a)
........... 1,917 86,284
Apogee Enterprises, Inc.
(b)
............. 2,580 101,188
Caesarstone Ltd. ................... 3,158 28,832
Cornerstone Building Brands, Inc.
(a)
...... 7,344 179,855
CSW Industrials, Inc. ................ 1,770 182,363
Gibraltar Industries, Inc.
(a)
............. 3,880 150,350
Griffon Corp.
(b)
..................... 5,348 149,904
Insteel Industries, Inc. ................ 2,323 78,215
Janus International Group, Inc.
(a)
........ 9,483 85,631
JELD-WEN Holding, Inc.
(a)
............. 10,009 146,031
Masonite International Corp.
(a)
.......... 2,618 201,141
PGT Innovations, Inc.
(a)
............... 6,929 115,299
Quanex Building Products Corp. ......... 4,145 94,299
Resideo Technologies, Inc.
(a)
........... 16,792 326,101
Simpson Manufacturing Co., Inc. ........ 5,034 506,471
UFP Industries, Inc. ................. 7,195 490,267
View, Inc., Class A
(a)(b)
................ 14,440 23,393
Zurn Water Solutions Corp. ............ 14,611 398,004
3,622,630
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,297 259,554
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 48,915
Associated Capital Group, Inc., Class A .... 72 2,580
B Riley Financial, Inc. ................ 2,441 103,132
Bakkt Holdings, Inc.
(a)(b)
............... 6,599 13,858
BGC Partners, Inc., Class A ............ 36,744 123,827
Blucora, Inc.
(a)
..................... 5,684 104,927
Brightsphere Investment Group, Inc. ...... 3,811 68,636
Cohen & Steers, Inc.
(b)
............... 2,961 188,290
Cowen, Inc., Class A ................ 3,033 71,852
Diamond Hill Investment Group, Inc. ...... 305 52,960
Donnelley Financial Solutions, Inc.
(a)
...... 3,421 100,201
Federated Hermes, Inc., Class B ........ 10,451 332,237
Focus Financial Partners, Inc., Class A
(a)
... 6,736 229,428
GAMCO Investors, Inc., Class A ......... 235 4,912
GCM Grosvenor, Inc., Class A
(b)
......... 5,090 34,867
Hamilton Lane, Inc., Class A ........... 4,127 277,252
Houlihan Lokey, Inc. ................. 6,024 475,474
Manning & Napier, Inc. ............... 1,842 22,970
MarketWise, Inc.
(a)
.................. 2,080 7,488
Moelis & Co., Class A ................ 7,567 297,761
Open Lending Corp., Class A
(a)
.......... 12,155 124,346
Oppenheimer Holdings, Inc., Class A ...... 1,058 34,956
Perella Weinberg Partners ............. 5,408 31,529
Piper Sandler Cos.
(b)
................. 2,016 228,534
PJT Partners, Inc., Class A
(b)
........... 2,878 202,266
Pzena Investment Management, Inc., Class A
(b)
2,756 18,162
Sculptor Capital Management, Inc. ....... 3,484 29,091
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 18,888
StepStone Group, Inc., Class A
(b)
........ 6,120 159,304

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Capital Markets (continued)
StoneX Group, Inc.
(a)
................ 1,998 $ 155,984
Value Line, Inc. .................... 349 23,051
Victory Capital Holdings, Inc., Class A
(b)
.... 1,915 46,151
Virtus Investment Partners, Inc. ......... 859 146,906
WisdomTree Investments, Inc. .......... 15,487 78,519
4,118,808
Chemicals — 2.2%
AdvanSix, Inc. ..................... 3,233 108,111
American Vanguard Corp. ............. 3,335 74,537
Amyris, Inc.
(a)(b)
.................... 25,994 48,089
Aspen Aerogels, Inc.
(a)
............... 3,179 31,408
Avient Corp. ...................... 10,570 423,646
Balchem Corp. .................... 3,699 479,908
Cabot Corp. ...................... 6,457 411,892
Chase Corp. ...................... 874 68,006
Danimer Scientific, Inc.
(a)(b)
............. 10,436 47,588
Diversey Holdings Ltd.
(a)
.............. 9,073 59,882
Ecovyst, Inc. ...................... 7,044 69,383
FutureFuel Corp. ................... 3,620 26,354
GCP Applied Technologies, Inc.
(a)
........ 5,779 180,767
Hawkins, Inc. ..................... 2,231 80,383
HB Fuller Co. ..................... 6,253 376,493
Ingevity Corp.
(a)
.................... 4,518 285,266
Innospec, Inc. ..................... 2,830 271,086
Intrepid Potash, Inc.
(a)
................ 1,251 56,658
Koppers Holdings, Inc. ............... 2,085 47,204
Kronos Worldwide, Inc. ............... 2,412 44,381
Livent Corp.
(a)
..................... 18,818 426,980
LSB Industries, Inc.
(a)
................ 3,682 51,033
Minerals Technologies, Inc.
(b)
........... 3,806 233,460
Origin Materials, Inc.
(a)
............... 12,352 63,242
Orion Engineered Carbons SA .......... 7,203 111,863
Perimeter Solutions SA
(a)(b)
............ 14,146 153,343
PureCycle Technologies, Inc.
(a)(b)
......... 12,337 91,541
Quaker Chemical Corp.
(b)
............. 1,605 239,980
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 19,959
Schweitzer-Mauduit International, Inc. ..... 3,739 93,924
Sensient Technologies Corp. ........... 4,973 400,625
Stepan Co.
(b)
...................... 2,472 250,537
Tredegar Corp. .................... 2,654 26,540
Trinseo plc ....................... 4,198 161,455
Tronox Holdings plc, Class A ........... 13,894 233,419
Valhi, Inc. ........................ 267 12,106
5,761,049
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.
(b)
................ 7,785 338,025
ACCO Brands Corp. ................. 11,547 75,402
ACV Auctions, Inc., Class A
(a)
........... 13,091 85,615
Aris Water Solution, Inc., Class A ........ 2,712 45,236
Brady Corp., Class A ................ 5,627 265,820
BrightView Holdings, Inc.
(a)(b)
........... 4,961 59,532
Brink's Co. (The) ................... 5,388 327,106
Casella Waste Systems, Inc., Class A
(a)
.... 5,909 429,466
Cimpress plc
(a)
..................... 2,118 82,390
CoreCivic, Inc.
(a)
................... 14,309 158,973
Deluxe Corp. ...................... 5,120 110,950
Ennis, Inc. ....................... 3,295 66,658
GEO Group, Inc. (The)
(a)(b)
............. 13,996 92,374
Harsco Corp.
(a)
.................... 9,462 67,275
Healthcare Services Group, Inc.
(b)
........ 8,913 155,175
Heritage-Crystal Clean, Inc.
(a)
........... 2,056 55,430
HNI Corp. ........................ 4,904 170,120
Interface, Inc. ..................... 7,046 88,357
KAR Auction Services, Inc.
(a)(b)
.......... 14,510 214,313
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Kimball International, Inc., Class B ....... 5,009 $ 38,419
Li-Cycle Holdings Corp.
(a)
............. 15,355 105,642
Matthews International Corp., Class A
(b)
.... 3,699 106,050
MillerKnoll, Inc. .................... 9,101 239,083
Montrose Environmental Group, Inc.
(a)
..... 3,080 103,981
NL Industries, Inc. .................. 244 2,408
Pitney Bowes, Inc. .................. 15,420 55,820
Quad/Graphics, Inc.
(a)
................ 4,043 11,118
SP Plus Corp.
(a)
.................... 2,737 84,081
Steelcase, Inc., Class A .............. 10,547 113,169
UniFirst Corp. ..................... 1,738 299,249
Viad Corp.
(a)(b)
..................... 2,488 68,694
VSE Corp. ....................... 1,237 46,486
4,162,417
Communications Equipment — 0.8%
ADTRAN, Inc. ..................... 5,675 99,483
Aviat Networks, Inc.
(a)
................ 794 19,882
Calix, Inc.
(a)
....................... 6,576 224,505
Cambium Networks Corp.
(a)
............ 1,625 23,806
Casa Systems, Inc.
(a)(b)
............... 5,265 20,691
Clearfield, Inc.
(a)
.................... 1,299 80,473
CommScope Holding Co., Inc.
(a)
......... 23,813 145,736
Comtech Telecommunications Corp. ...... 3,661 33,205
Digi International, Inc.
(a)
............... 4,267 103,347
DZS, Inc.
(a)
....................... 1,653 26,894
Extreme Networks, Inc.
(a)
.............. 14,854 132,498
Harmonic, Inc.
(a)
.................... 10,653 92,361
Infinera Corp.
(a)
.................... 22,403 120,080
Inseego Corp.
(a)(b)
................... 13,836 26,150
NETGEAR, Inc.
(a)
................... 2,900 53,708
NetScout Systems, Inc.
(a)(b)
............ 8,373 283,426
Ondas Holdings, Inc.
(a)
............... 3,968 21,388
Plantronics, Inc.
(a)
................... 4,911 194,868
Ribbon Communications, Inc.
(a)
......... 5,868 17,839
Viavi Solutions, Inc.
(a)
................ 26,425 349,603
2,069,943
Construction & Engineering — 1.3%
Ameresco, Inc., Class A
(a)
............. 3,686 167,934
API Group Corp.
(a)
.................. 24,052 360,059
Arcosa, Inc.
(b)
..................... 5,611 260,519
Argan, Inc. ....................... 1,627 60,720
Comfort Systems USA, Inc. ............ 4,116 342,245
Concrete Pumping Holdings, Inc.
(a)
....... 2,411 14,611
Construction Partners, Inc., Class A
(a)
..... 4,697 98,355
Dycom Industries, Inc.
(a)
.............. 3,353 311,963
EMCOR Group, Inc. ................. 5,964 614,053
Fluor Corp.
(a)
...................... 16,527 402,267
Granite Construction, Inc. ............. 5,458 159,046
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 102,271
IES Holdings, Inc.
(a)(b)
................ 1,037 31,286
Infrastructure and Energy Alternatives, Inc.
(a)
4,327 34,746
MYR Group, Inc.
(a)
.................. 2,002 176,436
Northwest Pipe Co.
(a)
................ 1,024 30,659
NV5 Global, Inc.
(a)(b)
................. 1,606 187,484
Primoris Services Corp. .............. 6,380 138,829
Sterling Infrastructure, Inc.
(a)
........... 3,274 71,766
Tutor Perini Corp.
(a)
................. 4,815 42,276
3,607,525
Construction Materials — 0.1%
Summit Materials, Inc., Class A
(a)
........ 13,770 320,704
United States Lime & Minerals, Inc. ....... 202 21,331
342,035

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 946 $ 33,271
Consumer Portfolio Services, Inc.
(a)
....... 1,661 17,025
Curo Group Holdings Corp. ............ 2,603 14,394
Encore Capital Group, Inc.
(a)(b)
.......... 2,777 160,427
Enova International, Inc.
(a)(b)
............ 3,696 106,519
EZCORP, Inc., Class A
(a)
.............. 5,579 41,898
FirstCash Holdings, Inc. .............. 4,482 311,544
Green Dot Corp., Class A
(a)
............ 5,435 136,473
LendingClub Corp.
(a)
................. 12,159 142,139
LendingTree, Inc.
(a)
.................. 1,218 53,373
Moneylion, Inc.
(a)
................... 16,779 22,148
Navient Corp. ..................... 14,059 196,685
Nelnet, Inc., Class A ................. 1,830 156,007
NerdWallet, Inc., Class A
(a)
............. 2,974 23,584
Oportun Financial Corp.
(a)
............. 3,406 28,168
OppFi, Inc.
(a)
...................... 2,409 7,926
PRA Group, Inc.
(a)
.................. 4,608 167,547
PROG Holdings, Inc.
(a)
............... 6,668 110,022
Regional Management Corp. ........... 727 27,168
Sunlight Financial Holdings, Inc.
(a)
........ 2,822 8,325
World Acceptance Corp.
(a)(b)
............ 439 49,273
1,813,916
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)
.................... 2,131 4,326
Greif, Inc., Class A
(b)
................. 3,126 195,000
Greif, Inc., Class B .................. 626 38,993
Myers Industries, Inc. ................ 4,293 97,580
O-I Glass, Inc.
(a)
.................... 18,515 259,210
Pactiv Evergreen, Inc. ............... 5,271 52,499
Ranpak Holdings Corp.
(a)
.............. 5,649 39,543
TriMas Corp. ...................... 4,920 136,235
823,386
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 3,716 82,941
Weyco Group, Inc. .................. 685 16,748
99,689
Diversified Consumer Services — 1.0%
2U, Inc.
(a)
........................ 8,442 88,388
Adtalem Global Education, Inc.
(a)
........ 5,210 187,404
American Public Education, Inc.
(a)
........ 2,291 37,023
Beachbody Co., Inc. (The)
(a)
............ 12,151 14,581
Carriage Services, Inc. ............... 1,563 61,973
Chegg, Inc.
(a)
...................... 14,442 271,221
Coursera, Inc.
(a)
.................... 13,093 185,659
Duolingo, Inc., Class A
(a)
.............. 2,733 239,274
European Wax Center, Inc., Class A ...... 2,455 43,257
Frontdoor, Inc.
(a)
.................... 9,611 231,433
Graham Holdings Co., Class B .......... 461 261,313
Laureate Education, Inc. .............. 13,159 152,250
Nerdy, Inc.
(a)
...................... 6,292 13,402
OneSpaWorld Holdings Ltd.
(a)
.......... 7,705 55,245
Perdoceo Education Corp.
(a)
........... 7,926 93,368
PowerSchool Holdings, Inc., Class A
(a)
..... 5,690 68,564
Rover Group, Inc.
(a)
................. 10,766 40,480
StoneMor, Inc.
(a)
.................... 1,856 6,348
Strategic Education, Inc.
(b)
............. 2,671 188,519
Stride, Inc.
(a)(b)
..................... 4,713 192,243
Udemy, Inc.
(a)(b)
.................... 8,378 85,539
Universal Technical Institute, Inc.
(a)
....... 3,761 26,816
Vivint Smart Home, Inc.
(a)
............. 12,925 44,979
WW International, Inc.
(a)(b)
............. 6,282 40,142
2,629,421
Security
Shares
Shares Value
Diversified Financial Services — 0.3%
Alerus Financial Corp. ............... 1,846 $ 43,953
A-Mark Precious Metals, Inc. ........... 2,082 67,145
Banco Latinoamericano de Comercio Exterior
SA
(a)
......................... 3,194 42,385
Cannae Holdings, Inc.
(a)
.............. 8,774 169,689
Compass Diversified Holdings .......... 7,408 158,679
Jackson Financial, Inc., Class A ......... 9,068 242,569
SWK Holdings Corp.
(a)
............... 413 7,215
731,635
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
..................... 1,565 64,274
ATN International, Inc. ............... 1,274 59,763
Bandwidth, Inc., Class A
(a)
............. 2,694 50,701
Charge Enterprises, Inc.
(a)
............. 12,554 59,883
Cogent Communications Holdings, Inc. .... 5,020 305,015
Consolidated Communications Holdings, Inc.
(a)
8,625 60,375
EchoStar Corp., Class A
(a)
............. 4,513 87,101
Globalstar, Inc.
(a)
................... 78,722 96,828
IDT Corp., Class B
(a)
................. 1,725 43,384
Iridium Communications, Inc.
(a)
.......... 14,789 555,475
Liberty Latin America Ltd., Class A
(a)
...... 5,114 39,889
Liberty Latin America Ltd., Class C
(a)
...... 17,759 138,343
Ooma, Inc.
(a)
...................... 2,149 25,444
Radius Global Infrastructure, Inc.
(a)
....... 8,487 129,512
Starry Group Holdings, Inc., Class A
(a)
..... 2,761 11,375
1,727,362
Electric Utilities — 0.8%
ALLETE, Inc. ..................... 6,656 391,240
MGE Energy, Inc. ................... 4,227 328,987
Otter Tail Corp. .................... 4,881 327,661
PNM Resources, Inc. ................ 9,923 474,121
Portland General Electric Co. ........... 10,635 513,990
Via Renewables, Inc. ................ 880 6,741
2,042,740
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc. ......... 1,497 34,192
Array Technologies, Inc.
(a)
............. 17,505 192,730
Atkore, Inc.
(a)(b)
..................... 5,093 422,770
AZZ, Inc. ........................ 2,862 116,827
Babcock & Wilcox Enterprises, Inc.
(a)
...... 7,902 47,649
Blink Charging Co.
(a)
................. 4,355 71,988
Bloom Energy Corp., Class A
(a)(b)
........ 18,906 311,949
Encore Wire Corp. .................. 2,211 229,767
Energy Vault Holdings, Inc.
(a)(b)
.......... 2,921 29,268
EnerSys
(b)
........................ 4,888 288,197
Enovix Corp.
(a)
..................... 12,630 112,533
ESS Tech, Inc.
(a)
................... 9,365 26,316
Fluence Energy, Inc.
(a)
............... 4,171 39,541
FTC Solar, Inc.
(a)(b)
.................. 4,852 17,564
FuelCell Energy, Inc.
(a)(b)
.............. 43,487 163,076
GrafTech International Ltd. ............ 22,819 161,330
Heliogen, Inc.
(a)
.................... 2,462 5,195
NuScale Power Corp.
(a)
............... 1,991 19,890
Powell Industries, Inc. ................ 914 21,360
Preformed Line Products Co. ........... 290 17,835
Shoals Technologies Group, Inc., Class A
(a)
. 12,986 214,009
Stem, Inc.
(a)(b)
..................... 16,733 119,808
Thermon Group Holdings, Inc.
(a)
......... 4,213 59,193
TPI Composites, Inc.
(a)
............... 4,261 53,263
Vicor Corp.
(a)(b)
..................... 2,462 134,745
2,910,995

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)(b)
................. 2,594 $ 53,410
Advanced Energy Industries, Inc.
(b)
....... 4,363 318,412
Aeva Technologies, Inc.
(a)
............. 9,944 31,125
AEye, Inc.
(a)
...................... 3,067 5,858
Akoustis Technologies, Inc.
(a)(b)
.......... 4,621 17,098
Arlo Technologies, Inc.
(a)
.............. 9,839 61,691
Badger Meter, Inc. .................. 3,380 273,408
Belden, Inc. ...................... 5,095 271,411
Benchmark Electronics, Inc. ........... 4,169 94,053
Cepton, Inc.
(a)(b)
.................... 6,078 9,482
CTS Corp. ....................... 3,681 125,338
ePlus, Inc.
(a)
...................... 3,079 163,556
Evolv Technologies Holdings, Inc.
(a)
....... 9,759 25,959
Fabrinet
(a)(b)
....................... 4,288 347,757
FARO Technologies, Inc.
(a)
............. 2,195 67,672
Focus Universal, Inc.
(a)
............... 2,055 23,468
Identiv, Inc.
(a)
...................... 3,137 36,326
Insight Enterprises, Inc.
(a)
............. 3,758 324,240
Itron, Inc.
(a)
....................... 5,238 258,914
Kimball Electronics, Inc.
(a)
............. 2,651 53,285
Knowles Corp.
(a)
................... 10,311 178,690
Lightwave Logic, Inc.
(a)(b)
.............. 12,978 84,876
Methode Electronics, Inc. ............. 4,365 161,680
MicroVision, Inc.
(a)(b)
................. 18,888 72,530
Mirion Technologies, Inc.
(a)
............. 15,904 91,607
Napco Security Technologies, Inc.
(a)
...... 3,412 70,253
nLight, Inc.
(a)
...................... 5,074 51,856
Novanta, Inc.
(a)
.................... 4,125 500,239
OSI Systems, Inc.
(a)
................. 1,902 162,507
Ouster, Inc., Class A
(a)(b)
.............. 19,078 30,906
PAR Technology Corp.
(a)(b)
............. 3,058 114,644
PC Connection, Inc. ................. 1,428 62,903
Plexus Corp.
(a)(b)
.................... 3,188 250,258
Rogers Corp.
(a)
.................... 2,178 570,832
Sanmina Corp.
(a)
................... 7,188 292,767
ScanSource, Inc.
(a)
.................. 3,029 94,323
SmartRent, Inc., Class A
(a)
............. 13,815 62,444
TTM Technologies, Inc.
(a)
.............. 11,766 147,075
Velodyne Lidar, Inc.
(a)
................ 22,417 21,413
Vishay Intertechnology, Inc. ............ 16,019 285,459
Vishay Precision Group, Inc.
(a)
.......... 1,647 47,977
5,917,702
Energy Equipment & Services — 1.6%
Archrock, Inc. ..................... 15,696 129,806
Borr Drilling Ltd.
(a)
.................. 15,602 71,925
Bristow Group, Inc.
(a)
................ 2,784 65,146
Cactus, Inc., Class A ................ 6,860 276,252
ChampionX Corp. .................. 23,725 470,941
Diamond Offshore Drilling, Inc.
(a)
......... 11,597 68,306
DMC Global, Inc.
(a)
.................. 2,255 40,658
Dril-Quip, Inc.
(a)
.................... 4,147 106,993
Expro Group Holdings NV
(a)
............ 9,001 103,692
Helix Energy Solutions Group, Inc.
(a)(b)
..... 15,145 46,950
Helmerich & Payne, Inc.
(b)
............. 12,125 522,103
Liberty Energy, Inc., Class A
(a)(b)
......... 16,576 211,510
Nabors Industries Ltd.
(a)
.............. 1,052 140,863
National Energy Services Reunited Corp.
(a)
. 4,567 30,964
Newpark Resources, Inc.
(a)
............ 9,330 28,830
NexTier Oilfield Solutions, Inc.
(a)
......... 20,400 194,004
Noble Corp.
(a)
..................... 4,369 110,754
Oceaneering International, Inc.
(a)
........ 11,627 124,176
Oil States International, Inc.
(a)
........... 7,905 42,845
Patterson-UTI Energy, Inc. ............ 24,908 392,550
ProPetro Holding Corp.
(a)
.............. 10,668 106,680
RPC, Inc.
(a)
....................... 8,169 56,448
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Select Energy Services, Inc., Class A
(a)
.... 8,100 $ 55,242
Solaris Oilfield Infrastructure, Inc., Class A .. 3,421 37,220
TETRA Technologies, Inc.
(a)
............ 14,638 59,430
Tidewater, Inc.
(a)
................... 4,425 93,323
US Silica Holdings, Inc.
(a)
............. 8,832 100,861
Valaris Ltd.
(a)
...................... 7,261 306,705
Weatherford International plc
(a)
.......... 8,207 173,742
4,168,919
Entertainment — 0.3%
(a)
Cinemark Holdings, Inc.
(b)
............. 13,036 195,801
IMAX Corp. ....................... 6,070 102,522
Liberty Media Corp.-Liberty Braves, Class A . 1,365 34,330
Liberty Media Corp.-Liberty Braves, Class C . 4,246 101,904
Lions Gate Entertainment Corp., Class A ... 6,947 64,676
Lions Gate Entertainment Corp., Class B ... 13,753 121,439
Madison Square Garden Entertainment Corp. 3,090 162,596
Marcus Corp. (The)
(b)
................ 3,200 47,264
Playstudios, Inc. ................... 9,200 39,376
Redbox Entertainment, Inc.
(b)
........... 759 5,617
Reservoir Media, Inc. ................ 2,375 15,485
Skillz, Inc.
(b)
....................... 35,481 43,996
935,006
Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust ................. 10,451 163,245
Agree Realty Corp.
(b)
................ 8,625 622,121
Alexander & Baldwin, Inc. ............. 8,768 157,386
Alexander's, Inc. ................... 227 50,430
American Assets Trust, Inc. ............ 5,734 170,300
Apartment Investment and Management Co.,
Class A
(a)
...................... 17,769 113,722
Apple Hospitality REIT, Inc. ............ 24,981 366,471
Armada Hoffler Properties, Inc. ......... 7,903 101,474
Ashford Hospitality Trust, Inc.
(a)
......... 3,994 23,884
Bluerock Residential Growth REIT, Inc. .... 3,328 87,493
Braemar Hotels & Resorts, Inc. ......... 8,632 37,031
Brandywine Realty Trust .............. 20,253 195,239
Broadstone Net Lease, Inc. ............ 20,051 411,246
BRT Apartments Corp. ............... 1,148 24,670
CareTrust REIT, Inc.
(b)
................ 11,457 211,267
CatchMark Timber Trust, Inc., Class A ..... 6,369 64,072
CBL & Associates Properties, Inc.
(a)
....... 3,091 72,608
Cedar Realty Trust, Inc. .............. 1,247 35,901
Centerspace ...................... 1,733 141,326
Chatham Lodging Trust
(a)
............. 5,037 52,637
City Office REIT, Inc. ................ 5,072 65,682
Clipper Realty, Inc. .................. 1,061 8,191
Community Healthcare Trust, Inc. ........ 2,851 103,235
Corporate Office Properties Trust
(b)
....... 13,388 350,632
CTO Realty Growth, Inc. .............. 766 46,818
DiamondRock Hospitality Co.
(a)
......... 24,581 201,810
Diversified Healthcare Trust ............ 27,473 50,001
Easterly Government Properties, Inc. ..... 10,365 197,350
Empire State Realty Trust, Inc., Class A .... 16,831 118,322
Equity Commonwealth
(a)
.............. 12,826 353,100
Essential Properties Realty Trust, Inc. ..... 15,158 325,745
Farmland Partners, Inc. .............. 5,317 73,375
Four Corners Property Trust, Inc.
(b)
....... 9,256 246,117
Franklin Street Properties Corp. ......... 12,106 50,482
Getty Realty Corp. .................. 4,800 127,200
Gladstone Commercial Corp. ........... 4,247 80,013
Gladstone Land Corp. ............... 3,781 83,787
Global Medical REIT, Inc. ............. 7,385 82,933
Global Net Lease, Inc.
(b)
.............. 12,558 177,821
Healthcare Realty Trust, Inc. ........... 17,524 476,653

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust
(a)
............. 3,015 $ 29,577
Independence Realty Trust, Inc. ......... 25,739 533,569
Indus Realty Trust, Inc.
(b)
.............. 569 33,776
Industrial Logistics Properties Trust ....... 7,933 111,697
Innovative Industrial Properties, Inc. ...... 3,225 354,331
InvenTrust Properties Corp. ............ 7,868 202,916
iStar, Inc. ........................ 8,154 111,791
Kite Realty Group Trust ............... 25,298 437,402
LTC Properties, Inc. ................. 4,521 173,561
LXP Industrial Trust
(b)
................ 33,351 358,190
Macerich Co. (The) ................. 25,307 220,424
National Health Investors, Inc.
(b)
......... 5,220 316,384
Necessity Retail REIT, Inc. (The) ........ 15,377 111,944
NETSTREIT Corp. .................. 5,588 105,446
NexPoint Residential Trust, Inc. ......... 2,645 165,339
Office Properties Income Trust .......... 5,756 114,832
One Liberty Properties, Inc. ............ 1,642 42,659
Orion Office REIT, Inc.
(b)
.............. 6,624 72,599
Outfront Media, Inc. ................. 17,362 294,286
Paramount Group, Inc. ............... 21,973 158,865
Pebblebrook Hotel Trust .............. 15,057 249,494
Phillips Edison & Co., Inc. ............. 13,277 443,585
Physicians Realty Trust ............... 26,202 457,225
Piedmont Office Realty Trust, Inc., Class A .. 14,273 187,262
Plymouth Industrial REIT, Inc. .......... 4,374 76,720
Postal Realty Trust, Inc., Class A ........ 2,550 37,995
PotlatchDeltic Corp. ................. 8,151 360,193
PS Business Parks, Inc. .............. 2,391 447,476
Retail Opportunity Investments Corp. ..... 14,207 224,186
RLJ Lodging Trust .................. 19,532 215,438
RPT Realty ....................... 9,979 98,094
Ryman Hospitality Properties, Inc.
(a)
...... 6,249 475,111
Sabra Health Care REIT, Inc. ........... 27,016 377,413
Safehold, Inc. ..................... 2,444 86,444
Saul Centers, Inc. .................. 1,197 56,391
Service Properties Trust .............. 19,168 100,249
SITE Centers Corp. ................. 22,615 304,624
STAG Industrial, Inc. ................ 21,206 654,841
Summit Hotel Properties, Inc.
(a)
......... 12,452 90,526
Sunstone Hotel Investors, Inc.
(a)
......... 25,642 254,369
Tanger Factory Outlet Centers, Inc. ....... 11,973 170,256
Terreno Realty Corp. ................ 8,631 481,006
UMH Properties, Inc. ................ 5,217 92,132
Uniti Group, Inc. ................... 27,554 259,559
Universal Health Realty Income Trust ..... 1,613 85,828
Urban Edge Properties ............... 13,285 202,065
Urstadt Biddle Properties, Inc., Class A .... 3,838 62,176
Veris Residential, Inc.
(a)
............... 10,338 136,875
Washington REIT ................... 10,102 215,274
Whitestone REIT ................... 4,877 52,428
Xenia Hotels & Resorts, Inc.
(a)
.......... 13,282 192,987
17,419,600
Food & Staples Retailing — 0.6%
Andersons, Inc. (The) ................ 3,648 120,347
Chefs' Warehouse, Inc. (The)
(a)
......... 3,794 147,549
HF Foods Group, Inc.
(a)
............... 3,248 16,955
Ingles Markets, Inc., Class A ........... 1,713 148,603
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 17,481
PriceSmart, Inc. .................... 2,909 208,372
Rite Aid Corp.
(a)
.................... 7,512 50,631
SpartanNash Co. ................... 4,367 131,752
Sprouts Farmers Market, Inc.
(a)
.......... 12,741 322,602
United Natural Foods, Inc.
(a)(b)
.......... 6,927 272,924
Village Super Market, Inc., Class A ....... 802 18,294
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Weis Markets, Inc. .................. 1,962 $ 146,247
1,601,757
Food Products — 1.4%
Alico, Inc. ........................ 728 25,939
AppHarvest, Inc.
(a)(b)
................. 10,474 36,554
B&G Foods, Inc.
(b)
.................. 7,868 187,101
Benson Hill, Inc.
(a)
.................. 19,877 54,463
Beyond Meat, Inc.
(a)(b)
................ 7,129 170,668
BRC, Inc., Class A
(a)(b)
................ 2,980 24,317
Calavo Growers, Inc. ................ 2,114 88,196
Cal-Maine Foods, Inc. ................ 4,402 217,503
Fresh Del Monte Produce, Inc. .......... 3,543 104,625
Hain Celestial Group, Inc. (The)
(a)
........ 8,730 207,250
Hostess Brands, Inc.
(a)
............... 16,346 346,699
J & J Snack Foods Corp.
(b)
............ 1,819 254,041
John B Sanfilippo & Son, Inc. ........... 1,021 74,012
Lancaster Colony Corp. .............. 2,263 291,429
Landec Corp.
(a)
.................... 2,746 27,378
Local Bounti Corp.
(a)
................. 2,352 7,479
Mission Produce, Inc.
(a)
............... 4,423 63,028
Sanderson Farms, Inc. ............... 2,537 546,800
Seneca Foods Corp., Class A
(a)
......... 794 44,099
Simply Good Foods Co. (The)
(a)
......... 10,360 391,297
Sovos Brands, Inc.
(a)
................. 3,571 56,672
SunOpta, Inc.
(a)
.................... 11,339 88,217
Tattooed Chef, Inc., Class A
(a)
.......... 6,776 42,689
Tootsie Roll Industries, Inc.
(b)
........... 1,654 58,469
TreeHouse Foods, Inc.
(a)
.............. 5,905 246,947
Utz Brands, Inc., Class A .............. 7,132 98,564
Vital Farms, Inc.
(a)
.................. 3,731 32,646
Whole Earth Brands, Inc., Class A
(a)(b)
..... 4,458 27,640
3,814,722
Gas Utilities — 1.3%
Brookfield Infrastructure Corp., Class A
(b)
... 11,308 480,590
Chesapeake Utilities Corp. ............ 2,038 264,023
New Jersey Resources Corp. ........... 11,179 497,801
Northwest Natural Holding Co. .......... 3,961 210,329
ONE Gas, Inc. ..................... 6,291 510,766
South Jersey Industries, Inc. ........... 14,504 495,167
Southwest Gas Holdings, Inc. .......... 7,780 677,482
Spire, Inc. ........................ 6,125 455,516
3,591,674
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc.
(a)
.............. 8,211 53,700
AngioDynamics, Inc.
(a)
............... 4,358 84,327
Artivion, Inc.
(a)(b)
.................... 4,519 85,319
AtriCure, Inc.
(a)
.................... 5,323 217,498
Atrion Corp. ...................... 172 108,164
Avanos Medical, Inc.
(a)
............... 5,472 149,604
AxoGen, Inc.
(a)
..................... 4,664 38,198
Axonics, Inc.
(a)
..................... 5,401 306,075
BioLife Solutions, Inc.
(a)
............... 3,913 54,039
Bioventus, Inc., Class A
(a)
............. 3,968 27,062
Butterfly Network, Inc., Class A
(a)(b)
....... 14,685 45,083
Cardiovascular Systems, Inc.
(a)
.......... 4,687 67,305
Cerus Corp.
(a)
..................... 20,119 106,430
CONMED Corp. .................... 3,275 313,614
CryoPort, Inc.
(a)
.................... 5,038 156,077
Cue Health, Inc.
(a)(b)
................. 12,510 40,032
Cutera, Inc.
(a)
..................... 2,055 77,062
Embecta Corp.
(a)
................... 6,659 168,606
Figs, Inc., Class A
(a)
................. 14,807 134,892
Glaukos Corp.
(a)
.................... 5,384 244,541

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.
(a)
................ 6,018 $ 392,253
Heska Corp.
(a)
..................... 1,143 108,025
Inari Medical, Inc.
(a)
................. 5,601 380,812
Inogen, Inc.
(a)
..................... 2,345 56,702
Integer Holdings Corp.
(a)(b)
............. 3,804 268,791
iRadimed Corp. .................... 746 25,319
iRhythm Technologies, Inc.
(a)
........... 3,491 377,133
Lantheus Holdings, Inc.
(a)
............. 8,064 532,466
LeMaitre Vascular, Inc. ............... 2,344 106,769
LivaNova plc
(a)
..................... 6,356 397,059
Meridian Bioscience, Inc.
(a)
............ 4,961 150,914
Merit Medical Systems, Inc.
(a)
........... 6,490 352,212
Mesa Laboratories, Inc. .............. 604 123,180
Nano-X Imaging Ltd.
(a)(b)
.............. 4,880 55,144
Natus Medical, Inc.
(a)
................ 4,176 136,848
Neogen Corp.
(a)
.................... 12,568 302,763
Nevro Corp.
(a)(b)
.................... 4,159 182,289
NuVasive, Inc.
(a)
.................... 6,179 303,760
Omnicell, Inc.
(a)(b)
................... 5,099 580,011
OraSure Technologies, Inc.
(a)
........... 10,844 29,387
Orthofix Medical, Inc.
(a)
............... 1,973 46,444
OrthoPediatrics Corp.
(a)
............... 1,590 68,608
Outset Medical, Inc.
(a)
................ 5,650 83,959
Owlet, Inc.
(a)
...................... 3,855 6,554
Paragon 28, Inc.
(a)(b)
................. 5,353 84,952
PROCEPT BioRobotics Corp.
(a)
......... 2,972 97,155
Pulmonx Corp.
(a)
................... 3,970 58,438
RxSight, Inc.
(a)
..................... 2,740 38,579
SeaSpine Holdings Corp.
(a)
............ 5,158 29,143
Senseonics Holdings, Inc.
(a)(b)
........... 57,601 59,329
Shockwave Medical, Inc.
(a)(b)
........... 4,175 798,135
SI-BONE, Inc.
(a)
.................... 3,832 50,582
Sight Sciences, Inc.
(a)
................ 2,527 22,718
Silk Road Medical, Inc.
(a)(b)
............. 4,046 147,234
STAAR Surgical Co.
(a)
................ 5,567 394,867
Surmodics, Inc.
(a)
................... 1,368 50,931
Tactile Systems Technology, Inc.
(a)
....... 2,289 16,710
TransMedics Group, Inc.
(a)
............. 3,161 99,413
Treace Medical Concepts, Inc.
(a)(b)
........ 4,077 58,464
UFP Technologies, Inc.
(a)
.............. 768 61,110
Utah Medical Products, Inc. ............ 361 31,010
Varex Imaging Corp.
(a)(b)
.............. 4,501 96,276
Vicarious Surgical, Inc.
(a)
.............. 6,333 18,619
ViewRay, Inc.
(a)
.................... 17,061 45,212
Zimvie, Inc.
(a)
...................... 2,416 38,680
Zynex, Inc. ....................... 2,272 18,131
9,860,718
Health Care Providers & Services — 2.9%
1Life Healthcare, Inc.
(a)
............... 20,936 164,138
23andMe Holding Co.
(a)(b)
............. 19,957 49,493
Accolade, Inc.
(a)
.................... 7,322 54,183
AdaptHealth Corp.
(a)
................. 8,434 152,149
Addus HomeCare Corp.
(a)
............. 1,865 155,317
Agiliti, Inc.
(a)
...................... 3,163 64,873
AirSculpt Technologies, Inc.
(a)
........... 2,032 12,050
Alignment Healthcare, Inc.
(a)
........... 9,330 106,455
AMN Healthcare Services, Inc.
(a)(b)
....... 5,271 578,281
Apollo Medical Holdings, Inc.
(a)(b)
......... 4,433 171,070
ATI Physical Therapy, Inc.
(a)(b)
........... 8,685 12,246
Aveanna Healthcare Holdings, Inc.
(a)
...... 8,162 18,446
Brookdale Senior Living, Inc.
(a)
.......... 22,076 100,225
Cano Health, Inc., Class A
(a)
............ 18,795 82,322
CareMax, Inc.
(a)
.................... 6,923 25,131
Castle Biosciences, Inc.
(a)(b)
............ 3,023 66,355
Clover Health Investments Corp.
(a)
....... 44,296 94,793
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(a)
....... 14,812 $ 55,545
CorVel Corp.
(a)
..................... 1,059 155,959
Covetrus, Inc.
(a)
.................... 12,346 256,180
Cross Country Healthcare, Inc.
(a)
........ 4,089 85,174
DocGo, Inc.
(a)
..................... 9,348 66,745
Ensign Group, Inc. (The) .............. 6,289 462,053
Fulgent Genetics, Inc.
(a)(b)
............. 2,569 140,088
Hanger, Inc.
(a)
..................... 4,420 63,294
HealthEquity, Inc.
(a)
.................. 9,762 599,289
Hims & Hers Health, Inc.
(a)
............. 14,090 63,828
Innovage Holding Corp.
(a)
............. 2,186 9,575
Invitae Corp.
(a)(b)
.................... 27,049 66,000
Joint Corp. (The)
(a)
.................. 1,617 24,756
LHC Group, Inc.
(a)
.................. 3,463 539,328
LifeStance Health Group, Inc.
(a)
......... 8,381 46,598
MEDNAX, Inc.
(a)
.................... 9,976 209,596
ModivCare, Inc.
(a)
................... 1,473 124,469
National HealthCare Corp. ............. 1,502 104,990
National Research Corp. .............. 1,501 57,458
Oncology Institute, Inc. (The)
(a)
.......... 2,180 11,031
OPKO Health, Inc.
(a)(b)
................ 45,232 114,437
Option Care Health, Inc.
(a)
............. 16,680 463,537
Owens & Minor, Inc. ................. 8,653 272,137
P3 Health Partners, Inc.
(a)
............. 2,953 10,985
Patterson Cos., Inc.
(b)
................ 10,361 313,938
Pennant Group, Inc. (The)
(a)
............ 3,082 39,480
PetIQ, Inc.
(a)
...................... 3,149 52,872
Privia Health Group, Inc.
(a)(b)
............ 4,944 143,969
Progyny, Inc.
(a)(b)
................... 8,686 252,328
R1 RCM, Inc.
(a)
.................... 15,691 328,883
RadNet, Inc.
(a)
..................... 5,560 96,077
Select Medical Holdings Corp. .......... 12,541 296,218
Sema4 Holdings Corp.
(a)
.............. 18,354 23,126
Surgery Partners, Inc.
(a)
.............. 4,607 133,235
US Physical Therapy, Inc. ............. 1,542 168,386
7,759,091
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.
(a)
..... 13,229 196,186
American Well Corp., Class A
(a)
......... 26,631 115,046
Babylon Holdings Ltd., Class A
(a)
........ 12,642 12,361
Computer Programs & Systems, Inc.
(a)
..... 1,471 47,028
Convey Health Solutions Holdings, Inc.
(a)
... 2,360 24,544
Evolent Health, Inc., Class A
(a)(b)
......... 9,749 299,392
Health Catalyst, Inc.
(a)
................ 6,254 90,620
HealthStream, Inc.
(a)
................. 2,573 55,860
Inspire Medical Systems, Inc.
(a)
......... 3,203 585,092
Multiplan Corp., Class A
(a)(b)
............ 43,871 240,852
NextGen Healthcare, Inc.
(a)
............ 6,519 113,691
Nutex Health, Inc.
(a)
................. 4,502 14,519
OptimizeRx Corp.
(a)
................. 2,300 62,997
Phreesia, Inc.
(a)
.................... 5,702 142,607
Schrodinger, Inc.
(a)(b)
................. 6,265 165,459
Sharecare, Inc.
(a)(b)
.................. 7,124 11,256
Simulations Plus, Inc. ................ 1,835 90,521
2,268,031
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.
(a)(b)
........... 6,784 72,046
Bally's Corp.
(a)
..................... 4,628 91,542
Biglari Holdings, Inc., Class B
(a)
......... 67 8,221
BJ's Restaurants, Inc.
(a)
............... 2,317 50,233
Bloomin' Brands, Inc. ................ 10,444 173,579
Bluegreen Vacations Holding Corp. ....... 1,355 33,821
Bowlero Corp.
(a)
.................... 4,516 47,824
Brinker International, Inc.
(a)
............ 5,044 111,119

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Century Casinos, Inc.
(a)
............... 2,541 $ 18,295
Cheesecake Factory, Inc. (The)
(b)
........ 5,452 144,042
Chuy's Holdings, Inc.
(a)
............... 2,210 44,023
Cracker Barrel Old Country Store, Inc.
(b)
... 2,693 224,839
Dave & Buster's Entertainment, Inc.
(a)
..... 5,156 169,014
Denny's Corp.
(a)
.................... 6,672 57,913
Dine Brands Global, Inc. .............. 1,833 119,292
El Pollo Loco Holdings, Inc.
(a)
........... 2,952 29,048
Everi Holdings, Inc.
(a)
................ 10,229 166,835
F45 Training Holdings, Inc.
(a)(b)
.......... 5,465 21,477
First Watch Restaurant Group, Inc.
(a)
...... 701 10,108
Full House Resorts, Inc.
(a)
............. 3,953 24,034
Golden Entertainment, Inc.
(a)
........... 2,374 93,892
Hilton Grand Vacations, Inc.
(a)
.......... 10,452 373,450
Inspirato, Inc.
(a)
.................... 1,689 7,820
Inspired Entertainment, Inc.
(a)
........... 2,571 22,136
International Game Technology plc
(b)
...... 11,569 214,721
Jack in the Box, Inc. ................. 2,444 137,011
Krispy Kreme, Inc. .................. 8,339 113,410
Kura Sushi USA, Inc., Class A
(a)
......... 641 31,749
Life Time Group Holdings, Inc.
(a)(b)
........ 4,576 58,939
Light & Wonder, Inc.
(a)
................ 11,477 539,304
Lindblad Expeditions Holdings, Inc.
(a)
...... 4,188 33,923
Monarch Casino & Resort, Inc.
(a)
......... 1,525 89,472
NeoGames SA
(a)
................... 1,764 23,655
Noodles & Co.
(a)
.................... 3,634 17,080
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 24,343
Papa John's International, Inc.
(b)
......... 3,835 320,299
Portillo's, Inc., Class A
(a)(b)
............. 2,255 36,869
RCI Hospitality Holdings, Inc. ........... 956 46,232
Red Rock Resorts, Inc., Class A
(b)
........ 6,331 211,202
Rush Street Interactive, Inc.
(a)
.......... 7,983 37,281
Ruth's Hospitality Group, Inc. ........... 3,746 60,910
SeaWorld Entertainment, Inc.
(a)
......... 5,248 231,857
Shake Shack, Inc., Class A
(a)(b)
.......... 4,380 172,922
Sonder Holdings, Inc.
(a)
............... 5,897 6,133
Sweetgreen, Inc., Class A
(a)
............ 1,455 16,951
Target Hospitality Corp.
(a)
............. 3,965 22,640
Texas Roadhouse, Inc.
(b)
.............. 8,059 589,919
Vacasa, Inc., Class A
(a)
............... 4,750 13,680
Wingstop, Inc. ..................... 3,476 259,900
Xponential Fitness, Inc., Class A
(a)
....... 2,174 27,305
5,452,310
Household Durables — 1.5%
Aterian, Inc.
(a)(b)
.................... 7,070 15,271
Beazer Homes USA, Inc.
(a)
............ 4,012 48,425
Cavco Industries, Inc.
(a)
............... 1,087 213,041
Century Communities, Inc. ............ 3,554 159,823
Dream Finders Homes, Inc., Class A
(a)
..... 2,433 25,887
Ethan Allen Interiors, Inc. ............. 2,628 53,112
GoPro, Inc., Class A
(a)
................ 15,442 85,394
Green Brick Partners, Inc.
(a)
............ 3,253 63,661
Helen of Troy Ltd.
(a)
................. 2,760 448,252
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 25,203
Installed Building Products, Inc. ......... 2,825 234,927
iRobot Corp.
(a)
..................... 3,148 115,689
KB Home
(b)
....................... 9,284 264,223
Landsea Homes Corp.
(a)
.............. 1,327 8,838
La-Z-Boy, Inc. ..................... 5,168 122,533
Legacy Housing Corp.
(a)
.............. 963 12,567
LGI Homes, Inc.
(a)
.................. 2,423 210,559
Lifetime Brands, Inc. ................. 1,000 11,040
Lovesac Co. (The)
(a)
................. 1,802 49,555
M/I Homes, Inc.
(a)
................... 3,362 133,337
MDC Holdings, Inc. ................. 6,715 216,962
Security
Shares
Shares Value
Household Durables (continued)
Meritage Homes Corp.
(a)
.............. 4,217 $ 305,733
Purple Innovation, Inc.
(a)(b)
............. 6,667 20,401
Skyline Champion Corp.
(a)
............. 6,279 297,750
Snap One Holdings Corp.
(a)
............ 2,210 20,266
Sonos, Inc.
(a)(b)
..................... 15,127 272,891
Taylor Morrison Home Corp.
(a)(b)
......... 13,415 313,374
Traeger, Inc.
(a)(b)
.................... 2,013 8,555
TRI Pointe Homes, Inc.
(a)
.............. 11,922 201,124
Tupperware Brands Corp.
(a)(b)
........... 4,656 29,519
Universal Electronics, Inc.
(a)
............ 1,258 32,167
Vizio Holding Corp., Class A
(a)
.......... 7,878 53,728
Vuzix Corp.
(a)(b)
.................... 6,990 49,629
Weber, Inc., Class A
(b)
................ 3,138 22,625
4,146,061
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,281 54,340
Central Garden & Pet Co., Class A
(a)
...... 4,856 194,289
Energizer Holdings, Inc. .............. 7,742 219,486
WD-40 Co.
(b)
...................... 1,629 328,015
796,130
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc.
(a)
.................. 4,863 30,686
Clearway Energy, Inc. ................ 4,103 131,173
Clearway Energy, Inc., Class C
(b)
........ 9,789 341,049
Montauk Renewables, Inc.
(a)(b)
.......... 7,477 75,144
Ormat Technologies, Inc.
(b)
............ 5,267 412,669
Sunnova Energy International, Inc.
(a)
...... 11,528 212,461
1,203,182
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,016 69,398
Insurance — 2.1%
Ambac Financial Group, Inc.
(a)
.......... 5,361 60,847
American Equity Investment Life Holding Co. 9,048 330,885
AMERISAFE, Inc. .................. 2,218 115,358
Argo Group International Holdings Ltd. .... 3,782 139,405
Bright Health Group, Inc.
(a)(b)
........... 22,411 40,788
BRP Group, Inc., Class A
(a)(b)
........... 6,789 163,954
CNO Financial Group, Inc. ............. 13,800 249,642
Crawford & Co., Class A .............. 1,065 8,307
Donegal Group, Inc., Class A ........... 1,519 25,899
eHealth, Inc.
(a)
..................... 2,852 26,609
Employers Holdings, Inc. .............. 3,300 138,237
Enstar Group Ltd.
(a)
................. 1,382 295,720
Genworth Financial, Inc., Class A
(a)
....... 61,267 216,273
Goosehead Insurance, Inc., Class A ...... 2,112 96,455
Greenlight Capital Re Ltd., Class A
(a)
...... 2,695 20,832
HCI Group, Inc. .................... 839 56,851
Hippo Holdings, Inc.
(a)
................ 29,554 25,966
Horace Mann Educators Corp. .......... 4,848 186,066
Investors Title Co. .................. 120 18,827
James River Group Holdings Ltd. ........ 3,796 94,065
Kinsale Capital Group, Inc. ............ 2,549 585,352
Lemonade, Inc.
(a)(b)
.................. 4,674 85,347
MBIA, Inc.
(a)
...................... 5,521 68,184
Mercury General Corp. ............... 3,294 145,924
National Western Life Group, Inc., Class A .. 258 52,297
NI Holdings, Inc.
(a)
.................. 1,275 20,948
Oscar Health, Inc., Class A
(a)
........... 13,716 58,293
Palomar Holdings, Inc.
(a)
.............. 2,791 179,740
ProAssurance Corp. ................. 6,229 147,191
RLI Corp. ........................ 4,534 528,619
Root, Inc., Class A
(a)
................. 16,215 19,296
Safety Insurance Group, Inc. ........... 1,633 158,564

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Insurance (continued)
Selective Insurance Group, Inc. ......... 7,038 $ 611,884
Selectquote, Inc.
(a)
.................. 15,449 38,314
SiriusPoint Ltd.
(a)
................... 10,623 57,577
Stewart Information Services Corp. ....... 3,201 159,250
Tiptree, Inc. ...................... 2,438 25,892
Trean Insurance Group, Inc.
(a)(b)
......... 3,366 20,970
Trupanion, Inc.
(a)
................... 4,598 277,076
United Fire Group, Inc. ............... 2,555 87,458
Universal Insurance Holdings, Inc. ....... 2,707 35,272
5,674,434
Interactive Media & Services — 0.7%
(a)
Arena Group Holdings, Inc. (The)
(b)
....... 1,316 11,844
Bumble, Inc., Class A ................ 10,016 281,950
Cargurus, Inc.
(b)
.................... 11,849 254,635
Cars.com, Inc. ..................... 7,880 74,308
DHI Group, Inc. .................... 4,964 24,671
Eventbrite, Inc., Class A .............. 8,953 91,947
EverQuote, Inc., Class A .............. 2,151 19,015
fuboTV, Inc. ...................... 20,682 51,085
Leafly Holdings, Inc.
(b)
................ 1,304 5,868
MediaAlpha, Inc., Class A ............. 3,268 32,190
Outbrain, Inc.
(b)
.................... 4,636 23,319
QuinStreet, Inc. .................... 5,922 59,575
TrueCar, Inc. ...................... 8,527 22,085
Vimeo, Inc. ....................... 16,622 100,065
Wejo Group Ltd.
(b)
.................. 5,810 6,914
Yelp, Inc. ........................ 7,985 221,744
Ziff Davis, Inc. ..................... 5,381 401,046
ZipRecruiter, Inc., Class A ............. 9,277 137,485
1,819,746
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 30,898
1stdibs.com, Inc.
(a)(b)
................. 3,747 21,320
aka Brands Holding Corp.
(a)(b)
........... 3,941 10,877
BARK, Inc.
(a)
...................... 5,983 7,658
CarParts.com, Inc.
(a)
................. 6,656 46,193
ContextLogic, Inc., Class A
(a)
........... 66,075 105,720
Duluth Holdings, Inc., Class B
(a)(b)
........ 1,881 17,945
Groupon, Inc.
(a)
.................... 2,639 29,821
Lands' End, Inc.
(a)(b)
................. 1,728 18,351
Liquidity Services, Inc.
(a)
.............. 3,183 42,780
Lulu's Fashion Lounge Holdings, Inc.
(a)
.... 317 3,439
Overstock.com, Inc.
(a)
................ 5,060 126,551
PetMed Express, Inc. ................ 2,223 44,238
Porch Group, Inc.
(a)(b)
................ 9,074 23,229
Poshmark, Inc., Class A
(a)
............. 5,336 53,947
Quotient Technology, Inc.
(a)
............ 8,683 25,789
Qurate Retail, Inc. .................. 40,651 116,668
RealReal, Inc. (The)
(a)
................ 12,306 30,642
Rent the Runway, Inc., Class A
(a)
........ 5,424 16,652
Revolve Group, Inc., Class A
(a)(b)
......... 4,741 122,839
RumbleON, Inc., Class B
(a)
............ 1,202 17,681
Shutterstock, Inc.
(b)
.................. 2,729 156,399
Stitch Fix, Inc., Class A
(a)
.............. 9,565 47,251
ThredUp, Inc., Class A
(a)
.............. 6,815 17,038
Vivid Seats, Inc., Class A .............. 2,872 21,454
Xometry, Inc., Class A
(a)
.............. 3,923 133,107
1,288,487
IT Services — 2.2%
AvidXchange Holdings, Inc.
(a)
........... 17,020 104,503
BigCommerce Holdings, Inc.
(a)(b)
......... 7,446 120,625
Bread Financial Holdings, Inc. .......... 874 32,390
Brightcove, Inc.
(a)
................... 3,917 24,755
Security
Shares
Shares Value
IT Services (continued)
Cantaloupe, Inc.
(a)
.................. 5,454 $ 30,542
Cass Information Systems, Inc. ......... 1,674 56,581
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 5,303 19,091
Conduent, Inc.
(a)
................... 19,803 85,549
Core Scientific, Inc.
(a)
................ 25,406 37,855
CSG Systems International, Inc. ......... 3,774 225,232
Cyxtera Technologies, Inc.
(a)
........... 4,942 56,042
DigitalOcean Holdings, Inc.
(a)(b)
.......... 8,861 366,491
Edgio, Inc.
(a)
...................... 17,629 40,723
EVERTEC, Inc. .................... 7,128 262,881
Evo Payments, Inc., Class A
(a)
.......... 6,225 146,412
ExlService Holdings, Inc.
(a)
............ 3,760 553,961
Fastly, Inc., Class A
(a)(b)
............... 12,955 150,408
Flywire Corp.
(a)
.................... 6,629 116,869
Grid Dynamics Holdings, Inc.
(a)(b)
......... 5,587 93,973
Hackett Group, Inc. (The) ............. 3,173 60,192
I3 Verticals, Inc., Class A
(a)
............. 3,296 82,466
IBEX Holdings Ltd.
(a)
................. 765 12,905
Information Services Group, Inc. ......... 4,126 27,892
International Money Express, Inc.
(a)
....... 4,081 83,538
Marqeta, Inc., Class A
(a)
.............. 50,407 408,801
Maximus, Inc. ..................... 7,132 445,821
MoneyGram International, Inc.
(a)(b)
........ 10,744 107,440
Paya Holdings, Inc., Class A
(a)
.......... 11,118 73,045
Payoneer Global, Inc.
(a)
............... 25,135 98,529
Paysafe Ltd.
(a)
..................... 39,263 76,563
Perficient, Inc.
(a)
.................... 4,013 367,952
PFSweb, Inc.
(a)
.................... 1,918 22,556
Priority Technology Holdings, Inc.
(a)
....... 4,102 13,537
Rackspace Technology, Inc.
(a)
.......... 7,639 54,772
Remitly Global, Inc.
(a)(b)
............... 9,766 74,808
Repay Holdings Corp.
(a)(b)
............. 11,265 144,755
Sabre Corp.
(a)
..................... 37,864 220,747
SolarWinds Corp. .................. 5,606 57,461
Squarespace, Inc., Class A
(a)
........... 3,638 76,107
StoneCo Ltd., Class A
(a)(b)
............. 32,180 247,786
TTEC Holdings, Inc. ................. 2,194 148,951
Tucows, Inc., Class A
(a)
............... 1,020 45,400
Unisys Corp.
(a)
..................... 7,794 93,762
Verra Mobility Corp.
(a)(b)
............... 17,491 274,784
5,845,453
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............ 4,128 172,055
AMMO, Inc.
(a)(b)
.................... 10,187 39,220
Callaway Golf Co.
(a)
................. 16,244 331,378
Clarus Corp. ...................... 2,888 54,843
Johnson Outdoors, Inc., Class A ......... 508 31,069
Latham Group, Inc.
(a)
................ 5,052 35,010
Malibu Boats, Inc., Class A
(a)
........... 2,472 130,299
Marine Products Corp. ............... 1,562 14,855
MasterCraft Boat Holdings, Inc.
(a)
........ 1,836 38,648
Smith & Wesson Brands, Inc. ........... 5,641 74,066
Solo Brands, Inc., Class A
(a)
............ 3,296 13,382
Sturm Ruger & Co., Inc. .............. 2,027 129,019
Vinco Ventures, Inc.
(a)(b)
............... 21,309 29,406
Vista Outdoor, Inc.
(a)
................. 6,488 181,015
1,274,265
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc. .............. 24,042 256,047
Absci Corp. ....................... 6,346 21,069
Adaptive Biotechnologies Corp. ......... 12,943 104,709
Akoya Biosciences, Inc.
(b)
............. 1,775 22,809
Berkeley Lights, Inc. ................. 7,284 36,202
Bionano Genomics, Inc.
(b)
............. 33,551 46,300

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Codexis, Inc.
(b)
..................... 7,084 $ 74,099
Cytek Biosciences, Inc.
(b)
.............. 13,256 142,237
Inotiv, Inc. ........................ 2,066 19,834
MaxCyte, Inc. ..................... 9,265 43,823
Medpace Holdings, Inc.
(b)
............. 3,198 478,645
NanoString Technologies, Inc. .......... 5,292 67,208
Nautilus Biotechnology, Inc. ............ 5,534 14,886
NeoGenomics, Inc. ................. 14,196 115,697
Pacific Biosciences of California, Inc.
(b)
.... 26,224 115,910
Quanterix Corp. .................... 3,681 59,595
Quantum-Si, Inc. ................... 10,604 24,601
Science 37 Holdings, Inc. ............. 7,228 14,528
Seer, Inc. ........................ 5,989 53,602
Singular Genomics Systems, Inc. ........ 8,089 30,900
SomaLogic, Inc. .................... 17,374 78,531
1,821,232
Machinery — 3.8%
Alamo Group, Inc. .................. 1,186 138,086
Albany International Corp., Class A
(b)
...... 3,671 289,238
Altra Industrial Motion Corp. ........... 7,506 264,586
Astec Industries, Inc. ................ 2,763 112,675
Barnes Group, Inc. .................. 5,550 172,827
Berkshire Grey, Inc.
(a)
................ 5,667 8,217
Blue Bird Corp.
(a)
................... 1,464 13,483
Chart Industries, Inc.
(a)
............... 4,315 722,245
CIRCOR International, Inc.
(a)
........... 2,124 34,812
Columbus McKinnon Corp. ............ 3,321 94,217
Desktop Metal, Inc., Class A
(a)(b)
......... 30,698 67,536
Douglas Dynamics, Inc. .............. 2,622 75,356
Energy Recovery, Inc.
(a)(b)
............. 6,479 125,822
Enerpac Tool Group Corp. ............. 7,030 133,711
EnPro Industries, Inc. ................ 2,449 200,647
ESCO Technologies, Inc. ............. 3,037 207,640
Evoqua Water Technologies Corp.
(a)
...... 13,753 447,110
Fathom Digital Manufacturing C
(a)
........ 1,804 6,999
Federal Signal Corp. ................ 6,865 244,394
Franklin Electric Co., Inc. ............. 5,353 392,161
Gorman-Rupp Co. (The)
(b)
............. 2,709 76,665
Greenbrier Cos., Inc. (The) ............ 3,729 134,207
Helios Technologies, Inc. .............. 3,806 252,147
Hillenbrand, Inc. ................... 8,433 345,416
Hillman Solutions Corp.
(a)
............. 15,626 135,009
Hydrofarm Holdings Group, Inc.
(a)
........ 6,436 22,397
Hyliion Holdings Corp., Class A
(a)
........ 16,191 52,135
Hyster-Yale Materials Handling, Inc. ...... 1,227 39,534
Hyzon Motors, Inc.
(a)(b)
................ 10,193 29,967
John Bean Technologies Corp. .......... 3,673 405,573
Kadant, Inc.
(b)
..................... 1,356 247,267
Kennametal, Inc. ................... 9,839 228,560
Lightning eMotors, Inc.
(a)
.............. 4,545 12,590
Lindsay Corp. ..................... 1,300 172,666
Luxfer Holdings plc ................. 3,156 47,719
Manitowoc Co., Inc. (The)
(a)
............ 4,666 49,133
Markforged Holding Corp.
(a)
............ 12,785 23,652
Meritor, Inc.
(a)
..................... 8,214 298,415
Microvast Holdings, Inc.
(a)
............. 19,798 43,952
Miller Industries, Inc. ................ 1,125 25,504
Mueller Industries, Inc. ............... 6,651 354,432
Mueller Water Products, Inc., Class A ..... 18,440 216,301
Nikola Corp.
(a)
..................... 33,902 161,373
Omega Flex, Inc. ................... 375 40,357
Proterra, Inc.
(a)(b)
................... 25,670 119,109
Proto Labs, Inc.
(a)
................... 3,307 158,207
RBC Bearings, Inc.
(a)
................ 3,342 618,103
REV Group, Inc. ................... 3,491 37,947
Security
Shares
Shares Value
Machinery (continued)
Sarcos Technology & Robotics Corp.
(a)(b)
... 8,809 $ 23,432
Shyft Group, Inc. (The) ............... 4,015 74,639
SPX Corp.
(a)(b)
..................... 5,141 271,650
Standex International Corp. ............ 1,469 124,542
Tennant Co. ...................... 2,187 129,580
Terex Corp. ....................... 8,054 220,438
Titan International, Inc.
(a)
.............. 6,023 90,947
Trinity Industries, Inc. ................ 9,692 234,740
Velo3D, Inc.
(a)
..................... 6,545 9,032
Wabash National Corp. ............... 6,059 82,281
Watts Water Technologies, Inc., Class A .... 3,177 390,263
Welbilt, Inc.
(a)
...................... 15,566 370,626
Xos, Inc.
(a)
....................... 6,353 11,689
10,133,958
Marine — 0.3%
Costamare, Inc. .................... 6,404 77,488
Eagle Bulk Shipping, Inc. ............. 1,558 80,829
Eneti, Inc. ........................ 2,657 16,314
Genco Shipping & Trading Ltd. .......... 4,286 82,806
Golden Ocean Group Ltd. ............. 14,253 165,905
Matson, Inc. ...................... 4,769 347,565
Safe Bulkers, Inc. .................. 9,571 36,561
807,468
Media — 1.0%
AdTheorent Holding Co., Inc.
(a)
.......... 2,317 7,160
Advantage Solutions, Inc., Class A
(a)(b)
..... 9,113 34,629
AMC Networks, Inc., Class A
(a)
.......... 3,512 102,269
Audacy, Inc., Class A
(a)(b)
.............. 14,977 14,111
Boston Omaha Corp., Class A
(a)
......... 2,421 49,994
Cardlytics, Inc.
(a)(b)
.................. 3,814 85,090
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,610 46,663
Cumulus Media, Inc., Class A
(a)
......... 2,146 16,589
Daily Journal Corp.
(a)
................ 123 31,832
Entravision Communications Corp., Class A . 6,098 27,807
EW Scripps Co. (The), Class A
(a)
........ 7,028 87,639
Gambling.com Group Ltd.
(a)(b)
........... 1,007 7,925
Gannett Co., Inc.
(a)
.................. 18,552 53,801
Gray Television, Inc. ................. 10,125 171,011
iHeartMedia, Inc., Class A
(a)
............ 13,360 105,410
Innovid Corp.
(a)(b)
................... 3,763 6,247
Integral Ad Science Holding Corp.
(a)
...... 4,565 45,330
John Wiley & Sons, Inc., Class A ........ 5,148 245,868
Loyalty Ventures, Inc.
(a)
............... 2,329 8,315
Magnite, Inc.
(a)
..................... 15,282 135,704
PubMatic, Inc., Class A
(a)
.............. 4,845 76,987
Scholastic Corp. ................... 3,342 120,212
Sinclair Broadcast Group, Inc., Class A .... 4,837 98,675
Stagwell, Inc.
(a)(b)
................... 9,068 49,239
TechTarget, Inc.
(a)
................... 3,187 209,450
TEGNA, Inc. ...................... 25,871 542,515
Thryv Holdings, Inc.
(a)
................ 2,951 66,073
Urban One, Inc.
(a)
................... 2,778 13,378
WideOpenWest, Inc.
(a)
............... 6,242 113,667
2,573,590
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a)(b)
......... 3,750 45,675
Allegheny Technologies, Inc.
(a)
.......... 14,412 327,297
Alpha Metallurgical Resources, Inc. ...... 2,077 268,203
Arconic Corp.
(a)
.................... 12,568 352,532
Carpenter Technology Corp.
(b)
.......... 5,496 153,393
Century Aluminum Co.
(a)
.............. 6,320 46,578
Coeur Mining, Inc.
(a)
................. 30,381 92,358
Commercial Metals Co. ............... 14,277 472,569

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Metals & Mining (continued)
Compass Minerals International, Inc. ...... 4,068 $ 143,967
Constellium SE, Class A
(a)
............. 14,644 193,447
Dakota Gold Corp.
(a)
................. 5,897 19,755
Haynes International, Inc. ............. 1,355 44,403
Hecla Mining Co. ................... 62,543 245,169
Hycroft Mining Holding Corp.
(a)
.......... 17,525 19,453
Kaiser Aluminum Corp. ............... 1,906 150,746
Materion Corp.
(b)
................... 2,443 180,122
Novagold Resources, Inc.
(a)
............ 28,296 136,104
Olympic Steel, Inc. .................. 985 25,364
Piedmont Lithium, Inc.
(a)
.............. 2,016 73,403
PolyMet Mining Corp.
(a)
............... 3,229 8,880
Ramaco Resources, Inc. .............. 2,603 34,229
Ryerson Holding Corp. ............... 1,812 38,578
Schnitzer Steel Industries, Inc., Class A .... 3,180 104,431
SunCoke Energy, Inc. ................ 10,374 70,647
TimkenSteel Corp.
(a)
................. 5,637 105,468
Warrior Met Coal, Inc. ................ 6,058 185,435
Worthington Industries, Inc. ............ 3,694 162,905
3,701,111
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AFC Gamma, Inc. .................. 1,515 23,225
Angel Oak Mortgage, Inc.
(b)
............ 1,478 19,155
Apollo Commercial Real Estate Finance, Inc.
(b)
16,232 169,462
Arbor Realty Trust, Inc. ............... 18,466 242,089
Ares Commercial Real Estate Corp.
(b)
..... 5,150 62,985
ARMOUR Residential REIT, Inc.
(b)
....... 10,802 76,046
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 20,635 570,970
BrightSpire Capital, Inc., Class A ........ 10,167 76,761
Broadmark Realty Capital, Inc. .......... 15,450 103,670
Chicago Atlantic Real Estate Finance, Inc. .. 1,202 18,102
Chimera Investment Corp.
(b)
............ 28,130 248,107
Claros Mortgage Trust, Inc.
(b)
........... 10,680 178,890
Dynex Capital, Inc. .................. 4,220 67,182
Ellington Financial, Inc.
(b)
.............. 6,369 93,433
Franklin BSP Realty Trust, Inc. .......... 9,775 131,767
Granite Point Mortgage Trust, Inc. ....... 6,283 60,128
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,895 374,625
Invesco Mortgage Capital, Inc.
(b)
......... 3,876 56,900
KKR Real Estate Finance Trust, Inc. ...... 6,007 104,822
Ladder Capital Corp. ................ 13,296 140,140
MFA Financial, Inc. .................. 11,917 128,108
New York Mortgage Trust, Inc. .......... 46,798 129,162
Nexpoint Real Estate Finance, Inc. ....... 910 18,446
Orchid Island Capital, Inc.
(b)
............ 20,660 58,881
PennyMac Mortgage Investment Trust
(b)
... 10,681 147,718
Ready Capital Corp. ................. 8,596 102,464
Redwood Trust, Inc.
(b)
................ 14,113 108,811
TPG RE Finance Trust, Inc. ............ 7,288 65,665
Two Harbors Investment Corp. .......... 40,474 201,561
3,779,275
Multiline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 3,538 74,192
Dillard's, Inc., Class A ................ 500 110,285
Franchise Group, Inc.
(b)
............... 3,380 118,536
303,013
Multi-Utilities — 0.5%
Avista Corp. ...................... 8,428 366,702
Black Hills Corp. ................... 7,783 566,369
NorthWestern Corp. ................. 6,434 379,156
Unitil Corp. ....................... 1,938 113,799
1,426,026
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 4.0%
Aemetis, Inc.
(a)(b)
................... 4,677 $ 22,964
Alto Ingredients, Inc.
(a)
............... 8,531 31,650
Amplify Energy Corp.
(a)
............... 4,141 27,082
Arch Resources, Inc. ................ 1,825 261,139
Archaea Energy, Inc.
(a)
............... 6,918 107,437
Ardmore Shipping Corp.
(a)
............. 4,047 28,208
Battalion Oil Corp.
(a)
................. 752 6,415
Berry Corp. ....................... 9,538 72,680
Brigham Minerals, Inc., Class A ......... 5,921 145,834
California Resources Corp. ............ 9,302 358,127
Callon Petroleum Co.
(a)
............... 5,751 225,439
Centennial Resource Development, Inc., Class
A
(a)
.......................... 23,885 142,832
Centrus Energy Corp., Class A
(a)
......... 1,127 27,893
Civitas Resources, Inc. ............... 8,716 455,760
Clean Energy Fuels Corp.
(a)
............ 18,564 83,167
CNX Resources Corp.
(a)
.............. 22,381 368,391
Comstock Resources, Inc.
(a)
............ 10,924 131,962
CONSOL Energy, Inc.
(a)
.............. 4,053 200,137
Crescent Energy Co., Class A
(b)
......... 4,057 50,631
CVR Energy, Inc.
(b)
.................. 3,693 123,715
Delek US Holdings, Inc.
(a)
............. 8,244 213,025
Denbury, Inc.
(a)
.................... 6,018 361,020
DHT Holdings, Inc. .................. 17,440 106,907
Dorian LPG Ltd. .................... 3,663 55,678
Earthstone Energy, Inc., Class A
(a)
....... 5,020 68,523
Empire Petroleum Corp.
(a)
............. 786 9,330
Energy Fuels, Inc.
(a)
................. 18,202 89,372
Equitrans Midstream Corp. ............ 48,789 310,298
Excelerate Energy, Inc., Class A
(a)
........ 2,154 42,908
FLEX LNG Ltd. .................... 3,310 90,661
Frontline Ltd.
(a)
.................... 14,916 132,156
Gevo, Inc.
(a)(b)
..................... 23,669 55,622
Golar LNG Ltd.
(a)
................... 11,717 266,562
Green Plains, Inc.
(a)
................. 4,336 117,809
Gulfport Energy Corp.
(a)
.............. 1,382 109,883
HighPeak Energy, Inc. ............... 720 18,446
International Seaways, Inc. ............ 5,567 118,020
Kinetik Holdings, Inc., Class A .......... 1,922 65,617
Kosmos Energy Ltd.
(a)
................ 51,909 321,317
Laredo Petroleum, Inc.
(a)
.............. 1,982 136,639
Magnolia Oil & Gas Corp., Class A
(b)
...... 19,762 414,804
Matador Resources Co. .............. 13,156 612,938
Murphy Oil Corp. ................... 17,372 524,461
NACCO Industries, Inc., Class A ......... 471 17,851
NextDecade Corp.
(a)
................. 3,590 15,940
Nordic American Tankers Ltd.
(b)
......... 22,732 48,419
Northern Oil and Gas, Inc.
(b)
............ 7,616 192,380
Oasis Petroleum, Inc.
(b)
............... 2,346 285,391
Par Pacific Holdings, Inc.
(a)
............ 5,837 90,999
PBF Energy, Inc., Class A
(a)(b)
........... 11,435 331,844
Peabody Energy Corp.
(a)
.............. 14,052 299,729
Ranger Oil Corp.
(a)
.................. 2,511 82,537
REX American Resources Corp.
(a)
....... 646 54,781
Riley Exploration Permian, Inc. .......... 1,248 30,177
Ring Energy, Inc.
(a)
.................. 10,037 26,698
SandRidge Energy, Inc.
(a)
............. 2,214 34,693
Scorpio Tankers, Inc. ................ 5,818 200,779
SFL Corp. Ltd. ..................... 13,336 126,559
SilverBow Resources, Inc.
(a)
............ 1,362 38,626
Sitio Royalties Corp. ................. 1,427 33,078
SM Energy Co. .................... 14,289 488,541
Talos Energy, Inc.
(a)
................. 7,680 118,810
Teekay Corp.
(a)
.................... 8,555 24,638
Teekay Tankers Ltd., Class A
(a)
.......... 2,425 42,753

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Tellurian, Inc.
(a)(b)
................... 59,240 $ 176,535
Uranium Energy Corp.
(a)(b)
............. 33,023 101,711
Ur-Energy, Inc.
(a)
................... 28,575 30,289
VAALCO Energy, Inc. ................ 6,787 47,102
Vertex Energy, Inc.
(a)
................. 6,279 66,055
W&T Offshore, Inc.
(a)
................ 12,004 51,857
Whiting Petroleum Corp. .............. 4,684 318,652
World Fuel Services Corp.
(b)
............ 7,355 150,483
10,641,366
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 1,927 64,805
Glatfelter Corp. .................... 5,324 36,629
Neenah, Inc. ...................... 2,100 71,694
Resolute Forest Products, Inc.
(a)
......... 5,335 68,075
Sylvamo Corp. .................... 4,122 134,707
375,910
Personal Products — 0.7%
Beauty Health Co. (The), Class A
(a)
....... 11,580 148,919
BellRing Brands, Inc.
(a)
............... 13,717 341,416
Edgewell Personal Care Co. ........... 6,243 215,508
elf Beauty, Inc.
(a)
................... 5,754 176,533
Herbalife Nutrition Ltd.
(a)
.............. 11,501 235,196
Honest Co., Inc. (The)
(a)
.............. 7,109 20,758
Inter Parfums, Inc. .................. 2,139 156,275
Medifast, Inc. ..................... 1,320 238,273
Nature's Sunshine Products, Inc.
(a)
....... 1,858 19,825
Nu Skin Enterprises, Inc., Class A
(b)
...... 5,751 249,018
Thorne HealthTech, Inc.
(a)
............. 1,453 7,033
USANA Health Sciences, Inc.
(a)
......... 1,304 94,357
Veru, Inc.
(a)(b)
...................... 7,673 86,705
1,989,816
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a)
............ 6,945 96,952
Aerie Pharmaceuticals, Inc.
(a)
........... 5,049 37,867
Amneal Pharmaceuticals, Inc.
(a)
......... 13,331 42,393
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,363 151,789
Amylyx Pharmaceuticals, Inc.
(a)
......... 1,568 30,200
AN2 Therapeutics, Inc.
(a)
.............. 974 7,549
ANI Pharmaceuticals, Inc.
(a)(b)
........... 1,537 45,603
Arvinas, Inc.
(a)
..................... 5,505 231,705
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 63,076
Athira Pharma, Inc.
(a)
................ 4,783 14,588
Axsome Therapeutics, Inc.
(a)(b)
.......... 3,314 126,926
Cara Therapeutics, Inc.
(a)
............. 4,661 42,555
Cassava Sciences, Inc.
(a)(b)
............ 4,563 128,312
CinCor Pharma, Inc.
(a)(b)
.............. 1,813 34,157
Collegium Pharmaceutical, Inc.
(a)
........ 3,900 69,108
Corcept Therapeutics, Inc.
(a)(b)
.......... 9,899 235,398
DICE Therapeutics, Inc.
(a)
............. 3,296 51,154
Edgewise Therapeutics, Inc.
(a)
.......... 3,451 27,470
Endo International plc
(a)
............... 27,290 12,709
Esperion Therapeutics, Inc.
(a)
........... 8,172 51,974
Evolus, Inc.
(a)
..................... 4,536 52,618
EyePoint Pharmaceuticals, Inc.
(a)
........ 2,315 18,219
Fulcrum Therapeutics, Inc.
(a)
........... 5,285 25,897
Harmony Biosciences Holdings, Inc.
(a)
..... 3,044 148,456
Innoviva, Inc.
(a)(b)
................... 7,346 108,427
Intra-Cellular Therapies, Inc.
(a)(b)
......... 10,636 607,103
Liquidia Corp.
(a)
.................... 5,540 24,154
Nektar Therapeutics
(a)
................ 21,067 80,055
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 58,357
Nuvation Bio, Inc., Class A
(a)
........... 13,513 43,782
Ocular Therapeutix, Inc.
(a)
............. 8,761 35,219
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pacira BioSciences, Inc.
(a)
............. 5,267 $ 307,066
Phathom Pharmaceuticals, Inc.
(a)
........ 3,460 29,202
Phibro Animal Health Corp., Class A ...... 1,940 37,112
Prestige Consumer Healthcare, Inc.
(a)
..... 5,914 347,743
Provention Bio, Inc.
(a)(b)
............... 8,156 32,624
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 3,032 92,142
Relmada Therapeutics, Inc.
(a)
........... 3,359 63,787
Revance Therapeutics, Inc.
(a)
........... 7,791 107,672
SIGA Technologies, Inc. .............. 5,358 62,046
Supernus Pharmaceuticals, Inc.
(a)
........ 5,859 169,442
Tarsus Pharmaceuticals, Inc.
(a)
.......... 2,105 30,733
Theravance Biopharma, Inc.
(a)
.......... 7,563 68,521
Theseus Pharmaceuticals, Inc.
(a)
........ 2,674 14,787
Tricida, Inc.
(a)
...................... 3,866 37,423
Ventyx Biosciences, Inc.
(a)
............. 2,602 31,822
Xeris Biopharma Holdings, Inc.
(a)
........ 15,370 23,670
4,159,564
Professional Services — 1.8%
Alight, Inc., Class A
(a)
................ 39,421 266,092
ASGN, Inc.
(a)
...................... 5,932 535,363
Atlas Technical Consultants, Inc.
(a)(b)
...... 3,027 15,922
Barrett Business Services, Inc. .......... 780 56,839
CBIZ, Inc.
(a)
....................... 5,842 233,446
CRA International, Inc. ............... 841 75,118
Exponent, Inc. ..................... 5,986 547,539
First Advantage Corp.
(a)
............... 6,474 82,026
Forrester Research, Inc.
(a)
............. 1,239 59,274
Franklin Covey Co.
(a)
................ 1,417 65,437
Heidrick & Struggles International, Inc. .... 2,229 72,130
HireRight Holdings Corp.
(a)(b)
........... 2,117 30,083
Huron Consulting Group, Inc.
(a)(b)
........ 2,441 158,641
ICF International, Inc. ................ 2,213 210,235
Insperity, Inc. ...................... 4,213 420,584
Kelly Services, Inc., Class A ............ 4,184 82,969
Kforce, Inc. ....................... 2,465 151,203
Korn Ferry
(b)
...................... 6,220 360,884
Legalzoom.com, Inc.
(a)(b)
.............. 11,373 124,989
ManTech International Corp., Class A ..... 3,557 339,516
Planet Labs PBC
(a)
.................. 18,052 78,165
Red Violet, Inc.
(a)
................... 1,100 20,944
Resources Connection, Inc.
(b)
........... 4,061 82,723
Skillsoft Corp.
(a)
.................... 9,424 33,172
Spire Global, Inc.
(a)
.................. 14,521 16,844
Sterling Check Corp.
(a)
............... 2,749 44,836
TriNet Group, Inc.
(a)
................. 4,348 337,492
TrueBlue, Inc.
(a)
.................... 4,215 75,448
Upwork, Inc.
(a)
..................... 14,292 295,558
Willdan Group, Inc.
(a)(b)
............... 1,339 36,930
4,910,402
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
........ 451 6,400
Anywhere Real Estate, Inc.
(a)
........... 13,503 132,734
Compass, Inc., Class A
(a)
.............. 30,262 109,246
Cushman & Wakefield plc
(a)(b)
........... 19,001 289,575
DigitalBridge Group, Inc., Class A
(a)
....... 68,653 335,027
Doma Holdings, Inc.
(a)
................ 15,898 16,375
Douglas Elliman, Inc. ................ 9,949 47,656
eXp World Holdings, Inc.
(b)
............. 8,079 95,090
Forestar Group, Inc.
(a)
................ 1,609 22,027
FRP Holdings, Inc.
(a)
................. 861 51,961
Kennedy-Wilson Holdings, Inc.
(b)
......... 13,712 259,705
Marcus & Millichap, Inc.
(b)
............. 2,781 102,869
Newmark Group, Inc., Class A .......... 17,162 165,957
Offerpad Solutions, Inc.
(a)
............. 7,925 17,276

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Real Estate Management & Development (continued)
RE/MAX Holdings, Inc., Class A ......... 2,229 $ 54,655
Redfin Corp.
(a)(b)
.................... 12,169 100,273
RMR Group, Inc. (The), Class A ......... 1,603 45,445
Seritage Growth Properties, Class A
(a)(b)
.... 5,724 29,822
St. Joe Co. (The) ................... 4,023 159,150
Stratus Properties, Inc.
(a)
.............. 685 22,074
Tejon Ranch Co.
(a)
.................. 2,764 42,897
Transcontinental Realty Investors, Inc.
(a)
... 183 7,282
2,113,496
Road & Rail — 0.6%
ArcBest Corp. ..................... 2,839 199,781
Bird Global, Inc., Class A
(a)
............ 19,902 8,677
Covenant Logistics Group, Inc. .......... 1,038 26,044
Daseke, Inc.
(a)
..................... 5,022 32,091
Heartland Express, Inc. ............... 5,363 74,599
Marten Transport Ltd.
(b)
............... 6,848 115,183
PAM Transportation Services, Inc.
(a)
...... 707 19,365
Saia, Inc.
(a)
....................... 3,084 579,792
TuSimple Holdings, Inc., Class A
(a)
....... 16,245 117,451
Universal Logistics Holdings, Inc. ........ 814 22,230
Werner Enterprises, Inc.
(b)
............. 7,780 299,841
1,495,054
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A
(a)
.......... 5,566 93,676
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,531 84,384
Ambarella, Inc.
(a)
................... 4,276 279,907
Amkor Technology, Inc. ............... 12,002 203,434
Atomera, Inc.
(a)(b)
................... 2,344 21,987
Axcelis Technologies, Inc.
(a)
............ 3,866 212,011
AXT, Inc.
(a)
....................... 3,816 22,362
CEVA, Inc.
(a)
...................... 2,732 91,686
CMC Materials, Inc. ................. 3,314 578,260
Cohu, Inc.
(a)
...................... 5,717 158,647
Credo Technology Group Holding Ltd.
(a)
.... 2,601 30,380
CyberOptics Corp.
(a)
................. 832 29,070
Diodes, Inc.
(a)
..................... 5,184 334,731
FormFactor, Inc.
(a)
.................. 9,060 350,894
Ichor Holdings Ltd.
(a)
................. 3,264 84,799
Impinj, Inc.
(a)
...................... 2,427 142,392
indie Semiconductor, Inc., Class A
(a)
...... 11,585 66,034
Kulicke & Soffa Industries, Inc.
(b)
......... 6,749 288,925
MACOM Technology Solutions Holdings, Inc.
(a)
5,962 274,848
MaxLinear, Inc.
(a)
................... 8,439 286,757
NeoPhotonics Corp.
(a)
................ 6,461 101,631
Onto Innovation, Inc.
(a)
............... 5,845 407,630
PDF Solutions, Inc.
(a)
................ 3,601 77,457
Photronics, Inc.
(a)
................... 7,092 138,152
Power Integrations, Inc. .............. 6,715 503,692
Rambus, Inc.
(a)
.................... 12,728 273,525
Rigetti Computing, Inc.
(a)
.............. 3,721 13,656
Rockley Photonics Holdings Ltd.
(a)(b)
...... 11,834 25,798
Semtech Corp.
(a)
................... 7,349 403,974
Silicon Laboratories, Inc.
(a)
............. 4,272 599,020
SiTime Corp.
(a)(b)
................... 1,860 303,236
SkyWater Technology, Inc.
(a)(b)
.......... 2,045 12,311
SMART Global Holdings, Inc.
(a)
.......... 5,755 94,209
SunPower Corp.
(a)(b)
................. 9,700 153,357
Synaptics, Inc.
(a)
................... 4,606 543,738
Transphorm, Inc.
(a)(b)
................. 2,490 9,487
Ultra Clean Holdings, Inc.
(a)
............ 5,254 156,412
Veeco Instruments, Inc.
(a)
............. 5,832 113,141
7,565,610
Security
Shares
Shares Value
Software — 5.3%
8x8, Inc.
(a)
........................ 13,152 $ 67,733
A10 Networks, Inc. .................. 7,394 106,326
ACI Worldwide, Inc.
(a)
................ 13,600 352,104
Agilysys, Inc.
(a)
.................... 2,271 107,350
Alarm.com Holdings, Inc.
(a)
............ 5,644 349,138
Alkami Technology, Inc.
(a)
............. 4,164 57,838
Altair Engineering, Inc., Class A
(a)(b)
....... 6,034 316,785
American Software, Inc., Class A ........ 3,391 54,799
Amplitude, Inc., Class A
(a)
............. 6,492 92,771
Appfolio, Inc., Class A
(a)
.............. 2,212 200,496
Appian Corp.
(a)
.................... 4,740 224,486
Applied Blockchain, Inc.
(a)
............. 6,530 6,857
Arteris, Inc.
(a)
...................... 1,965 13,696
Asana, Inc., Class A
(a)(b)
............... 8,671 152,436
Avaya Holdings Corp.
(a)
............... 10,563 23,661
AvePoint, Inc.
(a)
.................... 14,953 64,896
Benefitfocus, Inc.
(a)
.................. 2,979 23,177
Blackbaud, Inc.
(a)(b)
.................. 5,393 313,172
Blackline, Inc.
(a)
.................... 6,412 427,039
Blend Labs, Inc., Class A
(a)
............ 21,478 50,688
Box, Inc., Class A
(a)
................. 14,989 376,823
BTRS Holdings, Inc.
(a)
................ 12,940 64,441
C3.ai, Inc., Class A
(a)
................ 7,682 140,273
Cerence, Inc.
(a)
.................... 4,701 118,606
ChannelAdvisor Corp.
(a)
.............. 3,862 56,308
Cipher Mining, Inc.
(a)
................. 4,648 6,368
Cleanspark, Inc.
(a)
.................. 4,753 18,632
Clear Secure, Inc., Class A
(a)(b)
.......... 7,224 144,480
CommVault Systems, Inc.
(a)(b)
........... 5,243 329,785
Consensus Cloud Solutions, Inc.
(a)
....... 1,901 83,036
Couchbase, Inc.
(a)(b)
................. 3,254 53,431
CS Disco, Inc.
(a)(b)
................... 2,581 46,561
Cvent Holding Corp.
(a)
................ 9,760 45,091
Digimarc Corp.
(a)
................... 2,001 28,294
Digital Turbine, Inc.
(a)(b)
............... 10,686 186,684
Domo, Inc., Class B
(a)
................ 3,428 95,298
Duck Creek Technologies, Inc.
(a)(b)
........ 8,967 133,160
E2open Parent Holdings, Inc., Class A
(a)
... 23,387 181,951
Ebix, Inc. ........................ 3,214 54,317
eGain Corp.
(a)
..................... 1,893 18,457
Enfusion, Inc., Class A
(a)
.............. 3,334 34,040
EngageSmart, Inc.
(a)
................. 4,052 65,156
Envestnet, Inc.
(a)(b)
.................. 6,439 339,786
Everbridge, Inc.
(a)
................... 4,596 128,182
EverCommerce, Inc.
(a)
............... 2,584 23,359
ForgeRock, Inc., Class A
(a)
............. 3,237 69,337
Greenidge Generation Holdings, Inc.
(a)
..... 1,068 2,713
GTY Technology Holdings, Inc.
(a)
........ 5,148 32,226
Instructure Holdings, Inc.
(a)
............ 2,009 45,604
Intapp, Inc.
(a)
...................... 1,604 23,483
InterDigital, Inc. .................... 3,709 225,507
IronNet, Inc.
(a)(b)
.................... 7,525 16,630
Kaleyra, Inc.
(a)
..................... 3,423 6,983
KnowBe4, Inc., Class A
(a)
............. 8,457 132,098
Latch, Inc.
(a)
...................... 8,169 9,313
LivePerson, Inc.
(a)
.................. 7,718 109,133
LiveRamp Holdings, Inc.
(a)(b)
............ 7,754 200,131
LiveVox Holdings, Inc.
(a)
.............. 5,098 8,463
Marathon Digital Holdings, Inc.
(a)(b)
....... 13,212 70,552
Matterport, Inc.
(a)
................... 25,416 93,023
MeridianLink, Inc.
(a)
................. 2,633 43,971
MicroStrategy, Inc., Class A
(a)(b)
.......... 1,109 182,209
Mitek Systems, Inc.
(a)
................ 4,148 38,328
Model N, Inc.
(a)
.................... 4,436 113,473
Momentive Global, Inc.
(a)
.............. 15,719 138,327

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Software (continued)
N-able, Inc.
(a)(b)
.................... 7,916 $ 71,244
NextNav, Inc.
(a)
.................... 5,664 12,857
Olo, Inc., Class A
(a)
.................. 10,440 103,043
ON24, Inc.
(a)
...................... 4,830 45,837
OneSpan, Inc.
(a)
.................... 4,995 59,440
PagerDuty, Inc.
(a)(b)
.................. 9,982 247,354
Ping Identity Holding Corp.
(a)(b)
.......... 8,973 162,770
Progress Software Corp.
(b)
............. 5,238 237,281
PROS Holdings, Inc.
(a)
............... 4,768 125,065
Q2 Holdings, Inc.
(a)
.................. 6,597 254,446
Qualys, Inc.
(a)
..................... 4,533 571,793
Rapid7, Inc.
(a)(b)
.................... 6,828 456,110
Rimini Street, Inc.
(a)
................. 6,637 39,888
Riot Blockchain, Inc.
(a)(b)
.............. 12,680 53,129
Sailpoint Technologies Holdings, Inc.
(a)(b)
... 10,930 685,092
Sapiens International Corp. NV ......... 3,805 92,043
SecureWorks Corp., Class A
(a)
.......... 1,090 11,837
ShotSpotter, Inc.
(a)
.................. 783 21,071
Sprout Social, Inc., Class A
(a)
........... 5,417 314,565
SPS Commerce, Inc.
(a)
............... 4,283 484,193
Sumo Logic, Inc.
(a)
.................. 10,409 77,963
Telos Corp.
(a)(b)
..................... 6,254 50,532
Tenable Holdings, Inc.
(a)
.............. 12,763 579,568
Terawulf, Inc.
(a)
.................... 4,248 5,098
Upland Software, Inc.
(a)
............... 3,315 48,134
UserTesting, Inc.
(a)
.................. 5,493 27,575
Varonis Systems, Inc.
(a)
............... 12,669 371,455
Verint Systems, Inc.
(a)
................ 7,576 320,844
Veritone, Inc.
(a)
.................... 4,498 29,372
Viant Technology, Inc., Class A
(a)
......... 2,867 14,564
Vonage Holdings Corp.
(a)
.............. 29,838 562,148
Weave Communications, Inc.
(a)
......... 2,102 6,390
WM Technology, Inc.
(a)
............... 8,332 27,412
Workiva, Inc.
(a)
..................... 5,536 365,321
Xperi Holding Corp. ................. 12,320 177,778
Yext, Inc.
(a)
....................... 13,171 62,957
Zeta Global Holdings Corp., Class A
(a)
..... 3,614 16,335
Zuora, Inc., Class A
(a)
................ 13,191 118,059
14,250,034
Specialty Retail — 2.2%
Aaron's Co., Inc. (The) ............... 3,094 45,018
Abercrombie & Fitch Co., Class A
(a)
....... 5,762 97,493
Academy Sports & Outdoors, Inc. ........ 9,739 346,124
American Eagle Outfitters, Inc. .......... 17,913 200,267
America's Car-Mart, Inc.
(a)
............. 761 76,556
Arko Corp. ....................... 9,829 80,205
Asbury Automotive Group, Inc.
(a)
......... 2,619 443,501
Bed Bath & Beyond, Inc.
(a)
............. 9,103 45,242
Big 5 Sporting Goods Corp. ............ 2,483 27,834
Boot Barn Holdings, Inc.
(a)(b)
............ 3,539 243,872
Buckle, Inc. (The)
(b)
................. 3,437 95,170
Build-A-Bear Workshop, Inc. ........... 1,647 27,044
Caleres, Inc.
(b)
..................... 4,338 113,829
Camping World Holdings, Inc., Class A
(b)
... 4,469 96,486
Cato Corp. (The), Class A ............. 2,154 25,008
Chico's FAS, Inc.
(a)
.................. 15,314 76,110
Children's Place, Inc. (The)
(a)
........... 1,627 63,323
Citi Trends, Inc.
(a)
................... 1,026 24,265
Conn's, Inc.
(a)
..................... 1,050 8,421
Container Store Group, Inc. (The)
(a)
....... 2,738 17,058
Designer Brands, Inc., Class A .......... 7,171 93,653
Destination XL Group, Inc.
(a)
........... 6,938 23,520
EVgo, Inc., Class A
(a)(b)
............... 7,890 47,419
Express, Inc.
(a)(b)
................... 7,458 14,618
Foot Locker, Inc. ................... 9,647 243,587
Security
Shares
Shares Value
Specialty Retail (continued)
Genesco, Inc.
(a)
.................... 1,522 $ 75,963
Group 1 Automotive, Inc.
(b)
............. 1,912 324,658
GrowGeneration Corp.
(a)
.............. 8,479 30,440
Guess?, Inc. ...................... 3,953 67,399
Haverty Furniture Cos., Inc. ............ 1,754 40,658
Hibbett, Inc. ...................... 1,492 65,215
JOANN, Inc. ...................... 1,370 10,617
LL Flooring Holdings, Inc.
(a)
............ 4,015 37,620
MarineMax, Inc.
(a)
................... 2,482 89,650
Monro, Inc.
(b)
...................... 3,871 165,988
Murphy USA, Inc. .................. 2,638 614,311
National Vision Holdings, Inc.
(a)
......... 9,422 259,105
ODP Corp. (The)
(a)
.................. 4,991 150,928
OneWater Marine, Inc., Class A
(a)
........ 1,285 42,469
Party City Holdco, Inc.
(a)
.............. 12,671 16,726
Rent-A-Center, Inc. ................. 6,164 119,890
Sally Beauty Holdings, Inc.
(a)
........... 12,254 146,068
Shoe Carnival, Inc. .................. 2,282 49,314
Signet Jewelers Ltd.
(b)
................ 5,417 289,593
Sleep Number Corp.
(a)
............... 2,585 80,006
Sonic Automotive, Inc., Class A ......... 2,340 85,714
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,557 43,702
Tile Shop Holdings, Inc. .............. 4,225 12,971
Tilly's, Inc., Class A ................. 1,924 13,506
Torrid Holdings, Inc.
(a)
................ 3,224 13,928
TravelCenters of America, Inc.
(a)(b)
........ 1,501 51,739
Urban Outfitters, Inc.
(a)
............... 7,655 142,842
Volta, Inc.
(a)
....................... 14,187 18,443
Warby Parker, Inc., Class A
(a)
........... 9,691 109,121
Winmark Corp. .................... 331 64,734
Zumiez, Inc.
(a)(b)
.................... 1,816 47,216
5,856,157
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.
(a)(b)
................ 14,594 141,562
Avid Technology, Inc.
(a)
............... 4,457 115,659
CompoSecure, Inc.
(a)
................ 1,448 7,530
Corsair Gaming, Inc.
(a)(b)
.............. 4,448 58,402
Diebold Nixdorf, Inc.
(a)(b)
............... 5,529 12,551
Eastman Kodak Co.
(a)(b)
............... 6,746 31,301
IonQ, Inc.
(a)
....................... 13,795 60,422
Super Micro Computer, Inc.
(a)
........... 5,282 213,129
Turtle Beach Corp.
(a)
................. 1,876 22,944
Xerox Holdings Corp. ................ 13,799 204,915
868,415
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A
(a)
............... 10,956 43,057
Crocs, Inc.
(a)
...................... 7,167 348,818
Ermenegildo Zegna Holditalia SpA
(a)
...... 5,491 57,930
Fossil Group, Inc.
(a)
................. 5,734 29,645
G-III Apparel Group Ltd.
(a)
............. 5,206 105,317
Kontoor Brands, Inc.
(b)
............... 6,497 216,805
Movado Group, Inc. ................. 1,997 61,767
Oxford Industries, Inc. ............... 1,801 159,821
PLBY Group, Inc.
(a)(b)
................ 3,389 21,690
Rocky Brands, Inc. .................. 963 32,915
Steven Madden Ltd. ................. 9,164 295,173
Superior Group of Cos., Inc. ........... 947 16,809
Unifi, Inc.
(a)
....................... 1,169 16,436
Wolverine World Wide, Inc.
(b)
........... 9,277 187,024
1,593,207
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.
(a)
................ 6,807 244,031
Blue Foundry Bancorp
(a)
.............. 3,298 39,543

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Bridgewater Bancshares, Inc.
(a)
......... 2,423 $ 39,107
Capitol Federal Financial, Inc. .......... 15,065 138,297
Columbia Financial, Inc.
(a)
............. 4,017 87,611
Enact Holdings, Inc. ................. 3,488 74,922
Essent Group Ltd. .................. 12,508 486,561
Federal Agricultural Mortgage Corp., Class C 1,076 105,071
Finance of America Cos., Inc., Class A
(a)
... 6,243 9,801
Flagstar Bancorp, Inc. ............... 6,218 220,428
Greene County Bancorp, Inc. ........... 393 17,799
Hingham Institution for Savings (The) ..... 159 45,119
Home Bancorp, Inc. ................. 792 27,031
Home Point Capital, Inc.
(b)
............. 965 3,783
Kearny Financial Corp. ............... 7,196 79,948
Luther Burbank Corp. ................ 1,727 22,537
Merchants Bancorp ................. 1,980 44,887
Mr Cooper Group, Inc.
(a)
.............. 8,653 317,911
NMI Holdings, Inc., Class A
(a)
........... 10,038 167,133
Northfield Bancorp, Inc. .............. 5,107 66,544
PCSB Financial Corp. ................ 1,491 28,463
PennyMac Financial Services, Inc.
(b)
...... 3,625 158,449
Pioneer Bancorp, Inc.
(a)(b)
.............. 1,483 14,533
Provident Bancorp, Inc. ............... 1,591 24,979
Provident Financial Services, Inc. ........ 8,845 196,890
Radian Group, Inc. .................. 20,714 407,030
Southern Missouri Bancorp, Inc. ......... 824 37,294
Sterling Bancorp, Inc.
(a)
............... 1,988 11,332
TrustCo Bank Corp. ................. 2,175 67,077
Velocity Financial, Inc.
(a)(b)
............. 1,023 11,243
Walker & Dunlop, Inc. ................ 3,610 347,787
Waterstone Financial, Inc. ............. 1,980 33,759
WSFS Financial Corp.
(b)
.............. 7,395 296,466
3,873,366
Tobacco — 0.2%
22nd Century Group, Inc.
(a)
............ 22,857 48,685
Turning Point Brands, Inc. ............. 1,769 47,993
Universal Corp. .................... 2,806 169,763
Vector Group Ltd. .................. 16,678 175,119
441,560
Trading Companies & Distributors — 1.5%
Alta Equipment Group, Inc.
(a)
........... 3,136 28,130
Applied Industrial Technologies, Inc.
(b)
..... 4,445 427,476
Beacon Roofing Supply, Inc.
(a)
.......... 6,308 323,979
BlueLinx Holdings, Inc.
(a)
.............. 1,070 71,487
Boise Cascade Co. ................. 4,727 281,209
Custom Truck One Source, Inc.
(a)
........ 5,280 29,568
Distribution Solutions Group, Inc.
(a)
....... 584 30,012
DXP Enterprises, Inc.
(a)
............... 1,768 54,154
GATX Corp.
(b)
..................... 4,185 394,060
Global Industrial Co. ................. 1,736 58,625
GMS, Inc.
(a)
....................... 5,021 223,434
H&E Equipment Services, Inc. .......... 3,900 112,983
Herc Holdings, Inc. .................. 3,018 272,073
Hudson Technologies, Inc.
(a)
........... 5,008 37,610
Karat Packaging, Inc.
(a)
............... 972 16,582
McGrath RentCorp .................. 2,910 221,160
MRC Global, Inc.
(a)
.................. 10,027 99,869
NOW, Inc.
(a)
...................... 13,515 132,177
Rush Enterprises, Inc., Class A ......... 5,024 242,157
Rush Enterprises, Inc., Class B ......... 853 42,317
Textainer Group Holdings Ltd. .......... 5,391 147,767
Titan Machinery, Inc.
(a)
............... 2,138 47,912
Transcat, Inc.
(a)
.................... 720 40,903
Triton International Ltd. ............... 7,388 388,978
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Veritiv Corp.
(a)
..................... 1,687 $ 183,124
3,907,746
Water Utilities — 0.5%
American States Water Co.
(b)
........... 4,286 349,352
Artesian Resources Corp., Class A
(b)
...... 903 44,401
California Water Service Group
(b)
........ 6,269 348,243
Global Water Resources, Inc. ........... 1,018 13,448
Middlesex Water Co.
(b)
............... 2,039 178,780
Pure Cycle Corp.
(a)
.................. 1,812 19,098
SJW Group ....................... 3,137 195,780
York Water Co. (The) ................ 1,480 59,836
1,208,938
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 5,808 94,032
KORE Group Holdings, Inc.
(a)
........... 4,074 12,507
Shenandoah Telecommunications Co. ..... 5,764 127,961
Telephone & Data Systems, Inc. ......... 12,055 190,348
United States Cellular Corp.
(a)
.......... 1,555 45,033
469,881
Total Common Stocks — 99.3%
(Cost: $247,146,634) ............................. 266,246,410
Investment Companies
Ferroglobe Representation and Warranty
Insurance Trust
(d)
................. 10,979 —
Total Investment Companies — 0.0%
(Cost: $0) .................................... —
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I ............... 1,703 4,324
Oncternal Therapeutics, Inc., CVR ....... 105 108
4,432
Pharmaceuticals — 0.0%
Zogenix, Inc.
(a)
..................... 6,556 4,458
Total Rights — 0.0%
(Cost: $8,782) ................................. 8,890
Total Long-Term Investments — 99.3%
(Cost: $247,155,416) ............................. 266,255,300
Short-Term Securities
Money Market Funds
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 1,740,965 1,740,965
SL Liquidity Series, LLC, Money Market Series,
1.73%
(g)
....................... 30,354,630 30,348,560
Total Short-Term Securities — 12.0%
(Cost: $32,092,167) .............................. 32,089,525
Total Investments — 111.3%
(Cost: $279,247,583 ) ............................. 298,344,825
Liabilities in Excess of Other Assets — (11.3)% ........... (30,339,686)
Net Assets — 100.0% .............................. $ 268,005,139

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
22
Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,892,227 $ — $ (151,262) $ — $ — $ 1,740,965 1,740,965 $ 2,866 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 23,608,660 6,748,593 — (7,012) (1,681) 30,348,560 30,354,630 105,346
(b)
—
$ (7,012) $ (1,681) $ 32,089,525 $ 108,212 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 23 09/16/22 $ 1,964 $ (52,852)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 52,852 $ — $ — $ — $ 52,852
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (662,135) $ — $ — $ — $ (662,135)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (97,383) $ — $ — $ — $ (97,383)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,325,260

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Small Cap Index V.I. Fund
24
Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 266,246,410 $ — $ — $ 266,246,410
Investment Companies .................................... — — — —
Rights ................................................ — 4,458 4,432 8,890
Short-Term Securities
Money Market Funds ...................................... 1,740,965 — — 1,740,965
$ 267,987,375 $ 4,458 $ 4,432 $ 267,996,265
Investments valued at NAV
(a)
...................................... 30,348,560
$ —
$ 298,344,825
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (52,852) $ — $ — $ (52,852)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2022
25
Financial Statements
BlackRock Small
Cap Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 266,255,300
Investments, at value — affiliated
(c)
......................................................................................... 32,089,525
Cash ............................................................................................................. 101,031
Cash pledged: –
Futures contracts .................................................................................................... 117,000
Receivables: –
Investments sold .................................................................................................... 2,406
Securities lending income — affiliated ...................................................................................... 1,132,823
Capital shares sold ................................................................................................... 100,992
Dividends — affiliated ................................................................................................. 1,084
Dividends — unaffiliated ............................................................................................... 275,853
Prepaid expenses ..................................................................................................... 2,324
Total assets .........................................................................................................
300,078,338
LIABILITIES
Collateral on securities loaned ............................................................................................. 30,380,279
Payables: –
Investments purchased ................................................................................................ 1,384,105
Capital shares redeemed ............................................................................................... 27,940
Distribution fees ..................................................................................................... 248
Investment advisory fees .............................................................................................. 21,545
Variation margin on futures contracts ....................................................................................... 14,021
Other accrued expenses ............................................................................................... 245,061
Total liabilities ........................................................................................................
32,073,199
NET ASSETS ........................................................................................................
$ 268,005,139
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 246,605,103
Accumulated earnings .................................................................................................. 21,400,036
NET ASSETS ........................................................................................................
$ 268,005,139
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 247,155,416
(b)
  Securities loaned, at value .............................................................................................. $ 29,264,143
(c)
  Investments, at cost — affiliated .......................................................................................... $ 32,092,167
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders
26
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 266,724,278
Shares outstanding ...................................................................................................
26,606,975
Net asset value ......................................................................................................
$ 10.02
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 1,280,861
Shares outstanding ...................................................................................................
128,145
Net asset value ......................................................................................................
$ 10.00
Shares authorized ....................................................................................................
10 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2022
27
Financial Statements
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 2,866
Dividends — unaffiliated ............................................................................................... 1,732,757
Securities lending income — affiliated — net ................................................................................. 105,346
Foreign taxes withheld ................................................................................................ (4,303)
Total investment income .................................................................................................
1,836,666
EXPENSES
Investment advisory .................................................................................................. 122,105
Transfer agent — class specific .......................................................................................... 77,110
Printing and postage ................................................................................................. 33,185
Professional ....................................................................................................... 32,297
Accounting services .................................................................................................. 31,027
Custodian ......................................................................................................... 7,207
Directors and Officer ................................................................................................. 4,630
Transfer agent ...................................................................................................... 2,480
Distribution — class specific ............................................................................................ 1,270
Miscellaneous ...................................................................................................... 471
Total expenses .......................................................................................................
311,782
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................. (492)
Transfer agent fees reimbursed by the Manager — class specific .................................................................. (2,290)
Total expenses after fees waived and/or reimbursed ..............................................................................
309,000
Net investment income ..................................................................................................
1,527,666
REALIZED AND UNREALIZED LOSS $ (83,976,574)
Net realized loss from: $ –
Investments — affiliated ............................................................................................. (7,012)
Investments — unaffiliated ........................................................................................... (530,027)
Futures contracts .................................................................................................. (662,135)
A
(1,199,174)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (1,681)
Investments — unaffiliated ........................................................................................... (82,678,336)
Futures contracts .................................................................................................. (97,383)
A
(82,777,400)
Net realized and unrealized loss ............................................................................................
(83,976,574)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (82,448,908)

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders
28
See notes to financial statements.
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/22 (unaudited) Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,527,666 $ 3,423,179
Net realized gain (loss) .............................................................................. (1,199,174) 37,654,734
Net change in unrealized appreciation (depreciation) .......................................................... (82,777,400) 5,539,866
Net increase (decrease) in net assets resulting from operations ..................................................... (82,448,908) 46,617,779
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ — (41,511,263)
  Class III ....................................................................................... — (65,309)
Decrease in net assets resulting from distributions to shareholders ................................................... — (41,576,572)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (1,518,736) 25,188,437
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (83,967,644) 30,229,644
Beginning of period .................................................................................. 351,972,783 321,743,139
End of period ......................................................................................
$ 268,005,139 $ 351,972,783
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
BlackRock Small Cap Index V.I. Fund
(a)
Class I
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 13.10  $ 13.02  $ 11.34  $ 9.60  $ 14.57  $ 13.63
Net investment income
(b)
........
0.06 0.14 0.12 0.15 0.18 0.16
Net realized and unrealized gain (loss)
(3.14) 1.68 2.11 2.29 (1.86) 1.83
Net increase ( decrease ) from investment
operations ............... (3.08) 1.82  2.23  2.44  (1.68) 1.99
Distributions
(c)
– – – – – –
From net investment income .....
—  (0.16) (0.16) (0.15) (0.19) (0.16)
From net realized gain ..........
—  (1.58) (0.39) (0.55) (3.10) (0.89)
Total distributions .............. —  (1.74) (0.55) (0.70) (3.29) (1.05)
Net asset value, end of period ..... $ 10.02  $ 13.10  $ 13.02  $ 11.34  $ 9.60  $ 14.57
Total Return
(d)
(23.51)% 14.57% — — — —
Based on net asset value ......... (23.51)%
(e)
14.57% 19.84% 25.40% (11.25)% 14.55%
Ratios to Average Net Assets
(f)
Total expenses ................
0.20%
(g)
0.23%
(h)
0.29% 0.27% 0.30%
(i)
0.23%
Total expenses after fees waived and/or
reimbursed .................
0.20%
(g)
0.22% 0.22% 0.22% 0.23%
(i)
0.22%
Net investment income ..........
1.00%
(g)
0.96% 1.17% 1.37% 1.17% 1.11%
Supplemental Data
Net assets, end of period (000) ..... $ 266,724  $ 351,338  $ 321,743  $ 284,967  $ 242,300  $ 340,353
Portfolio turnover rate ........... 12% 21% 16% 13% 17% 12%
(a)
On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the "Predecessor Fund"), a series of State Farm Variable
Product Trust, through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.27%
and 0.23%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders
30
BlackRock Small Cap Index V.I. Fund
Class III
Six Months
Ended
06/30/22
(unaudited)
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ...................................................................
$ 13.07  $ 15.16
Net investment income
(b)
...........................................................................
0.05 0.16
Net realized and unrealized loss ......................................................................
(3.12) (0.52)
(c)
Net decrease from investment operations ................................................................. (3.07) (0.36)
Distributions
(d)
– –
From net investment income ........................................................................
—  (0.15)
From net realized gain .............................................................................
—  (1.58)
Total distributions ................................................................................. —  (1.73)
Net asset value, end of period ........................................................................ $ 10.00  $ 13.07
Total Return
(e)
(23.49)% (1.85)%
Based on net asset value ............................................................................ (23.49)%
(f)
(1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...................................................................................
0.44%
(h)
0.41%
(h)
Total expenses after fees waived and/or reimbursed ..........................................................
0.43%
(h)
0.41%
(h)
Net investment income .............................................................................
0.88%
(h)
1.23%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................................ $ 1,281  $ 635
Portfolio turnover rate .............................................................................. 12% 21%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ fr om U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
32
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,119,149 $ (3,119,149) $ — $ —
BNP Paribas SA ................................. 585,055 (585,055) — —
BofA Securities, Inc. ............................... 445,808 (445,808) — —
Citigroup Global Markets, Inc. ........................ 4,113,792 (4,113,792) — —
Credit Suisse Securities (USA) LLC .................... 1,212,833 (1,212,833) — —
J.P. Morgan Securities LLC .......................... 9,664,886 (9,664,886) — —
Jefferies LLC .................................... 47,316 (47,316) — —
Mizuho Securities USA LLC .......................... 2,996 (2,996) — —
National Financial Services LLC ....................... 4,526,425 (4,526,425) — —
State Street Bank & Trust Co. ........................ 2,934,244 (2,934,244) — —
Toronto Dominion Bank ............................. 2,606,279 (2,606,279) — —
UBS Securities LLC ............................... 5,360 (5,360) — —
$ 29,264,143 $ (29,264,143) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
34
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2022, the class specific distribution fees borne directly by Class III were $1,270.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, wh ich will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific. For the six months ended June 30, 2022, the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not "interested persons" of the Company, as defined in the
1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2022 , the amount waived was $492 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived by the Manager pursuant to this arrangement.
Class I Class III Total
Transfer agent fees - class specific .................................................. $ 76,922 $ 188 $ 77,110

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of June 30, 2022, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) h as issued an exemptive order which permit s BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The
Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940
Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Fund Name/Share Class
Transfer Agent Fees
Reimbursed - Class Specific
BlackRock Small Cap Index V.I. Fund
Class I ....................................................................................................... $ 2,243
Class III ...................................................................................................... 47
$ 2,290
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Expiring December 31,
2022 2023 2024
Fund Level ..................................................................... $ 55,821 $ — $ —
Class I ........................................................................ 125,340 35,706 2,243
Class III ....................................................................... — — 47

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
36
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2022, the Fund paid BIM $24,621 for securities lending agent services.
Interfund Lending: In accordance with an exemp tive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30 , 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated
f unds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were $38,478,180 and $38,413,139, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement
Purchases ............................................................................................................... $ 5,294,223
Sales ................................................................................................................... 14,329,309
Net Realized Gain .......................................................................................................... 6,176,937
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 280,100,730 $ 70,471,584 $ (52,280,341) $ 18,191,243

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders
38
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Period from February 09, 2021 (commencement of operations) to December 31, 2021 for Class III.
As of June 30, 2022, shares of the Fund owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
547,558 $ 6,410,294 528,158 $ 7,690,100
Shares issued in reinvestment of distributions ........................
— — 3,274,590 41,510,025
Shares redeemed .........................................
(767,901) (8,843,416) (1,687,795) (24,708,208)
(220,343) $ (2,433,122) 2,114,953 $ 24,491,917
Class III
(a)
Shares sold .............................................
80,903 $ 928,890 43,890 $ 638,483
Shares issued in reinvestment of distributions ........................
— — 5,020 63,018
Shares redeemed .........................................
(1,335) (14,504) (333) (4,981)
79,568 $ 914,386 48,577 $ 696,520
(140,775) $ (1,518,736) 2,163,530 $ 25,188,437
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in this Report
39
Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 20, 2022 (the “April Meeting”) and May 11-12, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the each service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to 60/40 Target Allocation ETF V.I. Fund, Large Cap Focus Growth V.I. Fund, Capital Appreciation
V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund, Global Allocation V.I. Fund, Basic Value V.I. Fund, SMID Cap V.I. Fund, Equity Dividend V.I. Fund and
International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); with respect to Managed Volatility V.I. Fund, in light of the
Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”); with respect to International Index V.I. Fund, Small
Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of each Fund as compared with its benchmark; and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of the Large Cap Core V.I. Fund and Large Cap Value V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the pertinent Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three-, and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Focus Growth V.I. Fund ranked in the third, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the fourth, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the third, first and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the fourth, third and second quartiles, respectively against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods. The Board also noted that effective February 9, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage U.S. Total Market V.I. Fund to BlackRock Advantage SMID Cap V.I. Fund.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the fourth, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance during the one-year period, was primarily driven by investment decisions in the healthcare sector. During the three- and five-year periods underperformance was generally driven by the Fund’s value orientation. The Board and BlackRock discussed
BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-and three-year periods reported, the Fund underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark
Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that
60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2022. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense
Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on April 14, 2022 (the “April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”)
and BlackRock U.S. Government Bond V.I. Fund (the “U.S. Government Bond V.I. Fund” and collectively with the High Yield V.I. Fund and the Total Return V.I. Fund, the
“Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-
advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Total Return V.I. Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) The use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High
Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, the U.S. Government Bond V.I. Fund ranked in the second quartile against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the U.S.
Government Bond V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the High Yield V.I. Fund or the Total Return V.I. Fund were to decrease, the High Yield V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board noted that if the size of the Total Return V.I. Fund or the High Yield V.I Fund were to decrease, the
Total Return V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
The Board noted that the U.S. Government Bond V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the U.S. Government Bond V.I. Fund’s Expense Peers. The Board also noted that the
U.S. Government Bond V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond V.I.
Fund increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond V.I. Fund were to decrease, the U.S. Government
Bond V.I. Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S.
Government Bond V.I. Fund’s total expenses as a percentage of the U.S. Government Bond V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S. Government Bond V.I. Fund on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to waive a portion of the advisory fee payable by the U.S. Government Bond
V.I. Fund. An advisory fee waiver has been in effect since 2016, that amount of which may have varied from time to time. After discussion between the Board, including the
Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 26 basis point voluntary advisory fee waiver.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the
Company, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual report s and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap Index V.I. Fund, BlackRock Total Return
V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund, BlackRock International V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/22-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 12, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 12, 2022